UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2018


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2018



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

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        SEMIANNUAL REPORT
        USAA EXTENDED MARKET INDEX FUND (USMIX)
        JUNE 30, 2018

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TABLE OF CONTENTS

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
INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   2

   Notes to Portfolio of Investments                                         51

   Financial Statements                                                      53

   Notes to Financial Statements                                             57

   Financial Highlights                                                      71

EXPENSE EXAMPLE                                                              73

ADVISORY AGREEMENT(S)                                                        75

SUBADVISORY AGREEMENT                                                        81

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

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INVESTMENT OVERVIEW

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                         o TOP 10 HOLDINGS* - 6/30/18 o
                                (% of Net Assets)

Tesla, Inc. ..............................................................  0.9%
ServiceNow, Inc. .........................................................  0.6%
Las Vegas Sands Corp. ....................................................  0.5%
Worldpay, Inc., "A" ......................................................  0.5%
Dr. Pepper Snapple Group, Inc. ...........................................  0.4%
Palo Alto Networks, Inc. .................................................  0.4%
Workday, Inc., "A" .......................................................  0.4%
Square, Inc., "A" ........................................................  0.4%
T-Mobile US, Inc. ........................................................  0.3%
Dell Technologies, Inc., "V" .............................................  0.3%

                     o TOP 10 SECTOR ALLOCATION* - 6/30/18 o
                                (% of Net Assets)

Information Technology ................................................... 18.7%
Financials ............................................................... 18.0%
Consumer Discretionary ................................................... 14.4%
Industrials .............................................................. 13.2%
Health Care .............................................................. 11.8%
Real Estate ..............................................................  6.5%
Materials ................................................................  5.1%
Energy ...................................................................  4.8%
Consumer Staples .........................................................  3.2%
Utilities ................................................................  2.7%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Portfolio of Investments for a complete list of securities.

Percentages are of net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  1

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (99.3%)

COMMON STOCKS (99.3%)

CONSUMER DISCRETIONARY (14.4%)
------------------------------
ADVERTISING (0.0%)
      1,148   Boston Omaha Corp., "A"(a)                                                          $     24
      5,624   Clear Channel Outdoor Holdings, Inc., "A"                                                 24
      4,083   Emerald Expositions Events, Inc.                                                          84
      4,661   Fluent, Inc.(a)                                                                           11
        674   Harte-Hanks, Inc.(a)                                                                       8
      9,730   National CineMedia, Inc.                                                                  82
      3,165   SPAR Group, Inc.(a)                                                                        4
                                                                                                  --------
                                                                                                       237
                                                                                                  --------
APPAREL RETAIL (0.7%)
     10,514   Abercrombie & Fitch Co., "A"                                                             257
     25,423   American Eagle Outfitters, Inc.                                                          591
     25,130   Ascena Retail Group, Inc.(a)                                                             100
      5,049   Boot Barn Holdings, Inc.(a)                                                              105
      3,973   Buckle, Inc.                                                                             107
     10,694   Burlington Stores, Inc.(a)                                                             1,610
      6,897   Caleres, Inc.                                                                            237
      3,894   Cato Corp., "A"                                                                           96
     19,485   Chico's FAS, Inc.                                                                        159
      2,749   Children's Place, Inc.                                                                   332
      6,159   Christopher & Banks Corp.(a)                                                               6
      2,593   Citi Trends, Inc.                                                                         71
      2,770   Destination Maternity Corp.(a)                                                            16
      8,559   Destination XL Group, Inc.(a)                                                             19
     11,768   DSW, Inc., "A"                                                                           304
     12,371   Express, Inc.(a)                                                                         113
      6,453   Francesca's Holdings Corp.(a)                                                             49
      3,006   Genesco, Inc.(a)                                                                         119
      9,276   Guess?, Inc.                                                                             199
      1,051   J. Jill, Inc.(a)                                                                          10
      2,381   Shoe Carnival, Inc.                                                                       77
      4,672   Stage Stores, Inc.                                                                        11
      4,383   Stein Mart, Inc.(a)                                                                       11
      7,130   Tailored Brands, Inc.                                                                    182
      2,102   Tilly's, Inc., "A"                                                                        32
     12,318   Urban Outfitters, Inc.(a)                                                                549
      2,839   Zumiez, Inc.(a)                                                                           71
                                                                                                  --------
                                                                                                     5,433
                                                                                                  --------
APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
      7,394   Carter's, Inc.                                                                           801
      1,956   Cherokee, Inc.(a)                                                                          1
      4,496   Columbia Sportswear Co.                                                                  411
      2,823   Forward Industries, Inc.(a)                                                                5
      6,527   Fossil Group, Inc.(a)                                                                    175
      6,412   G-III Apparel Group Ltd.(a)                                                              285
      9,546   Iconix Brand Group, Inc.(a)                                                                5
      2,101   Lakeland Industries, Inc.(a)                                                              30
     14,793   Lululemon Athletica, Inc.(a)                                                           1,847
      2,476   Movado Group, Inc.                                                                       120
      2,562   Oxford Industries, Inc.                                                                  213
      2,072   Perry Ellis International, Inc.(a)                                                        56
      7,426   Sequential Brands Group, Inc.(a)                                                          15
      1,222   Superior Group of Companies, Inc.                                                         25
      3,075   Vera Bradley, Inc.(a)                                                                     43
        298   Vince Holding Corp.(a)                                                                     5
                                                                                                  --------
                                                                                                     4,037
                                                                                                  --------

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2  | USAA EXTENDED MARKET INDEX FUND
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
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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.3%)
     14,905   Adient plc                                                                          $    733
     15,871   American Axle & Manufacturing Holdings, Inc.(a)                                          247
     13,503   Autoliv, Inc.(b)                                                                       1,934
      2,562   Cooper-Standard Holdings, Inc.(a)                                                        335
     21,805   Dana, Inc.                                                                               440
     13,755   Delphi Technologies plc                                                                  625
      4,690   Dorman Products, Inc.(a)                                                                 320
      6,431   Fox Factory Holding Corp.(a)                                                             299
     42,849   GENTEX CORP.                                                                             986
      5,458   Gentherm, Inc.(a)                                                                        215
      3,297   Horizon Global Corp.(a)                                                                   20
      3,780   LCI Industries                                                                           341
     10,502   Lear Corp.                                                                             1,951
      7,896   Modine Manufacturing Co.(a)                                                              144
      2,943   Motorcar Parts of America, Inc.(a)                                                        55
      2,952   Standard Motor Products, Inc.                                                            143
      4,259   Stoneridge, Inc.(a)                                                                      150
        573   Strattec Security Corp.                                                                   18
      3,414   Superior Industries International, Inc.                                                   61
      8,465   Tenneco, Inc.                                                                            372
      3,363   Tower International, Inc.                                                                107
      4,842   Visteon Corp.(a)                                                                         626
      4,073   VOXX International Corp.(a)                                                               22
                                                                                                  --------
                                                                                                    10,144
                                                                                                  --------
AUTOMOBILE MANUFACTURERS (1.0%)
     20,868   Tesla, Inc.(a),(b)                                                                     7,157
      7,641   Thor Industries, Inc.                                                                    744
      4,162   Winnebago Industries, Inc.                                                               169
                                                                                                  --------
                                                                                                     8,070
                                                                                                  --------
AUTOMOTIVE RETAIL (0.3%)
      1,386   America's Car-Mart, Inc.(a)                                                               86
      3,061   Asbury Automotive Group, Inc.(a)                                                         210
      9,193   AutoNation, Inc.(a)                                                                      446
      4,597   Camping World Holdings, Inc., "A"                                                        115
      4,962   Carvana Co.(a),(b)                                                                       206
      3,063   Group 1 Automotive, Inc.                                                                 193
      3,754   Lithia Motors, Inc., "A"                                                                 355
      5,194   Monro, Inc.                                                                              302
      4,950   Murphy USA, Inc.(a)                                                                      368
      5,762   Penske Automotive Group, Inc.                                                            270
      4,134   Sonic Automotive, Inc., "A"                                                               85
                                                                                                  --------
                                                                                                     2,636
                                                                                                  --------
BROADCASTING (0.4%)
      6,802   AMC Networks, Inc., "A"(a)                                                               423
      2,692   Beasley Broadcast Group, Inc., "A"                                                        30
     16,001   Central European Media Enterprises Ltd., "A"(a)                                           66
      2,653   Emmis Communications Corp., "A"(a)                                                        14
     21,239   Entercom Communications Corp., "A"(b)                                                    160
     10,513   Entravision Communications Corp., "A"                                                     53
      8,572   EW Scripps Co., "A"                                                                      115
     11,894   Gray Television, Inc.(a)                                                                 188
      2,349   Hemisphere Media Group, Inc.(a)                                                           31
      7,209   Nexstar Media Group, Inc., "A"                                                           529
      1,046   Saga Communications, Inc., "A"                                                            40
     12,177   Sinclair Broadcast Group, Inc., "A"                                                      392
     33,291   TEGNA, Inc.                                                                              361
     11,076   Tribune Media Co., "A"                                                                   424
                                                                                                  --------
                                                                                                     2,826
                                                                                                  --------
CABLE & SATELLITE (1.4%)
     19,333   Altice USA, Inc., "A"                                                                    330
        747   Cable One, Inc.                                                                          548

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                                                   PORTFOLIO OF INVESTMENTS |  3
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
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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     15,296   GCI Liberty, Inc., "A"(a)  $                                                             690
      4,166   Liberty Broadband Corp., "A"(a)                                                          315
     23,616   Liberty Broadband Corp., "C"(a)                                                        1,788
     34,499   Liberty Global plc, "A"(a)                                                               950
     93,674   Liberty Global plc, "C"(a)                                                             2,493
      6,706   Liberty Latin America LTD., "A"(A)                                                       128
     17,478   Liberty Latin America Ltd., "C"(a)                                                       339
     26,707   Liberty Media Corp-Liberty SiriusXM(a)                                                 1,211
     13,183   Liberty Media Corp-Liberty SiriusXM, "A"(a)                                              594
      1,784   Loral Space & Communications, Inc.(a)                                                     67
      9,903   MSG Networks, Inc.,"A"(a)                                                                237
    224,823   Sirius XM Holdings, Inc.(b)                                                            1,522
      2,718   WideOpenWest, Inc.(a)                                                                     26
                                                                                                  --------
                                                                                                    11,238
                                                                                                  --------
CASINOS & GAMING (1.0%)
     12,688   Boyd Gaming Corp.                                                                        440
     21,357   Caesars Entertainment Corp.(a)                                                           229
      6,355   Century Casinos, Inc.(a)                                                                  56
      1,799   Churchill Downs, Inc.                                                                    533
      6,916   Dover Downs Gaming & Entertainment, Inc.(a)                                               12
      9,671   Eldorado Resorts, Inc.(a)                                                                378
        827   Empire Resorts, Inc.(a)                                                                   16
      8,160   Full House Resorts, Inc.(a)                                                               27
      1,026   Gaming Partners International Corp.                                                        9
      1,723   Golden Entertainment, Inc.(a)                                                             47
     57,000   Las Vegas Sands Corp.                                                                  4,353
      2,088   Monarch Casino & Resort, Inc.(a)                                                          92
     12,929   Penn National Gaming, Inc.(a)                                                            434
      8,636   Pinnacle Entertainment, Inc.(a)                                                          291
      1,400   PlayAGS, Inc.(a)                                                                          38
     10,925   Red Rock Resorts, Inc., "A"                                                              366
      8,615   Scientific Games Corp., "A"(a)                                                           423
                                                                                                  --------
                                                                                                     7,744
                                                                                                  --------
COMPUTER & ELECTRONICS RETAIL (0.1%)
      3,781   Conn's, Inc.(a)                                                                          125
     15,760   GameStop Corp., "A"(b)                                                                   229
      7,864   Rent-A-Center, Inc.                                                                      116
                                                                                                  --------
                                                                                                       470
                                                                                                  --------
CONSUMER ELECTRONICS (0.1%)
     15,121   GoPro, Inc., "A"(a),(b)                                                                   97
      7,440   Roku, Inc.(a)                                                                            317
      1,515   Turtle Beach Corp.(a)                                                                     31
      2,235   Universal Electronics, Inc.(a)                                                            74
      3,153   Vuzix Corp.(a)                                                                            24
      4,990   ZAGG, Inc.(a)                                                                             86
                                                                                                  --------
                                                                                                       629
                                                                                                  --------
DEPARTMENT STORES (0.1%)
      3,366   Dillard's, Inc., "A"(b)                                                                  318
     46,484   JC Penney Co., Inc.(a),(b)                                                               109
      4,842   Sears Holdings Corp.(a),(b)                                                               11
                                                                                                  --------
                                                                                                       438
                                                                                                  --------
DISTRIBUTORS (0.1%)
      7,129   Core-Mark Holding Co., Inc.                                                              162
      6,438   Pool Corp.                                                                               975
      1,357   Weyco Group, Inc.                                                                         50
                                                                                                  --------
                                                                                                     1,187
                                                                                                  --------
EDUCATION SERVICES (0.5%)
      9,173   Adtalem Global Education, Inc.(a)                                                        441
      2,731   American Public Education, Inc.(a)                                                       115
      2,758   Bridgepoint Education, Inc.(a)                                                            18
      9,356   Bright Horizons Family Solutions, Inc.(a)                                                959

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4  | USAA EXTENDED MARKET INDEX FUND

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
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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      4,720   Cambium Learning Group, Inc.(a)                                                     $     52
      1,792   Capella Education Co.                                                                    177
     10,687   Career Education Corp.(a)                                                                173
     13,846   CHEGG, INC.(A)                                                                           385
        728   Graham Holdings Co., "B"                                                                 427
      7,545   Grand Canyon Education, Inc.(a)                                                          842
     15,421   Houghton Mifflin Harcourt Co.(a)                                                         118
      5,636   K12, Inc.(a)                                                                              92
      5,435   Laureate Education, Inc., "A"(a)                                                          78
      1,653   Strayer Education, Inc.                                                                  187
      3,377   Universal Technical Institute, Inc.(a)                                                    11
                                                                                                  --------
                                                                                                     4,075
                                                                                                  --------
FOOTWEAR (0.3%)
     11,409   Crocs, Inc.(a)                                                                           201
      4,841   Deckers Outdoor Corp.(a)                                                                 547
      1,306   Rocky Brands, Inc.                                                                        39
     20,773   Skechers U.S.A., Inc., "A"(a)                                                            623
      8,495   Steven Madden Ltd.                                                                       451
     15,101   Wolverine World Wide, Inc.                                                               525
                                                                                                  --------
                                                                                                     2,386
                                                                                                  --------
GENERAL MERCHANDISE STORES (0.1%)
      6,639   Big Lots, Inc.                                                                           277
         65   BJ's Wholesale Club Holdings, Inc.(a)                                                      2
      4,994   Fred's, Inc., "A"(b)                                                                      11
      8,072   Ollie's Bargain Outlet Holdings, Inc.(a)                                                 585
      6,404   Tuesday Morning Corp.(a)                                                                  20
                                                                                                  --------
                                                                                                       895
                                                                                                  --------
HOME FURNISHINGS (0.1%)
      1,739   Bassett Furniture Industries, Inc.                                                        48
      2,900   Dixie Group, Inc.(a)                                                                       7
      3,943   Ethan Allen Interiors, Inc.                                                               97
      1,215   Flexsteel Industries, Inc.                                                                48
      1,876   Hooker Furniture Corp.                                                                    88
      7,437   La-Z-Boy, Inc.                                                                           228
      7,002   Tempur Sealy International, Inc.(a)                                                      336
                                                                                                  --------
                                                                                                       852
                                                                                                  --------
HOME IMPROVEMENT RETAIL (0.1%)
      6,722   Floor & Decor Holdings, Inc., "A"(a)                                                     332
      4,057   Lumber Liquidators Holdings, Inc.(a)                                                      99
      5,605   Tile Shop Holdings, Inc.                                                                  43
                                                                                                  --------
                                                                                                       474
                                                                                                  --------
HOMEBUILDING (0.7%)
      2,544   AV Homes, Inc.(a)                                                                         55
      5,712   Beazer Homes USA, Inc.(a)                                                                 84
      1,393   Cavco Industries, Inc.(a)                                                                289
      3,342   Century Communities, Inc.(a)                                                             105
      1,729   Comstock Holding Companies, Inc.(a)                                                        5
      3,198   Green Brick Partners, Inc.(a)                                                             31
     21,351   Hovnanian Enterprises, Inc., "A"(a)                                                       35
      3,192   Installed Building Products, Inc.(a)                                                     181
     13,368   KB Home                                                                                  364
      2,808   LGI Homes, Inc.(a)                                                                       162
      4,013   M/I Homes, Inc.(a)                                                                       106
      6,411   MDC Holdings, Inc.                                                                       197
      5,844   Meritage Homes Corp.(a)                                                                  257
      2,131   New Home Co., Inc.(a)                                                                     21
        534   NVR, Inc.(a)                                                                           1,586
      4,035   PICO Holdings, Inc.(a)                                                                    47
      1,078   Skyline Champion Corp.                                                                    38
     17,164   Taylor Morrison Home Corp., "A"(a)                                                       357
     22,487   Toll Brothers, Inc.                                                                      832
      5,614   TopBuild Corp.(a)                                                                        440
     23,803   TRI Pointe Group, Inc.(a)                                                                389
      4,111   William Lyon Homes, "A"(a)                                                                95
                                                                                                  --------
                                                                                                     5,676
                                                                                                  --------
HOMEFURNISHING RETAIL (0.3%)
      9,518   Aaron's, Inc.                                                                            413
      4,048   At Home Group, Inc.(a)                                                                   158

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                                                   PORTFOLIO OF INVESTMENTS |  5

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
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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     21,609   Bed Bath & Beyond, Inc.                                                             $    431
      3,228   Haverty Furniture Companies, Inc.                                                         70
      2,707   Kirkland's, Inc.(a)                                                                       31
     12,905   Pier 1 Imports, Inc.                                                                      31
      3,106   RH(a)                                                                                    434
      6,400   Sleep Number Corp.(a)                                                                    186
     12,429   Williams-Sonoma, Inc.                                                                    763
                                                                                                  --------
                                                                                                     2,517
                                                                                                  --------
HOTELS, RESORTS & CRUISE LINES (0.7%)
     10,905   BBX Capital Corp.                                                                         99
     12,500   Belmond Ltd., "A"(a)                                                                     139
      5,449   Choice Hotels International, Inc.                                                        412
     30,077   Extended Stay America, Inc.                                                              650
     15,509   Hilton Grand Vacations, Inc.(a)                                                          538
      7,436   Hyatt Hotels Corp., "A"                                                                  574
     17,146   ILG, Inc.                                                                                566
      3,668   Lindblad Expeditions Holdings, Inc.(a)                                                    49
      3,630   Marriott Vacations Worldwide Corp.                                                       410
      8,176   Playa Hotels & Resorts N.V.(a)                                                            88
      5,052   Red Lion Hotels Corp.(a)                                                                  59
     15,453   Wyndham Destinations, Inc.                                                               684
     15,453   Wyndham Hotels & Resorts, Inc.                                                           909
                                                                                                  --------
                                                                                                     5,177
                                                                                                  --------
HOUSEHOLD APPLIANCES (0.1%)
      1,598   Hamilton Beach Brands Holding Co., "A"                                                    47
      4,370   Helen of Troy Ltd.(a)                                                                    430
      4,266   iRobot Corp.(a),(b)                                                                      323
                                                                                                  --------
                                                                                                       800
                                                                                                  --------
HOUSEWARES & SPECIALTIES (0.1%)
      1,461   CSS Industries, Inc.                                                                      25
      3,627   Libbey, Inc.                                                                              30
      2,050   Lifetime Brands, Inc.                                                                     26
      7,915   Tupperware Brands Corp.                                                                  326
                                                                                                  --------
                                                                                                       407
                                                                                                  --------
INTERNET & DIRECT MARKETING RETAIL (0.5%)
      5,670   1-800-Flowers.com, Inc., "A"(a)                                                           71
      1,333   Duluth Holdings, Inc., "B"(a),(b)                                                         32
      7,906   EVINE Live, Inc.(a)                                                                       10
      3,190   FTD Companies, Inc.(a)                                                                    15
      1,794   Gaia, Inc.(a)                                                                             36
     60,701   Groupon, Inc.(a)                                                                         261
      2,026   Lands' End, Inc.(a)                                                                       56
      8,378   Liberty Expedia Holdings, Inc., "A"(a)                                                   368
     10,940   Liberty TripAdvisor Holdings, Inc., "A"(a)                                               176
      4,434   Nutrisystem, Inc.                                                                        171
      2,766   Overstock.com, Inc.(a)                                                                    93
      3,455   PetMed Express, Inc.                                                                     152
     69,093   Qurate Retail, Inc.(a)                                                                 1,466
      5,172   Shutterfly, Inc.(a)                                                                      466
      1,300   Stitch Fix, Inc., "A"(a),(b)                                                              36
      3,527   U.S. Auto Parts Network, Inc.(a)                                                           5
      6,685   Wayfair, Inc., "A"(a)                                                                    794
                                                                                                  --------
                                                                                                     4,208
                                                                                                  --------
LEISURE FACILITIES (0.5%)
      1,592   Dover Motorsports, Inc.                                                                    3
     11,272   Drive Shack, Inc.(a)                                                                      87
      3,864   International Speedway Corp., "A"                                                        173
     13,139   Planet Fitness, Inc., "A"(a)                                                             577
      1,637   RCI Hospitality Holdings, Inc.                                                            52
      9,937   SeaWorld Entertainment, Inc.(a)                                                          217
     12,304   Six Flags Entertainment Corp.                                                            862
      1,762   Speedway Motorsports, Inc.                                                                31
      5,154   Town Sports International Holdings, Inc.(a)                                               75
      6,235   Vail Resorts, Inc.                                                                     1,709
                                                                                                  --------
                                                                                                     3,786
                                                                                                  --------

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------

LEISURE PRODUCTS (0.4%)
      6,183   Acushnet Holdings Corp.                                                             $    151
      8,805   American Outdoor Brands Corp.(a)                                                         106
     13,583   Brunswick Corp.                                                                          876
     14,931   Callaway Golf Co.                                                                        283
      4,738   Clarus Corp.(a)                                                                           39
      2,070   Escalade, Inc.                                                                            29
        710   Johnson Outdoors, Inc., "A"                                                               60
      3,744   Malibu Boats, Inc., "A"(a)                                                               157
      1,493   Marine Products Corp.                                                                     27
      2,500   MCBC Holdings, Inc.(a)                                                                    72
      4,821   Nautilus, Inc.(a)                                                                         76
      9,151   Polaris Industries, Inc.                                                               1,118
      2,841   Sturm Ruger & Co., Inc.                                                                  159
      9,083   Vista Outdoor, Inc.(a)                                                                   141
                                                                                                  --------
                                                                                                     3,294
                                                                                                  --------
MOVIES & ENTERTAINMENT (0.7%)
      9,009   AMC Entertainment Holdings, Inc., "A"                                                    143
     16,653   Cinemark Holdings, Inc.                                                                  584
      7,875   Global Eagle Entertainment, Inc.(a),(b)                                                   20
      1,620   Liberty Media Corp-Liberty Braves, "A"(a)                                                 42
      6,324   Liberty Media Corp-Liberty Braves, "C"(a)                                                164
      3,415   Liberty Media Corp-Liberty Formula One, "A"(a)                                           121
     31,342   Liberty Media Corp-Liberty Formula One, "C"(a)                                         1,164
      9,936   Lions Gate Entertainment Corp., "A"                                                      247
     17,152   Lions Gate Entertainment Corp., "B"                                                      402
     20,841   Live Nation Entertainment, Inc.(a)                                                     1,012
      2,548   Madison Square Garden Co., "A"(a)                                                        790
      3,067   Marcus Corp.                                                                             100
      2,601   Reading International, Inc., "A"(a)                                                       41
      6,568   World Wrestling Entertainment, Inc., "A"                                                 478
                                                                                                  --------
                                                                                                     5,308
                                                                                                  --------
PUBLISHING (0.2%)
      3,599   AH Belo Texas, Inc., "A"                                                                  17
        137   Daily Journal Corp.(a)                                                                    31
     17,822   Gannett Co., Inc.                                                                        191
      7,025   John Wiley & Sons, Inc., "A"                                                             438
      8,464   Lee Enterprises, Inc.(a)                                                                  24
      1,090   McClatchy Co., "A"(a)                                                                     11
      5,876   Meredith Corp.(b)                                                                        300
      9,733   New Media Investment Group, Inc.                                                         180
     19,643   New York Times Co., "A"                                                                  509
      4,495   Scholastic Corp.                                                                         199
      3,616   tronc, Inc.(a)                                                                            62
                                                                                                  --------
                                                                                                     1,962
                                                                                                  --------
RESTAURANTS (1.3%)
     38,126   Aramark                                                                                1,414
         18   Biglari Holdings, Inc., "A"(a)                                                            17
        187   Biglari Holdings, Inc., "B"(a)                                                            34
      3,216   BJ's Restaurants, Inc.                                                                   193
     15,088   Bloomin' Brands, Inc.                                                                    303
      1,669   Bojangles', Inc.(a)                                                                       24
      6,365   Brinker International, Inc.                                                              303
      6,109   Carrols Restaurant Group, Inc.(a)                                                         91
      6,609   Cheesecake Factory, Inc.(b)                                                              364
      2,773   Chuy's Holdings, Inc.(a)                                                                  85
      3,874   Cracker Barrel Old Country Store, Inc.(b)                                                605
      6,499   Dave & Buster's Entertainment, Inc.(a)                                                   309
      4,306   Del Frisco's Restaurant Group, Inc.(a)                                                    54
      6,237   Del Taco Restaurants, Inc.(a)                                                             88
     10,532   Denny's Corp.(a)                                                                         168

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                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      2,576   Dine Brands Global, Inc.                                                            $    193
      6,515   Domino's Pizza, Inc.                                                                   1,838
     12,988   Dunkin'Brands Group, Inc.(b)                                                             897
      3,382   El Pollo Loco Holdings, Inc.(a)                                                           39
      1,894   Famous Dave's of America, Inc.(a)                                                         13
      4,111   Fiesta Restaurant Group, Inc.(a)                                                         118
      2,486   Habit Restaurants, Inc., "A"(a)                                                           25
      4,126   J Alexander's Holdings, Inc.(a)                                                           46
      4,166   Jack in the Box, Inc.                                                                    355
      3,045   Jamba, Inc.(a)                                                                            32
      5,639   Luby's, Inc.(a)                                                                           15
        408   Nathan's Famous, Inc.                                                                     38
      3,634   Noodles & Co.(a),(b)                                                                      45
      4,041   Papa John's International, Inc.                                                          205
      4,799   Potbelly Corp.(a)                                                                         62
      1,864   Red Robin Gourmet Burgers, Inc.(a)                                                        87
      4,841   Ruth's Hospitality Group, Inc.                                                           136
      2,951   Shake Shack, Inc., "A"(a)                                                                195
      5,657   Sonic Corp.                                                                              195
     10,098   Texas Roadhouse, Inc.                                                                    662
     28,430   Wendy's Co.                                                                              488
      5,041   Wingstop, Inc.                                                                           263
      3,126   Zoe's Kitchen, Inc.(a)                                                                    31
                                                                                                  --------
                                                                                                    10,030
                                                                                                  --------
SPECIALIZED CONSUMER SERVICES (0.4%)
      2,129   Ascent Capital Group, Inc., "A"(a)                                                         6
      2,462   Carriage Services, Inc.                                                                   60
      1,741   Collectors Universe, Inc.                                                                 26
      5,786   Regis Corp.(a)                                                                            96
     28,833   Service Corp. International                                                            1,032
     21,046   ServiceMaster Global Holdings, Inc.(a)                                                 1,251
      6,051   Sotheby's(a)                                                                             329
      5,913   Weight Watchers International, Inc.(a)                                                   598
                                                                                                  --------
                                                                                                     3,398
                                                                                                  --------
SPECIALTY STORES (0.4%)
      6,163   Barnes & Noble Education, Inc.(a)                                                         35
      8,898   Barnes & Noble, Inc.                                                                      57
      2,684   Big 5 Sporting Goods Corp.                                                                20
      2,727   Build-A-Bear Workshop, Inc.(a)                                                            21
      2,847   Container Store Group, Inc.(a)                                                            24
     11,520   Dick's Sporting Goods, Inc.                                                              406
      8,834   Five Below, Inc.(a)                                                                      863
     10,229   GNC Holdings, Inc., "A"(a),(b)                                                            36
      3,484   Hibbett Sports, Inc.(a)                                                                   80
      4,129   MarineMax, Inc.(a)                                                                        78
     16,397   Michaels Companies, Inc.(a)                                                              314
      5,082   National Vision Holdings, Inc.(a)                                                        186
     84,454   Office Depot, Inc.                                                                       215
      3,899   Party City Holdco, Inc.(a)                                                                59
     17,615   Sally Beauty Holdings, Inc.(a)                                                           282
      9,558   Signet Jewelers Ltd.                                                                     533
      4,298   Sportsman's Warehouse Holdings, Inc.(a)                                                   22
      3,693   Vitamin Shoppe, Inc.(a)                                                                   26
        437   Winmark Corp.                                                                             65
                                                                                                  --------
                                                                                                     3,322
                                                                                                  --------
TEXTILES (0.0%)
      2,014   Culp, Inc.                                                                                49
      2,485   Unifi, Inc.(a)                                                                            79
                                                                                                  --------
                                                                                                       128
                                                                                                  --------
TIRES & RUBBER (0.0%)
      8,072   Cooper Tire & Rubber Co.                                                                 212
                                                                                                  --------
              Total Consumer Discretionary                                                         113,996
                                                                                                  --------

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8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (3.2%)
-----------------------
AGRICULTURAL PRODUCTS (0.5%)
        610   Alico, Inc.                                                                         $     19
     21,925   Bunge Ltd.                                                                             1,528
     26,203   Darling Ingredients, Inc.(a)                                                             521
      5,263   Fresh Del Monte Produce, Inc.                                                            235
     11,183   Ingredion, Inc.                                                                        1,238
      2,404   Limoneira Co.                                                                             59
                                                                                                  --------
                                                                                                     3,600
                                                                                                  --------
BREWERS (0.0%)
      1,287   Boston Beer Co., Inc., "A"(a)                                                            386
      1,760   Craft Brew Alliance, Inc.(a)                                                              36
                                                                                                  --------
                                                                                                       422
                                                                                                  --------
DISTILLERS & VINTNERS (0.0%)
      1,817   MGP Ingredients, Inc.                                                                    161
      2,312   Willamette Valley Vineyards, Inc.(a)                                                      20
                                                                                                  --------
                                                                                                       181
                                                                                                  --------
DRUG RETAIL (0.0%)
    169,282   Rite Aid Corp.(a),(b)                                                                    293
                                                                                                  --------
FOOD DISTRIBUTORS (0.3%)
      3,787   Andersons, Inc.                                                                          129
      3,358   Chefs' Warehouse, Inc.(a)                                                                 96
     13,433   Performance Food Group Co.(a)                                                            493
      5,521   SpartanNash Co.                                                                          141
     22,157   U.S. Foods Holding Corp.(a)                                                              838
      7,684   United Natural Foods, Inc.(a)                                                            328
                                                                                                  --------
                                                                                                     2,025
                                                                                                  --------
FOOD RETAIL (0.2%)
      5,909   Casey's General Stores, Inc.                                                             621
      2,303   Ingles Markets, Inc., "A"                                                                 73
      4,080   Smart & Final Stores, Inc.(a)                                                             23
     19,601   Sprouts Farmers Market, Inc.(a)                                                          433
      5,901   Supervalu, Inc.(a)                                                                       121
      1,095   Village Super Market, Inc., "A"                                                           32
      2,324   Weis Markets, Inc.                                                                       124
                                                                                                  --------
                                                                                                     1,427
                                                                                                  --------
HOUSEHOLD PRODUCTS (0.2%)
      1,690   Central Garden & Pet Co.(a)                                                               74
      5,587   Central Garden & Pet Co., "A"(a)                                                         226
      9,658   Energizer Holdings, Inc.                                                                 608
     22,134   HRG Group, Inc.(a)                                                                       290
      1,129   Oil-Dri Corp. of America                                                                  48
      1,530   Orchids Paper Products Co.(a),(b)                                                          6
      3,826   Spectrum Brands Holdings, Inc.(b)                                                        312
      2,313   WD-40 Co.                                                                                338
                                                                                                  --------
                                                                                                     1,902
                                                                                                  --------
HYPERMARKETS & SUPER CENTERS (0.0%)
      3,440   PriceSmart, Inc.                                                                         311
                                                                                                  --------
PACKAGED FOODS & MEATS (1.0%)
     10,478   B&G Foods, Inc.(b)                                                                       313
      2,423   Calavo Growers, Inc.                                                                     233
      4,515   Cal-Maine Foods, Inc.(a)                                                                 207
     13,709   Dean Foods Co.                                                                           144
      1,660   Farmer Brothers Co.(a)                                                                    51
     29,404   Flowers Foods, Inc.                                                                      613
      3,781   Freshpet, Inc.(a)                                                                        104
     16,146   Hain Celestial Group, Inc.(a)                                                            481
     13,475   Hostess Brands, Inc.(a)                                                                  183
      4,100   HQ Sustainable Maritime Industries, Inc.(a),(c),(d)                                        -
      2,381   J&J Snack Foods Corp.                                                                    363
      1,422   John B Sanfilippo & Son, Inc.                                                            106
     23,153   Lamb Weston Holdings, Inc.                                                             1,586
      2,973   Lancaster Colony Corp.                                                                   412
      4,881   Landec Corp.(a)                                                                           73
      1,804   Lifeway Foods, Inc.(a)                                                                     9
      9,086   Pilgrim's Pride Corp.(a)                                                                 183

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                                                   PORTFOLIO OF INVESTMENTS |  9

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
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                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     18,245   Pinnacle Foods, Inc.                                                                $  1,187
     10,224   Post Holdings, Inc.(a)                                                                   879
      2,724   Rocky Mountain Chocolate Factory, Inc.                                                    31
      2,996   Sanderson Farms, Inc.                                                                    315
         38   Seaboard Corp.                                                                           151
      1,343   Seneca Foods Corp., "A"(a)                                                                36
      7,497   Simply Good Foods Co.(a)                                                                 108
      2,862   Tootsie Roll Industries, Inc.                                                             88
      9,028   TreeHouse Foods, Inc.(a)                                                                 474
                                                                                                  --------
                                                                                                     8,330
                                                                                                  --------
PERSONAL PRODUCTS (0.4%)
     65,408   Avon Products, Inc.(a)                                                                   106
      8,921   Edgewell Personal Care Co.(a)                                                            450
      3,912   elf Beauty, Inc.(a)                                                                       60
     17,872   Herbalife Nutrition Ltd.(a)                                                              960
      2,513   Inter Parfums, Inc.                                                                      135
      3,491   Lifevantage Corp.(a)                                                                      22
        644   Mannatech, Inc.                                                                           13
      1,806   Medifast, Inc.                                                                           289
      1,354   Natural Health Trends Corp.                                                               34
      8,847   Nu Skin Enterprises, Inc., "A"                                                           692
         59   Reliv International, Inc.(a)                                                               -
      1,899   Revlon, Inc., "A"(a),(b)                                                                  33
      1,572   USANA Health Sciences, Inc.(a)                                                           181
                                                                                                  --------
                                                                                                     2,975
                                                                                                  --------
SOFT DRINKS (0.5%)
        720   Coca-Cola Bottling Co. Consolidated                                                       97
     27,732   Dr. Pepper Snapple Group, Inc.                                                         3,383
      1,810   National Beverage Corp.                                                                  194
      2,290   New Age Beverages Corp.(a)                                                                 4
      4,659   Primo Water Corp.(A)                                                                      82
                                                                                                  --------
                                                                                                     3,760
                                                                                                  --------
TOBACCO (0.1%)
     10,809   22nd Century Group, Inc.(a),(b)                                                           27
      1,357   Alliance One International, Inc.(a)                                                       22
      1,708   Turning Point Brands, Inc.                                                                54
      4,150   Universal Corp.                                                                          274
     17,151   Vector Group Ltd.                                                                        327
                                                                                                  --------
                                                                                                       704
                                                                                                  --------
              Total Consumer Staples                                                                25,930
                                                                                                  --------
ENERGY (4.8%)
-------------
COAL & CONSUMABLE FUELS (0.2%)
      3,168   Arch Coal, Inc., "A"                                                                     248
      9,192   Cloud Peak Energy, Inc.(a)                                                                32
      4,032   CONSOL Energy, Inc.(a)                                                                   154
      1,809   Hallador Energy Co.                                                                       13
     16,507   Peabody Energy Corp.                                                                     751
     19,733   Uranium Energy Corp.(a)                                                                   32
                                                                                                  --------
                                                                                                     1,230
                                                                                                  --------
OIL & GAS DRILLING (0.4%)
      9,726   Diamond Offshore Drilling, Inc.(a),(b)                                                   203
     66,458   Ensco plc, "A"(b)                                                                        482
      6,135   Independence Contract Drilling, Inc.(a)                                                   25
     52,329   Nabors Industries Ltd.                                                                   335
     36,851   Noble Corp. plc(a)                                                                       233
     19,733   Parker Drilling Co.(a)                                                                     8
     35,678   Patterson-UTI Energy, Inc.                                                               642
     13,617   Pioneer Energy Services Corp.(a)                                                          80
     18,906   Rowan Companies plc, "A"(a)                                                              307
     66,556   Transocean Ltd.(a)                                                                       895
      8,312   Unit Corp.(a)                                                                            212
                                                                                                  --------
                                                                                                     3,422
                                                                                                  --------
OIL & GAS EQUIPMENT & SERVICES (0.9%)
     11,713   Apergy Corp.(a)                                                                          489
     21,300   Archrock, Inc.                                                                           256

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      3,146   Basic Energy Services, Inc.(a)                                                      $     35
      5,197   Bristow Group, Inc.                                                                       73
     10,271   C&J Energy Services, Inc.(a)                                                             242
      4,400   Cactus, Inc., "A"(a)                                                                     149
      2,969   CARBO Ceramics, Inc.(a)                                                                   27
      6,788   Core Laboratories N.V.                                                                   857
      4,745   Covia Holdings Corp.(a)                                                                   88
      5,573   Dawson Geophysical Co.(a)                                                                 44
      6,059   Dril-Quip, Inc.(a)                                                                       311
      2,473   Era Group, Inc.(a)                                                                        32
      5,172   Exterran Corp.(a)                                                                        129
     11,673   Forum Energy Technologies, Inc.(a)                                                       144
      9,047   Frank's International N.V.                                                                71
      2,700   FTS International, Inc.(a)                                                                38
      2,032   Geospace Technologies Corp.(a)                                                            29
      2,513   Gulf Island Fabrication, Inc.                                                             23
     22,690   Helix Energy Solutions Group, Inc.(a)                                                    189
      5,026   Hornbeck Offshore Services, Inc.(a)                                                       20
      1,418   ION Geophysical Corp.(A)                                                                  34
      7,874   Keane Group, Inc.(a)                                                                     108
      2,315   Key Energy Services, Inc.(a)                                                              38
      1,300   Liberty Oilfield Services, Inc., "A"(a)                                                   24
      1,425   Mammoth Energy Services, Inc.(a)                                                          48
      4,118   Matrix Service Co.(a)                                                                     76
     26,929   McDermott International, Inc.(a)                                                         529
      4,047   Mitcham Industries, Inc.(a)                                                               16
      2,187   Natural Gas Services Group, Inc.(a)                                                       52
      2,191   NCS Multistage Holdings, Inc.(a)                                                          32
     13,319   Newpark Resources, Inc.(a)                                                               144
      1,000   Nine Energy Service, Inc.(a)                                                              33
     14,799   Oceaneering International, Inc.                                                          377
      9,156   Oil States International, Inc.(a)                                                        294
      1,452   PHI, Inc.(a)                                                                              15
     12,484   ProPetro Holding Corp.(a)                                                                196
      2,435   RigNet, Inc.(a)                                                                           25
      9,161   RPC, Inc.                                                                                133
      2,530   SEACOR Holdings, Inc.(a)                                                                 145
      2,543   SEACOR Marine Holdings, Inc.(a)                                                           59
      7,949   Select Energy Services, Inc., "A"(a)                                                     115
      2,218   Smart Sand, Inc.(a),(b)                                                                   12
      2,914   Solaris Oilfield Infrastructure, Inc., "A"(a)                                             42
     22,991   Superior Energy Services, Inc.(a)                                                        224
      7,207   Synthesis Energy Systems, Inc.(a)                                                         24
     23,714   TETRA Technologies, Inc.(a)                                                              105
      3,661   Tidewater, Inc.(a)                                                                       106
     12,423   U.S. Silica Holdings, Inc.                                                               319
    158,970   Weatherford International plc(a)                                                         523
                                                                                                  --------
                                                                                                     7,094
                                                                                                  --------
OIL & GAS E   XPLORATION & PRODUCTION (2.5%)
     26,599   Abraxas Petroleum Corp.(a)                                                                77
     14,400   Alta Mesa Resources, Inc.(a)                                                              98
     32,796   Antero Resources Corp.(a)                                                                700
      5,719   Approach Resources, Inc.(a)                                                               14
      4,904   Barnwell Industries, Inc.(a)                                                              10
      2,943   Bonanza Creek Energy, Inc.(a)                                                            111
      6,858   California Resources Corp.(a)                                                            312
     36,839   Callon Petroleum Co.(a)                                                                  396
     12,186   Carrizo Oil & Gas, Inc.(a)                                                               339
     26,526   Centennial Resource Development, Inc., "A"(a)                                            479

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    143,316   Chesapeake Energy Corp.(a)                                                          $    751
     32,261   CNX Resources Corp.(a)                                                                   574
      2,950   Comstock Resources, Inc.(a)                                                               31
      4,568   Contango Oil & Gas Co.(a)                                                                 26
     13,189   Continental Resources, Inc.(a)                                                           854
     62,278   Denbury Resources, Inc.(a)                                                               300
     15,245   Diamondback Energy, Inc.                                                               2,006
      5,174   Earthstone Energy, Inc., "A"(a)                                                           46
     13,713   Eclipse Resources Corp.(a)                                                                22
     15,502   Energen Corp.(a)                                                                       1,129
      6,570   Energy XXI Gulf Coast, Inc.(a)                                                            58
      8,656   EP Energy Corp., "A"(a)                                                                   26
      4,825   Evolution Petroleum Corp.                                                                 47
     20,347   Extraction Oil & Gas, Inc.(a)                                                            299
     27,518   Gastar Exploration, Inc.(a),(b)                                                           15
     25,889   Gulfport Energy Corp.(a)                                                                 325
     22,003   Halcon Resources Corp.(a)                                                                 97
        537   Harvest Natural Resources, Inc.(a),(c),(d)                                                 -
     16,900   HighPoint Resources Corp.(a)                                                             103
      5,104   Houston American Energy Corp.(a)                                                           2
        299   Isramco, Inc.(a)                                                                          37
      5,962   Jagged Peak Energy, Inc.(a),(b)                                                           78
     10,938   Jones Energy, Inc., "A"(a)                                                                 4
     35,154   Kosmos Energy Ltd.(A)                                                                    291
     21,343   Laredo Petroleum, Inc.(a)                                                                205
      9,585   Lilis Energy, Inc.(a)                                                                     50
      5,226   Lonestar Resources U.S., Inc., "A"(a)                                                     44
     16,914   Matador Resources Co.(a)                                                                 508
      3,505   Midstates Petroleum Co., Inc.(a)                                                          48
     25,471   Murphy Oil Corp.                                                                         860
     26,973   Northern Oil and Gas, Inc.(a)                                                             85
     40,499   Oasis Petroleum, Inc.(a)                                                                 525
      3,182   Panhandle Oil and Gas, Inc., "A"                                                          61
     39,380   Parsley Energy, Inc., "A"(a)                                                           1,192
     10,482   PDC Energy, Inc.(a)                                                                      634
      2,039   Penn Virginia Corp.(a)                                                                   173
     36,814   QEP Resources, Inc.(a)                                                                   451
     36,726   Range Resources Corp.                                                                    614
      3,759   Resolute Energy Corp.(a),(b)                                                             117
      8,085   Ring Energy, Inc.(a)                                                                     102
     19,929   RSP Permian, Inc.(a)                                                                     877
      8,884   Sanchez Energy Corp.(a)                                                                   40
      5,487   SandRidge Energy, Inc.(a)                                                                 97
      1,592   SilverBow Resources, Inc.(a)                                                              46
     16,896   SM Energy Co.                                                                            434
     77,434   Southwestern Energy Co.(a)                                                               410
     36,861   SRC Energy, Inc.(a)                                                                      406
      2,765   Talos Energy, Inc.(a)                                                                     89
     10,805   Tellurian, Inc.(a)                                                                        90
     15,877   Torchlight Energy Resources, Inc.(a)                                                      22
     30,594   Ultra Petroleum Corp.(a)                                                                  71
     10,701   VAALCO Energy, Inc.(a)                                                                    29
     16,320   W&T Offshore, Inc.(a)                                                                    117
     13,888   Whiting Petroleum Corp.(a)                                                               732
      3,979   WildHorse Resource Development Corp.(a)                                                  101
     62,097   WPX Energy, Inc.(a)                                                                    1,120
      9,032   Zion Oil & Gas, Inc.(a),(b)                                                               37
                                                                                                  --------
                                                                                                    20,044
                                                                                                  --------
OIL & GAS REFINING & MARKETING (0.3%)
        460   Adams Resources & Energy, Inc.                                                            20
      3,787   Aemetis, Inc.(a)                                                                           6
      4,745   Amyris, Inc.(a)                                                                           30
     15,034   Clean Energy Fuels Corp.(a)                                                               56
      2,373   CVR Energy, Inc.(b)                                                                       88
     11,601   Delek U.S. Holdings, Inc.                                                                582

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      5,207   Green Plains, Inc.                                                                  $     95
      6,461   Pacific Ethanol, Inc.(a)                                                                  17
      4,280   Par Pacific Holdings, Inc.(a)                                                             74
     17,125   PBF Energy, Inc., "A"                                                                    718
      5,292   Renewable Energy Group, Inc.(a)                                                           94
        921   REX American Resources Corp.(a)                                                           75
     10,630   World Fuel Services Corp.                                                                217
                                                                                                  --------
                                                                                                     2,072
                                                                                                  --------
OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     32,181   Cheniere Energy, Inc.(a)                                                               2,098
      4,352   Dorian LPG Ltd.(a)                                                                        33
      4,889   International Seaways, Inc.(a)                                                           113
      5,813   Overseas Shipholding Group, Inc., "A"(a)                                                  23
     10,186   SemGroup Corp., "A"                                                                      259
     33,793   Targa Resources Corp.                                                                  1,672
                                                                                                  --------
                                                                                                     4,198
                                                                                                  --------
              Total Energy                                                                          38,060
                                                                                                  --------
FINANCIALS (18.0%)
------------------
ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
      4,113   Arlington Asset Investment Corp., "A"(b)                                                  42
      8,027   Artisan Partners Asset Management, Inc., "A"                                             242
        394   Ashford, Inc.(a)                                                                          26
        805   Associated Capital Group, Inc., "A"                                                       31
      3,036   Cohen & Steers, Inc.                                                                     127
        522   Diamond Hill Investment Group, Inc.                                                      101
     19,123   Eaton Vance Corp.                                                                        998
     14,961   Federated Investors, Inc., "B"                                                           349
      9,678   Financial Engines, Inc.                                                                  435
        805   GAMCO Investors, Inc., "A"                                                                22
      4,587   Great Elm Capital Group, Inc.(a)                                                          16
      2,610   Hamilton Lane, Inc., "A"                                                                 125
     28,145   Janus Henderson Group plc                                                                865
     13,239   Legg Mason, Inc.                                                                         460
      3,173   Pzena Investment Management, Inc., "A"                                                    29
      4,085   Safeguard Scientifics, Inc.(a)                                                            52
     20,493   SEI Investments Co.                                                                    1,281
      4,302   U.S. Global Investors, Inc., "A"                                                           7
      1,800   Victory Capital Holdings, Inc., "A"(a)                                                    19
      1,153   Virtus Investment Partners, Inc.                                                         147
     12,521   Waddell & Reed Financial, Inc., "A"                                                      225
      1,466   Westwood Holdings Group, Inc.                                                             87
     17,278   WisdomTree Investments, Inc.                                                             157
                                                                                                  --------
                                                                                                     5,843
                                                                                                  --------
CONSUMER FINANCE (0.9%)
     67,714   Ally Financial, Inc.                                                                   1,779
      1,501   Asta Funding, Inc.                                                                         5
        251   Atlanticus Holdings Corp.(a)                                                               -
      5,716   Consumer Portfolio Services, Inc.(a)                                                      23
      1,948   Credit Acceptance Corp.(a)                                                               688
      1,905   Curo Group Holdings Corp.(a)                                                              48
      3,846   Encore Capital Group, Inc.(a)                                                            141
      4,701   Enova International,  Inc.(a)                                                            172
      8,094   EZCORP, Inc., "A"(a)                                                                      98
      6,827   FirstCash, Inc.                                                                          613
      7,093   Green Dot Corp., "A"(a)                                                                  521
     58,525   LendingClub Corp.(a)                                                                     222
     40,813   Navient Corp.                                                                            532
      2,846   Nelnet, Inc., "A"                                                                        166

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     11,075   OneMain Holdings, Inc.(a)                                                           $    369
      7,260   PRA Group, Inc.(a)                                                                       280
      1,727   Regional Management Corp.(a)                                                              60
     17,383   Santander Consumer USA Holdings, Inc.                                                    332
     67,458   SLM Corp.(a)                                                                             772
      1,064   World Acceptance Corp.(a)                                                                118
                                                                                                  --------
                                                                                                     6,939
                                                                                                  --------
FINANCIAL EXCHANGES & DATA (0.2%)
      5,132   Donnelley Financial Solutions, Inc.(a)                                                    89
      5,863   MarketAxess Holdings, Inc.                                                             1,160
      2,851   Morningstar, Inc.                                                                        366
     16,585   TheStreet, Inc.(a)                                                                        36
        906   Value Line, Inc.                                                                          21
                                                                                                  --------
                                                                                                     1,672
                                                                                                  --------
INSURANCE BROKERS (0.2%)
     35,892   Brown & Brown, Inc.                                                                      995
      3,693   Crawford & Co., "B"                                                                       32
      2,920   eHealth, Inc.(a)                                                                          65
        742   Goosehead Insurance, Inc., "A"(a)                                                         18
      2,459   Health Insurance Innovations, Inc., "A"(a)                                                80
                                                                                                  --------
                                                                                                     1,190
                                                                                                  --------
INVESTMENT BANKING & BROKERAGE (1.1%)
      1,329   B. Riley Financial, Inc.                                                                  30
     40,061   BGC Partners, Inc., "A"                                                                  453
      4,324   Cowen, Inc.(a)                                                                            60
      6,350   Evercore, Inc., "A"                                                                      670
      3,488   GAIN Capital Holdings, Inc.                                                               26
      4,276   Greenhill & Co., Inc.                                                                    121
      5,248   Houlihan Lokey, Inc.                                                                     269
     10,971   Interactive Brokers Group, Inc., "A"                                                     707
      2,537   INTL. FCStone, Inc.(a)                                                                   131
      5,189   Investment Technology Group, Inc.                                                        109
     20,288   Ladenburg Thalmann Financial Services, Inc.                                               69
     20,140   Lazard Ltd., "A"                                                                         985
     13,870   LPL Financial Holdings, Inc.                                                             909
      5,629   Moelis & Co., "A"                                                                        330
      1,705   Oppenheimer Holdings, Inc., "A"                                                           48
      2,366   Piper Jaffray Companies                                                                  182
      2,864   PJT Partners, Inc., "A"                                                                  153
     11,050   Stifel Financial Corp.                                                                   577
     42,828   TD Ameritrade Holding Corp.                                                            2,346
      9,943   Virtu Financial, Inc., "A"                                                               264
                                                                                                  --------
                                                                                                     8,439
                                                                                                  --------
LIFE & HEALTH INSURANCE (0.4%)
     13,679   American Equity Investment Life Holding Co.                                              492
     19,658   Athene Holding Ltd., "A"(a)                                                              862
      8,213   Citizens, Inc.(a)                                                                         64
     26,587   CNO Financial Group, Inc.                                                                506
      1,787   FBL Financial Group, Inc., "A"                                                           141
     72,971   Genworth Financial, Inc., "A"(a)                                                         328
      1,003   Independence Holding Co.                                                                  33
        376   National Western Life Group, Inc., "A"                                                   116
      6,834   Primerica, Inc.                                                                          681
      3,225   Trupanion, Inc.(a),(b)                                                                   125
                                                                                                  --------
                                                                                                     3,348
                                                                                                  --------
MULTI-LINE INSURANCE (0.3%)
     10,959   American Financial Group, Inc.                                                         1,176
      1,402   American National Insurance Co.                                                          168
      2,927   Atlantic American Corp.                                                                    8
      6,108   Horace Mann Educators Corp.                                                              272

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      7,415   Kemper Corp.                                                                        $    561
      9,620   National General Holdings Corp.                                                          253
                                                                                                  --------
                                                                                                     2,438
                                                                                                  --------
MULTI-SECTOR HOLDINGS (0.0%)
     10,622   Cannae Holdings, Inc.(a)                                                                 197
                                                                                                  --------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     22,035  AXA Equitable Holdings, Inc.(a)                                                           454
     23,700  FGL Holdings(a)                                                                           199
     26,070  Voya Financial, Inc.                                                                    1,225
                                                                                                  --------
                                                                                                     1,878
                                                                                                  --------
PROPERTY & CASUALTY INSURANCE (2.1%)
      6,380   Ambac Financial Group, Inc.(a)                                                           127
      3,104   AMERISAFE, Inc.                                                                          179
     14,768   AmTrust Financial Services, Inc.                                                         215
     62,683   Arch Capital Group Ltd.(a)                                                             1,659
      5,252   Argo Group International Holdings Ltd.                                                   305
      9,432   Aspen Insurance Holdings Ltd.                                                            384
     18,111   Assured Guaranty Ltd.                                                                    647
     12,768   Axis Capital Holdings Ltd.                                                               710
      2,261   Baldwin & Lyons, Inc., "B"                                                                55
      4,047   CNA Financial Corp.                                                                      185
      2,337   Donegal Group, Inc., "A"                                                                  32
      1,652   EMC Insurance Group, Inc.                                                                 46
      5,205   Employers Holdings, Inc.                                                                 209
      3,061   Erie Indemnity Co., "A"                                                                  359
      2,537   FedNat Holding Co.                                                                        59
     17,443   First American Financial Corp.                                                           902
     43,499   FNF Group                                                                              1,637
      1,701   Global Indemnity Ltd.                                                                     66
      6,734   Hanover Insurance Group, Inc.                                                            805
      1,768   HCI Group, Inc.                                                                           74
      4,282   Heritage Insurance Holdings, Inc.                                                         71
      1,752   Infinity Property & Casualty Corp.                                                       249
        214   Investors Title Co.                                                                       40
      5,148   James River Group Holdings Ltd.                                                          202
      1,272   Kingstone Companies, Inc.                                                                 22
      2,771   Kinsale Capital Group, Inc.                                                              152
      2,187   Markel Corp.(a)                                                                        2,372
     15,602   MBIA, Inc.(a)                                                                            141
      5,530   Mercury General Corp.                                                                    252
      3,594   Navigators Group, Inc.                                                                   205
      1,366   NI Holdings, Inc.(a)                                                                      23
     38,386   Old Republic International Corp.                                                         764
      7,994   ProAssurance Corp.                                                                       283
      6,231   RLI Corp.                                                                                412
      2,336   Safety Insurance Group, Inc.                                                             200
      9,298   Selective Insurance Group, Inc.                                                          511
      2,450   State Auto Financial Corp.                                                                73
      3,587   Stewart Information Services Corp.                                                       155
      2,551   Tiptree, Inc.                                                                             17
      3,306   United Fire Group, Inc.                                                                  180
      3,080   United Insurance Holdings Corp.                                                           60
      4,997   Universal Insurance Holdings, Inc.                                                       175
        466   White Mountains Insurance Group Ltd.                                                     423
     14,760   WR Berkley Corp.                                                                       1,069
                                                                                                  --------
                                                                                                    16,706
                                                                                                  --------
REAL ESTATE SERVICES (0.2%)
      7,034   Jones Lang LaSalle, Inc.                                                               1,168
                                                                                                  --------
REGIONAL BANKS (7.1%)
      2,766   1st Source Corp.                                                                         148
      2,130   Access National Corp.                                                                     61

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
        841   ACNB Corp.                                                                          $     29
      2,075   Allegiance Bancshares, Inc.(a)                                                            90
      1,447   American National Bankshares, Inc.                                                        58
      6,026   Ameris Bancorp                                                                           321
      2,125   Ames National Corp.                                                                       66
      2,876   Arrow Financial Corp.                                                                    105
     26,263   Associated Banc-Corp                                                                     717
      4,653   Atlantic Capital Bancshares, Inc.(a)                                                      91
      7,769   Banc of California, Inc.                                                                 152
      2,708   BancFirst Corp.                                                                          160
      2,234   Bancorp of New Jersey, Inc.                                                               40
      9,211   Bancorp, Inc.(a)                                                                          96
     12,804   BancorpSouth Bank                                                                        422
      2,129   Bank of Commerce Holdings                                                                 27
      6,623   Bank of Hawaii Corp.                                                                     552
        926   Bank of Marin Bancorp                                                                     75
        794   Bank of Princeton(a)                                                                      26
     18,890   Bank of the Ozarks, Inc.                                                                 851
     16,457   BankUnited, Inc.                                                                         672
        866   Bankwell Financial Group, Inc.                                                            28
      5,420   Banner Corp.                                                                             326
      2,588   Bar Harbor Bankshares                                                                     78
      3,436   BCB Bancorp, Inc.                                                                         52
      5,465   Berkshire Hills Bancorp, Inc.                                                            222
      4,488   Blue Hills Bancorp, Inc.                                                                 100
      3,791   BOK Financial Corp.                                                                      356
     12,591   Boston Private Financial Holdings, Inc.                                                  200
      3,096   Bridge Bancorp, Inc.                                                                     111
     11,463   Brookline Bancorp, Inc.                                                                  213
      2,983   Bryn Mawr Bank Corp.                                                                     138
      2,432   Byline Bancorp, Inc.(a)                                                                   54
        452   C&F Financial Corp.                                                                       28
      7,320   Cadence BanCorp                                                                          211
        506   Cambridge Bancorp                                                                         44
      2,953   Camden National Corp.                                                                    135
      2,343   Capital City Bank Group, Inc.                                                             55
      1,129   Capstar Financial Holdings, Inc.(a)                                                       21
      2,748   Carolina Financial Corp.                                                                 118
     12,024   Cathay General Bancorp                                                                   487
      9,978   CenterState Bank Corp.                                                                   298
      4,919   Central Pacific Financial Corp.                                                          141
      1,418   Central Valley Community Bancorp                                                          30
        547   Century Bancorp, Inc., "A"                                                                42
     10,846   Chemical Financial Corp.                                                                 604
        529   Chemung Financial Corp.                                                                   27
     18,556   CIT Group, Inc.                                                                          935
      2,833   Citizens & Northern Corp.                                                                 73
      2,469   City Holding Co.                                                                         186
      1,968   Civista Bancshares, Inc.                                                                  48
      2,894   CNB Financial Corp.                                                                       87
      6,271   CoBiz Financial, Inc.                                                                    135
      1,237   Codorus Valley Bancorp, Inc.                                                              38
        463   Colony Bankcorp, Inc.                                                                      8
     11,464   Columbia Banking System, Inc.                                                            469
     14,553   Commerce Bancshares, Inc.                                                                942
      7,777   Community Bank System, Inc.                                                              459
      3,073   Community Bankers Trust Corp.(a)                                                          27
        629   Community Financial Corp.                                                                 22
      2,821   Community Trust Bancorp, Inc.                                                            141
      4,852   ConnectOne Bancorp, Inc.                                                                 121
        771   County Bancorp, Inc.                                                                      21
      8,928   Cullen/Frost Bankers, Inc.                                                               966
      4,665   Customers Bancorp, Inc.(a)                                                               132
     16,850   CVB Financial Corp.                                                                      378
      4,741   Eagle Bancorp, Inc.(a)                                                                   291
     22,470   East West Bancorp, Inc.                                                                1,465
      1,672   Enterprise Bancorp, Inc.                                                                  68
      4,041   Enterprise Financial Services Corp.                                                      218

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      1,761   Equity Bancshares, Inc., "A"(a)                                                     $     73
        666   Evans Bancorp, Inc.                                                                       31
      1,226   Farmers & Merchants Bancorp, Inc.                                                         49
      1,739   Farmers Capital Bank Corp.                                                                91
      3,624   Farmers National Banc Corp.                                                               58
      1,886   FB Financial Corp.                                                                        77
      7,651   FCB Financial Holdings, Inc., "A"(a)                                                     450
      3,947   Fidelity Southern Corp.                                                                  100
      2,741   Financial Institutions, Inc.                                                              90
      4,500   First Bancorp                                                                            184
     30,332   First BanCorp(a)                                                                         232
      2,552   First Bancorp, Inc.                                                                       72
      1,274   First Bancshares, Inc.                                                                    46
      1,775   First Bank                                                                                25
      6,358   First Busey Corp.                                                                        202
      1,147   First Business Financial Services, Inc.                                                   30
      1,983   First Choice Bancorp                                                                      61
      1,356   First Citizens BancShares, Inc., "A"                                                     547
     16,472   First Commonwealth Financial Corp.                                                       255
      3,087   First Community Bancshares, Inc.                                                          98
      3,182   First Connecticut Bancorp, Inc.(b)                                                        97
     15,366   First Financial Bancorp                                                                  471
     10,240   First Financial Bankshares, Inc.                                                         521
      2,125   First Financial Corp.                                                                     96
      2,323   First Financial Northwest, Inc.                                                           45
      5,061   First Foundation, Inc.(a)                                                                 94
        484   First Guaranty Bancshares, Inc.                                                           13
     11,884   First Hawaiian, Inc.                                                                     345
     50,252   First Horizon National Corp.                                                             896
      1,101   First Internet Bancorp                                                                    38
      3,371   First Interstate BancSystem, Inc., "A"                                                   142
      6,558   First Merchants Corp.                                                                    304
      1,269   First Mid-Illinois Bancshares, Inc.                                                       50
     15,829   First Midwest Bancorp, Inc.                                                              403
      1,641   First Northwest Bancorp(a)                                                                26
      4,315   First of Long Island Corp.                                                               107
     25,516   First Republic Bank                                                                    2,470
      1,412   First United Corp.                                                                        29
      4,602   Flushing Financial Corp.                                                                 120
        735   FNB Bancorp                                                                               27
     49,170   FNB Corp.                                                                                660
      1,262   Franklin Financial Network, Inc.(a)                                                       47
     28,522   Fulton Financial Corp.                                                                   471
      3,628   German American Bancorp, Inc.                                                            130
     12,854   Glacier Bancorp, Inc.                                                                    497
      2,007   Great Southern Bancorp, Inc.                                                             115
      9,153   Great Western Bancorp, Inc.                                                              384
      3,427   Green Bancorp, Inc.                                                                       74
      4,287   Guaranty Bancorp                                                                         128
     13,573   Hancock Whitney Corp.                                                                    633
      5,135   Hanmi Financial Corp.                                                                    146
      6,258   HarborOne Bancorp, Inc.(a)                                                               119
      4,509   Heartland Financial USA, Inc.                                                            247
      5,501   Heritage Commerce Corp.                                                                   93
      4,642   Heritage Financial Corp.                                                                 162
     12,181   Hilltop Holdings, Inc.                                                                   269
     25,070   Home BancShares, Inc.                                                                    566
      3,223   HomeTrust Bancshares, Inc.(a)                                                             91
     19,879   Hope Bancorp, Inc.                                                                       354
      5,895   Horizon Bancorp, Inc.                                                                    122
      1,208   Howard Bancorp, Inc.(a)                                                                   22
      9,099   IBERIABANK Corp.                                                                         690
      4,331   Independent Bank Corp.                                                                   340
      4,221   Independent Bank Corp.                                                                   108

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      2,685   Independent Bank Group, Inc.                                                        $    179
      8,860   International Bancshares Corp.                                                           379
      1,219   Investar Holding Corp.                                                                    34
     39,923   Investors Bancorp, Inc.                                                                  511
      6,993   Lakeland Bancorp, Inc.                                                                   139
      4,198   Lakeland Financial Corp.                                                                 202
      1,228   LCNB Corp.                                                                                24
      6,540   LegacyTexas Financial Group, Inc.                                                        255
      1,229   Limestone Bancorp, Inc.(a)                                                                19
      4,074   Live Oak Bancshares, Inc.                                                                125
      6,531   Macatawa Bank Corp.                                                                       79
     12,919   MB Financial, Inc.                                                                       603
      3,026   MBT Financial Corp.                                                                       32
      3,191   Mercantile Bank Corp.                                                                    118
        507   Metropolitan Bank Holding Corp.(a)                                                        27
        463   Middlefield Banc Corp.                                                                    23
      2,571   Midland States Bancorp, Inc.                                                              88
      2,061   MidSouth Bancorp, Inc.                                                                    27
      1,932   MidWestOne Financial Group, Inc.                                                          65
      1,697   MutualFirst Financial, Inc.                                                               64
      4,215   National Bank Holdings Corp., "A"                                                        163
      1,700   National Bankshares, Inc.                                                                 79
      1,938   National Commerce Corp.(a)                                                                90
      6,847   NBT Bancorp, Inc.                                                                        261
      1,114   Nicolet Bankshares, Inc.(a)                                                               61
      1,140   Northeast Bancorp                                                                         25
      1,757   Northrim BanCorp, Inc.                                                                    69
      1,137   Norwood Financial Corp.                                                                   41
        501   Oak Valley Bancorp                                                                        11
      7,031   OFG Bancorp                                                                               99
      1,099   Ohio Valley Banc Corp.                                                                    58
      1,166   Old Line Bancshares, Inc.                                                                 41
     21,036   Old National Bancorp                                                                     391
      6,505   Old Second Bancorp, Inc.                                                                  94
      3,144   Opus Bank                                                                                 90
      2,093   Orrstown Financial Services, Inc.                                                         54
      6,184   Pacific Premier Bancorp, Inc.(a)                                                         236
     19,695   PacWest Bancorp                                                                          973
      2,061   Park National Corp.                                                                      230
      2,519   Peapack Gladstone Financial Corp.                                                         87
      1,023   Penns Woods Bancorp, Inc.                                                                 46
      1,646   Peoples Bancorp of North Carolina, Inc.                                                   53
      3,210   Peoples Bancorp, Inc.                                                                    121
        947   Peoples Financial Services Corp.                                                          45
      2,781   People's Utah Bancorp                                                                     99
     11,585   Pinnacle Financial Partners, Inc.                                                        711
     15,935   Popular, Inc.                                                                            720
      2,333   Preferred Bank                                                                           143
      1,118   Premier Financial Bancorp, Inc.                                                           21
     10,871   Prosperity Bancshares, Inc.                                                              743
      2,381   QCR Holdings, Inc.                                                                       113
        600   Reliant Bancorp, Inc.                                                                     17
      6,817   Renasant Corp.                                                                           310
      1,667   Republic Bancorp, Inc., "A"                                                               76
      9,649   Republic First Bancorp, Inc.(a)                                                           76
      5,620   S&T Bancorp, Inc.                                                                        243
      5,313   Sandy Spring Bancorp, Inc.                                                               218
        807   SB One Bancorp                                                                            24
      7,343   Seacoast Banking Corp. of Florida(a)                                                     232
      7,126   ServisFirst Bancshares, Inc.                                                             297
      2,306   Shore Bancshares, Inc.                                                                    44
      2,508   Sierra Bancorp                                                                            71
      8,345   Signature Bank(a)                                                                      1,067

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     12,486   Simmons First National Corp., "A"                                                   $    373
      1,070   SmartFinancial, Inc.(a)                                                                   28
      5,792   South State Corp.                                                                        500
        932   Southern First Bancshares, Inc.(a)                                                        41
      3,026   Southern National Bancorp of Virginia, Inc.                                               54
      4,206   Southside Bancshares, Inc.                                                               142
      5,894   State Bank Financial Corp.                                                               197
     34,986   Sterling Bancorp                                                                         822
      3,828   Stock Yards Bancorp, Inc.                                                                146
      2,289   Summit Financial Group, Inc.                                                              61
     18,486   Synovus Financial Corp.                                                                  977
     26,862   TCF Financial Corp.                                                                      661
      7,746   Texas Capital Bancshares, Inc.(a)                                                        709
      2,027   Tompkins Financial Corp.                                                                 174
      9,809   Towne Bank                                                                               315
      3,317   TriCo Bancshares                                                                         124
      3,072   TriState Capital Holdings, Inc.(a)                                                        80
      2,964   Triumph Bancorp, Inc.(a)                                                                 121
     10,227   Trustmark Corp.                                                                          334
      6,940   UMB Financial Corp.                                                                      529
     34,570   Umpqua Holdings Corp.                                                                    781
      8,439   Union Bankshares Corp.                                                                   328
        503   Union Bankshares, Inc.                                                                    26
      1,255   United Bancorp, Inc.                                                                      17
     16,539   United Bankshares, Inc.                                                                  602
     11,340   United Community Banks, Inc.                                                             348
      4,213   United Security Bancshares                                                                47
      1,064   Unity Bancorp, Inc.                                                                       24
      4,547   Univest Corp. of Pennsylvania                                                            125
     42,353   Valley National Bancorp                                                                  515
      2,762   Veritex Holdings, Inc.(a)                                                                 86
      2,472   Washington Trust Bancorp, Inc.                                                           144
     14,693   Webster Financial Corp.                                                                  936
      7,349   WesBanco, Inc.                                                                           331
      3,190   West Bancorporation, Inc.                                                                 80
      4,025   Westamerica Bancorporation                                                               227
     15,095   Western Alliance Bancorp(a)                                                              855
      8,746   Wintrust Financial Corp.                                                                 761
                                                                                                  --------
                                                                                                    55,898
                                                                                                  --------
REINSURANCE (0.6%)
      2,375   Alleghany Corp.                                                                        1,365
      1,890   Enstar Group Ltd.(a)                                                                     392
      5,039   Greenlight Capital Re Ltd., "A"(a)                                                        72
     11,098   Maiden Holdings Ltd.                                                                      86
      9,964   Reinsurance Group of America, Inc.                                                     1,330
      6,266   RenaissanceRe Holdings Ltd.                                                              754
     12,602   Third Point Reinsurance Ltd.(a)                                                          157
     12,809   Validus Holdings Ltd.                                                                    866
     33,498   WMIH Corp.(a)                                                                             45
                                                                                                  --------
                                                                                                     5,067
                                                                                                  --------
REITs - DIVERSIFIED (0.1%)
      5,033   Gladstone Commercial Corp.                                                                97
      3,004   PS Business Parks, Inc.                                                                  386
                                                                                                  --------
                                                                                                       483
                                                                                                  --------
REITs - HEALTH CARE (0.1%)
     19,124   Healthcare Realty Trust, Inc.                                                            556
     27,219   Sabra Health Care REIT, Inc.                                                             592
                                                                                                  --------
                                                                                                     1,148
                                                                                                  --------
REITs - HOTEL & RESORT (0.3%)
     13,385   Ashford Hospitality Trust, Inc.                                                          108
      6,442   Chatham Lodging Trust                                                                    137
     31,613   DiamondRock Hospitality Co.                                                              388

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     26,342   Hospitality Properties Trust                                                        $    754
     11,019   Pebblebrook Hotel Trust                                                                  428
     16,267   Summit Hotel Properties, Inc.                                                            233
     34,433   Sunstone Hotel Investors, Inc.                                                           572
                                                                                                  --------
                                                                                                     2,620
                                                                                                  --------
REITs - INDUSTRIAL (0.1%)
     20,225   First Industrial Realty Trust, Inc.                                                      674
                                                                                                  --------
REITs - MORTGAGE (1.2%)
      4,544   AG Mortgage Investment Trust, Inc.                                                        85
     66,827   AGNC Investment Corp.(e)                                                               1,242
    183,131   Annaly Capital Management, Inc.                                                        1,884
     16,369   Anworth Mortgage Asset Corp.                                                              81
     17,452   Apollo Commercial Real Estate Finance, Inc.                                              319
      9,585   Arbor Realty Trust, Inc.                                                                 100
      4,921   Ares Commercial Real Estate Corp.                                                         68
      5,832   ARMOUR Residential REIT, Inc.                                                            133
     16,314   Blackstone Mortgage Trust, Inc., "A"                                                     513
     13,401   Capstead Mortgage Corp.                                                                  120
      1,626   Cherry Hill Mortgage Investment Corp.                                                     29
     28,744   Chimera Investment Corp.                                                                 525
     22,334   CYS Investments, Inc.                                                                    168
      9,436   Dynex Capital, Inc.                                                                       62
      5,570   Exantas Capital Corp.                                                                     57
      6,535   Granite Point Mortgage Trust, Inc.                                                       120
      2,174   Great Ajax Corp.                                                                          28
      8,464   Hannon Armstrong Sustainable Infrastructure Capital, Inc.                                167
     16,844   Invesco Mortgage Capital, Inc.                                                           268
      1,495   KKR Real Estate Finance Trust, Inc.                                                       30
     15,697   Ladder Capital Corp.                                                                     245
     59,642   MFA Financial, Inc.                                                                      452
      7,285   MTGE Investment Corp.                                                                    143
     51,570   New Residential Investment Corp.                                                         902
     18,994   New York Mortgage Trust, Inc.                                                            114
      7,148   Orchid Island Capital, Inc.                                                               54
      1,554   Owens Realty Mortgage, Inc.                                                               26
     10,450   PennyMac Mortgage Investment Trust                                                       198
     12,292   Redwood Trust, Inc.                                                                      202
     39,988   Starwood Property Trust, Inc.                                                            868
      2,183   Sutherland Asset Management Corp.                                                         36
      1,494   TPG RE Finance Trust, Inc.                                                                30
     27,250   Two Harbors Investment Corp.                                                             431
      7,954   Western Asset Mortgage Capital Corp.                                                      83
                                                                                                  --------
                                                                                                     9,783
                                                                                                  --------
REITs - OFFICE (0.3%)
     15,539   Corporate Office Properties Trust                                                        451
     19,392   Equity Commonwealth(a)                                                                   611
     15,738   Franklin Street Properties Corp.                                                         135
     14,908   Government Properties Income Trust                                                       236
     15,935   Highwoods Properties, Inc.                                                               808
     13,234   Mack-Cali Realty Corp.                                                                   268
                                                                                                  --------
                                                                                                     2,509
                                                                                                  --------

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
REITs - RESIDENTIAL (0.4%)
     14,273   Camden Property Trust                                                               $  1,301
     12,344   Education Realty Trust, Inc.                                                             512
     14,042   Equity LifeStyle Properties, Inc.                                                      1,290
                                                                                                  --------
                                                                                                     3,103
                                                                                                  --------
REITs - RETAIL (0.2%)
     25,400   CBL & Associates Properties, Inc.(b)                                                     142
     12,330   Ramco-Gershenson Properties Trust                                                        163
     15,295   Tanger Factory Outlet Centers, Inc.                                                      359
      9,740   Taubman Centers, Inc.                                                                    572
                                                                                                  --------
                                                                                                     1,236
                                                                                                  --------
REITs - SPECIALIZED (0.2%)
     10,228   EPR Properties                                                                           663
     19,634   Rayonier, Inc.                                                                           759
                                                                                                  --------
                                                                                                     1,422
                                                                                                  --------
SPECIALIZED FINANCE (0.0%)
      1,640   Marlin Business Services Corp.                                                            49
      6,601   On Deck Capital, Inc.(a)                                                                  46
                                                                                                  --------
                                                                                                        95
                                                                                                  --------
THRIFTS & MORTGAGE FINANCE (1.1%)
      3,939   BankFinancial Corp.                                                                       70
     12,021   Beneficial Bancorp, Inc.                                                                 195
      8,936   BofI Holding, Inc.(a)                                                                    366
      1,189   BSB Bancorp, Inc.(a)                                                                      41
     21,111   Capitol Federal Financial, Inc.                                                          278
      1,980   Charter Financial Corp.                                                                   48
      6,987   Columbia Financial, Inc.(a)                                                              116
      5,246   Dime Community Bancshares, Inc.                                                          102
        954   Entegra Financial Corp.(a)                                                                28
      3,300   ESSA Bancorp, Inc.                                                                        52
     12,674   Essent Group Ltd.(a)                                                                     454
      1,321   Federal Agricultural Mortgage Corp., "C"                                                 118
        152   First Capital, Inc.                                                                        6
      1,683   First Defiance Financial Corp.                                                           113
      3,391   Flagstar Bancorp, Inc.(a)                                                                116
        435   FS Bancorp, Inc.                                                                          27
        211   Hingham Institution for Savings                                                           46
      1,907   HMN Financial, Inc.(a)                                                                    38
      1,217   Home Bancorp, Inc.                                                                        57
      4,892   HomeStreet, Inc.(a)                                                                      132
      1,830   Impac Mortgage Holdings, Inc.(a)                                                          17
     16,033   Kearny Financial Corp.                                                                   216
      1,214   LendingTree, Inc.(a)                                                                     260
      1,900   Luther Burbank Corp.                                                                      22
        914   Malvern Bancorp, Inc.(a)                                                                  22
      1,021   Merchants Bancorp                                                                         29
      8,210   Meridian Bancorp, Inc.                                                                   157
      1,484   Meta Financial Group, Inc.                                                               145
     58,906   MGIC Investment Corp.(a)                                                                 631
      5,186   Nationstar Mortgage Holdings, Inc.(a)                                                     91
     75,733   New York Community Bancorp, Inc.                                                         836
      9,420   NMI Holdings, Inc., "A"(a)                                                               154
      7,214   Northfield Bancorp, Inc.                                                                 120
     16,275   Northwest Bancshares, Inc.                                                               283
      6,064   OceanFirst Financial Corp.                                                               182
     16,212   Ocwen Financial Corp.(a)                                                                  64
      6,851   Oritani Financial Corp.                                                                  111
      3,534   PCSB Financial Corp.                                                                      70
      3,348   PennyMac Financial Services, Inc., "A"(a)                                                 66
      5,718   PHH Corp.(a)                                                                              62
      1,344   Provident Bancorp, Inc.(a)                                                                35
      2,303   Provident Financial Holdings, Inc.                                                        44
      9,234   Provident Financial Services, Inc.                                                       254

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     33,786   Radian Group, Inc.                                                                  $    548
      5,394   Riverview Bancorp, Inc.                                                                   46
      1,546   SI Financial Group, Inc.                                                                  23
        983   Southern Missouri Bancorp, Inc.                                                           38
      2,100   Sterling Bancorp, Inc.                                                                    28
      2,198   Territorial Bancorp, Inc.                                                                 68
      9,927   TFS Financial Corp.                                                                      157
        852   Timberland Bancorp, Inc.                                                                  32
     14,741   TrustCo Bank Corp.                                                                       131
      9,075   United Community Financial Corp.                                                         100
      8,517   United Financial Bancorp, Inc.                                                           149
      4,301   Walker & Dunlop, Inc.                                                                    239
     13,679   Washington Federal, Inc.                                                                 447
      4,794   Waterstone Financial, Inc.                                                                82
      4,939   Western New England Bancorp, Inc.                                                         54
      5,346   WSFS Financial Corp.                                                                     285
                                                                                                  --------
                                                                                                     8,701
                                                                                                  --------
TRADING COMPANIES & DISTRIBUTORS (0.0%)
      8,419   Aircastle Ltd.                                                                           173
                                                                                                  --------
              Total Financials                                                                     142,730
                                                                                                  --------
HEALTH CARE (11.8%)
-------------------
BIOTECHNOLOGY (4.9%)
      4,376   Abeona Therapeutics, Inc.(a),(b)                                                          70
     15,263   ACADIA Pharmaceuticals, Inc.(a)                                                          233
      5,881   Acceleron Pharma, Inc.(a)                                                                285
      4,545   Achaogen, Inc.(a),(b)                                                                     39
     18,775   Achillion Pharmaceuticals, Inc.(a)                                                        53
      6,967   Acorda Therapeutics, Inc.(a)                                                             200
      8,447   Actinium Pharmaceuticals, Inc.(a)                                                          5
      4,307   Adamas Pharmaceuticals, Inc.(a)                                                          111
      4,726   Aduro Biotech, Inc.(a)                                                                    33
      5,697   Advaxis, Inc.(a)                                                                           8
      8,035   Adverum Biotechnologies, Inc.(a)                                                          43
      4,587   Aeglea BioTherapeutics, Inc.(a)                                                           49
      7,157   Aevi Genomic Medicine, Inc.(a)                                                             8
     11,520   Agenus, Inc.(a)                                                                           26
      8,050   Agios Pharmaceuticals, Inc.(a)                                                           678
      5,551   Aimmune Therapeutics, Inc.(a)                                                            149
      7,617   Akebia Therapeutics, Inc.(a)                                                              76
        951   Albireo Pharma, Inc.(a)                                                                   34
     10,702   Alder Biopharmaceuticals, Inc.(a)                                                        169
      2,978   Aldeyra Therapeutics, Inc.(a)                                                             24
     24,167   Alkermes plc(a)                                                                          995
     13,322   Alnylam Pharmaceuticals, Inc.(a)                                                       1,312
      1,451   Altimmune, Inc.(a)                                                                         1
      5,495   AMAG Pharmaceuticals, Inc.(a)                                                            107
     28,332   Amicus Therapeutics, Inc.(a)                                                             443
      2,257   AnaptysBio, Inc.(a)                                                                      160
      8,408   Anavex Life Sciences Corp.(a)                                                             22
      6,534   Apellis Pharmaceuticals, Inc.(a)                                                         144
      2,151   Applied Genetic Technologies Corp.(a)                                                      8
      2,249   Aptevo Therapeutics, Inc.(a)                                                              11
        323   Aptinyx, Inc.(a)                                                                           8
        136   AquaBounty Technologies, Inc.(a)                                                           -
      4,402   Aquinox Pharmaceuticals, Inc.(a)                                                          12
      3,200   Arcus Biosciences, Inc.(a),(b)                                                            39
      3,216   Ardelyx, Inc.(a)                                                                          12

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      7,961   Arena Pharmaceuticals, Inc.(a)                                                      $    347
     14,883   ArQule, Inc.(a)                                                                           82
     31,950   Array BioPharma, Inc.(a)                                                                 536
     15,796   Arrowhead Pharmaceuticals, Inc.(a)                                                       215
      1,000   Arsanis, Inc.(a)                                                                           4
      7,504   Atara Biotherapeutics, Inc.(a)                                                           276
      5,875   Athenex, Inc.(a)                                                                         110
     16,987   Athersys, Inc.(a)                                                                         33
      4,158   Audentes Therapeutics, Inc.(a)                                                           159
     13,305   AVEO Pharmaceuticals, Inc.(a)                                                             30
      5,102   Avid Bioservices, Inc.(a)                                                                 20
      9,560   Bellicum Pharmaceuticals, Inc.(a)                                                         71
     14,777   BioCryst Pharmaceuticals, Inc.(a)                                                         85
      4,720   Biohaven Pharmaceutical Holding Co. Ltd.(a)                                              187
     27,666   BioMarin Pharmaceutical, Inc.(a)                                                       2,606
        943   BioSpecifics Technologies Corp.(a)                                                        42
     25,411   BioTime, Inc.(a)                                                                          52
      8,003   Bluebird Bio, Inc.(a)                                                                  1,256
      5,964   Blueprint Medicines Corp.(a)                                                             379
      3,854   BrainStorm Cell Therapeutics, Inc.(a)                                                     15
      5,271   Calithera Biosciences, Inc.(a)                                                            26
      1,028   Calyxt, Inc.(a)                                                                           19
      1,665   Capricor Therapeutics, Inc.(a)                                                             2
      4,726   Cara Therapeutics, Inc.(a),(b)                                                            91
      4,470   CareDx, Inc.(a)                                                                           55
      7,740   CASI Pharmaceuticals, Inc.(a),(b)                                                         64
      1,426   Catalyst Biosciences, Inc.(a)                                                             17
     12,442   Catalyst Pharmaceuticals, Inc.(a)                                                         39
     14,541   Celldex Therapeutics, Inc.(a)                                                              7
      1,597   Cellular Biomedicine Group, Inc.(a)                                                       31
        861   CEL-SCI Corp.(a)                                                                           1
      2,693   ChemoCentryx, Inc.(a)                                                                     35
      6,230   Chimerix, Inc.(a)                                                                         30
      2,800   Cleveland BioLabs, Inc.(a)                                                                 7
      8,681   Clovis Oncology, Inc.(a)                                                                 395
      6,587   Cohbar, Inc.(a)                                                                           43
      9,832   Coherus Biosciences, Inc.(a)                                                             138
      4,930   Conatus Pharmaceuticals, Inc.(a)                                                          21
      2,663   Concert Pharmaceuticals, Inc.(a)                                                          45
      6,152   Corbus Pharmaceuticals Holdings, Inc.(a)                                                  31
      3,721   Corvus Pharmaceuticals, Inc.(a)                                                           41
     10,286   CTI BioPharma Corp.(a)                                                                    51
      1,500   Cue Biopharma, Inc.(a)                                                                    18
      3,831   Curis, Inc.(a)                                                                             7
      8,453   Cytokinetics, Inc.(a)                                                                     70
      3,758   CytomX Therapeutics, Inc.(a)                                                              86
        259   Cytori Therapeutics, Inc.(a)                                                               -
      7,637   CytRx Corp.(a)                                                                             9
      1,381   Deciphera Pharmaceuticals, Inc.(a)                                                        54
      2,006   Denali Therapeutics, Inc.(a)                                                              31
      2,670   Dicerna Pharmaceuticals, Inc.(a)                                                          33
     21,860   DYAX Corp.(c),(d)                                                                          -
      8,647   Dynavax Technologies Corp.(a)                                                            132
      1,253   Eagle Pharmaceuticals, Inc.(a)                                                            95
      3,751   Edge Therapeutics, Inc.(a)                                                                 4

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      5,680   Editas Medicine, Inc.(a)                                                            $    204
         65   Eidos Therapeutics, Inc.(a)                                                                1
      1,169   Eiger BioPharmaceuticals, Inc.(a)                                                         14
      5,255   Emergent BioSolutions, Inc.(a)                                                           265
      2,510   Enanta Pharmaceuticals, Inc.(a)                                                          291
      8,144   Epizyme, Inc.(a)                                                                         110
      3,157   Esperion Therapeutics, Inc.(a)                                                           124
        741   Evelo Biosciences, Inc.(a)                                                                 9
     19,479   Exact Sciences Corp.(a)                                                                1,165
     43,336   Exelixis, Inc.(a)                                                                        933
      6,457   Fate Therapeutics, Inc.(a)                                                                73
        305   Fibrocell Science, Inc.(a)                                                                 1
     12,334   FibroGen, Inc.(a)                                                                        772
      4,356   Five Prime Therapeutics, Inc.(a)                                                          69
      5,440   Flexion Therapeutics, Inc.(a),(b)                                                        141
      6,807   Fortress Biotech, Inc.(a)                                                                 20
      2,486   Foundation Medicine, Inc.(a)                                                             340
      2,858   G1 Therapeutics, Inc.(a)                                                                 124
      5,878   Galectin Therapeutics, Inc.(a)                                                            37
      3,917   Genocea Biosciences, Inc.(a)                                                               3
      2,857   Genomic Health, Inc.(a)                                                                  144
     25,126   Geron Corp.(a),(b)                                                                        86
      7,295   Global Blood Therapeutics, Inc.(a)                                                       330
      5,466   GlycoMimetics, Inc.(a)                                                                    88
      1,784   GTx, Inc.(a)                                                                              27
     21,550   Halozyme Therapeutics, Inc.(a)                                                           364
        299   Heat Biologics, Inc.(a)                                                                    1
      5,727   Hemispherx Biopharma, Inc.(a)                                                              2
      9,521   Heron Therapeutics, Inc.(a)                                                              370
      1,354   Histogenics Corp.(a)                                                                       3
      2,985   Homology Medicines, Inc.(a)                                                               61
      2,101   iBio, Inc.(a)                                                                              2
     26,398   Idera Pharmaceuticals, Inc.(a)                                                            35
      1,494   Immune Design Corp.(a)                                                                     7
     22,945   ImmunoGen, Inc.(a)                                                                       223
     23,531   Immunomedics, Inc.(a)                                                                    557
      7,013   Infinity Pharmaceuticals, Inc.(a)                                                         13
        800   InflaRx N.V.(a)                                                                           26
     15,084   Inovio Pharmaceuticals, Inc.(a)                                                           59
     11,760   Insmed, Inc.(a)                                                                          278
      3,557   Insys Therapeutics, Inc.(a),(b)                                                           26
      3,020   Intellia Therapeutics, Inc.(a)                                                            83
      3,339   Intercept Pharmaceuticals, Inc.(a)                                                       280
      9,391   Intrexon Corp.(a)                                                                        131
     12,739   Invitae Corp.(a)                                                                          94
     20,290   Ionis Pharmaceuticals, Inc.(a)                                                           846
     11,990   Iovance Biotherapeutics, Inc.(a)                                                         153
     22,499   Ironwood Pharmaceuticals, Inc.(a)                                                        430
     15,938   IsoRay, Inc.(a)                                                                            7
        875   Jounce Therapeutics, Inc.(a)                                                               7
     10,641   Kadmon Holdings, Inc.(a)                                                                  42
        258   KalVista Pharmaceuticals, Inc.(a)                                                          2
      8,479   Karyopharm Therapeutics, Inc.(a)                                                         144
     16,183   Keryx Biopharmaceuticals, Inc.(a),(b)                                                     61
      5,720   Kindred Biosciences, Inc.(a)                                                              61
      3,171   Kura Oncology, Inc.(a)                                                                    58
      3,299   La Jolla Pharmaceutical Co.(a)                                                            96
      6,848   Lexicon Pharmaceuticals, Inc.(a)                                                          82

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      3,414   Ligand Pharmaceuticals, Inc.(a)                                                     $    707
      3,416   Loxo Oncology, Inc.(a)                                                                   593
      4,979   MacroGenics, Inc.(a)                                                                     103
      1,287   Madrigal Pharmaceuticals,  Inc.(a)                                                       360
         65   Magenta Therapeutics, Inc.(a)                                                              1
     17,465   MannKind Corp.(a)                                                                         33
     11,213   Matinas BioPharma Holdings, Inc.(a)                                                        5
      4,864   MediciNova, Inc.(a)                                                                       39
      8,459   MEI Pharma, Inc.(a)                                                                       33
        739   MeiraGTx Holdings plc(a)                                                                   8
      2,006   Merrimack Pharmaceuticals, Inc.(a)                                                        10
     15,260   MiMedx Group, Inc.(a),(b)                                                                 98
      7,034   Minerva Neurosciences, Inc.(a)                                                            58
      5,343   Miragen Therapeutics, Inc.(a)                                                             34
      4,241   Mirati Therapeutics, Inc.(a)                                                             209
        996   Molecular Templates, Inc.(a)                                                               5
     12,237   Momenta Pharmaceuticals, Inc.(a)                                                         250
      2,155   Mustang Bio, Inc.(a)                                                                      15
     11,502   Myriad Genetics, Inc.(a)                                                                 430
      4,139   NantKwest, Inc.(a)                                                                        13
      4,291   Natera, Inc.(a)                                                                           81
     26,298   Navidea Biopharmaceuticals, Inc.(a)                                                        6
        324   Neon Therapeutics, Inc.(a)                                                                 4
      1,335   Neuralstem, Inc.(a)                                                                        1
     14,344   Neurocrine Biosciences, Inc.(a)                                                        1,409
      3,137   NewLink Genetics Corp.(a)                                                                 15
     56,785   Novavax, Inc.(a)                                                                          76
      9,287   Ohr Pharmaceutical, Inc.(a)                                                                2
        478   Oncocyte Corp.(a)                                                                          1
      3,414   OncoMed Pharmaceuticals, Inc.(a)                                                           8
      4,442   Ophthotech Corp.(a)                                                                       12
     59,668   OPKO Health, Inc.(a),(b)                                                                 280
     12,913   Organovo Holdings, Inc.(a),(b)                                                            18
      5,645   OvaScience, Inc.(a)                                                                        5
     23,498   Palatin Technologies, Inc.(a)                                                             23
     23,556   PDL BioPharma, Inc.(a)                                                                    55
      2,551   Pfenex, Inc.(a)                                                                           14
      1,633   PolarityTE, Inc.(a),(b)                                                                   38
     10,050   Portola Pharmaceuticals, Inc.(a)                                                         380
     10,933   Progenics Pharmaceuticals, Inc.(a)                                                        88
      1,296   Protagonist Therapeutics, Inc.(a)                                                          9
      1,374   Proteon Therapeutics, Inc.(a)                                                              3
      3,485   Proteostasis Therapeutics, Inc.(a)                                                        10
      6,403   Prothena Corp. plc(a)                                                                     93
      5,755   PTC Therapeutics, Inc.(a)                                                                194
      4,673   Puma Biotechnology, Inc.(a)                                                              276
      1,016   Ra Pharmaceuticals, Inc.(a)                                                               10
      6,378   Radius Health, Inc.(a),(b)                                                               188
      2,418   Recro Pharma, Inc.(a)                                                                     12
      4,051   REGENXBIO, Inc.(a)                                                                       291
     33,260   Regulus Therapeutics, Inc.(a)                                                             22
      5,757   Repligen Corp.(a)                                                                        271
      6,278   Retrophin, Inc.(a)                                                                       171
      4,487   Rexahn Pharmaceuticals, Inc.(a)                                                            6
      1,025   Rhythm Pharmaceuticals, Inc.(a)                                                           32
     23,395   Rigel Pharmaceuticals, Inc.(a)                                                            66
      2,922   Rocket Pharmaceuticals, Inc.(a)                                                           57
      7,453   Sage Therapeutics, Inc.(a)                                                             1,167
     16,243   Sangamo Therapeutics, Inc.(a)                                                            231

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      9,454   Sarepta Therapeutics, Inc.(a)                                                       $  1,250
      5,254   Savara, Inc.(a)                                                                           59
     16,182   Seattle Genetics, Inc.(a)                                                              1,074
         46   SELLAS Life Sciences Group, Inc.(a)                                                        -
      3,552   Seres Therapeutics, Inc.(a)                                                               31
        998   Solid Biosciences, Inc.(a)                                                                36
     10,396   Sorrento Therapeutics, Inc.(a),(b)                                                        75
      4,759   Spark Therapeutics, Inc.(a)                                                              394
     13,926   Spectrum Pharmaceuticals, Inc.(a)                                                        292
      1,951   Spring Bank Pharmaceuticals, Inc.(a)                                                      23
      5,320   Stemline Therapeutics, Inc.(a)                                                            85
      2,343   Sunesis Pharmaceuticals, Inc.(a)                                                           5
      2,311   Syndax Pharmaceuticals, Inc.(a)                                                           16
     37,825   Synergy Pharmaceuticals, Inc.(a),(b)                                                      66
      4,000   Synlogic, Inc.(a)                                                                         39
     13,497   Synthetic Biologics, Inc.(a)                                                               3
      3,718   Syros Pharmaceuticals, Inc.(a)                                                            38
      4,053   T2 Biosystems, Inc.(a)                                                                    31
         94   Tenax Therapeutics, Inc.(a)                                                                1
      5,933   TESARO, Inc.(a),(b)                                                                      264
     10,091   TG Therapeutics, Inc.(a)                                                                 133
      1,311   Tocagen, Inc.(a)                                                                          12
        155   Tonix Pharmaceuticals Holding Corp.(a)                                                     1
      1,428   Tracon Pharmaceuticals, Inc.(a)                                                            4
      7,025   Trevena, Inc.(a)                                                                          10
        460   Trovagene, Inc.(a)                                                                         -
      7,018   Ultragenyx Pharmaceutical, Inc.(a)                                                       539
      6,749   United Therapeutics Corp.(a)                                                             764
        148   UNITY Biotechnology, Inc.(a)                                                               2
      9,210   Vanda Pharmaceuticals, Inc.(a)                                                           175
        834   Vaxart, Inc.(a)                                                                            3
      4,395   Veracyte, Inc.(a)                                                                         41
     11,945   Verastem, Inc.(a)                                                                         82
      7,335   Vericel Corp.(a)                                                                          71
      3,367   Versartis, Inc.(a)                                                                         7
      2,976   Vical, Inc.(a)                                                                             3
      5,108   Viking Therapeutics, Inc.(a)                                                              48
      3,761   Vital Therapies, Inc.(a),(b)                                                              26
      3,638   Voyager Therapeutics, Inc.(a)                                                             71
      3,229   XBiotech, Inc.(a)                                                                         14
      7,331   Xencor, Inc.(a)                                                                          271
      1,089   XOMA Corp.(a)                                                                             23
        233   Yield10 Bioscience, Inc.(a)                                                                -
      2,989   Zafgen, Inc.(a)                                                                           31
     18,936   ZIOPHARM Oncology, Inc.(a),(b)                                                            57
                                                                                                  --------
                                                                                                    38,574
                                                                                                  --------
HEALTH CARE DISTRIBUTORS (0.1%)
      4,429   Aceto Corp.                                                                               15
      9,148   Owens & Minor, Inc.                                                                      153
     13,000   Patterson Companies, Inc.                                                                295
        939   PetIQ, Inc.(a)                                                                            25
                                                                                                  --------
                                                                                                       488
                                                                                                  --------
HEALTH CARE EQUIPMENT (2.1%)
      3,511   Abaxis, Inc.                                                                             291
     12,884   Accuray, Inc.(a)                                                                          53
      1,899   Alphatec Holdings, Inc.(a)                                                                 6
      6,101   AngioDynamics, Inc.(a)                                                                   136
      5,376   AtriCure, Inc.(a)                                                                        145
      4,935   AxoGen, Inc.(a)                                                                          248
      2,225   Biolase, Inc.(a)                                                                           3
      4,719   Bovie Medical Corp.(a)                                                                    21
      5,588   Cantel Medical Corp.                                                                     550
      5,198   Cardiovascular Systems, Inc.(a)                                                          168
      5,799   Conformis, Inc.(a)                                                                         7
      4,165   CONMED Corp.                                                                             305
     20,807   Corindus Vascular Robotics, Inc.(a),(b)                                                   17

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26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      4,639   CryoLife, Inc.(a)                                                                   $    129
      4,188   CryoPort, Inc.(a),(b)                                                                     66
      2,275   Cutera, Inc.(a)                                                                           92
      4,303   CytoSorbents Corp.(a)                                                                     49
     13,588   DexCom, Inc.(a)                                                                        1,291
      1,417   FONAR Corp.(a)                                                                            38
      7,790   GenMark Diagnostics, Inc.(a)                                                              50
      4,900   Glaukos Corp.(a)                                                                         199
     11,083   Globus Medical, Inc., "A"(a)                                                             559
      4,000   Helius Medical Technologies, Inc.(a),(b)                                                  38
        963   Heska Corp.(a)                                                                           100
     10,357   Hill-Rom Holdings, Inc.                                                                  905
      2,775   Inogen, Inc.(a)                                                                          517
      9,111   Insulet Corp.(A)                                                                         781
      4,501   Integer Holdings Corp.(a)                                                                291
     10,908   Integra LifeSciences Holdings Corp.(a)                                                   703
      1,361   IntriCon Corp.(a)                                                                         55
      4,891   Invacare Corp.                                                                            91
        230   InVivo Therapeutics Holdings Corp.(a)                                                      -
      2,986   iRhythm Technologies, Inc.(a)                                                            242
      6,090   K2M Group Holdings, Inc.(a)                                                              137
      2,222   LeMaitre Vascular, Inc.                                                                   74
      6,732   LivaNova plc(a)                                                                          672
      7,624   Masimo Corp.(a)                                                                          745
        246   Microbot Medical, Inc.(a)                                                                  -
      5,169   Natus Medical, Inc.(a)                                                                   178
      4,286   Nevro Corp.(a)                                                                           342
      7,914   NuVasive, Inc.(a)                                                                        412
      1,322   Nuvectra Corp.(a)                                                                         27
     10,176   NxStage Medical, Inc.(a)                                                                 284
      2,789   Orthofix International N.V.(a)                                                           158
      4,848   Penumbra, Inc.(a)                                                                        670
        522   Pulse Biosciences, Inc.(a)                                                                 8
      7,565   Rockwell Medical, Inc.(a),(b)                                                             37
      1,779   SeaSpine Holdings Corp.(a)                                                                22
     13,340   STERIS plc                                                                             1,401
      2,327   Surmodics, Inc.(a)                                                                       128
      1,840   Tactile Systems Technology, Inc.(a)                                                       96
      5,665   Tandem Diabetes Care, Inc.(a)                                                            125
      7,031   Teleflex, Inc.                                                                         1,886
     19,556   TransEnterix, Inc.(a),(b)                                                                 85
      5,658   Varex Imaging Corp.(a)                                                                   210
      7,494   ViewRay, Inc.(a)                                                                          52
      1,837   Viveve Medical, Inc.(a),(b)                                                                5
     17,581   Wright Medical Group N.V.(a)                                                             456
                                                                                                  --------
                                                                                                    16,356
                                                                                                  --------
HEALTH CARE FACILITIES (0.5%)
      2,226   AAC Holdings, Inc.(a)                                                                     21
     12,505   Acadia Healthcare Co., Inc.(a)                                                           512
     28,172   Brookdale Senior Living, Inc.(a)                                                         256
      4,670   Capital Senior Living Corp.(a)                                                            50
     17,321   Community Health Systems, Inc.(a)                                                         57
     15,180   Encompass Health Corp.                                                                 1,028
      8,076   Ensign Group, Inc.                                                                       289
     16,250   Five Star Senior Living, Inc.(a)                                                          24
      5,313   Genesis Healthcare, Inc.(a)                                                               12
     12,162   Kindred Healthcare, Inc.(a)                                                              109
      6,081   LifePoint Health, Inc.(a)                                                                297
      1,472   National HealthCare Corp.                                                                104
      4,330   Quorum Health Corp.(a)                                                                    22
      7,324   Regional Health Properties, Inc.(a)                                                        2
     16,098   Select Medical Holdings Corp.(a)                                                         292
      3,215   Surgery Partners, Inc.(a)                                                                 48
     12,189   Tenet Healthcare Corp.(a)                                                                409
      1,955   U.S. Physical Therapy, Inc.                                                              188
                                                                                                  --------
                                                                                                     3,720
                                                                                                  --------

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES (0.5%)
      1,286   Addus HomeCare Corp.(a)                                                                   74
      4,240   Amedisys, Inc.(a)                                                                        362
      1,388   American Renal Associates Holdings, Inc.(a)                                               22
      7,750   AMN Healthcare Services, Inc.(a)                                                         454
     20,256   BioScrip, Inc.(a)                                                                         59
      4,630   BioTelemetry, Inc.(a)                                                                    208
      2,486   Chemed Corp.                                                                             800
      2,868   Civitas Solutions, Inc.(a)                                                                47
      1,635   CorVel Corp.(a)                                                                           88
      5,168   Cross Country Healthcare, Inc.(a)                                                         58
      6,690   Diplomat Pharmacy, Inc.(A)                                                               171
      4,647   LHC Group, Inc.(a)                                                                       398
     14,693   MEDNAX, Inc.(a)                                                                          636
      2,134   National Research Corp.                                                                   80
      8,583   Premier, Inc., "A"(a)                                                                    312
      2,023   Providence Service Corp.(a)                                                              159
      1,320   Psychemedics Corp.                                                                        26
     14,948   R1 RCM, Inc.(a)                                                                          130
      5,911   RadNet, Inc.(a)                                                                           89
      3,499   Sharps Compliance Corp.(a)                                                                13
      5,011   Tivity Health, Inc.(a)                                                                   176
                                                                                                  --------
                                                                                                     4,362
                                                                                                  --------
HEALTH CARE SUPPLIES (0.7%)
      2,272   Anika Therapeutics, Inc.(a)                                                               73
     26,095   Antares Pharma, Inc.(a)                                                                   67
        224   Atrion Corp.                                                                             134
      7,764   Avanos Medical, Inc.                                                                     445
     22,365   Cerus Corp.(a)                                                                           149
     12,883   Endologix, Inc.(a)                                                                        73
      8,216   Haemonetics Corp.(a)                                                                     737
      2,348   ICU Medical, Inc.(a)                                                                     690
      4,633   Lantheus Holdings, Inc.(a)                                                                67
      6,734   Meridian Bioscience, Inc.                                                                107
      8,267   Merit Medical Systems, Inc.(a)                                                           423
      8,099   Neogen Corp.(a)                                                                          649
      9,831   OraSure Technologies, Inc.(a)                                                            162
      5,240   Quidel Corp.(a)                                                                          348
      4,605   Retractable Technologies, Inc.(a)                                                          3
     10,112   RTI Surgical, Inc.(a)                                                                     47
      4,449   Sientra, Inc.(a)                                                                          87
      5,027   STAAR Surgical Co.(a)                                                                    156
        662   Utah Medical Products, Inc.                                                               73
      6,405   VolitionRX Ltd.(a)                                                                        13
     11,434   West Pharmaceutical Services, Inc.                                                     1,135
                                                                                                  --------
                                                                                                     5,638
                                                                                                  --------
HEALTH CARE TECHNOLOGY (0.7%)
     28,232   Allscripts Healthcare Solutions, Inc.(a)                                                 339
      6,362   athenahealth, Inc.(a)                                                                  1,013
      9,141   Castlight Health, Inc., "B"(a)                                                            39
      1,686   Computer Programs & Systems, Inc.                                                         56
      5,882   Cotiviti Holdings, Inc.(a)                                                               260
      9,665   Evolent Health, Inc., "A"(a)                                                             203
      3,976   HealthStream, Inc.                                                                       109
     13,041   HMS Holdings Corp.(a)                                                                    282
     10,521   Inovalon Holdings, Inc., "A"(a),(b)                                                      104
      1,807   Inspire Medical Systems, Inc.(a)                                                          64
      9,003   Medidata Solutions, Inc.(a)                                                              725
      6,517   Omnicell, Inc.(a)                                                                        342
      6,990   Quality Systems, Inc.(a)                                                                 136
      1,541   Simulations Plus, Inc.                                                                    34
      2,049   Tabula Rasa HealthCare, Inc.(a)                                                          131
      8,617   Teladoc, Inc.(a)                                                                         500
     18,516   Veeva Systems, Inc., "A"(a)                                                            1,423
      4,197   Vocera Communications, Inc.(a)                                                           125
                                                                                                  --------
                                                                                                     5,885
                                                                                                  --------

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES (0.7%)
      4,620   Accelerate Diagnostics, Inc.(a)                                                     $    103
      3,214   Bio-Rad Laboratories, Inc., "A"(a)                                                       927
      5,848   Bio-Techne Corp.                                                                         865
     15,403   Bruker Corp.                                                                             447
      5,555   Cambrex Corp.(a)                                                                         290
      7,392   Charles River Laboratories International, Inc.(a)                                        830
      6,641   Codexis, Inc.(a)                                                                          96
      8,028   Enzo Biochem, Inc.(a)                                                                     42
      4,592   Fluidigm Corp.(a)                                                                         27
      6,840   Harvard Bioscience, Inc.(a)                                                               37
      6,445   Luminex Corp.                                                                            190
      1,622   Medpace Holdings, Inc.(a)                                                                 70
      3,715   NanoString Technologies, Inc.(a)                                                          51
      9,277   NeoGenomics, Inc.(a)                                                                     122
     17,021   Pacific Biosciences of California, Inc.(a)                                                60
      8,216   PRA Health Sciences, Inc.(a)                                                             767
      8,614   Syneos Health, Inc.(a)                                                                   404
                                                                                                  --------
                                                                                                     5,328
                                                                                                  --------
MANAGED HEALTH CARE (0.4%)
      8,298   HealthEquity, Inc.(a)                                                                    623
      3,731   Magellan Health, Inc.(a)                                                                 358
      7,642   Molina Healthcare, Inc.(a)                                                               749
      3,526   Triple-S Management Corp., "B"(a)                                                        138
      6,921   WellCare Health Plans, Inc.(a)                                                         1,704
                                                                                                  --------
                                                                                                     3,572
                                                                                                  --------
PHARMACEUTICALS (1.2%)
      6,998   AcelRx Pharmaceuticals, Inc.(a)                                                           24
      3,985   Aclaris Therapeutics, Inc.(a)                                                             80
      4,970   Adamis Pharmaceuticals Corp.(a),(b)                                                       16
      6,620   Aerie Pharmaceuticals, Inc.(a)                                                           447
      2,216   Akcea Therapeutics, Inc.(a)                                                               53
     14,236   Akorn, Inc.(a)                                                                           236
      7,469   Alimera Sciences, Inc.(a)                                                                  7
     10,889   Amneal Pharmaceuticals, Inc.(a)                                                          179
      5,565   Amphastar Pharmaceuticals, Inc.(a)                                                        85
      8,902   Ampio Pharmaceuticals, Inc.(a),(b)                                                        20
      1,215   ANI Pharmaceuticals, Inc.(a)                                                              81
      1,237   Apricus Biosciences, Inc.(a)                                                               -
      4,787   Aratana Therapeutics, Inc.(a)                                                             20
      2,704   Assembly Biosciences, Inc.(a)                                                            106
      8,009   BioDelivery Sciences International, Inc.(a)                                               24
      1,672   Bio-Path Holdings, Inc.(a)                                                                 2
     20,553   Catalent, Inc.(a)                                                                        861
      6,599   Chiasma, Inc.(a)                                                                          10
      4,842   Clearside Biomedical, Inc.(a)                                                             52
      3,841   Collegium Pharmaceutical, Inc.(a)                                                         92
      2,250   ContraVir Pharmaceuticals, Inc.(a),(b)                                                     3
     14,708   Corcept Therapeutics, Inc.(a)                                                            231
      5,260   Corium International, Inc.(a)                                                             42
      7,588   CorMedix, Inc.(a)                                                                          2
      4,500   Cumberland Pharmaceuticals, Inc.(a)                                                       28
      7,957   Cymabay Therapeutics, Inc.(a)                                                            107
      9,157   Depomed, Inc.(a)                                                                          61
      5,933   Dermira, Inc.(a)                                                                          55
      1,914   Dova Pharmaceuticals, Inc.(a)                                                             57
     19,556   Durect Corp.(a)                                                                           30

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                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      2,864   Egalet Corp.(a)                                                                     $      1
      2,953   Eloxx Pharmaceuticals, Inc.(a)                                                            50
     30,244   Endo International plc(a)                                                                285
     10,936   Endocyte, Inc.(a)                                                                        151
        269   Evofem Biosciences, Inc.(a)                                                                1
      1,481   Evolus, Inc.(a),(b)                                                                       41
      6,822   EyePoint Pharmaceuticals, Inc.(a)                                                         14
      2,196   Flex Pharma, Inc.(a)                                                                       2
     27,036   Horizon Pharma plc(a)                                                                    448
     10,270   Innoviva, Inc.(a)                                                                        142
      4,481   Intersect ENT, Inc.(a)                                                                   168
      8,486   Intra-Cellular Therapies, Inc.(a)                                                        150
      9,315   Jazz Pharmaceuticals plc(a)                                                            1,605
      2,517   Juniper Pharmaceuticals, Inc.(a)                                                          22
      4,202   KemPharm, Inc.(a)                                                                         27
      4,569   Lannett Co., Inc.(a)                                                                      62
      5,425   Lipocine, Inc.(a)                                                                          7
     13,783   Mallinckrodt plc(a)                                                                      257
      4,047   Marinus Pharmaceuticals, Inc.(a)                                                          29
     10,769   Medicines Co.(a)                                                                         395
      9,754   Melinta Therapeutics, Inc.(a)                                                             62
        900   Menlo Therapeutics, Inc.(a)                                                                7
      4,938   MyoKardia, Inc.(a)                                                                       245
      2,984   Neos Therapeutics, Inc.(a)                                                                19
        164   Novus Therapeutics, Inc.(a)                                                                1
      3,033   Ocular Therapeutix, Inc.(a)                                                               20
      1,000   Odonate Therapeutics, Inc.(a)                                                             22
      6,534   Omeros Corp.(a)                                                                          118
      1,169   Optinose, Inc.(a)                                                                         33
      4,226   Otonomy, Inc.(a)                                                                          16
      6,722   Pacira Pharmaceuticals, Inc.(a)                                                          215
      1,248   Pain Therapeutics, Inc.(a)                                                                 3
      3,569   Paratek Pharmaceuticals, Inc.(a)                                                          36
        763   Pernix Therapeutics Holdings, Inc.(a)                                                      2
      2,839   Phibro Animal Health Corp., "A"                                                          131
      8,836   Prestige Brands Holdings, Inc.(a)                                                        339
      1,583   Reata Pharmaceuticals, Inc., "A"(a)                                                       55
      4,980   Revance Therapeutics, Inc.(a)                                                            137
      5,985   SIGA Technologies, Inc.(a),(b)                                                            36
      7,679   Supernus Pharmaceuticals, Inc.(a)                                                        460
      6,994   Teligent, Inc.(a),(b)                                                                     24
      9,610   Tetraphase Pharmaceuticals, Inc.(a)                                                       34
     25,609   TherapeuticsMD, Inc.(a),(b)                                                              160
      6,417   Theravance Biopharma, Inc.(a)                                                            146
      3,672   Titan Pharmaceuticals, Inc.(a)                                                             4
        739   Verrica Pharmaceuticals, Inc.(a)                                                          15
     17,507   VIVUS, Inc.(a)                                                                            12
      2,712   WaVe Life Sciences Ltd.(a)                                                               104
      5,192   Zogenix, Inc.(a)                                                                         229
      1,503   Zynerba Pharmaceuticals, Inc.(a),(b)                                                      15
                                                                                                  --------
                                                                                                     9,568
                                                                                                  --------
                Total Health Care                                                                   93,491
                                                                                                  --------
INDUSTRIALS (13.2%)
-------------------
AEROSPACE & DEFENSE (1.3%)
      4,851   AAR Corp.                                                                                225
     12,531   Aerojet Rocketdyne Holdings, Inc.(a)                                                     370
      3,384   Aerovironment, Inc.(a)                                                                   242
      3,613   Astronics Corp.(a)                                                                       130
      9,230   Axon Enterprise, Inc.(a)                                                                 583
     15,533   BWX Technologies, Inc.                                                                   968

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      2,281   CPI Aerostructures, Inc.(a)                                                         $     24
      3,758   Cubic Corp.                                                                              241
      6,910   Curtiss-Wright Corp.                                                                     822
      1,874   Ducommun, Inc.(a)                                                                         62
      2,637   Engility Holdings, Inc.(A)                                                                81
      4,222   Esterline Technologies Corp.(a)                                                          312
      6,460   HEICO Corp.                                                                              471
     10,828   HEICO Corp., "A"                                                                         660
     14,046   Hexcel Corp.                                                                             932
      4,600   Innovative Solutions & Support, Inc.(a)                                                   13
      6,373   KeyW Holding Corp.(a)                                                                     56
      7,894   KLX, Inc.(a)                                                                             568
     12,478   Kratos Defense & Security Solutions, Inc.(A)                                             144
      4,945   Moog, Inc., "A"                                                                          385
        790   National Presto Industries, Inc.                                                          98
      1,071   Sparton Corp.(a)                                                                          20
     17,796   Spirit AeroSystems Holdings, Inc., "A"                                                 1,529
      5,502   Teledyne Technologies, Inc.(a)                                                         1,095
      7,487   Triumph Group, Inc.                                                                      147
      1,852   Vectrus, Inc.(a)                                                                          57
      8,960   Wesco Aircraft Holdings, Inc.(a)                                                         101
                                                                                                  --------
                                                                                                    10,336
                                                                                                  --------
AGRICULTURE & FARM MACHINERY (0.2%)
     10,320   AGCO Corp.                                                                               627
      1,858   Lindsay Corp.                                                                            180
      6,931   Titan International, Inc.                                                                 74
     16,519   Toro Co.                                                                                 995
                                                                                                  --------
                                                                                                     1,876
                                                                                                  --------
AIR FREIGHT & LOGISTICS (0.3%)
      7,220   Air Transport Services Group, Inc.(a)                                                    163
      3,769   Atlas Air Worldwide Holdings, Inc.(a)                                                    270
      4,536   Echo Global Logistics, Inc.(a)                                                           133
      4,502   Forward Air Corp.                                                                        266
      5,287   Hub Group, Inc., "A"(a)                                                                  263
      3,916   Radiant Logistics, Inc.(a)                                                                15
     15,521   XPO Logistics, Inc.(a)                                                                 1,555
                                                                                                  --------
                                                                                                     2,665
                                                                                                  --------
AIRLINES (0.3%)
      1,928   Allegiant Travel Co.                                                                     268
      8,543   Hawaiian Holdings, Inc.                                                                  307
     49,758   JetBlue Airways Corp.(a)                                                                 945
      8,426   SkyWest, Inc.                                                                            437
     10,544   Spirit Airlines, Inc.(a)                                                                 383
                                                                                                  --------
                                                                                                     2,340
                                                                                                  --------
AIRPORT SERVICES (0.1%)
     12,971   Macquarie Infrastructure Corp.                                                           547
                                                                                                  --------
BUILDING PRODUCTS (1.0%)
      6,524   AAON, Inc.                                                                               217
      5,721   Advanced Drainage Systems, Inc.                                                          163
      2,117   American Woodmark Corp.(a)                                                               194
      4,823   Apogee Enterprises, Inc.                                                                 232
      4,145   Armstrong Flooring, Inc.(a)                                                               58
      8,107   Armstrong World Industries, Inc.(a)                                                      512
     16,643   Builders FirstSource, Inc.(a)                                                            304
      6,349   Continental Building Products, Inc.(a)                                                   200
      2,567   CSW Industrials, Inc.(a)                                                                 136
      5,276   Gibraltar Industries, Inc.(a)                                                            198
      4,996   Griffon Corp.                                                                             89
      2,808   Insteel Industries, Inc.                                                                  94
     10,473   JELD-WEN Holding, Inc.(a)                                                                299
      5,798   Lennox International, Inc.                                                             1,161
      4,641   Masonite International Corp.(a)                                                          334
      6,628   NCI Building Systems, Inc.(a)                                                            139

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     17,282   Owens Corning                                                                       $  1,095
      3,589   Patrick Industries, Inc.(a)                                                              204
      7,825   PGT Innovations, Inc.(a)                                                                 163
      5,075   Quanex Building Products Corp.                                                            91
      6,383   Simpson Manufacturing Co., Inc.                                                          397
      1,236   Tecogen, Inc.(a)                                                                           5
      8,886   Trex Co., Inc.(a)                                                                        556
      9,009   Universal Forest Products, Inc.                                                          330
     13,980   USG Corp.(a)                                                                             603
                                                                                                  --------
                                                                                                     7,774
                                                                                                  --------
COAL & CONSUMABLE FUELS (0.0%)
        799   NACCO Industries, Inc., "A"                                                               27
                                                                                                  --------
COMMERCIAL PRINTING (0.2%)
      8,034   Brady Corp., "A"                                                                         310
      7,253   Deluxe Corp.                                                                             480
      3,906   Ennis, Inc.                                                                               80
      7,279   InnerWorkings, Inc.(a)                                                                    63
      6,424   LSC Communications, Inc.                                                                 101
      2,155   Multi-Color Corp.                                                                        139
      4,359   Quad/Graphics, Inc.                                                                       91
     10,646   RR Donnelley & Sons Co.                                                                   61
                                                                                                  --------
                                                                                                     1,325
                                                                                                  --------
CONSTRUCTION & ENGINEERING (0.6%)
     24,730   AECOM(a)                                                                                 817
      5,610   Aegion Corp.(a)                                                                          144
      3,372   Ameresco, Inc., "A"(a)                                                                    41
      1,952   Argan, Inc.                                                                               80
      5,684   Comfort Systems USA, Inc.                                                                260
      4,818   Dycom Industries, Inc.(a)                                                                455
      9,242   EMCOR Group, Inc.                                                                        704
      3,448   Goldfield Corp.(a)                                                                        15
      7,056   Granite Construction, Inc.                                                               393
      9,666   Great Lakes Dredge & Dock Corp.(a)                                                        51
      4,461   HC2 Holdings, Inc.(a)                                                                     26
      1,636   IES Holdings, Inc.(a)                                                                     27
     21,005   KBR, Inc.                                                                                376
      9,701   MasTec, Inc.(a)                                                                          492
      2,843   MYR Group, Inc.(a)                                                                       101
      2,132   Northwest Pipe Co.(a)                                                                     41
      1,219   NV5 Global, Inc.(a)                                                                       85
      5,034   Orion Group Holdings, Inc.(a)                                                             42
      5,751   Primoris Services Corp.                                                                  157
      5,074   Sterling Construction Co., Inc.(a)                                                        66
      6,087   Tutor Perini Corp.(a)                                                                    112
      3,655   Valmont Industries, Inc.                                                                 551
                                                                                                  --------
                                                                                                     5,036
                                                                                                  --------
CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.0%)
      1,607   Alamo Group, Inc.                                                                        145
     20,848   Allison Transmission Holdings, Inc.                                                      844
      1,354   American Railcar Industries, Inc.                                                         53
      2,944   Astec Industries, Inc.                                                                   176
      1,405   Blue Bird Corp.(a)                                                                        31
      5,294   Commercial Vehicle Group, Inc.(a)                                                         39
      3,445   Douglas Dynamics, Inc.                                                                   165
      9,098   Federal Signal Corp.                                                                     212
      2,656   FreightCar America, Inc.                                                                  45
      4,279   Greenbrier Companies, Inc.                                                               226
      2,717   Manitex International, Inc.(a)                                                            34
      5,858   Manitowoc Co., Inc.(a)                                                                   152
     14,861   Meritor, Inc.(a)                                                                         306
      2,019   Miller Industries, Inc.                                                                   52
      9,906   Navistar International Corp.(a)                                                          403
     11,784   Oshkosh Corp.                                                                            829
      4,260   REV Group, Inc.                                                                           72
      5,545   Spartan Motors, Inc.                                                                      84
     11,893   Terex Corp.                                                                              502
     23,379   Trinity Industries, Inc.                                                                 801
      1,831   Twin Disc, Inc.(a)                                                                        45
     10,252   Wabash National Corp.                                                                    191
      7,907   WABCO Holdings, Inc.(a)                                                                  925
     13,427   Wabtec Corp.(b)                                                                        1,324
                                                                                                  --------
                                                                                                     7,656
                                                                                                  --------

================================================================================

32  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
      5,857   Sykes Enterprises, Inc.(a)                                                          $    169
                                                                                                  --------
DIVERSIFIED SUPPORT SERVICES (0.4%)
     11,747   Healthcare Services Group, Inc.(b)                                                       507
     20,902   KAR Auction Services, Inc.                                                             1,145
      4,866   Matthews International Corp., "A"                                                        286
      3,639   McGrath RentCorp                                                                         230
      7,352   Mobile Mini, Inc.                                                                        345
      2,444   Odyssey Marine Exploration, Inc.(A)                                                       20
      2,344   UniFirst Corp.                                                                           415
      3,107   Viad Corp.                                                                               169
      1,288   VSE Corp.                                                                                 62
                                                                                                  --------
                                                                                                     3,179
                                                                                                  --------
ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
      6,580   Acuity Brands, Inc.                                                                      762
      1,620   Allied Motion Technologies, Inc.                                                          78
      5,737   Atkore International Group, Inc.(a)                                                      119
      3,537   Encore Wire Corp.                                                                        168
      2,400   Energous Corp.(a)                                                                         36
      4,423   Energy Focus, Inc.(a)                                                                      8
      6,551   EnerSys                                                                                  489
      8,240   Enphase Energy, Inc.(a),(b)                                                               55
      6,237   FuelCell Energy, Inc.(a)                                                                   8
      9,944   Generac Holdings, Inc.(a)                                                                514
      5,085   GrafTech International Ltd.                                                               91
      8,417   Hubbell, Inc.                                                                            890
      4,195   LSI Industries, Inc.                                                                      22
     25,113   nVent Electric plc(a)                                                                    630
      7,855   Orion Energy Systems, Inc.(a)                                                              9
     38,979   Plug Power, Inc.(a),(b)                                                                   79
      1,398   Powell Industries, Inc.                                                                   49
        368   Preformed Line Products Co.                                                               33
      6,944   Regal Beloit Corp.                                                                       568
     26,687   Sensata Technologies Holding plc(a)                                                    1,270
     10,004   Sunrun, Inc.(a)                                                                          132
      4,851   Sunworks, Inc.(a)                                                                          5
      5,345   Thermon Group Holdings, Inc.(a)                                                          122
      4,545   Ultralife Corp.(a)                                                                        44
      3,135   Vicor Corp.(a)                                                                           137
      7,224   Vivint Solar, Inc.(a),(b)                                                                 36
                                                                                                  --------
                                                                                                     6,354
                                                                                                  --------
ELECTRONIC COMPONENTS (0.1%)
      6,483   Belden, Inc.                                                                             396
                                                                                                  --------
ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
     10,823   ABM Industries, Inc.                                                                     316
      6,022   Advanced Disposal Services, Inc.(a)                                                      149
      1,767   Aqua Metals, Inc.(a)                                                                       5
        324   BrightView Holdings, Inc.(a)                                                               7
      6,369   Casella Waste Systems, Inc., "A"(a)                                                      163
      4,277   CECO Environmental Corp.                                                                  26
      8,279   Clean Harbors, Inc.(a)                                                                   460
     20,330   Covanta Holding Corp.                                                                    336
      3,226   Heritage-Crystal Clean, Inc.(a)                                                           65
      5,638   Hudson Technologies, Inc.(a),(b)                                                          11
      4,810   Perma-Fix Environmental Services(a)                                                       22
      2,241   Quest Resource Holding Corp.(a)                                                            4
     15,119   Rollins, Inc.                                                                            795
      2,950   SP Plus Corp.(a)                                                                         110
      4,703   Team, Inc.(a)                                                                            109
      8,976   Tetra Tech, Inc.                                                                         525
      3,348   U.S. Ecology, Inc.                                                                       213
                                                                                                  --------
                                                                                                     3,316
                                                                                                  --------
HEAVY ELECTRICAL EQUIPMENT (0.0%)
      3,998   AZZ, Inc.                                                                                174
     30,920   Babcock & Wilcox Enterprises, Inc.(a)                                                     74

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      4,880   Broadwind Energy, Inc.(a)                                                           $     12
      3,678   Capstone Turbine Corp.(a)                                                                  5
      1,146   Ocean Power Technologies, Inc.(a)                                                          1
      1,658   TPI Composites, Inc.(a)                                                                   48
                                                                                                  --------
                                                                                                       314
                                                                                                  --------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
      7,474   ASGN, Inc.(a)                                                                            584
      1,189   Barrett Business Services, Inc.                                                          115
      2,295   BG Staffing, Inc.                                                                         53
      2,813   GP Strategies Corp.(a)                                                                    50
      2,753   Heidrick & Struggles International, Inc.                                                  96
      7,493   Hudson Global, Inc.(a)                                                                    12
      5,654   Insperity, Inc.                                                                          539
      4,059   Kelly Services, Inc., "A"                                                                 91
      3,944   Kforce, Inc.                                                                             135
      8,860   Korn/Ferry International                                                                 549
     10,425   ManpowerGroup, Inc.                                                                      897
      1,020   Mastech Digital, Inc.(a)                                                                  17
      6,312   TriNet Group, Inc.(a)                                                                    353
      6,460   TrueBlue, Inc.(a)                                                                        174
      5,921   WageWorks, Inc.(a)                                                                       296
                                                                                                  --------
                                                                                                     3,961
                                                                                                  --------
INDUSTRIAL CONGLOMERATES (0.2%)
      9,566   Carlisle Companies, Inc.                                                               1,036
      5,522   Raven Industries, Inc.                                                                   212
                                                                                                  --------
                                                                                                     1,248
                                                                                                  --------
INDUSTRIAL MACHINERY (2.5%)
      9,588   Actuant Corp., "A"                                                                       281
      4,299   Albany International Corp., "A"                                                          259
      4,683   Altra Industrial Motion Corp.                                                            202
      7,572   Barnes Group, Inc.                                                                       446
      6,373   Briggs & Stratton Corp.                                                                  112
      4,840   Chart Industries, Inc.(a)                                                                299
        494   Chicago Rivet & Machine Co.                                                               16
      2,547   CIRCOR International, Inc.                                                                94
     15,461   Colfax Corp.(a)                                                                          474
      2,933   Columbus McKinnon Corp.                                                                  127
      8,061   Crane Co.                                                                                646
      2,800   DMC Global, Inc.                                                                         126
     20,008   Donaldson Co., Inc.                                                                      903
        871   Eastern Co.                                                                               24
      5,232   Energy Recovery, Inc.(a)                                                                  42
      3,440   EnPro Industries, Inc.                                                                   241
      3,900   ESCO Technologies, Inc.                                                                  225
      8,762   Evoqua Water Technologies Corp.(a)                                                       180
      1,784   ExOne Co.(a),(b)                                                                          13
      5,838   Franklin Electric Co., Inc.                                                              263
     10,894   Gardner Denver Holdings, Inc.(a)                                                         320
      5,500   Gates Industrial Corp. plc(a)                                                             90
      3,673   Global Brass & Copper Holdings, Inc.                                                     115
      2,838   Gorman-Rupp Co.                                                                           99
     26,262   Graco, Inc.                                                                            1,188
      1,902   Graham Corp.                                                                              49
     11,862   Harsco Corp.(a)                                                                          262
      9,955   Hillenbrand, Inc.                                                                        469
      1,373   Hurco Companies, Inc.                                                                     61
      1,727   Hyster-Yale Materials Handling, Inc.                                                     111
     12,085   IDEX Corp.                                                                             1,649
     13,665   ITT, Inc.                                                                                714
      4,507   Jason Industries, Inc.(a)                                                                 10
      4,869   John Bean Technologies Corp.                                                             433
      1,829   Kadant, Inc.                                                                             176
     12,554   Kennametal, Inc.                                                                         451
      1,479   LB Foster Co., "A"(a)                                                                     34
      9,781   Lincoln Electric Holdings, Inc.                                                          858
      2,799   Lydall, Inc.(a)                                                                          122
      8,629   Middleby Corp.(a)                                                                        901
      8,386   Milacron Holdings Corp.(a)                                                               159
      9,270   Mueller Industries, Inc.                                                                 274

================================================================================

34  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     24,820   Mueller Water Products, Inc., "A"                                                   $    291
      4,181   NN, Inc.                                                                                  79
      7,922   Nordson Corp.                                                                          1,017
        980   Omega Flex, Inc.                                                                          78
      1,321   Park-Ohio Holdings Corp.                                                                  49
      1,937   Perma-Pipe International Holdings, Inc.(A)                                                18
      3,849   Proto Labs, Inc.(a)                                                                      458
      3,670   RBC Bearings, Inc.(a)                                                                    473
     15,645   Rexnord Corp.(a)                                                                         455
      6,490   SPX Corp.(a)                                                                             227
      6,381   SPX FLOW, Inc.(a)                                                                        279
      2,053   Standex International Corp.                                                              210
      4,381   Sun Hydraulics Corp.                                                                     211
      2,625   Tennant Co.                                                                              207
     10,466   Timken Co.                                                                               456
      6,652   TriMas Corp.(a)                                                                          196
      4,454   Watts Water Technologies, Inc., "A"                                                      349
     22,964   Welbilt, Inc.(a)                                                                         512
      8,805   Woodward, Inc.                                                                           677
                                                                                                  --------
                                                                                                    19,760
                                                                                                  --------
MARINE (0.1%)
      2,047   Genco Shipping & Trading Ltd.(a)                                                          32
      8,614   Kirby Corp.(a)                                                                           720
      6,329   Matson, Inc.                                                                             243
                                                                                                  --------
                                                                                                       995
                                                                                                  --------
OFFICE SERVICES & SUPPLIES (0.3%)
     16,442   ACCO Brands Corp.                                                                        228
      6,901   ARC Document Solutions, Inc.(A)                                                           12
      1,034   CompX International, Inc.                                                                 14
      5,328   Essendant, Inc.                                                                           70
      8,959   Herman Miller, Inc.                                                                      304
      6,656   HNI Corp.                                                                                248
      9,610   Interface, Inc.                                                                          221
      5,240   Kimball International, Inc., "B"                                                          85
      7,374   Knoll, Inc.                                                                              153
      5,371   MSA Safety, Inc.                                                                         517
     28,398   Pitney Bowes, Inc.                                                                       243
     12,921   Steelcase, Inc., "A"                                                                     174
      5,315   Virco Manufacturing Corp.                                                                 24
                                                                                                  --------
                                                                                                     2,293
                                                                                                  --------
RAILROADS (0.1%)
      9,759   Genesee & Wyoming, Inc., "A"(a)                                                          794
                                                                                                  --------
RESEARCH & CONSULTING SERVICES (0.8%)
      8,239   Acacia Research Corp.(a)                                                                  34
      9,058   CBIZ, Inc.(a)                                                                            208
      5,669   CoStar Group, Inc.(a)                                                                  2,339
      1,412   CRA International, Inc.                                                                   72
      5,713   Dun & Bradstreet Corp.                                                                   701
      7,770   Exponent, Inc.                                                                           375
      1,630   Forrester Research, Inc.                                                                  68
      2,677   Franklin Covey Co.(a)                                                                     66
      5,963   FTI Consulting, Inc.(a)                                                                  361
      7,303   Hill International, Inc.(a)                                                               43
      3,240   Huron Consulting Group, Inc.(a)                                                          132
      3,065   ICF International, Inc.                                                                  218
      2,701   Mistras Group, Inc.(a)                                                                    51
      7,309   Navigant Consulting, Inc.(a)                                                             162
        621   Red Violet, Inc.(a)                                                                        5
      4,605   Resources Connection, Inc.                                                                78
     23,892   TransUnion                                                                             1,712
      1,423   Willdan Group, Inc.(a)                                                                    44
                                                                                                  --------
                                                                                                     6,669
                                                                                                  --------
SECURITY & ALARM SERVICES (0.1%)
     15,773   ADT, Inc.(b)                                                                             137
      7,775   Brink's Co.                                                                              620
                                                                                                  --------
                                                                                                       757
                                                                                                  --------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
     14,722   Air Lease Corp.                                                                          618
      6,349   Applied Industrial Technologies, Inc.                                                    445

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     10,402   Beacon Roofing Supply, Inc.(a)                                                      $    443
      1,431   BlueLinx Holdings, Inc.(a)                                                                54
     10,503   BMC Stock Holdings, Inc.(a)                                                              219
      2,930   CAI International, Inc.(a)                                                                68
      2,735   DXP Enterprises, Inc.(a)                                                                 105
        998   Foundation Building Materials, Inc.(a)                                                    15
      6,015   GATX Corp.                                                                               447
      3,943   General Finance Corp.(a)                                                                  53
      4,803   GMS, Inc.(a)                                                                             130
      4,783   H&E Equipment Services, Inc.                                                             180
     29,438   HD Supply Holdings, Inc.(a)                                                            1,263
      4,409   Herc Holdings, Inc.(a)                                                                   248
      3,110   Houston Wire & Cable Co.(a)                                                               26
      4,613   Kaman Corp.                                                                              322
      1,032   Lawson Products, Inc.(a)                                                                  25
     14,516   MRC Global, Inc.(a)                                                                      315
      7,246   MSC Industrial Direct Co., Inc., "A"                                                     615
      9,162   Nexeo Solutions, Inc.(a)                                                                  84
     16,086   NOW, Inc.(a)                                                                             214
      5,240   Rush Enterprises, Inc., "A"(a)                                                           227
        684   Rush Enterprises, Inc., "B"(a)                                                            30
      6,301   SiteOne Landscape Supply, Inc.(a)                                                        529
      2,671   Titan Machinery, Inc.(a)                                                                  42
      7,149   Triton International Ltd.                                                                219
     17,535   Univar, Inc.(a)                                                                          460
      2,308   Veritiv Corp.(A)                                                                          92
      4,931   Watsco, Inc.                                                                             879
      7,166   WESCO International, Inc.(a)                                                             409
      1,351   Willis Lease Finance Corp.(a)                                                             43
                                                                                                  --------
                                                                                                     8,819
                                                                                                  --------
TRUCKING (0.8%)
      1,019   AMERCO                                                                                   363
      3,519   ArcBest Corp.                                                                            161
     11,544   Avis Budget Group, Inc.(a)                                                               375
      2,275   Covenant Transportation Group, Inc., "A"(a)                                               72
      7,115   Daseke, Inc.(a)                                                                           71
      6,722   Heartland Express, Inc.                                                                  125
     13,240   Hertz Global Holdings, Inc.(a)                                                           203
     19,728   Knight-Swift Transportation Holdings, Inc.                                               754
      6,731   Landstar System, Inc.                                                                    735
      5,945   Marten Transport Ltd.                                                                    139
     10,622   Old Dominion Freight Line, Inc.                                                        1,582
        659   PAM Transportation Services, Inc.(a)                                                      31
        627   Patriot Transportation Holding, Inc.(a)                                                   14
      4,706   Roadrunner Transportation Systems, Inc.(a)                                                10
      8,575   Ryder System, Inc.                                                                       616
      4,133   Saia, Inc.(a)                                                                            334
      3,952   Schneider National, Inc., "B"                                                            109
      1,233   Universal Logistics Holdings, Inc.                                                        32
      1,622   USA Truck, Inc.(a)                                                                        38
      6,869   Werner Enterprises, Inc.                                                                 258
      4,920   YRC Worldwide, Inc.(a)                                                                    49
                                                                                                  --------
                                                                                                     6,071
                                                                                                  --------
              Total Industrials                                                                    104,677
                                                                                                  --------
INFORMATION TECHNOLOGY (18.7%)
------------------------------
AEROSPACE & DEFENSE (0.0%)
      7,626   Mercury Systems, Inc.(a)                                                                 290
                                                                                                  --------
APPLICATION SOFTWARE (3.3%)
     14,330   8x8, Inc.(a)                                                                             287
     17,713   ACI Worldwide, Inc.(a)                                                                   437
      3,119   Agilysys, Inc.(a)                                                                         48

================================================================================

36  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      3,261   Altair Engineering, Inc., "A"(a)                                                    $    111
      5,062   American Software, Inc., "A"                                                              74
     10,897   Aspen Technology, Inc.(a)                                                              1,011
      3,050   Asure Software, Inc.(a)                                                                   49
     16,500   Avaya Holdings Corp.(a)                                                                  331
      7,425   Blackbaud, Inc.                                                                          761
      5,897   Blackline, Inc.(a)                                                                       256
      5,000   Bottomline Technologies de, Inc.(a)                                                      249
     18,949   CDK Global, Inc.                                                                       1,233
      3,067   Ceridian HCM Holding, Inc.(a)                                                            102
      1,894   Digimarc Corp.(a)                                                                         51
         32   Domo, Inc., "B"                                                                            1
      3,364   Ebix, Inc.                                                                               257
      5,282   Ellie Mae, Inc.(a),(b)                                                                   549
      3,078   Everbridge, Inc.(a)                                                                      146
      2,275   Evolving Systems, Inc.(a)                                                                  7
      4,791   Fair Isaac Corp.(a)                                                                      926
     17,785   Glu Mobile, Inc.(a)                                                                      114
      5,963   GSE Systems, Inc.(a)                                                                      19
     12,310   Guidewire Software, Inc.(a)                                                            1,093
      5,646   HubSpot, Inc.(a)                                                                         708
     10,859   Manhattan Associates, Inc.(a)                                                            511
      1,631   MicroStrategy, Inc., "A"(a)                                                              208
      6,170   Mitek Systems, Inc.(a),(f)                                                                55
      8,172   MobileIron, Inc.(a)                                                                       36
      4,111   Model N, Inc.(A)                                                                          76
      6,127   Monotype Imaging Holdings, Inc.                                                          124
     42,388   Nuance Communications, Inc.(a)                                                           589
      3,280   Park City Group, Inc.(a)                                                                  26
      7,530   Paycom Software, Inc.(a)                                                                 744
      4,271   Paylocity Holding Corp.(a)                                                               251
      5,608   Pegasystems, Inc.                                                                        307
      5,141   Pivotal Software, Inc., "A"(a)                                                           125
      2,866   Pluralsight, Inc., "A"(a)                                                                 70
      4,092   PROS Holdings, Inc.(a)                                                                   150
     18,060   PTC, Inc.(a)                                                                           1,694
      1,451   QAD, Inc., "A"                                                                            73
        311   QAD, Inc., "B"                                                                            13
      5,145   RealNetworks, Inc.(a)                                                                     19
     11,162   RealPage, Inc.(a)                                                                        615
     10,706   RingCentral, Inc., "A"(a)                                                                753
      7,106   Seachange International, Inc.(a)                                                          24
      2,449   Smartsheet, Inc., "A"(a),(b)                                                              64
      3,086   Smith Micro Software, Inc.(a)                                                              7
     41,342   Snap, Inc., "A"(a),(b)                                                                   541
      2,214   Sonic Foundry, Inc.(a)                                                                     5
     22,860   Splunk, Inc.(a)                                                                        2,266
     31,666   SS&C Technologies Holdings, Inc.                                                       1,643
      5,854   Telenav, Inc.(a)                                                                          33
      5,580   Tyler Technologies, Inc.(a)                                                            1,239
      4,560   Ultimate Software Group, Inc.(a)                                                       1,173
      1,929   Upland Software, Inc.(a)                                                                  66
      9,691   Verint Systems, Inc.(a)                                                                  430
      6,877   VirnetX Holding Corp.(a),(b)                                                              23
     22,970   Workday, Inc., "A"(a)                                                                  2,782
      4,543   Workiva, Inc.(a)                                                                         111
      4,053   Zedge, Inc., "B"(a)                                                                       15
     15,887   Zendesk, Inc.(a)                                                                         866
     10,588   Zix Corp.(a)                                                                              57
                                                                                                  --------
                                                                                                    26,604
                                                                                                  --------
COMMUNICATIONS EQUIPMENT (1.6%)
      3,044   Acacia Communications, Inc.(a),(b)                                                       106
      7,492   ADTRAN, Inc.                                                                             111
      3,106   Aerohive Networks, Inc.(a)                                                                12
      3,123   Applied Optoelectronics, Inc.(a),(b)                                                     140
      7,463   Arista Networks, Inc.(a)                                                               1,922
     27,540   ARRIS International plc(a)                                                               673
      2,668   Black Box Corp.                                                                            5
      5,908   CalAmp Corp.(a)                                                                          138
      7,426   Calix, Inc.(a)                                                                            58

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                                                  PORTFOLIO OF INVESTMENTS |  37

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
----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      1,978   Casa Systems, Inc.(a)                                                               $     32
     22,176   Ciena Corp.(a)                                                                           588
      2,370   Clearfield, Inc.(a)                                                                       26
     29,803   CommScope Holding Co., Inc.(a)                                                           870
      3,715   Comtech Telecommunications Corp.                                                         118
      4,719   Digi International, Inc.(a)                                                               62
      7,895   EchoStar Corp., "A"(a)                                                                   351
      4,624   EMCORE Corp.(a)                                                                           23
     18,940   Extreme Networks, Inc.(a)                                                                151
     17,636   Finisar Corp.(a)                                                                         318
        300   Frontline Capital Group(c),(d)                                                             -
     12,042   Harmonic, Inc.(a)                                                                         51
     22,378   Infinera Corp.(a)                                                                        222
      5,491   InterDigital, Inc.                                                                       444
      2,945   KVH Industries, Inc.(a)                                                                   40
      9,095   Lantronix, Inc.(a)                                                                        26
      9,473   Lumentum Holdings, Inc.(a)                                                               549
      5,225   NETGEAR, Inc.(a)                                                                         327
     12,397   NetScout Systems, Inc.(a)                                                                368
     26,290   Oclaro, Inc.(a)                                                                          235
      1,750   Optical Cable Corp.(a)                                                                     7
     14,249   Palo Alto Networks, Inc.(a)                                                            2,928
      4,644   ParkerVision, Inc.(a)                                                                      3
      4,538   PC-Tel, Inc.(a)                                                                           28
      5,004   Plantronics, Inc.                                                                        382
      3,665   Quantenna Communications, Inc.(a)                                                         57
      8,411   Ribbon Communications, Inc.(a)                                                            60
      3,524   Ubiquiti Networks, Inc.(a),(b)                                                           299
      8,405   ViaSat, Inc.(a)                                                                          552
     36,093   Viavi Solutions, Inc.(a)                                                                 370
                                                                                                  --------
                                                                                                    12,652
                                                                                                  --------
DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
     22,258   Black Knight, Inc.(a)                                                                  1,192
      7,594   Cardtronics plc, "A"(a)                                                                  184
      1,445   Cass Information Systems, Inc.                                                            99
     30,270   Conduent, Inc.(a)                                                                        550
     14,425   Convergys Corp.                                                                          353
     13,193   CoreLogic, Inc.(a)                                                                       685
      4,927   CSG Systems International, Inc.                                                          201
      8,232   Euronet Worldwide, Inc.(a)                                                               690
     10,402   Everi Holdings, Inc.(a)                                                                   75
      9,459   EVERTEC, Inc.                                                                            207
        740   Evo Payments, Inc., "A"(a)                                                                15
      5,026   ExlService Holdings, Inc.(a)                                                             285
     70,778   First Data Corp., "A"(a)                                                               1,481
     23,525   Genpact Ltd.                                                                             681
        148   GreenSky, Inc., "A"(a)                                                                     3
      6,741   Innodata, Inc.(a)                                                                          7
     12,124   Jack Henry & Associates, Inc.                                                          1,580
     10,231   MAXIMUS, Inc.                                                                            635
      5,436   MoneyGram International, Inc.(a)                                                          36
      6,115   PRGX Global, Inc.(a)                                                                      59
     38,965   Sabre Corp.                                                                              960
     45,060   Square, Inc., "A"(a)                                                                   2,777
      3,340   StarTek, Inc.(a)                                                                          21
      9,568   Steel Connect, Inc.(a)                                                                    21
      5,667   Syntel, Inc.(a)                                                                          182
     19,914   Travelport Worldwide Ltd.                                                                369
      2,549   TTEC Holdings, Inc.                                                                       88
      6,351   WEX, Inc.(a)                                                                           1,210
     46,793   Worldpay, Inc., "A"(a)                                                                 3,827
                                                                                                  --------
                                                                                                    18,473
                                                                                                  --------
ELECTRONIC COMPONENTS (0.4%)
      1,429   Akoustis Technologies, Inc.(a)                                                            11
      6,239   AVX Corp.                                                                                 98
      2,157   Bel Fuse, Inc., "B"                                                                       45
      9,356   Dolby Laboratories, Inc., "A"                                                            577
      8,248   II-VI, Inc.(a)                                                                           358

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38  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     15,810   Knowles Corp.(a)                                                                    $    242
      3,813   Littelfuse, Inc.                                                                         870
      2,685   Rogers Corp.(a)                                                                          299
     20,274   Vishay Intertechnology, Inc.                                                             470
                                                                                                  --------
                                                                                                     2,970
                                                                                                  --------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
      6,764   Applied DNA Sciences, Inc.(a)                                                              9
      4,645   Badger Meter, Inc.                                                                       208
     27,068   Cognex Corp.                                                                           1,207
      3,889   Coherent, Inc.(a)                                                                        608
      3,575   Control4 Corp.(a)                                                                         87
      6,043   Daktronics, Inc.                                                                          51
      5,070   Electro Scientific Industries, Inc.(a)                                                    80
      2,690   FARO Technologies, Inc.(a)                                                               146
     27,916   Fitbit, Inc., "A"(a)                                                                     182
      3,541   ID Systems, Inc.(a)                                                                       22
      3,365   Identiv, Inc.(a)                                                                          13
      4,248   Iteris, Inc.(a)                                                                           21
      5,094   Itron, Inc.(a)                                                                           306
     28,772   Keysight Technologies, Inc.(a)                                                         1,698
      6,052   LightPath Technologies, Inc., "A"(a)                                                      14
      8,678   LRAD Corp.(a)                                                                             23
        562   Mesa Laboratories, Inc.                                                                  119
     10,983   MicroVision, Inc.(a)                                                                      12
      2,593   MTS Systems Corp.                                                                        136
      2,478   Napco Security Technologies, Inc.(a)                                                      36
     16,838   National Instruments Corp.                                                               707
      1,369   nLight, Inc.(a)                                                                           45
      5,098   Novanta, Inc.(a)                                                                         318
      2,791   OSI Systems, Inc.(a)                                                                     216
      3,332   PAR Technology Corp.(a)                                                                   59
      5,552   Research Frontiers, Inc.(a)                                                                5
     38,641   Trimble, Inc.(a)                                                                       1,269
     17,417   VeriFone Systems, Inc.(a)                                                                397
      2,569   Vishay Precision Group, Inc.(a)                                                           98
      8,305   Zebra Technologies Corp., "A"(a)                                                       1,190
                                                                                                  --------
                                                                                                     9,282
                                                                                                  --------
ELECTRONIC MANUFACTURING SERVICES (0.4%)
      7,614   Benchmark Electronics, Inc.                                                              222
      5,283   CTS Corp.                                                                                190
      6,297   eMagin Corp.(a)                                                                           11
      6,340   Fabrinet(a)                                                                              234
     27,147   Jabil, Inc.                                                                              751
      7,636   KEMET Corp.(a)                                                                           185
      5,162   Kimball Electronics, Inc.(a)                                                              95
      5,619   Maxwell Technologies, Inc.(a),(b)                                                         29
      5,654   Methode Electronics, Inc.                                                                228
     12,904   Neonode, Inc.(a)                                                                           5
      3,206   Park Electrochemical Corp.                                                                74
      5,087   Plexus Corp.(a)                                                                          303
     11,339   Sanmina Corp.(a)                                                                         332
     13,962   TTM Technologies, Inc.(a)                                                                246
                                                                                                  --------
                                                                                                     2,905
                                                                                                  --------
FINANCIAL EXCHANGES & DATA (0.1%)
      6,080   FactSet Research Systems, Inc.                                                         1,204
                                                                                                  --------
HOME ENTERTAINMENT SOFTWARE (0.1%)
      3,678   Rosetta Stone, Inc.(a)                                                                    59
    126,814   Zynga, Inc., "A"(a)                                                                      516
                                                                                                  --------
                                                                                                       575
                                                                                                  --------
INTERNET SOFTWARE & SERVICES (2.8%)
      8,757   2U, Inc.(a)                                                                              732
      3,603   Alarm.com Holdings, Inc.(a)                                                              146
      3,544   Alteryx, Inc., "A"(a)                                                                    135
      4,539   Amber Road, Inc.(a)                                                                       43
      8,054   ANGI Homeservices, Inc., "A"(a)                                                          124
      1,791   Appfolio, Inc., "A"(a)                                                                   110
      5,621   Apptio, Inc., "A"(a)                                                                     204
      2,014   AutoWeb, Inc.(a)                                                                           9
      1,147   Bandwidth, Inc., "A"(a)                                                                   44

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                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      3,803   Benefitfocus, Inc.(a)                                                               $    128
      6,758   Blucora, Inc.(a)                                                                         250
     20,851   Box, Inc., "A"(a)                                                                        521
      5,883   Brightcove, Inc.(a)                                                                       57
      3,394   Carbonite, Inc.(a)                                                                       119
      1,738   Care.com, Inc.(a),(f)                                                                     36
      1,300   Cargurus, Inc.(a)                                                                         45
     11,105   Cars.com, Inc.(a)                                                                        315
      4,783   ChannelAdvisor Corp.(a)                                                                   67
      7,365   Cision Ltd.(a)                                                                           110
     11,972   Cloudera, Inc.(a),(f)                                                                    163
      7,793   Cornerstone OnDemand, Inc.(a)                                                            370
      4,657   Coupa Software, Inc.(a)                                                                  290
      2,985   Determine, Inc.(a)                                                                         4
      8,680   DHI Group, Inc.(a)                                                                        20
      3,001   DocuSign, Inc.(a),(b)                                                                    159
      7,757   Dropbox, Inc., "A"(a)                                                                    252
      3,549   eGain Corp.(a)                                                                            54
     12,628   Endurance International Group Holdings, Inc.(a)                                          126
      7,421   Envestnet, Inc.(a)                                                                       408
     17,454   Etsy, Inc.(a)                                                                            736
         65   EverQuote, Inc., "A"(a)                                                                    1
      8,034   Five9, Inc.(a)                                                                           278
     24,462   GoDaddy, Inc., "A"(a)                                                                  1,727
      8,869   Gogo, Inc.(a),(b)                                                                         43
     14,006   GrubHub, Inc.(a)                                                                       1,469
      5,160   GTT Communications, Inc.(a),(b)                                                          232
     10,779   Hortonworks, Inc.(a)                                                                     196
     12,036   IAC/Interactivecorp(a)                                                                 1,835
      4,379   Instructure, Inc.(a)                                                                     186
      2,303   Internap Corp.(a)                                                                         24
     12,564   iPass, Inc.(a)                                                                             4
      7,542   j2 Global, Inc.                                                                          653
      4,096   Leaf Group Ltd.(a)                                                                        44
     18,696   Limelight Networks, Inc.(a)                                                               84
      4,477   Liquidity Services, Inc.(a)                                                               29
      8,346   LivePerson, Inc.(a)                                                                      176
      8,216   LogMeIn, Inc.                                                                            848
      5,246   Marchex, Inc., "B"                                                                        16
     10,225   Match Group, Inc.(a),(b)                                                                 396
     13,832   Meet Group, Inc.(a)                                                                       62
      4,662   MINDBODY, Inc., "A"(a)                                                                   180
      3,605   MongoDB, Inc.(a)                                                                         179
      6,653   New Relic, Inc.(a)                                                                       669
      9,602   NIC, Inc.                                                                                149
     10,509   Nutanix, Inc., "A"(a)                                                                    542
     12,075   Okta, Inc.(a)                                                                            608
     37,583   Pandora Media, Inc.(a)                                                                   296
      5,319   Q2 Holdings, Inc.(a)                                                                     303
      7,427   QuinStreet, Inc.(a)                                                                       94
      2,149   Qumu Corp.(a)                                                                              5
     11,904   Quotient Technology, Inc.(a)                                                             156
      1,837   Reis, Inc.                                                                                40
      4,264   Remark Holdings, Inc.(a)                                                                  17
      1,170   SendGrid, Inc.(a)                                                                         31
      2,987   Shutterstock, Inc.(a)                                                                    142
      2,618   SPS Commerce, Inc.(a)                                                                    192
      2,679   Stamps.com, Inc.(a)                                                                      678
      5,782   Support.com, Inc.(a)                                                                      17
      2,802   TechTarget, Inc.(a)                                                                       80
      3,552   Trade Desk, Inc., "A"(a)                                                                 333
      2,100   Travelzoo(a)                                                                              36
     11,249   TrueCar, Inc.(a),(f)                                                                     114
     10,986   Twilio, Inc., "A"(a)                                                                     615
      8,012   Web.com Group, Inc.(a)                                                                   207
      4,167   XO Group, Inc.(a)                                                                        133
     11,606   Yelp, Inc.(a)                                                                            455
     11,509   Yext, Inc.(a)                                                                            223
      7,314   Zillow Group, Inc., "A"(a)                                                               437
     17,671   Zillow Group, Inc., "C"(a)                                                             1,044
                                                                                                  --------
                                                                                                    22,055
                                                                                                  --------
IT CONSULTING & OTHER SERVICES (0.9%)
     11,802   Acxiom Corp.(a)                                                                          353
     22,634   Booz Allen Hamilton Holding Corp.                                                        990
      3,899   CACI International, Inc., "A"(a)                                                         657
        245   Computer Task Group, Inc.(a)                                                               2
      6,273   ConvergeOne Holdings, Inc.                                                                59
      7,974   EPAM Systems, Inc.(a)                                                                    991
      4,211   Hackett Group, Inc.                                                                       68

================================================================================

40  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     22,407   Leidos Holdings, Inc.                                                               $  1,322
      3,813   ManTech International Corp., "A"                                                         204
      5,910   Perficient, Inc.(a)                                                                      156
     22,151   Perspecta, Inc.                                                                          455
      4,111   PFSweb, Inc.(a)                                                                           40
      5,328   Presidio, Inc.(a)                                                                         70
      6,692   Science Applications International Corp.                                                 542
     10,518   ServiceSource International, Inc.(a)                                                      41
      5,146   Switch, Inc., "A"                                                                         63
     19,206   Teradata Corp.(a)                                                                        771
      7,423   Unisys Corp.(a)                                                                           96
      4,107   Virtusa Corp.(a)                                                                         200
                                                                                                  --------
                                                                                                     7,080
                                                                                                  --------
SEMICONDUCTOR EQUIPMENT (0.8%)
      6,210   Advanced Energy Industries, Inc.(a)                                                      361
     18,642   Amkor Technology, Inc.(a)                                                                160
      2,148   Amtech Systems, Inc.(a)                                                                   13
      4,811   Axcelis Technologies, Inc.(a)                                                             95
      6,341   AXT, Inc.(a)                                                                              45
     10,683   Brooks Automation, Inc.                                                                  349
      4,023   Cabot Microelectronics Corp.                                                             433
      4,081   Cohu, Inc.                                                                               100
      1,663   CyberOptics Corp.(a)                                                                      29
     21,468   Entegris, Inc.                                                                           728
     11,782   FormFactor, Inc.(a)                                                                      157
      2,560   Ichor Holdings Ltd.(a)                                                                    54
     10,388   Kulicke & Soffa Industries, Inc.                                                         247
      8,485   MKS Instruments, Inc.                                                                    812
      4,363   Nanometrics, Inc.(a)                                                                     155
      4,645   PDF Solutions, Inc.(a)                                                                    56
     10,897   Photronics, Inc.(a)                                                                       87
        529   Rubicon Technology, Inc.(a)                                                                4
      5,365   Rudolph Technologies, Inc.(a)                                                            159
      6,341   SolarEdge Technologies, Inc.(a)                                                          303
     30,363   Teradyne, Inc.                                                                         1,156
      5,086   Ultra Clean Holdings, Inc.(a)                                                             84
      8,156   Veeco Instruments, Inc.(a)                                                               116
     17,213   Versum Materials, Inc.                                                                   639
      9,468   Xcerra Corp.(a)                                                                          132
      7,141   Xperi Corp.                                                                              115
                                                                                                  --------
                                                                                                     6,589
                                                                                                  --------
SEMICONDUCTORS (1.8%)
      2,913   Alpha & Omega Semiconductor Ltd.(a)                                                       41
     10,919   Cavium, Inc.(a)                                                                          944
      3,467   CEVA, Inc.(a)                                                                            105
      9,552   Cirrus Logic, Inc.(a)                                                                    366
     16,134   Cree, Inc.(a)                                                                            671
     54,719   Cypress Semiconductor Corp.                                                              852
      5,690   Diodes, Inc.(a)                                                                          196
      4,564   DSP Group, Inc.(a)                                                                        57
     12,518   First Solar, Inc.(a)                                                                     659
      4,254   GSI Technology, Inc.(a)                                                                   32
      2,838   Impinj, Inc.(a)                                                                           63
      6,551   Inphi Corp.(a)                                                                           214
     20,498   Integrated Device Technology, Inc.(a)                                                    653
     11,813   Kopin Corp.(a)                                                                            34
     19,222   Lattice Semiconductor Corp.(a)                                                           126
      6,324   MACOM Technology Solutions Holdings, Inc.(a)                                             146
     68,235   Marvell Technology Group Ltd.                                                          1,463
     43,248   Maxim Integrated Products, Inc.                                                        2,537
      9,324   MaxLinear, Inc.(a)                                                                       145
      5,914   Monolithic Power Systems, Inc.                                                           790
      1,465   MoSys, Inc.(a)                                                                             3
      4,903   NeoPhotonics Corp.(a),(b)                                                                 31
        974   NVE Corp.                                                                                119
     66,007   ON Semiconductor Corp.(a)                                                              1,468
      5,286   Pixelworks, Inc.(a)                                                                       19
      4,924   Power Integrations, Inc.                                                                 360

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      9,826   Quicklogic Corp.(a)                                                                 $     11
     16,362   Rambus, Inc.(a)                                                                          205
     10,811   Semtech Corp.(a)                                                                         509
      6,054   Sigma Designs, Inc.(a)                                                                    37
      6,872   Silicon Laboratories, Inc.(a)                                                            684
        785   SMART Global Holdings, Inc.(a)                                                            25
      9,200   SunPower Corp.(a),(b)                                                                     71
      5,229   Synaptics, Inc.(a)                                                                       263
      6,605   Universal Display Corp.                                                                  568
                                                                                                  --------
                                                                                                    14,467
                                                                                                  --------
SYSTEMS SOFTWARE (2.0%)
      6,913   A10 Networks, Inc.(a)                                                                     43
      1,834   Appian Corp.(a)                                                                           66
      1,934   Carbon Black, Inc.(a)                                                                     50
      6,399   Commvault Systems, Inc.(a)                                                               421
     30,960   Dell Technologies, Inc., "V"(a)                                                        2,619
     29,722   FireEye, Inc.(a)                                                                         457
      3,900   ForeScout Technologies, Inc.(a)                                                          134
     22,598   Fortinet, Inc.(a)                                                                      1,411
      5,073   Imperva, Inc.(a)                                                                         245
      4,683   OneSpan, Inc.(a)                                                                          92
      7,313   Progress Software Corp.                                                                  284
      7,773   Proofpoint, Inc.(a)                                                                      896
      4,934   Qualys, Inc.(a)                                                                          416
      6,794   Rapid7, Inc.(a)                                                                          192
      6,574   Rubicon Project, Inc.(a)                                                                  19
      7,550   SailPoint Technologies Holding, Inc.(a)                                                  185
     27,439   ServiceNow, Inc.(a)                                                                    4,732
     10,506   Tableau Software, Inc., "A"(a)                                                         1,027
     18,079   TiVo Corp.                                                                               243
      3,341   Varonis Systems, Inc.(a)                                                                 249
     11,008   Vmware, Inc., "A"(a)                                                                   1,618
      1,974   Zscaler, Inc.(a),(b)                                                                      71
      1,543   Zuora, Inc., "A"(a)                                                                       42
                                                                                                  --------
                                                                                                    15,512
                                                                                                  --------
TECHNOLOGY DISTRIBUTORS (0.7%)
      4,284   Anixter International, Inc.(a)                                                           271
     13,714   Arrow Electronics, Inc.(a)                                                             1,032
     18,437   Avnet, Inc.                                                                              791
     23,398   CDW Corp.                                                                              1,890
      2,204   ePlus, Inc.(a)                                                                           207
      5,507   Insight Enterprises, Inc.(a)                                                             270
      1,900   PC Connection, Inc.                                                                       63
      1,516   PCM, Inc.(a)                                                                              23
      3,608   ScanSource, Inc.(a)                                                                      146
      4,401   SYNNEX Corp.                                                                             425
      1,844   Systemax, Inc.                                                                            63
      5,204   Tech Data Corp.(a)                                                                       427
                                                                                                  --------
                                                                                                     5,608
                                                                                                  --------
TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     17,506   3D Systems Corp.(a),(b)                                                                  242
      5,767   Avid Technology, Inc.(a)                                                                  30
      6,048   Cray, Inc.(a)                                                                            149
     12,634   Diebold Nixdorf, Inc.                                                                    151
      6,100   Eastman Kodak Co.(a)                                                                      23
      7,109   Electronics For Imaging, Inc.(a)                                                         231
      5,072   Immersion Corp.(a)                                                                        78
      5,485   Intevac, Inc.(a)                                                                          27
     18,598   NCR Corp.(a)                                                                             558
     17,291   Pure Storage, Inc., "A"(a),(f)                                                           413
      5,670   Quantum Corp.(a)                                                                          12
      6,046   Super Micro Computer, Inc.(a)                                                            143
      2,692   TransAct Technologies, Inc.                                                               34
      7,417   USA Technologies, Inc.(a)                                                                104
                                                                                                  --------
                                                                                                     2,195
                                                                                                  --------
              Total Information Technology                                                         148,461
                                                                                                  --------
MATERIALS (5.1%)
----------------
ALUMINUM (0.2%)
     27,165   Alcoa Corp.(a)                                                                         1,274
      7,937   Century Aluminum Co.(a)                                                                  125
      2,778   Kaiser Aluminum Corp.                                                                    289
                                                                                                  --------
                                                                                                     1,688
                                                                                                  --------

================================================================================

42  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS (0.5%)
      4,587   AdvanSix, Inc.(a)                                                                   $    168
      9,923   Cabot Corp.                                                                              613
      1,620   Hawkins, Inc.                                                                             57
      3,456   Koppers Holdings, Inc.(a)                                                                133
      3,366   Kronos Worldwide, Inc.                                                                    76
      1,700   Loop Industries, Inc.(a)                                                                  19
     25,949   Olin Corp.                                                                               745
      4,189   Trecora Resources(a)                                                                      62
      3,711   Tredegar Corp.                                                                            87
      7,002   Trinseo S.A.                                                                             497
     13,331   Tronox Ltd., "A"                                                                         262
     31,346   Valvoline, Inc.                                                                          676
      5,649   Westlake Chemical Corp.                                                                  608
                                                                                                  --------
                                                                                                     4,003
                                                                                                  --------
CONSTRUCTION MATERIALS (0.2%)
      7,609   Eagle Materials, Inc.                                                                    799
      2,885   Forterra, Inc.(a)                                                                         28
     17,224   Summit Materials, Inc., "A"(a)                                                           452
      2,627   U.S. Concrete, Inc.(a),(b)                                                               138
        311   United States Lime & Minerals, Inc.                                                       26
                                                                                                  --------
                                                                                                     1,443
                                                                                                  --------
DIVERSIFIED CHEMICALS (0.3%)
     27,232   Chemours Co.                                                                           1,208
     32,571   Huntsman Corp.                                                                           951
      2,939   LSB Industries, Inc.(a)                                                                   16
                                                                                                  --------
                                                                                                     2,175
                                                                                                  --------
DIVERSIFIED METALS & MINING (0.1%)
      5,446   Compass Minerals International, Inc.                                                     358
     21,436   General Moly, Inc.(a)                                                                      9
      3,097   Materion Corp.                                                                           168
     15,315   Solitario Zinc Corp.(a)                                                                    6
         74   U.S. Gold Corp.(a)                                                                         -
                                                                                                  --------
                                                                                                       541
                                                                                                  --------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      3,270   AgroFresh Solutions, Inc.(a)                                                              23
      3,882   American Vanguard Corp.                                                                   89
     18,112   Intrepid Potash, Inc.(a)                                                                  74
      6,384   Scotts Miracle-Gro Co.                                                                   531
                                                                                                  --------
                                                                                                       717
                                                                                                  --------
FOREST PRODUCTS (0.1%)
      5,862   Boise Cascade Co.                                                                        262
     22,936   Louisiana-Pacific Corp.                                                                  624
                                                                                                  --------
                                                                                                       886
                                                                                                  --------
GOLD (0.1%)
      8,706   Gold Resource Corp.                                                                       57
     36,703   McEwen Mining, Inc.(a)                                                                    76
      5,475   Pershing Gold Corp.(a)                                                                    10
     10,083   Royal Gold, Inc.                                                                         936
                                                                                                  --------
                                                                                                     1,079
                                                                                                  --------
INDUSTRIAL GASES (0.0%)
         22   MagneGas Corp.(a)                                                                          -
                                                                                                  --------
METAL & GLASS CONTAINERS (0.5%)
      9,688   AptarGroup, Inc.                                                                         905
     20,191   Berry Global Group, Inc.(a)                                                              927
     21,282   Crown Holdings, Inc.(a)                                                                  953
      4,371   Greif, Inc., "A"                                                                         231
      1,017   Greif, Inc., "B"                                                                          59
      3,762   Myers Industries, Inc.                                                                    72
     25,629   Owens-Illinois, Inc.(a)                                                                  431
     12,070   Silgan Holdings, Inc.                                                                    324
                                                                                                  --------
                                                                                                     3,902
                                                                                                  --------
PAPER PACKAGING (0.3%)
     14,048   Bemis Co., Inc.                                                                          593
     49,694   Graphic Packaging Holding Co.                                                            721
     15,359   Sonoco Products Co.                                                                      806
      1,471   UFP Technologies, Inc.(a)                                                                 46
                                                                                                  --------
                                                                                                     2,166
                                                                                                  --------
PAPER PRODUCTS (0.2%)
      2,534   Clearwater Paper Corp.(a)                                                                 58
      9,442   Domtar Corp.                                                                             451
     13,378   KapStone Paper and Packaging Corp.                                                       462
      6,229   Mercer International, Inc.                                                               109
      2,503   Neenah, Inc.                                                                             212

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                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      6,319   PH Glatfelter Co.                                                                   $    124
     12,838   Resolute Forest Products, Inc.(a)                                                        133
      4,407   Schweitzer-Mauduit International, Inc.                                                   193
      5,490   Verso Corp., "A"(a)                                                                      119
                                                                                                  --------
                                                                                                     1,861
                                                                                                  --------
PRECIOUS METALS & MINERALS (0.0%)
      9,302   Golden Minerals Co.(a)                                                                     3
                                                                                                  --------
SILVER (0.1%)
     28,493   Coeur Mining, Inc.(a)                                                                    216
     61,702   Hecla Mining Co.                                                                         215
                                                                                                  --------
                                                                                                       431
                                                                                                  --------
SPECIALTY CHEMICALS (1.6%)
      4,402   A Schulman, Inc.                                                                         196
      2,935   Advanced Emissions Solutions, Inc.                                                        33
      9,543   Ashland Global Holdings, Inc.                                                            746
     34,158   Axalta Coating Systems Ltd.(a)                                                         1,035
      4,848   Balchem Corp.                                                                            476
     21,187   Celanese Corp., "A"                                                                    2,353
      1,295   Chase Corp.                                                                              152
     13,135   Ferro Corp.(a)                                                                           274
      8,081   Flotek Industries, Inc.(a)                                                                26
      3,639   FutureFuel Corp.                                                                          51
     10,983   GCP Applied Technologies, Inc.(a)                                                        318
      7,981   HB Fuller Co.                                                                            428
      6,519   Ingevity Corp.(a)                                                                        527
      3,017   Innophos Holdings, Inc.                                                                  144
      3,555   Innospec, Inc.                                                                           272
      1,984   KMG Chemicals, Inc.                                                                      146
      4,717   Kraton Corp.(a)                                                                          218
      5,478   Minerals Technologies, Inc.                                                              413
      1,458   NewMarket Corp.                                                                          590
      6,506   OMNOVA Solutions, Inc.(a)                                                                 68
     34,204   Platform Specialty Products Corp.(a)                                                     397
     12,483   PolyOne Corp.                                                                            540
      3,954   PQ Group Holdings, Inc.(a)                                                                71
      2,000   Quaker Chemical Corp.                                                                    310
      7,822   Rayonier Advanced Materials, Inc.                                                        134
     20,752   RPM International, Inc.                                                                1,210
      7,801   Senomyx, Inc.(a)                                                                           9
      6,656   Sensient Technologies Corp.                                                              476
      2,878   Stepan Co.                                                                               224
      6,929   Valhi, Inc.                                                                               33
      7,386   Venator Materials plc(a)                                                                 121
     10,750   WR Grace & Co.                                                                           788
                                                                                                  --------
                                                                                                    12,779
                                                                                                  --------
STEEL (0.8%)
     48,143   AK Steel Holding Corp.(a),(b)                                                            209
     19,439   Allegheny Technologies, Inc.(a)                                                          488
      1,955   Ampco-Pittsburgh Corp.(a)                                                                 20
      7,069   Carpenter Technology Corp.                                                               372
     45,149   Cleveland-Cliffs, Inc.(a)                                                                381
     17,547   Commercial Metals Co.                                                                    370
      2,787   Friedman Industries, Inc.                                                                 23
      2,039   Haynes International, Inc.                                                                75
      1,597   Olympic Steel, Inc.                                                                       33
     11,267   Reliance Steel & Aluminum Co.                                                            986
      2,400   Ryerson Holding Corp.(a)                                                                  27
      4,015   Schnitzer Steel Industries, Inc., "A"                                                    135
     36,801   Steel Dynamics, Inc.                                                                   1,691
      9,743   SunCoke Energy, Inc.(a)                                                                  131
      2,147   Synalloy Corp.                                                                            43
      5,808   TimkenSteel Corp.(a)                                                                      95
     27,323   United States Steel Corp.                                                                949
      1,302   Universal Stainless & Alloy Products, Inc.(a)                                             31
      6,981   Warrior Met Coal, Inc.                                                                   192
      6,911   Worthington Industries, Inc.                                                             290
                                                                                                  --------
                                                                                                     6,541
                                                                                                  --------
              Total Materials                                                                       40,215
                                                                                                  --------

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44  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
REAL ESTATE (6.5%)
------------------
CONSTRUCTION & ENGINEERING (0.0%)
      4,800   Willscot Corp.(a),(b)                                                               $     71
                                                                                                  --------
DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      1,011   Consolidated-Tomoka Land Co.                                                              62
      1,340   RMR Group, Inc., "A"                                                                     105
     10,898   St Joe Co.(a)                                                                            196
      3,190   Tejon Ranch Co.(a)                                                                        77
                                                                                                  --------
                                                                                                       440
                                                                                                  --------
REAL ESTATE DEVELOPMENT (0.1%)
      1,509   Forestar Group, Inc.(a)                                                                   31
      6,183   Howard Hughes Corp.(a)                                                                   819
      2,281   Maui Land & Pineapple Co., Inc.(a)                                                        26
        511   Stratus Properties, Inc.(a)                                                               16
                                                                                                  --------
                                                                                                       892
                                                                                                  --------
REAL ESTATE OPERATING COMPANIES (0.1%)
      1,631   American Realty Investors, Inc.(a)                                                        26
      1,209   FRP Holdings, Inc.(a)                                                                     78
      1,073   Griffin Industrial Realty, Inc.                                                           47
     20,399   Kennedy-Wilson Holdings, Inc.                                                            431
      1,486   Rafael Holdings, Inc., "B"(a)                                                             14
      1,093   Trinity Place Holdings, Inc.(a)                                                            7
                                                                                                  --------
                                                                                                       603
                                                                                                  --------
REAL ESTATE SERVICES (0.2%)
      1,818   Altisource Portfolio Solutions S.A.(a)                                                    53
      5,858   HFF, Inc., "A"                                                                           201
      2,728   Marcus & Millichap, Inc.(a)                                                              107
     18,900   Newmark Group, Inc., "A"                                                                 269
      2,929   RE/MAX Holdings, Inc.,"A"                                                                154
     21,092   Realogy Holdings Corp.(b)                                                                481
      1,360   Redfin Corp.(a),(b)                                                                       31
                                                                                                  --------
                                                                                                     1,296
                                                                                                  --------
REITs - DIVERSIFIED (1.0%)
     10,584   Alexander & Baldwin, Inc.                                                                249
      5,923   American Assets Trust, Inc.                                                              227
      7,680   Armada Hoffler Properties, Inc.                                                          114
     73,624   Colony Capital, Inc.                                                                     459
     19,567   Empire State Realty Trust, Inc., "A"                                                     335
     40,744   Forest City Realty Trust, Inc., "A"                                                      929
     11,847   Global Net Lease, Inc.                                                                   242
     11,959   iStar, Inc.(a)                                                                           129
     31,494   Lexington Realty Trust                                                                   275
     22,607   Liberty Property Trust                                                                 1,002
      2,978   One Liberty Properties, Inc.                                                              79
      9,802   Select Income REIT                                                                       220
     26,260   STORE Capital Corp.                                                                      720
    151,732   VEREIT, Inc.                                                                           1,129
     11,952   Washington Real Estate Investment Trust                                                  362
     16,708   WP Carey, Inc.                                                                         1,109
                                                                                                  --------
                                                                                                     7,580
                                                                                                  --------
REITs - HEALTH CARE (0.7%)
     12,118   CareTrust REIT, Inc.                                                                     202
      2,796   Community Healthcare Trust, Inc.                                                          84
      2,946   Global Medical REIT, Inc.                                                                 26
     31,565   Healthcare Trust of America, Inc., "A"                                                   851
      6,172   LTC Properties, Inc.                                                                     264
      4,425   MedEquities Realty Trust, Inc.                                                            49
     55,582   Medical Properties Trust, Inc.                                                           780
      6,241   National Health Investors, Inc.                                                          460
     14,071   New Senior Investment Group, Inc.                                                        107
     30,915   Omega Healthcare Investors, Inc.                                                         958
     27,835   Physicians Realty Trust                                                                  444
     14,098   Quality Care Properties, Inc.(a)                                                         303

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                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     38,277   Senior Housing Properties Trust                                                     $    692
      2,237   Universal Health Realty Income Trust                                                     143
                                                                                                  --------
                                                                                                     5,363
                                                                                                  --------
REITs - HOTEL & RESORT (0.6%)
     34,977   Apple Hospitality REIT, Inc.                                                             625
      5,078   Braemar Hotels & Resorts, Inc.                                                            58
      8,980   Chesapeake Lodging Trust                                                                 284
        151   Condor Hospitality Trust, Inc.                                                             2
      6,237   CorePoint Lodging, Inc.(a)                                                               161
      6,587   Hersha Hospitality Trust                                                                 141
     17,826   LaSalle Hotel Properties                                                                 610
     31,428   Park Hotels & Resorts, Inc.                                                              963
     27,386   RLJ Lodging Trust                                                                        604
      8,226   Ryman Hospitality Properties, Inc.                                                       684
     17,434   Xenia Hotels & Resorts, Inc.                                                             425
                                                                                                  --------
                                                                                                     4,557
                                                                                                  --------
REITs - INDUSTRIAL (0.5%)
      6,500   Americold Realty Trust                                                                   143
     14,945   DCT Industrial Trust, Inc.                                                               997
      5,483   EastGroup Properties, Inc.                                                               524
     24,671   Gramercy Property Trust                                                                  674
      2,700   Industrial Logistics Properties Trust                                                     61
        840   Innovative Industrial Properties, Inc.                                                    31
     12,241   Monmouth Real Estate Investment Corp.                                                    202
     12,939   Rexford Industrial Realty, Inc.                                                          406
     14,917   STAG Industrial, Inc.                                                                    406
      8,380   Terreno Realty Corp.                                                                     316
                                                                                                  --------
                                                                                                     3,760
                                                                                                  --------
REITs - OFFICE (0.8%)
     29,179   Brandywine Realty Trust                                                                  493
      2,998   CIM Commercial Trust Corp.                                                                45
      5,013   City Office REIT, Inc.                                                                    64
     18,064   Columbia Property Trust, Inc.                                                            410
     65,203   Cousins Properties, Inc.                                                                 632
     24,612   Douglas Emmett, Inc.                                                                     989
      7,189   Easterly Government Properties, Inc.                                                     142
     23,986   Hudson Pacific Properties, Inc.                                                          850
     14,163   JBG SMITH Properties                                                                     516
     15,188   Kilroy Realty Corp.                                                                    1,149
      9,768   NorthStar Realty Europe Corp.                                                            142
     33,090   Paramount Group, Inc.                                                                    510
     19,792   Piedmont Office Realty Trust, Inc., "A"                                                  394
      7,404   Tier REIT, Inc.                                                                          176
                                                                                                  --------
                                                                                                     6,512
                                                                                                  --------
REITs - RESIDENTIAL (0.6%)
     21,380   American Campus Communities, Inc.                                                        917
     39,598   American Homes 4 Rent, "A"                                                               878
      4,733   Bluerock Residential Growth REIT, Inc.                                                    42
      3,601   BRT Apartments Corp.                                                                      46
      9,073   Front Yard Residential Corp.                                                              95
     13,622   Independence Realty Trust, Inc.                                                          140
     19,805   Investors Real Estate Trust                                                              110
     43,675   Invitation Homes, Inc.                                                                 1,007
      3,248   NexPoint Residential Trust, Inc.                                                          92
      6,566   Preferred Apartment Communities, Inc., "A"                                               112
     12,741   Sun Communities, Inc.                                                                  1,247
      5,693   UMH Properties, Inc.                                                                      87
                                                                                                  --------
                                                                                                     4,773
                                                                                                  --------
REITs - RETAIL (0.8%)
     12,259   Acadia Realty Trust                                                                      336
      4,964   Agree Realty Corp.                                                                       262

================================================================================

46  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
        553   Alexander's, Inc.                                                                   $    212
     47,285   Brixmor Property Group, Inc.                                                             824
     12,109   Cedar Realty Trust, Inc.                                                                  57
     24,346   DDR Corp.                                                                                436
      4,438   Getty Realty Corp.                                                                       125
     12,411   Kite Realty Group Trust                                                                  212
     24,079   National Retail Properties, Inc.                                                       1,058
     10,348   Pennsylvania Real Estate Investment Trust                                                114
     18,131   Retail Opportunity Investments Corp.                                                     347
     36,165   Retail Properties of America, Inc., "A"                                                  462
      1,841   Saul Centers, Inc.                                                                        99
      4,194   Seritage Growth Properties, "A"(b)                                                       178
      6,802   Spirit MTA REIT(a)                                                                        70
     68,029   SPIRIT REALTY CAPITAL, INC.                                                              546
     15,710   Urban Edge Properties                                                                    359
      4,981   Urstadt Biddle Properties, Inc., "A"                                                     113
     30,002   Washington Prime Group, Inc.                                                             243
     18,323   Weingarten Realty Investors                                                              565
      7,047   Whitestone REIT                                                                           88
                                                                                                  --------
                                                                                                     6,706
                                                                                                  --------
REITs - SPECIALIZED (1.1%)
      7,387   CatchMark Timber Trust, INC., "A"                                                         94
     17,915   CoreCivic, Inc.                                                                          428
      2,295   CorEnergy Infrastructure Trust, Inc.                                                      86
      5,210   CoreSite Realty Corp.                                                                    577
     28,024   CubeSmart                                                                                903
     15,854   CyrusOne, Inc.                                                                           925
      5,867   Farmland Partners, Inc.                                                                   52
     10,488   Four Corners Property Trust, Inc.                                                        258
     31,105   Gaming and Leisure Properties, Inc.                                                    1,114
     20,145   GEO Group, Inc.                                                                          555
      1,785   Gladstone Land Corp.                                                                      23
      6,218   InfraREIT, Inc.                                                                          138
      1,863   Jernigan Capital, Inc.                                                                    35
     12,881   Lamar Advertising Co., "A"                                                               880
      7,129   Life Storage, Inc.                                                                       694
      8,526   National Storage Affiliates Trust                                                        263
     22,277   Outfront Media, Inc.                                                                     433
      9,422   PotlatchDeltic Corp.                                                                     479
      7,599   QTS Realty Trust, Inc., "A"                                                              300
      1,418   Safety, Income & Growth, Inc.                                                             27
     26,939   Uniti Group, Inc.                                                                        540
      9,860   VICI Properties, Inc.                                                                    203
                                                                                                  --------
                                                                                                     9,007
                                                                                                  --------
              Total Real Estate                                                                     51,560
                                                                                                  --------
TELECOMMUNICATION SERVICES (0.9%)
---------------------------------
ALTERNATIVE CARRIERS (0.3%)
      6,834   Cogent Communications Holdings, Inc.                                                     365
     62,873   Globalstar, Inc.(a)                                                                       31
     12,372   Iridium Communications, Inc.(a)                                                          199
     12,823   ORBCOMM, Inc.(a)                                                                         129
      1,832   pdvWireless, Inc.(a)                                                                      46
     33,009   Vonage Holdings Corp.(a)                                                                 425
     29,599   Zayo Group Holdings, Inc.(a)                                                           1,080
                                                                                                  --------
                                                                                                     2,275
                                                                                                  --------
INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      1,577   ATN International, Inc.                                                                   83
      6,259   Cincinnati Bell, Inc.(a)                                                                  98
      9,996   Consolidated Communications Holdings, Inc.                                               124
     12,098   Frontier Communications Corp.(b)                                                          65
      2,127   Hawaiian Telcom Holdco, Inc.(a)                                                           62
      2,972   IDT Corp., "B"(a)                                                                         17

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                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      2,194   Ooma, Inc.(a)                                                                       $     31
      5,747   Windstream Holdings, Inc.(a)                                                              30
                                                                                                  --------
                                                                                                       510
                                                                                                  --------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      6,907   Boingo Wireless, Inc.(a)                                                                 156
     14,857   NII Holdings, Inc.(a)                                                                     58
      7,479   Shenandoah Telecommunications Co.                                                        245
      3,740   Spok Holdings, Inc.                                                                       56
    104,044   Sprint Corp.(a)                                                                          566
     15,218   Telephone & Data Systems, Inc.                                                           417
     45,867   T-Mobile US, Inc.(a)                                                                   2,741
      1,710   United States Cellular Corp.(a)                                                           63
                                                                                                  --------
                                                                                                     4,302
                                                                                                  --------
              Total Telecommunication Services                                                       7,087
                                                                                                  --------
UTILITIES (2.7%)
----------------
ELECTRIC UTILITIES (0.7%)
      8,202   ALLETE, Inc.                                                                             635
      8,369   Avangrid, Inc.                                                                           443
      6,588   El Paso Electric Co.                                                                     389
      3,673   Genie Energy Ltd., "B"                                                                    18
     17,112   Hawaiian Electric Industries, Inc.                                                       587
      7,629   IDACORP, Inc.                                                                            704
      5,537   MGE Energy, Inc.                                                                         349
     31,439   OGE Energy Corp.                                                                       1,107
      5,878   Otter Tail Corp.                                                                         280
     11,944   PNM Resources, Inc.                                                                      465
     13,614   Portland General Electric Co.                                                            582
      2,263   Spark Energy, Inc., "A"                                                                   22
                                                                                                  --------
                                                                                                     5,581
                                                                                                  --------
GAS UTILITIES (1.0%)
     17,116   Atmos Energy Corp.                                                                     1,543
      2,612   Chesapeake Utilities Corp.                                                               209
     13,759   National Fuel Gas Co.                                                                    729
     13,782   New Jersey Resources Corp.                                                               617
      4,404   Northwest Natural Gas Co.                                                                281
      8,429   ONE Gas, Inc.                                                                            630
      1,321   RGC Resources, Inc.                                                                       38
     14,021   South Jersey Industries, Inc.                                                            469
      7,584   Southwest Gas Holdings, Inc.                                                             578
      8,176   Spire, Inc.                                                                              578
     26,803   UGI Corp.                                                                              1,396
      8,060   WGL Holdings, Inc.                                                                       715
                                                                                                  --------
                                                                                                     7,783
                                                                                                  --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
      6,065   NRG Yield, Inc., "A"                                                                     103
      9,117   NRG Yield, Inc., "C"                                                                     157
     57,684   Vistra Energy Corp.(a)                                                                 1,365
                                                                                                  --------
                                                                                                     1,625
                                                                                                  --------
MULTI-UTILITIES (0.4%)
     10,331   Avista Corp.                                                                             544
      8,064   Black Hills Corp.                                                                        494
     30,233   MDU Resources Group, Inc.                                                                867
      7,806   NorthWestern Corp.                                                                       447
      2,550   Unitil Corp.                                                                             130
     13,062   Vectren Corp.                                                                            933
                                                                                                  --------
                                                                                                     3,415
                                                                                                  --------
RENEWABLE ENERGY (0.1%)
      5,791   Ormat Technologies, Inc.                                                                 308
     13,384   Pattern Energy Group, Inc., "A"                                                          251
      7,031   TerraForm Power, Inc., "A"                                                                82
                                                                                                  --------
                                                                                                       641
                                                                                                  --------
WATER UTILITIES (0.3%)
      5,470   American States Water Co.                                                                313
     27,284   Aqua America, Inc.                                                                       960
      1,801   AquaVenture Holdings Ltd.(a)                                                              28
      1,250   Artesian Resources Corp., "A"                                                             48
      4,834   Cadiz, Inc.(a),(b)                                                                        63

================================================================================

48  | USAA EXTENDED MARKET INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     7,033    California Water Service Group                                                      $    274
     2,258    Connecticut Water Service, Inc.                                                          147
     2,592    Middlesex Water Co.                                                                      109
     2,322    SJW Group                                                                                154
     2,157    York Water Co.                                                                            69
                                                                                                  --------
                                                                                                     2,165
                                                                                                  --------
              Total Utilities                                                                       21,210
                                                                                                  --------
              Total Common Stocks (cost: $513,300)                                                 787,417
                                                                                                  --------

RIGHTS (0.0%)

HEALTH CARE (0.0%)
------------------
BIOTECHNOLOGY (0.0%)
       259    Cytori Therapeutics, Inc.(a),(c) (cost: $0)                                                -
                                                                                                  --------
              Total Equity Securities (cost: $513,300)                                             787,417
                                                                                                  --------
MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
 4,440,399    State Street Institutional Treasury Money Market Fund
                Premier Class, 1.74%(g) (cost: $4,440)                                               4,440
                                                                                                  --------

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.0%)
BILLS (0.0%)(h)
$      250    1.86%, 09/06/2018(e) (cost: $249)                                                        249
                                                                                                  --------
              Total Money Market Instruments (cost: $4,689)                                          4,689
                                                                                                  --------

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED (3.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.0%)

15,065,879    Goldman Sachs Financial Square Government Fund Institutional Class, 1.84%(g)          15,066
 8,478,575    Invesco Government & Agency Portfolio Institutional Class, 1.83%(g)                    8,479
   505,248    Western Asset Institutional Government Reserves Institutional Class, 1.80%(g)            505
                                                                                                  --------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $24,050)                                              24,050
                                                                                                  --------

              TOTAL INVESTMENTS (COST: $542,039)                                                  $816,156
                                                                                                  ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                              NOTIONAL              CONTRACT        APPRECIATION/
NUMBER OF                                 EXPIRATION           AMOUNT                VALUE         (DEPRECIATION)
CONTRACTS     DESCRIPTION                    DATE              (000)                 (000)                  (000)
-----------------------------------------------------------------------------------------------------------------
              FUTURES (0.7%)

              LONG FUTURES

              EQUITY CONTRACTS
        34    Russell 2000 E-mini
                Index                      9/21/2018          USD 2,850             $ 2,801                 $ (49)
        14    S&P MidCap 400
                E-mini Index               9/21/2018          USD 2,802               2,738                   (64)
                                                                                    -------                 -----
              TOTAL LONG FUTURES                                                    $ 5,539                 $(113)
                                                                                    -------                 -----
              TOTAL FUTURES                                                         $ 5,539                 $(113)
                                                                                    =======                 =====

-----------------------------------------------------------------------------------------------------------------
($ in 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
ASSETS                                     LEVEL 1                 LEVEL 2            LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $787,417                      $-                 $-            $787,417
  Rights                                         -                       -                  -                   -
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                       4,440                       -                  -               4,440
  U.S. Treasury Securities                     249                       -                  -                 249
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                      24,050                       -                  -              24,050
-----------------------------------------------------------------------------------------------------------------
Total                                     $816,156                      $-                 $-            $816,156
-----------------------------------------------------------------------------------------------------------------

LIABILITIES                                LEVEL 1                 LEVEL 2            LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------------
Futures(1)                                  $ (113)                     $-                 $-              $ (113)
-----------------------------------------------------------------------------------------------------------------
Total                                       $ (113)                     $-                 $-              $ (113)
-----------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

50  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   MTA      Metropolitan Transportation Authority

   REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

o  SPECIFIC NOTES

   (a) Non-income-producing security.

   (b) The security, or a portion thereof, was out on loan as of June 30, 2018.

   (c) Security was fair valued at June 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

   (d) Security was classified at Level 3.

   (e) Securities with a value of $1,491,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (f) Restricted security that is not registered under the Securities Act of 1933.

   (g) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

   (h) Rate represents an annualized yield at time of purchase, not coupon rate.

See accompanying notes to financial statements.

================================================================================

52  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investment in Securities, at market value (including
      securities on loan of $23,150) (cost of $542,039)                                        $816,156
   Cash                                                                                             111
   Receivables:
      Capital shares sold                                                                           194
      Dividends and interest                                                                        894
      Securities sold                                                                             3,369
      Other                                                                                          17
                                                                                               --------
         Total assets                                                                           820,741
                                                                                               --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                           24,050
      Securities purchased                                                                        3,393
      Capital shares redeemed                                                                       223
   Variation margin on futures contracts                                                            113
   Accrued management fees                                                                           66
   Other accrued expenses and payables                                                              113
         Total liabilities                                                                       27,958
                                                                                               --------
            Net assets applicable to capital shares outstanding                                $792,783
                                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                             $494,422
   Accumulated undistributed net investment income                                                3,341
   Accumulated net realized gain on investments and futures transactions                         21,016
   Net unrealized appreciation of investments and futures contracts                             274,004
                                                                                               --------
            Net assets applicable to capital shares outstanding                                $792,783
                                                                                               ========
   Capital shares outstanding, no par value                                                      39,427
                                                                                               ========
   Net asset value, redemption price, and offering price per share                             $  20.11
                                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income (net of foreign taxes withheld of $2)                                       $  4,441
   Interest Income                                                                                   29
   Securities lending                                                                                17
                                                                                               --------
      Total income                                                                                4,487
                                                                                               --------
ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES*:
   Dividends - unaffiliated                                                                        (474)
   Foreign taxes withheld                                                                            (1)
   Securities lending - affiliated                                                                   54
   Dividends - affiliated                                                                            19
                                                                                               --------
      Total income                                                                                 (402)
            Expenses (Note 6)                                                                       (73)
                                                                                               --------
      Net allocated investment income                                                              (475)
                                                                                               --------
      Total Income                                                                                4,012
                                                                                               --------
FUND EXPENSES
   Management fees                                                                                  270
   Administration and servicing fees                                                                692
   Transfer agent's fees                                                                            344
   Custody and accounting fees                                                                       74
   Postage                                                                                           15
   Shareholder reporting fees                                                                        19
   Trustees' fees                                                                                    16
   Registration fees                                                                                 15
   Professional fees                                                                                 56
   Other                                                                                             30
                                                                                               --------
      Total Fund expenses                                                                         1,531
                                                                                               --------
NET INVESTMENT INCOME                                                                             2,481
                                                                                               --------

================================================================================

54  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain on:
      Investment transactions                                                                  $ 21,516
      Futures transactions                                                                          260
   ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES*:
      Investment transactions                                                                     2,385
      Futures transactions                                                                          134
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                               (31,989)
      Futures contracts                                                                            (113)
   ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES*:
      Investments                                                                                53,863
      Futures contracts                                                                             (78)
                                                                                               --------
         Net realized and unrealized gain                                                        45,978
                                                                                               --------
   Increase in net assets resulting from operations                                            $ 48,459
                                                                                               ========

* USAA Extended Market Index Fund converted from a feeder fund in a master-feeder structure investing in Master Extended Market Index Series to a stand-alone fund on February 23, 2018.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  55

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

-------------------------------------------------------------------------------------------------------

                                                                           6/30/2018*        12/31/2017
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $  2,481           $  6,640
   Net realized gain on investments                                           23,901             39,632
   Net realized gain on futures transactions                                     394              1,314
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                             21,874             69,651
      Futures contracts                                                         (191)               155
                                                                            ---------------------------
      Increase in net assets resulting from operations                        48,459            117,392
                                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                           -             (7,270)
   Net realized gains                                                              -            (46,582)
                                                                            ---------------------------
      Distributions to shareholders                                                -            (53,852)
                                                                            ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                  25,313             66,396
   Reinvested dividends                                                            -             52,983
   Cost of shares redeemed                                                   (46,200)           (89,411)
                                                                            ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                  (20,887)            29,968
                                                                            ---------------------------
   Net increase in net assets                                                 27,572             93,508

NET ASSETS
   Beginning of period                                                       765,211            671,703
                                                                            ---------------------------
   End of period                                                            $792,783           $765,211
                                                                            ===========================
Accumulated undistributed net investment income:
   End of period                                                            $  3,341           $    860
                                                                            ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 1,495              3,603
   Shares issued for dividends reinvested                                          -              2,793
   Shares redeemed                                                            (2,378)            (4,823)
                                                                            ---------------------------
      Increase (decrease) in shares outstanding                                (883)              1,573
                                                                            ===========================

* USAA Extended Market Index Fund converted from a feeder fund in a master-feeder structure investing in Master Extended Market Index Series to a stand-alone fund on February 23, 2018.

See accompanying notes to financial statements.

================================================================================

56  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Completion Total Stock Market Index(SM) (the Index).

Prior to February 24, 2018, the Fund operated as a feeder fund in a master-feeder structure and invested all of its investable assets in the Extended Market Portfolio, which is a separate fund advised by BlackRock Advisors, LLC (BlackRock).

A. SECURITY VALUATION - The Board has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the

================================================================================

58  | USAA EXTENDED MARKET INDEX FUND

================================================================================

       Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   6.  Repurchase agreements are valued at cost.

   7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

   8.  Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

60  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2018* (IN THOUSANDS)

                                               ASSET DERIVATIVES               LIABILITY DERIVATIVES
     ---------------------------------------------------------------------------------------------------
                                       STATEMENT OF                        STATEMENT OF
     DERIVATIVES NOT                   ASSETS AND                          ASSETS AND
     ACCOUNTED FOR AS                  LIABILITIES                         LIABILITIES
     HEDGING INSTRUMENTS               LOCATION           FAIR VALUE       LOCATION           FAIR VALUE
     ---------------------------------------------------------------------------------------------------
     Equity contracts                  -                      $-           Net unrealized      $(113)**
                                                                           depreciation of
                                                                           investments and
                                                                           futures contracts
     ---------------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2018, see the Portfolio of Investments.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

================================================================================

62  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                               CHANGE IN
                                                                               UNREALIZED
    DERIVATIVES NOT                                       REALIZED             APPRECIATION/
    ACCOUNTED FOR AS        STATEMENT OF                  GAIN (LOSS)          (DEPRECIATION)
    HEDGING INSTRUMENTS     OPERATIONS LOCATION           ON DERIVATIVES       ON DERIVATIVES
    -----------------------------------------------------------------------------------------
    Equity contracts        Net realized gain on             $394                 $(191)
                            Futures transactions /
                            Change in net unrealized
                            appreciation/(depreciation)
                            of Futures contracts
    -----------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

64  | USAA EXTENDED MARKET INDEX FUND

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 0.9% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2017, the Fund deferred to January 1, 2018, post October capital losses of $1,138,058.

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30 2018, were $321,867,000 and $47,750,000, respectively, resulting in net unrealized appreciation of $274,117,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period February 24, 2018, to June 30, 2018, were $45,735,000 and $49,637,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by

================================================================================

66  | USAA EXTENDED MARKET INDEX FUND

================================================================================

Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL                 CASH COLLATERAL
------------------------------------------------------------------------------------
   $23,150,000                            $-                          $24,050,000
------------------------------------------------------------------------------------

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

Effective February 24, 2018, the Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the period February 24, 2018, to June 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $270,000.

Prior to February 24, 2018, the Fund operated as a feeder fund in a master-feeder structure and invested all of its investable assets in the Extended Market Portfolio of the Master LLC, a separate registered mutual fund advised by BlackRock. Under the Management Agreement, the Manager was responsible for monitoring the services provided to the Extended Market Portfolio by BlackRock. The Manager received no fee from the Fund for providing those monitoring services performed on its behalf. For the period January 1, 2018 to February 23, 2018, the Master LLC incurred expenses of $73,000.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with BNY Mellon Asset Management North America Corporation (BNYM
AMNA), under which BNYM AMNA directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays BNYM AMNA a subadvisory fee in the amount of 0.02% of the Fund's average net assets for the first $500 million; 0.015% of net assets for amounts over $500 million and up to $1 billion; and 0.01% of net assets for amounts over $1 billion. For the period February 24, 2018, to June 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BNYM AMNA, of $48,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. Prior to February 24, 2018, the

================================================================================

68  | USAA EXTENDED MARKET INDEX FUND

================================================================================

annualized rate was equal to 0.25% of average net assets. For the six-month period ended June 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $692,000.

Prior to February 24, 2018, the Manager paid BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the period January 1, 2018 to February 23, 2018, the Manager incurred subadministration fees, paid or payable to BlackRock, of $34,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $344,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

70  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                                  YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2018             2017             2016             2015             2014             2013
                             ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  18.98         $  17.34         $  16.06         $  18.02         $  17.63         $  13.33
                             ---------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .06              .18              .18              .14              .16              .13
  Net realized and
    unrealized gain (loss)       1.07             2.88             2.33             (.81)            1.09             4.82
                             ---------------------------------------------------------------------------------------------
Total from investment
  operations                     1.13             3.06             2.51             (.67)            1.25             4.95
                             ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -             (.18)            (.18)            (.15)            (.16)            (.13)
  Realized capital gains            -            (1.24)           (1.05)           (1.14)            (.70)            (.52)
                             ---------------------------------------------------------------------------------------------
Total distributions                 -            (1.42)           (1.23)           (1.29)            (.86)            (.65)
                             ---------------------------------------------------------------------------------------------
Net asset value at
  end of period              $  20.11         $  18.98         $  17.34         $  16.06         $  18.02         $  17.63
                             =============================================================================================
Total return (%)*                5.95            17.72            15.48            (3.76)            7.18            37.26
Net assets at
  end of period (000)        $792,783         $765,211         $671,703         $619,624         $660,930         $615,739
Ratios to average
  net assets:**
  Expenses (%)(d)                 .42(c),(e)       .44              .48              .48(b)           .48              .50(a)
  Expenses excluding
    reimbursements (%)(d)         .42(c),(e)       .44              .48              .48              .48              .51
  Net investment income (%)       .64(c)           .93             1.14              .86              .94              .89
Portfolio turnover (%)              6(f)            11(g)            13(g)            14(g)            10(g)            18(g)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended June 30, 2018, average net assets were $776,434,000.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  71

================================================================================

(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Funds expenses paid indirectly decreased the expense ratio by less than 0.01%.
(b) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Does not include acquired fund fees, if any.
(e) Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series to a stand-alone fund. Expenses include expenses of the Master Extended Market Index Series prior to the conversion.
(f) Reflects the period February 24, 2018, to June 30, 2018, after the Fund converted to a stand-alone fund.
(g) Represents the portfolio turnover of the Master Extended Market Index Series (the Series).

================================================================================

72  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series (the Series), and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                            BEGINNING              ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2018 -
                                         JANUARY 1, 2018        JUNE 30, 2018           JUNE 30, 2018
                                         --------------------------------------------------------------
Actual                                     $1,000.00             $1,059.50**                $2.14**

Hypothetical
 (5% return before expenses)                1,000.00              1,022.71**                 2.11**

  *Expenses are equal to the Fund's annualized expense ratio of 0.42%, which includes expenses of the Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 5.95% for the six-month period of January 1, 2018, through June 30, 2018.

 **The Fund's annualized expense ratio of 0.42% above reflects a decrease in administration and servicing fees from 0.25% to 0.15%, and the implementation of a management fee of 0.10%, both effective February 24, 2018. Additionally, the expense ratio also included expenses of the Master Extended Market Index Series for the period January 1, 2018, to February 23, 2018. Had the decrease in administration and servicing fees, implementation of the management fee and conversion of the feeder fund to a stand-alone fund been in effect for the entire six-month period of January 1, 2018, through June 30, 2018, the Fund's expense ratio would have been 0.40%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2018 -
                                         JANUARY 1, 2018        JUNE 30, 2018           JUNE 30, 2018
                                         --------------------------------------------------------------
Actual                                     $1,000.00             $1,059.50                  $2.04

Hypothetical
 (5% return before expenses)                1,000.00              1,024.77                   2.01

================================================================================

74  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager. The Board noted that the Fund's subadvisory agreement was not being considered for renewal at this meeting since it was approved for an initial two-year period at the Board's September 22, 2017 meeting in connection with the approval of the conversion of the Fund from a master-feeder structure to a subadvised structure.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the subadviser. At the meeting at which the renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board also considered the significant risks assumed by the Manager in connection with

================================================================================

76  | USAA EXTENDED MARKET INDEX FUND

================================================================================

the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board considered the Manager's process for monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's and its affiliates' oversight of the Fund's day-to-day operations and Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratio of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The Fund was compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were equal to the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the subadviser's fees including the amount of the management fee retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total returns of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2017, and the Fund's performance was above its Lipper index for the one- and five-year periods ended December 31, 2017, and was below its Lipper index for the three- and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile

================================================================================

78  | USAA EXTENDED MARKET INDEX FUND

================================================================================

performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2017, was in the top 50% of its performance universe for the three- and ten-year periods ended December 31, 2017, and was in the top 40% of its performance universe for the five-year period ended December 31, 2017. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered that the Manager pays the subadvisory fee. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability, if any, from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

80  | USAA EXTENDED MARKET INDEX FUND

================================================================================

SUBADVISORY AGREEMENT

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on September 22, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved the Subadvisory Agreement between the Manager and Mellon Capital Management Corporation (the Subadviser) with respect to the Fund.

In advance of the meeting, the Board received and considered a variety of information relating to the Subadvisory Agreement and the Subadviser, and had the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) the experience and qualifications of the Subadviser and the individuals at the company who would be responsible for providing investment management services for the Fund; (ii) the fees to be paid to the Subadviser; and (iii) performance and tracking error information of a collective investment trust managed by the Subadviser pursuant to a similar strategy over various time periods. Prior to voting, the Independent Trustees reviewed the proposed Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by the Subadviser, including the personnel who will be providing services; (ii) compensation and any other benefits expected to be derived from the subadvisory relationship by the Subadviser;

================================================================================

                                                     SUBADVISORY AGREEMENT |  81

================================================================================

(iii) performance and tracking error of an account with a similar strategy to the Fund currently managed by the Subadviser; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - In considering the nature, extent and quality of the services to be provided by the Subadviser, the Board reviewed information provided by the Subadviser relating to its operations and management. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management and cybersecurity processes. The Board noted that the Manager's monitoring processes of the Subadviser will include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
(ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) periodic due diligence reviews of the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the anticipated profitability to the Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. Because the subadvisory fees are paid by the Manager and not by the Fund, the Board determined that the costs of the services to be provided by the Subadviser and the

================================================================================

82  | USAA EXTENDED MARKET INDEX FUND

================================================================================

profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board took into consideration that prior to its conversion from a feeder fund in a master-feeder structure, the Manager did not receive an advisory fee from the Fund, and that the Board had approved a 0.10% advisory fee to be paid by the Fund after the conversion. The Board considered that the Fund will pay a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to the Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of other subadvisors in the Fund complex. The Board also reviewed the historical performance and tracking error of a collective investment trust managed by the Subadviser pursuant to a market completion indexing strategy similar to that of the Fund. The Board noted that the tracking error for the collective investment trust was at or below 0.06 basis points over the 1-, 3-, and 5-year periods.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance and tracking error of comparable investment products managed by the Subadviser are reasonable in relation to those of similar funds and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders. As a result the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement.

================================================================================

                                                     SUBADVISORY AGREEMENT |  83

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
37757-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA FLEXIBLE INCOME FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA FLEXIBLE INCOME FUND
         FUND SHARES (USFIX) o INSTITUTIONAL SHARES (UIFIX)
         o ADVISER SHARES (UAFIX)
         JUNE 30, 2018
 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          7

    Financial Statements                                                       9

    Notes to Financial Statements                                             13

    Financial Highlights                                                      31

EXPENSE EXAMPLE                                                               36

ADVISORY AGREEMENT(S)                                                         38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/18 o
                                (% of Net Assets)


Ivanhoe Mines Ltd. "A" ................................................... 1.4%
Novagold Resources, Inc. ................................................. 1.4%
Gazprom PJSC ADR ......................................................... 1.3%
Alamos Gold, Inc. "A" .................................................... 1.1%
Northern Dynasty Minerals Ltd. ........................................... 0.7%
Kinross Gold Corp. ....................................................... 0.7%
Hycroft Mining Corp., 15.00%, 10/22/2020 ................................. 0.6%
Goldcorp, Inc. ........................................................... 0.5%
Prospect Capital Corp. ................................................... 0.3%
Hycroft Mining Corp. ..................................................... 0.0%**

Refer to the Portfolio of Investments for a complete list of securities.

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

**Less than 0.1%

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o ASSET ALLOCATION* - 6/30/18 o

                         [PIE CHART OF ASSET ALLOCATION]

MONEY MARKET INSTRUMENTS                                                   75.1%
COMMON STOCKS                                                               7.4%
CONVERTIBLE SECURITIES                                                      0.6%

                                   [END PIE CHART]

*Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA FLEXIBLE INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (7.4%)
              COMMON STOCKS (7.4%)

              ENERGY (1.3%)
              -------------
              INTEGRATED OIL & GAS (1.3%)
    150,000   Gazprom PJSC ADR                                                                    $    661
                                                                                                  --------
              FINANCIALS (0.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     25,000   Prospect Capital Corp.(a)                                                                168
                                                                                                  --------
              MATERIALS (5.8%)
              ----------------
              DIVERSIFIED METALS & MINING (2.1%)
    350,000   Ivanhoe Mines Ltd. "A"(b)                                                                719
    703,600   Northern Dynasty Minerals Ltd.(a),(b)                                                    381
                                                                                                  --------
                                                                                                     1,100
                                                                                                  --------
              GOLD (3.7%)
    104,500   Alamos Gold, Inc."A"                                                                     595
     20,000   Goldcorp, Inc.                                                                           274
     49,180   Hycroft Mining Corp., acquired 5/30/2014-5/21/2015;
                cost $4,195(b),(c),(d),(e),(f)                                                           -
    100,000   Kinross Gold Corp.(b)                                                                    376
    160,000   Novagold Resources, Inc.(b)                                                              712
                                                                                                  --------
                                                                                                     1,957
                                                                                                  --------
              Total Materials                                                                        3,057
                                                                                                  --------
              Total Common Stocks (cost: $8,252)                                                     3,886
                                                                                                  --------
              Total Equity Securities (cost: $8,252)                                                 3,886
                                                                                                  --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                COUPON                         VALUE
(000)         SECURITY                                                 RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------------

              BONDS (0.6%)

              CONVERTIBLE SECURITIES (0.6%)

              MATERIALS (0.6%)
              ----------------
              GOLD (0.6%)
$ 2,024       Hycroft Mining Corp., acquired
                10/21/2015-6/30/2018; cost $1,962(c),(d),(e),(g)
                (cost: $1,989)                                        15.00%(h)  10/22/2020       $    324
                                                                                                  --------
              Total Bonds (cost: $1,989)                                                               324
                                                                                                  --------

              MONEY MARKET INSTRUMENTS (75.1%)

              COMMERCIAL PAPER (25.2%)
    550       Amphenol Corp.(i)                                        2.35       7/23/2018            549
    530       Arizona Public Service                                   2.15       7/02/2018            530
    550       AT&T, Inc.(i)                                            2.27       7/20/2018            549
    550       Centerpoint Energy, Inc.(i)                              2.30       7/09/2018            550
    550       CNH Industrial Capital(i)                                2.60       7/06/2018            550
    550       Eaton Corp.(i)                                           2.25       7/12/2018            550
    550       Ei Dupont(i)                                             2.24       7/17/2018            549
    550       Enterprise Products Operating, LLC(i)                    2.30       7/19/2018            549
    550       Eversource Energy(i)                                     2.23       7/02/2018            550
    550       Florida Power & Light Co.                                2.20       8/03/2018            549
    550       General Mills, Inc.(i)                                   2.20       7/16/2018            549
    550       Hyundai Capital America(i)                               2.28       7/09/2018            550
    550       JM Smucker Co.(i)                                        2.23       7/03/2018            550
    530       Koch Resources, LLC(i)                                   1.88       7/02/2018            530
    550       Leggett & Platt(i)                                       2.23       7/12/2018            550
    550       Manhattan Asset Fdg.(i)                                  2.08       7/13/2018            550
    550       Marriott International(i)                                2.33       7/03/2018            550
    530       McCormick & Co., Inc.(i)                                 2.25       7/10/2018            530
    550       Nbcuniversal Enterprise, Inc.(i)                         2.29       7/19/2018            549
    550       Newell Rubbermaid, Inc(i)                                2.40       7/03/2018            550
    550       Nutrien Ltd.(i)                                          2.30       7/05/2018            550
    550       OGE Energy Corp.(i)                                      2.27       7/02/2018            550
    560       Southern Co. Gas Capital(i)                              2.30       7/05/2018            560
    550       Tyson Foods, Inc.(i)                                     2.22       7/11/2018            550
                                                                                                  --------
              Total Commercial Paper (cost: $13,143)                                                13,143
                                                                                                  --------

================================================================================

4  | USAA FLEXIBLE INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (49.9%)

 26,096,786   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.74%(j) (cost: $26,097)                                           $ 26,097
                                                                                                  --------
              Total Money Market Instruments (cost: $39,240)                                        39,240
                                                                                                  --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL

              FROM SECURITIES LOANED (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

     29,293   Federated Government Obligations Fund Institutional
                Class, 1.79%(j)                                                                         29
     36,850   Fidelity Government Portfolio Class I, 1.79%(j)                                           37
    151,004   Goldman Sachs Financial Square Government Fund Institutional
                Class, 1.84%(j)                                                                        151
     25,001   Invesco Government & Agency Portfolio Institutional
                Class, 1.83%(j)                                                                         25
     29,914   Western Asset Institutional Government Reserves Institutional
                Class, 1.80%(j)                                                                         30
                                                                                                  --------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $272)                                                    272
                                                                                                  --------
              TOTAL INVESTMENTS (COST: $49,753)                                                   $ 43,722
                                                                                                  ========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1             LEVEL 2          LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $ 3,886             $     -             $  -         $ 3,886
Bonds:
  Convertible Securities                            -                   -              324             324
Money Market Instruments:
  Commercial Paper                                  -              13,143                -          13,143
  Government & U.S. Treasury Money
     Market Funds                              26,097                   -                -          26,097
Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury Money
     Market Funds                                 272                   -                -             272
----------------------------------------------------------------------------------------------------------
TOTAL                                         $30,255             $13,143             $324         $43,722
----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

----------------------------------------------------------------------------------------------------------
                                    RECONCILIATION OF LEVEL 3 INVESTMENTS
----------------------------------------------------------------------------------------------------------
                                                                      CONVERTIBLE
($ IN 000s)                                                            SECURITIES            COMMON STOCK
----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2017                                           $ 2,482                       $1
Purchases                                                                     144                        -
Sales                                                                           -                        -
Transfers into Level 3                                                          -                        -
Transfers out of Level 3                                                        -                        -
Net realized gain (loss) on investments                                         -                        -
Change in net unrealized appreciation/(depreciation) of investments        (2,302)                      (1)
----------------------------------------------------------------------------------------------------------
Balance as of June 30, 2018                                               $   324                       $-
----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

----------------------------------------------------------------------------------------------------------
                    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
----------------------------------------------------------------------------------------------------------
                                    FAIR VALUE                                SIGNIFICANT
                              AT JUNE 30, 2018            VALUATION         UNOBSERVABLE
ASSETS                             ($ IN 000's)        TECHNIQUE(s)              INPUT(s)            RANGE
----------------------------------------------------------------------------------------------------------
BONDS:
Convertible Securities                    $324           Market                  Average            $48.26
                                                         Comparables           Value Per
                                                                             Recoverable
                                                                                Ounce(a)

                                                                              Comparable                42%
                                                                                Discount
                                                                           Adjustment(b)
----------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

================================================================================

6  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.2% of net assets at June 30, 2018.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of June 30, 2018.

    (b) Non-income-producing security.

    (c) Security was fair valued at June 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $324,000, which represented 0.6% of the Fund's net assets.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  7

================================================================================

    (d) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $324,000, which represented 0.6% of the Fund's net assets.

    (e) Security was classified as Level 3.

    (f) Restricted security that is not registered under the Securities Act of 1933.

    (g) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (h) All of the coupon is PIK.

    (i) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (j) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

================================================================================

8  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $416) (cost of $49,753)                                       $ 43,722
   Receivables:
       Capital shares sold                                                                        1
       USAA Asset Management Company (Note 7)                                                     1
       Dividends and interest                                                                   141
       Securities sold                                                                       10,015
       Other                                                                                     20
                                                                                           --------
           Total assets                                                                      53,900
                                                                                           --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                         272
       Securities purchased                                                                      73
       Capital shares redeemed:
           Affiliated investments (Note 8)                                                    1,000
           Unaffiliated investments                                                              59
       Bank overdraft                                                                           145
   Accrued management fees                                                                       23
   Accrued transfer agent's fees                                                                  3
   Other accrued expenses and payables                                                           29
                                                                                           --------
           Total liabilities                                                                  1,604
                                                                                           --------
                Net assets applicable to capital shares outstanding                        $ 52,296
                                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $ 75,855
   Accumulated undistributed net investment income                                              552
   Accumulated net realized loss on investments and futures transactions                    (18,080)
   Net unrealized depreciation of investments                                                (6,031)
                                                                                           --------
                Net assets applicable to capital shares outstanding                        $ 52,296
                                                                                           ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $34,115/4,109 capital shares
           outstanding, no par value)                                                      $   8.30
                                                                                           ========
       Institutional Shares (net assets of $13,939/1,674 capital shares
           outstanding, no par value)                                                      $   8.33
                                                                                           ========
       Adviser Shares (net assets of $4,242/511 capital shares
           outstanding, no par value)                                                      $   8.30
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                                         $    353
   Interest                                                                                     921
   Non-cash interest                                                                            143
   Securities lending (net)                                                                     141
                                                                                           --------
       Total income                                                                           1,558
                                                                                           --------
EXPENSES
   Management fees                                                                              164
   Administration and servicing fees:
       Fund Shares                                                                               28
       Institutional Shares                                                                      12
       Adviser Shares                                                                             3
   Transfer agent's fees:
       Fund Shares                                                                               35
       Institutional Shares                                                                      12
   Distribution and service fees (Note 7):
       Adviser Shares                                                                             6
   Custody and accounting fees:
       Fund Shares                                                                               10
       Institutional Shares                                                                       2
       Adviser Shares                                                                             1
   Postage:
       Fund Shares                                                                                2
   Shareholder reporting fees:
       Fund Shares                                                                                5
   Trustees' fees                                                                                16
   Registration fees:
       Fund Shares                                                                               15
       Institutional Shares                                                                      14
       Adviser Shares                                                                            14
   Professional fees                                                                             12
   Other                                                                                          8
                                                                                           --------
       Total expenses                                                                           359

================================================================================

10  | USAA FLEXIBLE INCOME FUND

================================================================================

    Expenses reimbursed:
       Fund Shares                                                                         $    (40)
       Institutional Shares                                                                     (18)
       Adviser Shares                                                                           (12)
                                                                                           --------
       Net expenses                                                                             289
                                                                                           --------
NET INVESTMENT INCOME                                                                         1,269
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Unaffiliated investments                                                              (3,647)
       Affiliated investments (Note 9)                                                       (1,300)
       Foreign currency transactions                                                              1
       Futures transactions                                                                  (1,458)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                           (1,328)
       Futures contracts                                                                        142
                                                                                           --------
             Net realized and unrealized loss                                                (7,590)
                                                                                           --------
    Decrease in net assets resulting from operations                                       $ (6,321)
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

----------------------------------------------------------------------------------------------------

                                                                        6/30/2018         12/31/2017
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $  1,269            $ 2,532
   Net realized loss on investments                                        (4,947)              (594)
   Net realized gain on foreign currency transactions                           1                  -
   Net realized loss on futures transactions                               (1,458)            (1,176)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                         (1,328)             5,113
       Futures contracts                                                      142               (405)
                                                                         ---------------------------
       Increase (decrease) in net assets resulting from operations         (6,321)             5,470
                                                                         ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                           (297)            (1,935)
       Institutional Shares                                                  (197)            (1,038)
       Adviser Shares                                                         (30)              (182)
                                                                         ---------------------------
           Distributions to shareholders                                     (524)            (3,155)
                                                                         ---------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                             (4,817)            (7,213)
   Institutional Shares                                                   (11,079)             4,818
   Adviser Shares                                                             (29)                (9)
                                                                         ---------------------------
       Total net decrease in net assets
            from capital share transactions                               (15,925)            (2,404)
                                                                         ---------------------------
   Net decrease in net assets                                             (22,770)               (89)
NET ASSETS
   Beginning of period                                                     75,066             75,155
                                                                         ---------------------------
   End of period                                                         $ 52,296            $75,066
                                                                         ===========================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                         $    552            $  (193)
                                                                         ===========================

See accompanying notes to financial statements.

================================================================================

12  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Flexible Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return through a combination of income and capital appreciation.

On June 14, 2018, the Trust's Board of Trustees (the Board) approved a Plan of Liquidation and Dissolution for the Fund pursuant to which the Fund will be liquidated on or about August 17, 2018. In approving the liquidation, the Board determined that the liquidation of the Fund is in the best interest of the Fund and its shareholders. Effective the close of business on June 15, 2018, the Fund was closed to new investors.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

14  | USAA FLEXIBLE INCOME FUND

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has

================================================================================

16  | USAA FLEXIBLE INCOME FUND

================================================================================

        been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

================================================================================

18  | USAA FLEXIBLE INCOME FUND

================================================================================

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                                        CHANGE IN
                                                                                        UNREALIZED
    DERIVATIVES NOT                                               REALIZED GAIN         APPRECIATION/
    ACCOUNTED FOR AS               STATEMENT OF                     (LOSS) ON            (DEPRECIATION)
    HEDGING INSTRUMENTS            OPERATIONS LOCATION              DERIVATIVES           ON DERIVATIVES
    ---------------------------------------------------------------------------------------------------
    Equity contracts               Net realized gain (loss) on         $(1,222)             $107
                                   Futures transactions /
                                   Change in net unrealized
                                   appreciation/(depreciation)
                                   of Futures contracts
    ---------------------------------------------------------------------------------------------------
    Foreign exchange contracts     Net realized gain (loss) on            (236)               35
                                   Futures transactions /
                                   Change in net unrealized
                                   appreciation/(depreciation)
                                   of Futures contracts
    ---------------------------------------------------------------------------------------------------
    Total                                                              $(1,458)             $142
    ---------------------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these

================================================================================

20  | USAA FLEXIBLE INCOME FUND

================================================================================

    securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the

================================================================================

22  | USAA FLEXIBLE INCOME FUND

================================================================================

committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had net capital loss carryforwards of $11,878,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                         --------------------------------
                                   TAX CHARACTER
                         --------------------------------
                         (NO EXPIRATION)        BALANCE
                         ---------------      -----------
                         Short-Term           $ 3,019,000
                         Long-Term              8,859,000
                                              -----------
                            Total             $11,878,000
                                              ===========

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $447,000 and $6,478,000, respectively, resulting in net unrealized depreciation of $6,031,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $1,579,000 and $52,607,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                                   NON-CASH COLLATERAL                     CASH COLLATERAL
------------------------------------------------------------------------------------------------------
     $416,000(1)                                       $-                                  $272,000
------------------------------------------------------------------------------------------------------

(1)Includes $211,000 of securities on loan that were sold prior to June 30, 2018.

================================================================================

24  | USAA FLEXIBLE INCOME FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED             YEAR ENDED
                                                 JUNE 30, 2018             DECEMBER 31, 2017
-----------------------------------------------------------------------------------------------
                                            SHARES           AMOUNT       SHARES         AMOUNT
                                            ---------------------------------------------------
FUND SHARES:
Shares sold                                    258         $  2,289        1,192       $ 11,073
Shares issued from
  reinvested dividends                          28              241          163          1,511
Shares redeemed                               (834)          (7,347)      (2,130)       (19,797)
                                            ---------------------------------------------------
Net decrease from
  capital share transactions                  (548)        $ (4,817)        (775)      $ (7,213)
                                            ===================================================
INSTITUTIONAL SHARES:
Shares sold                                     53         $    465          758       $  7,054
Shares issued from
  reinvested dividends                          22              196          112          1,038
Shares redeemed                             (1,361)         (11,740)        (354)        (3,274)
                                            ---------------------------------------------------
Net increase (decrease) from
  capital share transactions                (1,286)        $(11,079)         516       $  4,818
                                            ===================================================
ADVISER SHARES:
Shares sold                                      -**       $      -**          1       $     11
Shares issued from
  reinvested dividends                           -**              -**          1              5
Shares redeemed                                 (3)             (29)          (3)*          (25)*
                                            ---------------------------------------------------
Net decrease from
  capital share transactions                    (3)        $    (29)          (1)      $     (9)
                                            ===================================================

*Net of redemption fees, if any.

**Represents less than 500 shares or $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2018, the Fund had no subadviser(s).

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the six-month period ended June 30, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $164,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $28,000, $12,000, and $3,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares to 0.90%, 0.80%, and 1.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares, Institutional Shares, and the Adviser Shares for all expenses in excess of those amounts.

================================================================================

26  | USAA FLEXIBLE INCOME FUND

================================================================================

This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund incurred reimbursable expenses from the Manager for the Fund Shares, Institutional Shares, and Adviser Shares of $40,000, $18,000, and $12,000, respectively, of which $1,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $35,000, $12,000, and less than $500, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended June 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2018, the Fund recorded a payable for capital shares redeemed of $1,000,000 for the USAA fund-of-funds' redemptions of Institutional Shares. As of June 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               15.5

Target Retirement Income                                                0.0*

Target Retirement 2020                                                  0.5

Target Retirement 2030                                                  5.6

Target Retirement 2040                                                  3.3

Target Retirement 2050                                                  1.5

Target Retirement 2060                                                  0.2

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2018, USAA and its affiliates owned 575,000 Fund Shares and 500,000 Adviser Shares, which represents 14.0% of the Fund Shares and 97.8% of the Adviser Shares outstanding and 17.1% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following

================================================================================

28  | USAA FLEXIBLE INCOME FUND

================================================================================

affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                       COST TO       GAIN (LOSS) TO
SELLER                      PURCHASER                  PURCHASER     SELLER
------------------------------------------------------------------------------------
Flexible Income Fund        Cornerstone
                              Aggressive Fund         $  183,000     $ (106,000)
Flexible Income Fund        Cornerstone Moderately
                              Aggressive Fund          1,222,000       (946,000)
Flexible Income Fund        Cornerstone Moderately
                              Conservative Fund           61,000        (35,000)
Flexible Income Fund        Cornerstone Moderate
                              Fund                       366,000       (213,000)

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(11) UPCOMING ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

================================================================================

30  | USAA FLEXIBLE INCOME FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                                  PERIOD ENDED
                                  JUNE 30,                      YEAR ENDED DECEMBER 31,                      DECEMBER 31,
                               --------------------------------------------------------------------------------------------
                                  2018             2017             2016            2015            2014            2013***
                               --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  9.22          $  8.95          $  8.31         $  9.59         $  9.99         $ 10.00
                               -----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .17              .28              .27             .41             .52(a)          .22(a)
  Net realized and
    unrealized gain (loss)       (1.02)             .36              .63           (1.21)           (.14)(a)        (.02)(a)
                               -----------------------------------------------------------------------------------------
Total from investment
  operations                      (.85)             .64              .90            (.80)            .38(a)          .20(a)
                               -----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.07)            (.37)            (.26)           (.39)           (.49)           (.18)
  Realized capital gains             -                -                -            (.09)           (.29)           (.03)
                               -----------------------------------------------------------------------------------------
Total distributions               (.07)            (.37)            (.26)           (.48)           (.78)           (.21)
                               -----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  8.30          $  9.22          $  8.95         $  8.31         $  9.59         $  9.99
                               =========================================================================================
Total return (%)*                (9.27)            7.24            10.86           (8.66)           3.69            2.02
Net assets at end
  of period (000)              $34,115          $42,954          $48,625         $55,762         $66,235         $31,636
Ratios to average
  net assets:**
  Expenses (%)(h)                  .90(b)           .90              .97(d)          .97(e)          .92            1.00(b),(c)
  Expenses, excluding
    reimbursements (%)(h)         1.11(b)          1.17             1.13             .97             .92            1.00(b),(c)
  Net investment income (%)       3.85(b)          3.21             2.83            4.53            5.03            4.10(b)
Portfolio turnover (%)               3               25               17              36(f)           90(g)           39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were $38,259,000.
*** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  31

================================================================================

(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Effective May 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Fund shares to 0.90% of the Fund Shares' average net assets.
(e) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(f) Reflects overall decrease in purchases and sales of securities.
(g) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.
(h) Does not include acquired fund fees, if any.

================================================================================

32  | USAA FLEXIBLE INCOME FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                                  PERIOD ENDED
                                  JUNE 30,                      YEAR ENDED DECEMBER 31,                      DECEMBER 31,
                               --------------------------------------------------------------------------------------------
                                  2018             2017             2016           2015             2014            2013***
                               --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  9.25          $  8.97          $  8.32         $  9.59         $  9.99         $ 10.00
                               -----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .18(a)           .27              .28(a)          .43(a)          .52             .24(a)
  Net realized and
    unrealized gain (loss)       (1.03)(a)          .39              .64(a)        (1.21)(a)        (.13)           (.03)(a)
                               -----------------------------------------------------------------------------------------
Total from investment
  operations                      (.85)(a)          .66              .92(a)         (.78)(a)         .39             .21(a)
                               -----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.07)            (.38)            (.27)           (.40)           (.50)           (.19)
  Realized capital gains             -                -                -            (.09)           (.29)           (.03)
                               -----------------------------------------------------------------------------------------
Total distributions               (.07)            (.38)            (.27)           (.49)           (.79)           (.22)
                               -----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  8.33          $  9.25          $  8.97         $  8.32         $  9.59         $  9.99
                               =========================================================================================
Total return (%)*                (9.23)            7.41            11.15           (8.46)           3.79            2.09
Net assets at end
  of period (000)              $13,939          $27,369          $21,919         $22,942         $98,348         $97,101
Ratios to average
  net assets:**
  Expenses (%)(f)                  .80(b)           .80              .80             .80             .80             .80(b),(c)
  Expenses, excluding
    reimbursements (%)(f)          .96(b)          1.05             1.04             .86             .85             .88(b),(c)
  Net investment income (%)       3.96(b)          3.27             3.01            4.57            5.08            4.65(b)
Portfolio turnover (%)               3               25               17              36(e)           90(d)           39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were $23,376,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the six-month period ended
    June 30, 2018, average shares were 2,588,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.
(e) Reflects decreased trading activity due to asset allocation strategies.
(f) Does not include acquired fund fees, if any,

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  33

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                                  PERIOD ENDED
                                  JUNE 30,                      YEAR ENDED DECEMBER 31,                      DECEMBER 31,
                               --------------------------------------------------------------------------------------------
                                 2018             2017             2016            2015            2014            2013***
                               --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 9.22           $ 8.95           $ 8.31          $ 9.59          $ 9.99          $10.00
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .16              .26              .26             .39             .47             .20(a)
  Net realized and
    unrealized gain (loss)      (1.02)             .36              .62           (1.21)           (.12)           (.01)(a)
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                     (.86)             .62              .88            (.82)            .35             .19(a)
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.06)            (.35)            (.24)           (.37)           (.46)           (.17)
  Realized capital gains            -                -                -            (.09)           (.29)           (.03)
                               ----------------------------------------------------------------------------------------
  Total distributions            (.06)            (.35)            (.24)           (.46)           (.75)           (.20)
                               ----------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests           -              .00(g)           .00(g)            -               -               -
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $ 8.30           $ 9.22           $ 8.95          $ 8.31          $ 9.59          $ 9.99
                               ========================================================================================
Total return (%)*               (9.37)            7.00            10.68           (8.86)           3.35            1.90
Net assets at end
  of period (000)              $4,242           $4,743           $4,611          $4,293          $4,989          $4,996
Ratios to average
  net assets:**
  Expenses (%)(h)                1.15(b)          1.15             1.15            1.19(f)         1.25            1.25(b),(c)
  Expenses, excluding
    reimbursements (%)(h)        1.67(b)          1.56             1.58            1.33            1.55            1.54(b),(c)
  Net investment income (%)      3.59(b)          2.97             2.71            4.32            4.62            3.76(b)
Portfolio turnover (%)              3               25               17              36(e)           90(d)           39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were $4,480,000.
*** Adviser Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%
(d) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.

================================================================================

34  | USAA FLEXIBLE INCOME FUND

================================================================================

(e) Reflects overall decrease in purchases and sales of securities.
(f) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.25% of the Adviser Shares' average net assets.
(g) Represents less than $0.01 per share.
(h) Does not include acquired fund fees, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

36  | USAA FLEXIBLE INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING               ENDING             DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2018-
                                        JANUARY 1, 2018        JUNE 30, 2018          JUNE 30, 2018
                                        ------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $  907.30                $4.26
Hypothetical
 (5% return before expenses)               1,000.00               1,020.33                 4.51

INSTITUTIONAL SHARES
Actual                                     1,000.00                 907.70                 3.78
Hypothetical
 (5% return before expenses)               1,000.00               1,020.83                 4.01

ADVISER SHARES
Actual                                     1,000.00                 906.30                 5.44
Hypothetical
 (5% return before expenses)               1,000.00               1,019.09                 5.76

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares, 0.80% for Institutional Shares, and 1.15% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (9.27)% for Fund Shares, (9.23)% for Institutional Shares, and (9.37)% for Adviser Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

38  | USAA FLEXIBLE INCOME FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered

================================================================================

                                                     ADVISORY AGREEMENT(s) |  39

================================================================================

the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe).

Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and

================================================================================

40  | USAA FLEXIBLE INCOME FUND

================================================================================

its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were above the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2017, and was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2017, and was in the bottom 50% of its performance universe for the three-year period ended December 31, 2017. The Board also took into account potential actions management was considering taking with respect to the Fund.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

                                                     ADVISORY AGREEMENT(s) |  41

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

42  | USAA FLEXIBLE INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
97757-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA GLOBAL MANAGED VOLATILITY FUND]

 ==============================================================

    SEMIANNUAL REPORT
    USAA GLOBAL MANAGED VOLATILITY FUND
    FUND SHARES (UGMVX) o INSTITUTIONAL SHARES (UGOFX)
    JUNE 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    2

   Notes to Portfolio of Investments                                          18

   Financial Statements                                                       20

   Notes to Financial Statements                                              24

   Financial Highlights                                                       42

EXPENSE EXAMPLE                                                               44

ADVISORY AGREEMENT(S)                                                         46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                           o TOP 10 HOLDINGS - 6/30/18 o
                                (% of Net Assets)

iShares Edge MSCI Min Vol EAFE ETF ....................................... 14.9%
Schwab Fundamental International Large Company Index ETF .................  5.6%
iShares Edge MSCI Min Vol Emerging Markets ETF ...........................  5.4%
Invesco FTSE RAFI Developed Markets ex-US ETF ............................  4.6%
U.S. Treasury Note, 1.88%, 4/30/2022 .....................................  4.0%
iShares Edge MSCI USA Size Factor ETF ....................................  3.4%
Schwab Fundamental U.S. Large Co. Index ETF ..............................  2.8%
iShares Core MSCI EAFE ETF ...............................................  2.8%
Schwab Fundamental International Small Company Index ETF .................  2.6%
iShares Edge MSCI USA Quality Factor ETF .................................  2.6%

                          o ASSET ALLOCATION* - 6/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EXCHANGE-TRADED FUNDS                                        46.8%
COMMON STOCKS                                                              33.7%
EXCHANGE-TRADED FUNDS                                                      12.7%
U.S. TREASURY SECURITIES                                                    4.6%
MONEY MARKET INSTRUMENTS                                                    2.0%

                                 [END PIE CHART]

*Does not include purchased options, written options, futures, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (93.2%)

            COMMON STOCKS (33.7%)

            CONSUMER DISCRETIONARY (4.2%)
            -----------------------------
            ADVERTISING (0.3%)
    21,717  Interpublic Group of Companies, Inc.                                                    $    509
    24,910  Omnicom Group, Inc.                                                                        1,900
                                                                                                    --------
                                                                                                       2,409
                                                                                                    --------
            APPAREL RETAIL (0.5%)
    17,870  Gap, Inc.                                                                                    579
    21,940  Ross Stores, Inc.                                                                          1,859
    20,240  TJX Companies, Inc.                                                                        1,927
                                                                                                    --------
                                                                                                       4,365
                                                                                                    --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    13,880  Michael Kors Holdings Ltd.(a)                                                                925
     9,340  Ralph Lauren Corp.                                                                         1,174
                                                                                                    --------
                                                                                                       2,099
                                                                                                    --------
            AUTOMOBILE MANUFACTURERS (0.1%)
    41,010  Ford Motor Co.                                                                               454
                                                                                                    --------
            AUTOMOTIVE RETAIL (0.1%)
    20,530  AutoNation, Inc.(a)                                                                          997
                                                                                                    --------
            CABLE & SATELLITE (0.3%)
    27,050  Comcast Corp., "A"                                                                           887
     5,390  Liberty Broadband Corp., "C"(a)                                                              408
    22,270  Liberty Media Corp-Liberty SiriusXM(a)                                                     1,010
    57,390  Sirius XM Holdings, Inc.                                                                     389
                                                                                                    --------
                                                                                                       2,694
                                                                                                    --------
            CASINOS & GAMING (0.1%)
    11,200  Las Vegas Sands Corp.                                                                        855
                                                                                                    --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
     6,059  Best Buy Co., Inc.                                                                           452
                                                                                                    --------
            CONSUMER ELECTRONICS (0.1%)
     6,770  Garmin Ltd.                                                                                  413
                                                                                                    --------

================================================================================

2  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            DEPARTMENT STORES (0.3%)
    15,960  Kohl's Corp.                                                                            $  1,163
    16,090  Macy's, Inc.                                                                                 602
     6,560  Nordstrom, Inc.                                                                              340
                                                                                                    --------
                                                                                                       2,105
                                                                                                    --------
            DISTRIBUTORS (0.1%)
     4,720  Genuine Parts Co.                                                                            433
                                                                                                    --------
            FOOTWEAR (0.1%)
    13,780  NIKE, Inc., "B"                                                                            1,098
                                                                                                    --------
            GENERAL MERCHANDISE STORES (0.3%)
    13,340  Dollar General Corp.                                                                       1,316
    18,407  Target Corp.                                                                               1,401
                                                                                                    --------
                                                                                                       2,717
                                                                                                    --------
            HOME IMPROVEMENT RETAIL (0.2%)
     3,450  Home Depot, Inc.                                                                             673
     6,000  Lowe's Companies, Inc.                                                                       574
                                                                                                    --------
                                                                                                       1,247
                                                                                                    --------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
    31,093  Carnival Corp.                                                                             1,782
     6,360  Hilton Worldwide Holdings, Inc.                                                              503
    13,640  Norwegian Cruise Line Holdings Ltd.(a)                                                       645
     3,540  Royal Caribbean Cruises Ltd.                                                                 367
     4,030  Wyndham Destinations, Inc.                                                                   178
     4,030  Wyndham Hotels & Resorts, Inc.                                                               237
                                                                                                    --------
                                                                                                       3,712
                                                                                                    --------
            INTERNET & DIRECT MARKETING RETAIL (0.3%)
       790  Amazon.com, Inc.(a)                                                                        1,343
       220  Booking Holdings, Inc.(a)                                                                    446
     1,070  Netflix, Inc.(a)                                                                             419
    31,830  Qurate Retail, Inc.(a)                                                                       675
                                                                                                    --------
                                                                                                       2,883
                                                                                                    --------
            LEISURE PRODUCTS (0.1%)
     7,940  Hasbro, Inc.                                                                                 733
                                                                                                    --------
            MOVIES & ENTERTAINMENT (0.3%)
     8,950  Twenty-First Century Fox, Inc., "B"                                                          441
    19,420  Walt Disney Co.                                                                            2,035
                                                                                                    --------
                                                                                                       2,476
                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.2%)
     8,604  Darden Restaurants, Inc.                                                                $    921
    19,860  Starbucks Corp.                                                                              970
                                                                                                    --------
                                                                                                       1,891
                                                                                                    --------
            SPECIALTY STORES (0.0%)
     4,930  Tractor Supply Co.                                                                           377
                                                                                                    --------
            Total Consumer Discretionary                                                              34,410
                                                                                                    --------
            CONSUMER STAPLES (3.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
     9,330  Archer-Daniels-Midland Co.                                                                   428
    14,754  Ingredion, Inc.                                                                            1,633
                                                                                                    --------
                                                                                                       2,061
                                                                                                    --------
            BREWERS (0.0%)
     7,020  Molson Coors Brewing Co., "B"                                                                478
                                                                                                    --------
            DISTILLERS & VINTNERS (0.1%)
     9,702  Brown-Forman Corp., "B"                                                                      476
     2,070  Constellation Brands, Inc., "A"                                                              453
                                                                                                    --------
                                                                                                         929
                                                                                                    --------
            FOOD DISTRIBUTORS (0.1%)
    12,250  Sysco Corp.                                                                                  836
                                                                                                    --------
            FOOD RETAIL (0.1%)
    24,400  Kroger Co.                                                                                   694
                                                                                                    --------
            HEALTH CARE SERVICES (0.1%)
     7,520  CVS Health Corp.                                                                             484
                                                                                                    --------
            HOUSEHOLD PRODUCTS (1.1%)
    38,820  Church & Dwight Co., Inc.                                                                  2,064
    11,850  Clorox Co.                                                                                 1,603
    14,720  Kimberly-Clark Corp.                                                                       1,550
    55,378  Procter & Gamble Co.                                                                       4,323
                                                                                                    --------
                                                                                                       9,540
                                                                                                    --------
            HYPERMARKETS & SUPER CENTERS (0.1%)
     2,360  Costco Wholesale Corp.                                                                       493
                                                                                                    --------
            PACKAGED FOODS & MEATS (0.9%)
    68,460  Conagra Brands, Inc.                                                                       2,446
    18,340  General Mills, Inc.                                                                          812
    10,620  JM Smucker Co.                                                                             1,142
    13,030  Kellogg Co.                                                                                  910
    28,949  Tyson Foods, Inc., "A"                                                                     1,993
                                                                                                    --------
                                                                                                       7,303
                                                                                                    --------

================================================================================

4  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            PERSONAL PRODUCTS (0.1%)
     4,060  Estee Lauder Companies, Inc., "A"                                                       $    579
                                                                                                    --------
            SOFT DRINKS (0.4%)
    28,790  PepsiCo, Inc.                                                                              3,134
                                                                                                    --------
            TOBACCO (0.2%)
    29,040  Altria Group, Inc.                                                                         1,649
                                                                                                    --------
            Total Consumer Staples                                                                    28,180
                                                                                                    --------
            ENERGY (2.1%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    16,634  Chevron Corp.                                                                              2,103
    21,380  Exxon Mobil Corp.                                                                          1,769
     5,010  Occidental Petroleum Corp.                                                                   419
                                                                                                    --------
                                                                                                       4,291
                                                                                                    --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    39,090  Antero Resources Corp.(a)                                                                    835
    10,560  Apache Corp.                                                                                 494
     4,710  Cimarex Energy Co.                                                                           479
    28,040  ConocoPhillips                                                                             1,952
     4,660  Continental Resources, Inc.(a)                                                               302
     2,940  Diamondback Energy, Inc.                                                                     387
    15,410  Marathon Oil Corp.                                                                           321
    20,590  Newfield Exploration Co.(a)                                                                  623
    25,110  Range Resources Corp.                                                                        420
                                                                                                    --------
                                                                                                       5,813
                                                                                                    --------
            OIL & GAS REFINING & MARKETING (0.7%)
    21,270  HollyFrontier Corp.                                                                        1,456
    22,010  Marathon Petroleum Corp.                                                                   1,544
    23,390  Valero Energy Corp.                                                                        2,592
                                                                                                    --------
                                                                                                       5,592
                                                                                                    --------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    12,740  ONEOK, Inc.                                                                                  890
    19,290  Plains GP Holdings, LP, "A"                                                                  461
    22,060  Williams Companies, Inc.                                                                     598
                                                                                                    --------
                                                                                                       1,949
                                                                                                    --------
            Total Energy                                                                              17,645
                                                                                                    --------
            FINANCIALS (4.6%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     3,110  Affiliated Managers Group, Inc.                                                              462
       870  BlackRock, Inc.                                                                              434

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
    15,200  Franklin Resources, Inc.                                                                $    487
    16,310  SEI Investments Co.                                                                        1,020
     4,760  T. Rowe Price Group, Inc.                                                                    553
                                                                                                    --------
                                                                                                       2,956
                                                                                                    --------
            CONSUMER FINANCE (0.4%)
    47,680  Ally Financial, Inc.                                                                       1,252
     5,490  American Express Co.                                                                         538
     5,450  Capital One Financial Corp.                                                                  501
     9,120  Discover Financial Services                                                                  642
    14,250  Synchrony Financial                                                                          476
                                                                                                    --------
                                                                                                       3,409
                                                                                                    --------
            DIVERSIFIED BANKS (0.3%)
    24,810  Bank of America Corp.                                                                        700
    14,450  Citigroup, Inc.                                                                              967
    10,450  Wells Fargo & Co.                                                                            579
                                                                                                    --------
                                                                                                       2,246
                                                                                                    --------
            FINANCIAL EXCHANGES & DATA (0.3%)
     2,140  CME Group, Inc.                                                                              351
     3,970  Moody's Corp.                                                                                677
     3,100  MSCI, Inc.                                                                                   513
     3,440  S&P Global, Inc.                                                                             701
                                                                                                    --------
                                                                                                       2,242
                                                                                                    --------
            INVESTMENT BANKING & BROKERAGE (0.0%)
     7,300  Charles Schwab Corp.                                                                         373
                                                                                                    --------
            LIFE & HEALTH INSURANCE (0.6%)
    50,422  Aflac, Inc.                                                                                2,169
    14,020  Athene Holding Ltd., "A"(a)                                                                  614
     7,360  Principal Financial Group, Inc.                                                              390
     3,820  Prudential Financial, Inc.                                                                   357
    20,890  Torchmark Corp.                                                                            1,701
                                                                                                    --------
                                                                                                       5,231
                                                                                                    --------
            MULTI-LINE INSURANCE (0.4%)
    18,730  American Financial Group, Inc.                                                             2,010
    31,959  Loews Corp.                                                                                1,543
                                                                                                    --------
                                                                                                       3,553
                                                                                                    --------
            PROPERTY & CASUALTY INSURANCE (0.6%)
    21,387  Allstate Corp.                                                                             1,952
    21,420  Progressive Corp.                                                                          1,267
    15,557  Travelers Companies, Inc.                                                                  1,903
                                                                                                    --------
                                                                                                       5,122
                                                                                                    --------

================================================================================

6  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            REAL ESTATE SERVICES (0.1%)
     3,360  Jones Lang LaSalle, Inc.                                                                $    558
                                                                                                    --------
            REGIONAL BANKS (0.8%)
    26,450  BB&T Corp.                                                                                 1,334
     6,170  Comerica, Inc.                                                                               561
    44,120  Fifth Third Bancorp                                                                        1,266
     4,210  First Republic Bank                                                                          408
    29,410  Huntington Bancshares, Inc.                                                                  434
    49,670  Regions Financial Corp.                                                                      883
     9,900  SunTrust Banks, Inc.                                                                         654
     1,790  SVB Financial Group(a)                                                                       517
     6,090  Zions Bancorporation                                                                         321
                                                                                                    --------
                                                                                                       6,378
                                                                                                    --------
            REINSURANCE (0.1%)
     8,514  Reinsurance Group of America, Inc.                                                         1,137
                                                                                                    --------
            REITs - MORTGAGE (0.6%)
   110,112  AGNC Investment Corp.                                                                      2,047
   268,844  Annaly Capital Management, Inc.                                                            2,766
                                                                                                    --------
                                                                                                       4,813
                                                                                                    --------
            Total Financials                                                                          38,018
                                                                                                    --------
            HEALTH CARE (4.0%)
            ------------------
            BIOTECHNOLOGY (0.4%)
     2,632  Amgen, Inc.                                                                                  486
     2,580  Biogen, Inc.(a)                                                                              749
     3,850  Celgene Corp.(a)                                                                             306
    13,385  Gilead Sciences, Inc.                                                                        948
     1,140  Regeneron Pharmaceuticals, Inc.(a)                                                           393
     3,300  United Therapeutics Corp.(a)                                                                 373
                                                                                                    --------
                                                                                                       3,255
                                                                                                    --------
            HEALTH CARE DISTRIBUTORS (0.1%)
    11,240  Cardinal Health, Inc.                                                                        549
     3,220  McKesson Corp.                                                                               430
                                                                                                    --------
                                                                                                         979
                                                                                                    --------
            HEALTH CARE EQUIPMENT (0.5%)
    11,200  Abbott Laboratories                                                                          683
     6,350  Danaher Corp.                                                                                627
       870  Intuitive Surgical, Inc.(a)                                                                  416
     8,940  Medtronic plc                                                                                765
     5,630  ResMed, Inc.                                                                                 583

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
     2,560  Stryker Corp.                                                                           $    432
     6,670  Varian Medical Systems, Inc.(a)                                                              759
                                                                                                    --------
                                                                                                       4,265
                                                                                                    --------
            HEALTH CARE FACILITIES (0.3%)
    13,986  HCA Healthcare, Inc.                                                                       1,435
    11,040  Universal Health Services, Inc., "B"                                                       1,230
                                                                                                    --------
                                                                                                       2,665
                                                                                                    --------
            HEALTH CARE SERVICES (0.5%)
     7,971  Laboratory Corp. of America Holdings(a)                                                    1,431
    23,719  Quest Diagnostics, Inc.                                                                    2,608
                                                                                                    --------
                                                                                                       4,039
                                                                                                    --------
            HEALTH CARE SUPPLIES (0.1%)
     1,570  Align Technology, Inc.(a)                                                                    537
                                                                                                    --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
     9,470  Agilent Technologies, Inc.                                                                   586
     1,560  Illumina, Inc.(a)                                                                            436
     2,880  Thermo Fisher Scientific, Inc.                                                               596
     1,670  Waters Corp.(a)                                                                              323
                                                                                                    --------
                                                                                                       1,941
                                                                                                    --------
            MANAGED HEALTH CARE (0.8%)
     6,552  Anthem, Inc.                                                                               1,560
     9,510  Centene Corp.(a)                                                                           1,172
    10,877  Cigna Corp.                                                                                1,848
     7,010  UnitedHealth Group, Inc.                                                                   1,720
                                                                                                    --------
                                                                                                       6,300
                                                                                                    --------
            PHARMACEUTICALS (1.1%)
    11,990  Bristol-Myers Squibb Co.                                                                     663
    12,160  Eli Lilly & Co.                                                                            1,038
     2,340  Jazz Pharmaceuticals plc(a)                                                                  403
    26,130  Johnson & Johnson                                                                          3,171
    10,670  Mylan N.V.(a)                                                                                386
     4,400  Perrigo Co. plc                                                                              321
    68,420  Pfizer, Inc.                                                                               2,482
     8,360  Zoetis, Inc.                                                                                 712
                                                                                                    --------
                                                                                                       9,176
                                                                                                    --------
            Total Health Care                                                                         33,157
                                                                                                    --------
            INDUSTRIALS (2.4%)
            ------------------
            AEROSPACE & DEFENSE (0.8%)
     1,610  Boeing Co.                                                                                   540
     4,724  General Dynamics Corp.                                                                       881

================================================================================

8  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
     3,172  Huntington Ingalls Industries, Inc.                                                     $    688
     4,840  Lockheed Martin Corp.                                                                      1,430
     9,010  Raytheon Co.                                                                               1,740
     4,330  Rockwell Collins, Inc.                                                                       583
     6,460  United Technologies Corp.                                                                    808
                                                                                                    --------
                                                                                                       6,670
                                                                                                    --------
            AGRICULTURE & FARM MACHINERY (0.0%)
     6,370  AGCO Corp.                                                                                   387
                                                                                                    --------
            AIR FREIGHT & LOGISTICS (0.0%)
     4,530  CH Robinson Worldwide, Inc.                                                                  379
                                                                                                    --------
            AIRLINES (0.1%)
     9,730  Delta Air Lines, Inc.                                                                        482
     7,000  Southwest Airlines Co.                                                                       356
     4,440  United Continental Holdings, Inc.(a)                                                         310
                                                                                                    --------
                                                                                                       1,148
                                                                                                    --------
            BUILDING PRODUCTS (0.1%)
     6,210  Owens Corning                                                                                394
                                                                                                    --------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     4,440  Caterpillar, Inc.                                                                            602
     3,360  Cummins, Inc.                                                                                447
     7,390  PACCAR, Inc.                                                                                 458
                                                                                                    --------
                                                                                                       1,507
                                                                                                    --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,650  Acuity Brands, Inc.                                                                          307
     7,150  Eaton Corp. plc                                                                              534
                                                                                                    --------
                                                                                                         841
                                                                                                    --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    18,625  Republic Services, Inc.                                                                    1,273
    24,797  Waste Management, Inc.                                                                     2,017
                                                                                                    --------
                                                                                                       3,290
                                                                                                    --------
            INDUSTRIAL CONGLOMERATES (0.1%)
     5,910  Honeywell International, Inc.                                                                851
                                                                                                    --------
            INDUSTRIAL MACHINERY (0.2%)
     5,980  Dover Corp.                                                                                  438
     5,080  Ingersoll-Rand plc                                                                           456
    11,360  Pentair plc                                                                                  478
     2,350  Snap-on, Inc.                                                                                377
                                                                                                    --------
                                                                                                       1,749
                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            RAILROADS (0.1%)
     3,190  Union Pacific Corp.                                                                     $    452
                                                                                                    --------
            RESEARCH & CONSULTING SERVICES (0.1%)
     4,810  Verisk Analytics, Inc.(a)                                                                    518
                                                                                                    --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
     4,620  United Rentals, Inc.(a)                                                                      682
     1,030  WW Grainger, Inc.                                                                            318
                                                                                                    --------
                                                                                                       1,000
                                                                                                    --------
            TRUCKING (0.1%)
     1,890  AMERCO                                                                                       673
     2,800  Old Dominion Freight Line, Inc.                                                              417
                                                                                                    --------
                                                                                                       1,090
                                                                                                    --------
            Total Industrials                                                                         20,276
                                                                                                    --------
            INFORMATION TECHNOLOGY (8.0%)
            -----------------------------
            APPLICATION SOFTWARE (0.6%)
     2,400  Adobe Systems, Inc.(a)                                                                       585
    21,800  Citrix Systems, Inc.(a)                                                                    2,285
     7,740  Intuit, Inc.                                                                               1,581
     3,730  salesforce.com, Inc.(a)                                                                      509
     3,780  Splunk, Inc.(a)                                                                              375
                                                                                                    --------
                                                                                                       5,335
                                                                                                    --------
            COMMUNICATIONS EQUIPMENT (0.5%)
     1,350  Arista Networks, Inc.(a)                                                                     348
    18,470  Cisco Systems, Inc.                                                                          795
    12,100  F5 Networks, Inc.(a)                                                                       2,087
    26,550  Juniper Networks, Inc.                                                                       728
     2,090  Palo Alto Networks, Inc.(a)                                                                  429
                                                                                                    --------
                                                                                                       4,387
                                                                                                    --------
            DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
     4,120  Alliance Data Systems Corp.                                                                  961
     8,490  Automatic Data Processing, Inc.                                                            1,139
    22,080  Broadridge Financial Solutions, Inc.                                                       2,541
    43,500  First Data Corp., "A"(a)                                                                     910
    35,180  Fiserv, Inc.(a)                                                                            2,606
     4,660  FleetCor Technologies, Inc.(a)                                                               982
    16,250  Jack Henry & Associates, Inc.                                                              2,118
    11,500  Mastercard, Inc., "A"                                                                      2,260
    27,720  Paychex, Inc.                                                                              1,895
    36,520  Sabre Corp.                                                                                  900
     6,400  Square, Inc., "A"(a)                                                                         394

================================================================================

10  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
    12,268  Total System Services, Inc.                                                             $  1,037
    10,930  Visa, Inc., "A"                                                                            1,448
    29,210  Western Union Co                                                                             594
     6,930  Worldpay, Inc., "A"(a)                                                                       567
                                                                                                    --------
                                                                                                      20,352
                                                                                                    --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     8,440  FLIR Systems, Inc.                                                                           439
                                                                                                    --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    23,146  Flex Ltd.(a)                                                                                 327
     8,100  TE Connectivity Ltd.                                                                         729
                                                                                                    --------
                                                                                                       1,056
                                                                                                    --------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
     2,510  Electronic Arts, Inc.(a)                                                                     354
                                                                                                    --------
            INTERNET SOFTWARE & SERVICES (0.5%)
     4,850  Akamai Technologies, Inc.(a)                                                                 355
    42,301  eBay, Inc.(a)                                                                              1,534
    16,730  VeriSign, Inc.(a)                                                                          2,299
                                                                                                    --------
                                                                                                       4,188
                                                                                                    --------
            IT CONSULTING & OTHER SERVICES (1.4%)
    21,390  Accenture plc, "A"                                                                         3,499
    35,720  Cognizant Technology Solutions Corp., "A"                                                  2,821
    24,100  DXC Technology Co.                                                                         1,943
    13,100  International Business Machines Corp.                                                      1,830
    25,320  Leidos Holdings, Inc.                                                                      1,494
     7,835  Perspecta, Inc.                                                                              161
                                                                                                    --------
                                                                                                      11,748
                                                                                                    --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     2,730  Lam Research Corp.                                                                           472
                                                                                                    --------
            SEMICONDUCTORS (0.5%)
    34,340  Intel Corp.                                                                                1,707
     9,490  Micron Technology, Inc.(a)                                                                   498
     1,690  NVIDIA Corp.                                                                                 400
     4,820  Skyworks Solutions, Inc.                                                                     466
     8,250  Texas Instruments, Inc.                                                                      909
     8,687  Xilinx, Inc.                                                                                 567
                                                                                                    --------
                                                                                                       4,547
                                                                                                    --------
            SYSTEMS SOFTWARE (1.0%)
    78,000  CA, Inc.                                                                                   2,781
     5,690  Fortinet, Inc.(a)                                                                            355

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
    21,580  Microsoft Corp.                                                                         $  2,128
    32,764  Oracle Corp.                                                                               1,443
     5,290  Red Hat, Inc.(a)                                                                             711
     2,620  ServiceNow, Inc.(a)                                                                          452
     2,090  VMware, Inc., "A"(a)                                                                         307
                                                                                                    --------
                                                                                                       8,177
                                                                                                    --------
            TECHNOLOGY DISTRIBUTORS (0.3%)
    17,790  Arrow Electronics, Inc.(a)                                                                 1,339
    10,330  CDW Corp.                                                                                    835
                                                                                                    --------
                                                                                                       2,174
                                                                                                    --------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.4%)
    46,700  Hewlett Packard Enterprise Co.                                                               682
    14,633  NetApp, Inc.                                                                               1,149
     6,280  Seagate Technology plc                                                                       355
     9,090  Western Digital Corp.                                                                        704
                                                                                                    --------
                                                                                                       2,890
                                                                                                    --------
            Total Information Technology                                                              66,119
                                                                                                    --------
            MATERIALS (0.6%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     6,540  LyondellBasell Industries N.V., "A"                                                          718
                                                                                                    --------
            DIVERSIFIED CHEMICALS (0.1%)
    10,293  Eastman Chemical Co.                                                                       1,029
                                                                                                    --------
            INDUSTRIAL GASES (0.1%)
     2,920  Praxair, Inc.                                                                                462
                                                                                                    --------
            PAPER PACKAGING (0.1%)
     3,750  Avery Dennison Corp.                                                                         383
     6,550  WestRock Co.                                                                                 373
                                                                                                    --------
                                                                                                         756
                                                                                                    --------
            SPECIALTY CHEMICALS (0.1%)
     2,960  Celanese Corp., "A"                                                                          329
     9,210  PPG Industries, Inc.                                                                         955
                                                                                                    --------
                                                                                                       1,284
                                                                                                    --------
            STEEL (0.1%)
     5,130  Nucor Corp.                                                                                  321
     9,360  Steel Dynamics, Inc.                                                                         430
                                                                                                    --------
                                                                                                         751
                                                                                                    --------
            Total Materials                                                                            5,000
                                                                                                    --------

================================================================================

12  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            REAL ESTATE (1.8%)
            ------------------
            REITs - DIVERSIFIED (0.3%)
    31,353  Liberty Property Trust                                                                  $  1,390
   120,410  VEREIT, Inc.                                                                                 896
                                                                                                    --------
                                                                                                       2,286
                                                                                                    --------
            REITs - HEALTH CARE (0.2%)
    31,134  Ventas, Inc.                                                                               1,773
                                                                                                    --------
            REITs - INDUSTRIAL (0.1%)
    15,381  Prologis, Inc.                                                                             1,010
                                                                                                    --------
            REITs - OFFICE (0.0%)
     4,300  SL Green Realty Corp.                                                                        432
                                                                                                    --------
            REITs - RESIDENTIAL (0.8%)
    13,120  AvalonBay Communities, Inc.                                                                2,255
    28,030  Equity Residential                                                                         1,785
     4,407  Essex Property Trust, Inc.                                                                 1,054
    18,270  Mid-America Apartment Communities, Inc.                                                    1,839
                                                                                                    --------
                                                                                                       6,933
                                                                                                    --------
            REITs - RETAIL (0.2%)
    22,610  Brixmor Property Group, Inc.                                                                 394
    14,830  Regency Centers Corp.                                                                        921
                                                                                                    --------
                                                                                                       1,315
                                                                                                    --------
            REITs - SPECIALIZED (0.2%)
     4,180  Public Storage                                                                               948
    14,640  Weyerhaeuser Co.                                                                             534
                                                                                                    --------
                                                                                                       1,482
                                                                                                    --------
            Total Real Estate                                                                         15,231
                                                                                                    --------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.1%)
    11,020  Zayo Group Holdings, Inc.(a)                                                                 402
                                                                                                    --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    69,028  AT&T, Inc.                                                                                 2,216
    41,340  Verizon Communications, Inc.                                                               2,080
                                                                                                    --------
                                                                                                       4,296
                                                                                                    --------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     6,200  T-Mobile US, Inc.(a)                                                                         371
                                                                                                    --------
            Total Telecommunication Services                                                           5,069
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            UTILITIES (2.0%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
    33,790  American Electric Power Co., Inc.                                                       $  2,340
     7,330  Entergy Corp.                                                                                592
    15,970  Eversource Energy                                                                            936
    23,190  Exelon Corp.                                                                                 988
     3,730  NextEra Energy, Inc.                                                                         623
    21,805  Pinnacle West Capital Corp.                                                                1,757
    13,760  PPL Corp.                                                                                    393
                                                                                                    --------
                                                                                                       7,629
                                                                                                    --------
            MULTI-UTILITIES (1.1%)
    21,670  Ameren Corp.                                                                               1,319
    47,070  CMS Energy Corp.                                                                           2,225
    34,947  Consolidated Edison, Inc.                                                                  2,725
    11,390  Public Service Enterprise Group, Inc.                                                        617
    25,740  WEC Energy Group, Inc.                                                                     1,664
                                                                                                    --------
                                                                                                       8,550
                                                                                                    --------
            Total Utilities                                                                           16,179
                                                                                                    --------
            Total Common Stocks (cost: $266,203)                                                     279,284
                                                                                                    --------

            EXCHANGE-TRADED FUNDS (12.7%)
   100,000  Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF                                         5,475
   104,500  Invesco FTSE RAFI U.S. 1000 ETF(b)                                                        11,767
    55,600  iShares Edge MSCI USA Momentum Factor ETF(b)                                               6,099
   253,500  iShares Edge MSCI USA Quality Factor ETF                                                  21,154
   335,000  iShares Edge MSCI USA Size Factor ETF                                                     28,123
   114,100  iShares Edge MSCI USA Value Factor ETF                                                     9,426
   626,000  Schwab Fundamental U.S. Large Co. Index ETF(b)                                            23,375
                                                                                                    --------
            Total Exchange-Traded Funds (cost: $84,605)                                              105,419
                                                                                                    --------

            INTERNATIONAL EXCHANGE-TRADED FUNDS (46.8%)
    72,200  Goldman Sachs ActiveBeta Emerging Markets Equity ETF                                       2,396
   120,000  Goldman Sachs ActiveBeta International Equity ETF                                          3,526
   895,968  Invesco FTSE RAFI Developed Markets ex-US ETF(b)                                          38,518
 1,017,200  Invesco FTSE RAFI Emerging Markets ETF                                                    21,025
   364,100  iShares Core MSCI EAFE ETF                                                                23,073
   235,800  iShares Core MSCI Emerging Markets ETF                                                    12,382
 1,733,200  iShares Edge MSCI Min Vol EAFE ETF                                                       123,300
   769,300  iShares Edge MSCI Min Vol Emerging Markets ETF                                            44,496
    26,500  iShares MSCI Japan ETF                                                                     1,535
    51,700  JPMorgan Diversified Return Emerging Markets Equity ETF                                    2,791
   564,200  Schwab Fundamental Emerging Markets Large Company Index ETF                               15,617

================================================================================

14  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
 1,572,900  Schwab Fundamental International Large Company Index ETF                                $ 46,463
   622,200  Schwab Fundamental International Small Company Index ETF                                  21,696
    43,300  USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c)                               2,029
    53,100  USAA MSCI International Value Momentum Blend Index ETF(c)                                  2,567
   469,300  Vanguard FTSE Developed Markets ETF                                                       20,133
   153,200  Vanguard FTSE Emerging Markets ETF                                                         6,465
                                                                                                    --------
            Total International Exchange-Traded Funds (cost: $356,736)                               388,012
                                                                                                    --------
            Total Equity Securities (cost: $707,544)                                                 772,715
                                                                                                    --------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------
            BONDS (4.6%)

            U.S. TREASURY SECURITIES (4.6%)

            BONDS (0.6%)(d)
$    5,000  3.00%, 05/15/2047(e)                                                                       5,016
                                                                                                    --------
            NOTES (4.0%)(d)
    34,000  1.88%, 04/30/2022(f)                                                                      32,997
                                                                                                    --------
            Total U.S. Treasury Securities (cost: $39,308)                                            38,013
                                                                                                    --------
            Total Bonds (cost: $39,308)                                                               38,013
                                                                                                    --------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.0%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)
16,054,228  State Street Institutional Treasury Money Market Fund Premier
              Class, 1.74%(e),(g) (cost: $16,054)                                                     16,054
                                                                                                    --------

            SHORT-TERM INVESTMENTS PURCHASED WITH
            CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
    12,425  Federated Government Obligations Fund Institutional Class, 1.79%(g)                           13
     2,071  Fidelity Government Portfolio Class I, 1.79%(g)                                                2
 4,089,254  Goldman Sachs Financial Square Government Fund
              Institutional Class, 1.84%(g)                                                            4,089
   839,850  HSBC US Government Money Market Fund
              Institutional Class, 1.83%(g)                                                              840
   899,050  Invesco Government & Agency Portfolio
              Institutional Class, 1.83%(g)                                                              899

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
    52,275   Western Asset Institutional Government Reserves
               Institutional Class, 1.80%(g)                                                        $     52
                                                                                                    --------
             Total Short-Term Investments Purchased with Cash Collateral from
               Securities Loaned (cost: $5,895)                                                        5,895
                                                                                                    --------

             TOTAL INVESTMENTS (COST: $768,801)                                                     $832,677
                                                                                                    ========

------------------------------------------------------------------------------------------------------------
                                                                                    NOTIONAL          MARKET
NUMBER OF                                           EXERCISE       EXPIRATION        AMOUNT            VALUE
CONTRACTS   DESCRIPTION                              PRICE            DATE           (000)             (000)
------------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
        45  Put - S&P 500 Index                     $2,450          9/21/2018     USD  20,932         $   86
        77  Put - S&P 500 Index                      2,400          9/21/2018     USD  12,233            116
        28  Put - S&P 500 Index                      2,400         12/21/2018     USD   7,611            106
       103  Put - S&P 500 Index                      2,500         12/21/2018     USD  27,999            534
        68  Put - S&P 500 Index                      2,450         12/21/2018     USD  18,485            292
                                                                                                      ------

            TOTAL PURCHASED OPTIONS (COST: $1,338)                                                    $1,134
                                                                                                      ======

            WRITTEN OPTIONS (0.0%)
       (38) Put - S&P 500 Index                     $2,275          9/21/2018     USD (10,330)        $  (35)
       (50) Put - S&P 500 Index                      2,200          9/21/2018     USD (13,592)           (35)
                                                                                                      ------

            TOTAL WRITTEN OPTIONS (COST: $454)                                                        $  (70)
                                                                                                      ======

-----------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
                                                                    NOTIONAL     CONTRACT     APPRECIATION/
NUMBER OF                                          EXPIRATION        AMOUNT       VALUE      (DEPRECIATION)
CONTRACTS  DESCRIPTION                                DATE           (000)        (000)               (000)
-----------------------------------------------------------------------------------------------------------
           FUTURES (6.4%)
           LONG FUTURES
           EQUITY CONTRACTS
      108  E-mini S&P 500                          9/21/2018     USD     14,878  $ 14,697            $  (181)
      367  Euro Stoxx 50                           9/21/2018     EUR     12,761    14,533               (369)
      150  TOPIX Index                             9/13/2018     JPY  2,662,415    23,445               (602)
                                                                                 --------            -------
           TOTAL LONG FUTURES                                                    $ 52,675            $(1,152)
                                                                                 --------            -------

           TOTAL FUTURES                                                         $ 52,675            $(1,152)
                                                                                 ========            =======

================================================================================

16  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ in 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1          LEVEL 2          LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $279,284               $-               $-          $279,284
  Exchange-Traded Funds                         105,419                -                -           105,419
  International Exchange-Traded Funds           388,012                -                -           388,012
Bonds:
  U.S. Treasury Securities                       38,013                -                -            38,013
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                 16,054                -                -            16,054
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                  5,895                -                -             5,895
Options:
  Put Options Purchased                           1,134                -                -             1,134
-----------------------------------------------------------------------------------------------------------
Total                                          $833,811               $-               $-          $833,811
-----------------------------------------------------------------------------------------------------------

LIABILITIES                                     LEVEL 1          LEVEL 2          LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------------
Options:
  Put Options Written                          $    (70)              $-               $-          $    (70)
Futures(1)                                       (1,152)               -                -            (1,152)
-----------------------------------------------------------------------------------------------------------
Total                                          $ (1,222)              $-               $-          $ (1,222)
-----------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.8% of net assets at June 30, 2018.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o  SPECIFIC NOTES

   (a) Non-income-producing security.

   (b) The security, or a portion thereof, was out on loan as of June 30, 2018.

================================================================================

18  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   (c) Investment in affiliated exchange-traded fund.

   (d) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2018.

   (f) Securities with a value of $2,911,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (g) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $5,785) (cost of $763,640)                                        $828,081
   Investments in affiliated underlying funds, at market value (cost: $5,161)         4,596
   Purchased options, at market value (cost of $1,338)                                1,134
   Cash                                                                                   5
   Cash denominated in foreign currencies (identified cost of $1,448)                 1,435
   Receivables:
      Capital shares sold                                                                 1
      USAA Asset Management Company (Note 7)                                             11
      Dividends and interest                                                            889
      Other                                                                               5
                                                                                   --------
         Total assets                                                               836,157
                                                                                   --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                5,895
   Written options, at market value (premiums received of $454)                          70
   Variation margin on futures contracts                                              1,151
   Accrued management fees                                                              414
   Accrued transfer agent's fees                                                          1
   Other accrued expenses and payables                                                   75
                                                                                   --------
         Total liabilities                                                            7,606
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $828,551
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $736,193
   Accumulated undistributed net investment income                                    6,406
   Accumulated net realized gain on investments, options, and
      futures transactions                                                           23,061
   Net unrealized appreciation of investments, options, and futures contracts        62,904
   Net unrealized depreciation of foreign currency translations                         (13)
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $828,551
                                                                                   ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $11,482/1,083 capital shares outstanding,
         no par value)                                                             $  10.61
                                                                                   ========
      Institutional Shares (net assets of $817,069/76,173 capital shares
         outstanding, no par value)                                                $  10.73
                                                                                   ========

See accompanying notes to financial statement.

================================================================================

20  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends from unaffiliated investments                                         $  8,867
   Dividends from affiliated investments                                                 39
   Interest                                                                             389
   Securities lending (net)                                                              46
                                                                                   --------
      Total income                                                                    9,341
                                                                                   --------
EXPENSES
   Management fees                                                                    2,511
   Administration and servicing fees:
      Fund Shares                                                                         9
      Institutional Shares                                                              206
   Transfer agent's fees:
      Fund Shares                                                                         7
      Institutional Shares                                                              206
   Custody and accounting fees:
      Fund Shares                                                                         2
      Institutional Shares                                                               75
   Postage:
      Fund Shares                                                                         1
   Shareholder reporting fees:
      Fund Shares                                                                         3
   Trustees' fees                                                                        16
   Registration fees:
      Fund Shares                                                                        14
      Institutional Shares                                                               15
   Professional fees                                                                     62
   Other                                                                                  8
                                                                                   --------
         Total expenses                                                               3,135
   Expenses reimbursed:
      Fund Shares                                                                       (20)
      Institutional Shares                                                             (180)
                                                                                   --------
         Net expenses                                                                 2,935
                                                                                   --------
NET INVESTMENT INCOME                                                                 6,406
                                                                                   --------

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                  $ 10,498
      Foreign currency transactions                                                     139
      Options                                                                          (736)
      Futures transactions                                                              316
   Change in net unrealized appreciation/(depreciation) of:
      Unaffiliated investments                                                      (24,202)
      Affiliated investments (Note 9)                                                  (593)
      Foreign currency translations                                                     (21)
      Options                                                                           581
      Futures contracts                                                              (1,115)
                                                                                   --------
         Net realized and unrealized loss                                           (15,133)
                                                                                   --------
   Decrease in net assets resulting from operations                                $ (8,727)
                                                                                   ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

-------------------------------------------------------------------------------------------

                                                                     6/30/2018   12/31/2017
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $  6,406     $ 11,877
   Net realized gain on investments                                     10,498       21,723
   Net realized gain on foreign currency transactions                      139            9
   Net realized loss on options                                           (736)      (3,243)
   Net realized gain on futures transactions                               316        3,598
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                      (24,795)      90,512
      Foreign currency translations                                        (21)          10
      Options                                                              581         (242)
      Futures contracts                                                 (1,115)         (37)
                                                                      ---------------------
      Increase (decrease) in net assets resulting from operations       (8,727)     124,207
                                                                      ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                            -         (146)
      Institutional Shares                                                   -      (12,441)
                                                                      ---------------------
         Total distributions of net investment income                        -      (12,587)
                                                                      ---------------------
   Net realized gains:
      Fund Shares                                                            -          (50)
      Institutional Shares                                                   -       (3,698)
                                                                      ---------------------
         Total distributions of net realized gains                           -       (3,748)
                                                                      ---------------------
      Distributions to shareholders                                          -      (16,335)
                                                                      ---------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                             343       (5,110)
   Institutional Shares                                                  1,462      423,103
                                                                      ---------------------
      Total net increase in net assets from capital
         share transactions                                              1,805      417,993
                                                                      ---------------------
   Net increase (decrease) in net assets                                (6,922)     525,865

NET ASSETS
   Beginning of period                                                 835,473      309,608
                                                                      ---------------------
   End of period                                                      $828,551     $835,473
                                                                      =====================
Accumulated undistributed net investment income:
   End of period                                                      $  6,406     $      -
                                                                      =====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve

================================================================================

24  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

      official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

26  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   6. Repurchase agreements are valued at cost.

   7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

================================================================================

28  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is

================================================================================

30  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2018* (IN THOUSANDS)

                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
   ------------------------------------------------------------------------------------------------------
                               STATEMENT OF                           STATEMENT OF
   DERIVATIVES NOT             ASSETS AND                             ASSETS AND
   ACCOUNTED FOR AS            LIABILITIES                            LIABILITIES
   HEDGING INSTRUMENTS         LOCATION          FAIR VALUE           LOCATION                 FAIR VALUE
   ------------------------------------------------------------------------------------------------------
   Equity contracts            Purchased           $1,134            Written options;           $1,222**
                               options                               Net unrealized
                                                                     depreciation of
                                                                     investments, options,
                                                                     and futures contracts
   ------------------------------------------------------------------------------------------------------
   Total                                           $1,134                                       $1,222
   ------------------------------------------------------------------------------------------------------

    * For open derivative instruments as of June 30, 2018, see the Portfolio of Investments.

   ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                                          CHANGE IN
                                                                                          UNREALIZED
   DERIVATIVES NOT                                                                        APPRECIATION/
   ACCOUNTED FOR AS              STATEMENT OF                 REALIZED GAIN(LOSS)         (DEPRECIATION)
   HEDGING INSTRUMENTS           OPERATIONS LOCATION          ON DERIVATIVES              ON DERIVATIVES
   -----------------------------------------------------------------------------------------------------
   Equity contracts              Net realized gain (loss)            $420                     $534
                                 on Options and Futures
                                 transactions / Change
                                 in net unrealized
                                 appreciation/
                                 (depreciation) of
                                 Options and Futures
                                 contracts
   -----------------------------------------------------------------------------------------------------
   Total                                                             $420                     $534
   -----------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

32  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

34  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 1.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $72,353,000 and $8,477,000, respectively, resulting in net unrealized appreciation of $63,876,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $186,505,000 and $188,784,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                      NON-CASH COLLATERAL                CASH COLLATERAL
------------------------------------------------------------------------------------
     $5,785,000                           $-                            $5,895,000
------------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or

================================================================================

36  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH PERIOD ENDED         YEAR ENDED
                                             JUNE 30, 2018          DECEMBER 31, 2017
                                        ---------------------------------------------
                                        SHARES          AMOUNT     SHARES      AMOUNT
                                        ---------------------------------------------
FUND SHARES:
Shares sold                                224         $ 2,428        295    $  2,983
Shares issued from reinvested
  dividends                                  -               -         18         196
Shares redeemed                           (193)         (2,085)      (808)     (8,289)
                                        ---------------------------------------------
Net increase (decrease) from capital
  share transactions                        31            $343       (495)   $ (5,110)
                                        =============================================
INSTITUTIONAL SHARES:
Shares sold                                140         $ 1,538     42,694    $412,711
Shares issued from reinvested
  dividends                                  -               -      1,492      16,139
Shares redeemed                             (7)            (76)      (548)     (5,747)
                                        ---------------------------------------------
Net increase from capital
  share transactions                       133         $ 1,462     43,638    $423,103
                                        =============================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended June 30, 2018, the Fund had no subadviser(s).

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets. For the six-month period ended June 30, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $2,511,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

In addition, the Fund invests in affiliated USAA exchange-traded fund(s)(ETFs). The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six month period ended June 30, 2018, the Fund's management fee was reimbursed by the Manager in an amount of $5,000, of which $1,000 was receivable from the Manager.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.05% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $9,000 and $206,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of the Fund Shares and the Institutional Shares to 0.90% and 0.70%, respectively, of their average net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2019 without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund incurred reimbursable expenses for the Fund Shares and the Institutional Shares of $20,000 and $180,000 respectively, of which $11,000 was receivable from the Manager, which includes affiliated ETF(s) management fee reimbursement expenses and receivable.

================================================================================

38  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $7,000 and $206,000, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                   OWNERSHIP %
----------------------------------------------------------------------------------
Target Retirement Income                                                   3.5
Target Retirement 2020                                                     9.6
Target Retirement 2030                                                    26.7
Target Retirement 2040                                                    35.4
Target Retirement 2050                                                    21.3
Target Retirement 2060                                                     2.1

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the USAA Funds' net assets. At June 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

AFFILIATED USAA FUND                                                                 OWNERSHIP %
------------------------------------------------------------------------------------------------
MSCI Emerging Markets Value Momentum Blend Index ETF                                     1.3
MSCI International Value Momentum Blend Index ETF                                        0.9

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of June 30, 2018:

                                                                                   CHANGE
                                                                                   IN NET
($ IN 000s)                                       REALIZED      CAPITAL          UNREALIZED
AFFILIATED       PURCHASE    SALES     DIVIDEND     GAIN         GAIN           APPRECIATION/      MARKET VALUE
USAA FUND         COST(A)   PROCEEDS    INCOME     (LOSS)    DISTRIBUTIONS      DEPRECIATION    12/31/17   06/30/18
-------------------------------------------------------------------------------------------------------------------
MSCI
 Emerging
 Markets
 Value
 Momentum
 Blend
 Index ETF        $1,908       $-         $ 7        $-            $-              $(305)         $426       $2,029

MSCI
 International
 Value
 Momentum
 Blend
 Index ETF         2,438        -          32         -             -               (288)          417        2,567
-------------------------------------------------------------------------------------------------------------------
TOTAL             $4,346       $-         $39        $-            $-              $(593)         $843       $4,596
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(10) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following

================================================================================

40  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                           NET REALIZED
                                                            COST TO        GAIN (LOSS) TO
SELLER                        PURCHASER                     PURCHASER      SELLER
-----------------------------------------------------------------------------------------
Target Managed Allocation     Global Managed Volatility     $2,998,000     $636,000

(11) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED                                                  PERIOD ENDED
                                          JUNE 30,             YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                        --------------------------------------------------------------------------
                                            2018          2017        2016       2015          2014        2013***
                                        -----------------------------------------------------------------------
Net asset value at
  beginning of period                    $ 10.73       $  9.03     $  8.59    $  8.97       $ 11.14     $ 10.46
                                         ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                      .14           .13(a)      .13(a)     .10(a)        .17(a)      .07(a)
  Net realized and
    unrealized gain (loss)                  (.26)         1.76(a)      .42(a)    (.40)(a)      (.37)(a)     .62(a)
                                         ----------------------------------------------------------------------
Total from investment
  operations                                (.12)         1.89(a)      .55(a)    (.30)(a)      (.20)(a)     .69(a)
                                         ----------------------------------------------------------------------
Less distributions from:
  Net investment income                        -          (.14)       (.11)      (.08)         (.84)       (.01)
  Realized capital gains                       -          (.05)          -          -         (1.13)          -
                                         ----------------------------------------------------------------------
Total distributions                            -          (.19)       (.11)      (.08)        (1.97)       (.01)
                                         ----------------------------------------------------------------------
Net asset value at
  end of period                          $ 10.61       $ 10.73     $  9.03    $  8.59       $  8.97     $ 11.14
                                         ======================================================================
Total return (%)*                          (1.12)        20.95        6.39      (3.28)        (2.02)       6.61
Net assets at end
  of period (000)                        $11,482       $11,284     $13,964    $15,911       $23,300     $10,771
Ratios to average net assets:**
  Expenses (%)(i)                            .90(c)        .90         .89        .90(h)       1.07(d)     1.10(b),(c)
  Expenses, excluding
    reimbursements (%)(i)                   1.25(c)       1.09        1.13       1.15          1.25        1.34(b),(c)
  Net investment income (%)                 1.34(c)       1.30        1.48       1.14          1.60        1.29(c)
Portfolio turnover (%)                        22            48(g)        9         16(f)        147(e)       92

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $11,677,000.
*** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective November 24, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.10% of the Fund Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder redemptions.
(f) Reflects a return to normal trading levels after a prior year transition.
(g) Reflects increase trading activity due to large shareholder inflows.
(h) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets.
(i) Does not include acquired fund fees, if any.

================================================================================

42  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                       YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------
                                    2018          2017          2016          2015          2014           2013
                                -------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  10.84      $   9.12      $   8.69      $   9.08       $ 11.16       $   9.96
                                -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .08           .18(a)        .16(a)        .14(a)        .20(a)         .21
  Net realized and
    unrealized gain (loss)          (.19)         1.76(a)        .40(a)       (.44)(a)      (.33)(a)       1.00
                                -------------------------------------------------------------------------------
Total from investment
  operations                        (.11)         1.94(a)        .56(a)       (.30)(a)      (.13)(a)       1.21
                                -------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.17)         (.13)         (.09)         (.82)          (.01)
  Realized capital gains               -          (.05)            -             -         (1.13)             -
                                -------------------------------------------------------------------------------
Total distributions                    -          (.22)         (.13)         (.09)        (1.95)          (.01)
                                -------------------------------------------------------------------------------
Net asset value at
  end of period                 $  10.73      $  10.84      $   9.12      $   8.69       $  9.08       $  11.16
                                ===============================================================================
Total return (%)*                  (1.01)        21.24          6.46         (3.27)        (1.39)         12.17
Net assets at
  end of period (000)           $817,069      $824,189      $295,644      $189,078       $57,938       $342,962
Ratios to average net assets:**
  Expenses (%) (i)                   .70(h)        .72(f)        .78           .80           .87(c)         .82(b)
  Expenses, excluding
    reimbursements (%)(i)            .74(h)        .76           .81           .88           .87            .82(b)
  Net investment income (%)         1.53(h)       1.79          1.85          1.61          1.76           1.72
Portfolio turnover (%)                22            48(g)          9            16(e)        147(d)          92

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $832,618,000.
*** Effective July 12, 2013, the existing share class was designated "Global
    Managed Volatility Fund Institutional Shares (Institutional Shares)".
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Effective November 24, 2014, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.80% of the Institutional Shares' average net assets.
(d) Reflects increased trading activity due to large shareholder redemptions.
(e) Reflects a return to normal trading levels after a prior year transition.
(f) Prior to May 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average net assets. Reflects a return to normal trading levels after a prior year transition.
(g) Reflects increased trading activity due to large shareholder inflows.
(h) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(i) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  43

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

44  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          JANUARY 1, 2018 -
                                       JANUARY 1, 2018        JUNE 30, 2018            JUNE 30, 2018
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $  988.80                  $4.44

Hypothetical
 (5% return before expenses)               1,000.00              1,020.33                   4.51

INSTITUTIONAL SHARES
Actual                                     1,000.00                989.90                   3.45

Hypothetical
 (5% return before expenses)               1,000.00              1,021.32                   3.51

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares and 0.70% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.12)% for Fund Shares and (1.01)% for Institutional Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

46  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among

================================================================================

48  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers and reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including underlying expenses and after any reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three- year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one- and three-year periods ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

50  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
88395-0818                                   (C)2018, USAA. All rights reserved.


LOGO OF USAA
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA NASDAQ-100 INDEX FUND
        FUND SHARES (USNQX) o R6 SHARES (URNQX)
        JUNE 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   2

    Notes to Portfolio of Investments                                          9

    Financial Statements                                                      10

    Notes to Financial Statements                                             14

    Financial Highlights                                                      28

EXPENSE EXAMPLE                                                               30

ADVISORY AGREEMENT(S)                                                         32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/18 o
                               (% of Net Assets)

Apple, Inc. .............................................................  11.0%
Amazon.com, Inc. ........................................................  10.0%
Microsoft Corp. .........................................................   9.1%
Facebook, Inc., "A" .....................................................   5.6%
Alphabet, Inc., "C" .....................................................   4.7%
Alphabet, Inc., "A" .....................................................   4.1%
Intel Corp. .............................................................   2.8%
Cisco Systems, Inc. .....................................................   2.4%
Netflix, Inc. ...........................................................   2.1%
Comcast Corp., "A" ......................................................   1.8%

                         o SECTOR ALLOCATION* - 6/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     58.6%
CONSUMER DISCRETIONARY                                                     22.2%
HEALTH CARE                                                                 8.9%
CONSUMER STAPLES                                                            3.9%
INDUSTRIALS                                                                 1.9%
TELECOMMUNICATION SERVICES                                                  0.8%

                                 [END PIE CHART]

*Does not include futures, money market instruments, or short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund, and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (96.3%)

             COMMON STOCKS (96.3%)

             CONSUMER DISCRETIONARY (22.2%)
             ------------------------------
             APPAREL RETAIL (0.4%)
    86,750   Ross Stores, Inc.                                                                     $    7,352
                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (0.7%)
    38,905   Tesla, Inc.(a),(b)                                                                        13,342
                                                                                                   ----------
             AUTOMOTIVE RETAIL (0.3%)
    18,768   O'Reilly Automotive, Inc.(a)                                                               5,134
                                                                                                   ----------
             CABLE & SATELLITE (3.4%)
    54,411   Charter Communications, Inc., "A"(a)                                                      15,954
 1,052,221   Comcast Corp., "A"                                                                        34,523
    52,462   DISH Network Corp., "A"(a)                                                                 1,763
    49,639   Liberty Global plc, "A"(a)                                                                 1,367
   130,645   Liberty Global plc, "C"(a)                                                                 3,477
 1,026,252   Sirius XM Holdings, Inc.(b)                                                                6,948
                                                                                                   ----------
                                                                                                       64,032
                                                                                                   ----------
             CASINOS & GAMING (0.2%)
    24,881   Wynn Resorts Ltd.                                                                          4,164
                                                                                                   ----------
             GENERAL MERCHANDISE STORES (0.3%)
    54,478   Dollar Tree, Inc.(a)                                                                       4,631
                                                                                                   ----------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
    80,964   Marriott International, Inc., "A"                                                         10,250
                                                                                                   ----------
             INTERNET & DIRECT MARKETING RETAIL (14.2%)
   111,181   Amazon.com, Inc.(a),(c)                                                                  188,985
    11,038   Booking Holdings, Inc.(a)                                                                 22,375
   106,751   Ctrip.com International Ltd. ADR(a)                                                        5,085
    31,471   Expedia Group, Inc.                                                                        3,783
   211,406   JD.com, Inc. ADR(a)                                                                        8,234
    99,602   Netflix, Inc.(a)                                                                          38,987
   100,898   Qurate Retail, Inc.(a)                                                                     2,141
                                                                                                   ----------
                                                                                                      269,590
                                                                                                   ----------

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.1%)
    28,626   Hasbro, Inc.                                                                          $    2,642
                                                                                                   ----------
             MOVIES & ENTERTAINMENT (1.1%)
   241,516   Twenty-First Century Fox, Inc., "A"                                                       12,001
   182,970   Twenty-First Century Fox, Inc., "B"                                                        9,015
                                                                                                   ----------
                                                                                                       21,016
                                                                                                   ----------
             RESTAURANTS (0.8%)
   316,199   Starbucks Corp.                                                                           15,446
                                                                                                   ----------
             SPECIALTY STORES (0.2%)
    13,875   Ulta Salon Cosmetics & Fragrance, Inc.(a)                                                  3,239
                                                                                                   ----------
             Total Consumer Discretionary                                                             420,838
                                                                                                   ----------
             CONSUMER STAPLES (3.9%)
             -----------------------
             DRUG RETAIL (0.7%)
   227,219   Walgreens Boots Alliance, Inc.                                                            13,637
                                                                                                   ----------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   100,546   Costco Wholesale Corp.                                                                    21,012
                                                                                                   ----------
             PACKAGED FOODS & MEATS (1.7%)
   279,350   Kraft Heinz Co.                                                                           17,549
   337,982   Mondelez International, Inc., "A"                                                         13,857
                                                                                                   ----------
                                                                                                       31,406
                                                                                                   ----------
             SOFT DRINKS (0.4%)
   128,930   Monster Beverage Corp.(a)                                                                  7,388
                                                                                                   ----------
             Total Consumer Staples                                                                    73,443
                                                                                                   ----------
             HEALTH CARE (8.9%)
             ------------------
             BIOTECHNOLOGY (5.8%)
    50,980   Alexion Pharmaceuticals, Inc.(a)                                                           6,329
   151,613   Amgen, Inc.                                                                               27,986
    48,347   Biogen, Inc.(a)                                                                           14,032
    40,488   BioMarin Pharmaceutical, Inc.(a)                                                           3,814
   166,077   Celgene Corp.(a)                                                                          13,190
   297,995   Gilead Sciences, Inc.                                                                     21,110
    48,567   Incyte Corp.(a)                                                                            3,254
    24,275   Regeneron Pharmaceuticals, Inc.(a)                                                         8,375
    15,646   Shire plc ADR                                                                              2,641
    58,387   Vertex Pharmaceuticals, Inc.(a)                                                            9,924
                                                                                                   ----------
                                                                                                      110,655
                                                                                                   ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
    35,293   Henry Schein, Inc.(a)                                                                      2,564
                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (1.0%)
    62,563   Hologic, Inc.(a)                                                                      $    2,487
    19,904   IDEXX Laboratories, Inc.(a)                                                                4,338
    25,960   Intuitive Surgical, Inc.(a)                                                               12,421
                                                                                                   ----------
                                                                                                       19,246
                                                                                                   ----------
             HEALTH CARE SERVICES (0.5%)
   128,708   Express Scripts Holding Co.(a)                                                             9,938
                                                                                                   ----------
             HEALTH CARE SUPPLIES (0.5%)
    18,365   Align Technology, Inc.(a)                                                                  6,283
    52,022   Dentsply Sirona, Inc.                                                                      2,277
                                                                                                   ----------
                                                                                                        8,560
                                                                                                   ----------
             HEALTH CARE TECHNOLOGY (0.3%)
    76,031   Cerner Corp.(a)                                                                            4,546
                                                                                                   ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    33,682   Illumina, Inc.(a)                                                                          9,407
                                                                                                   ----------
             PHARMACEUTICALS (0.2%)
   118,109   Mylan N.V.(a)                                                                              4,268
                                                                                                   ----------
             Total Health Care                                                                        169,184
                                                                                                   ----------
             INDUSTRIALS (1.9%)
             ------------------
             AIRLINES (0.2%)
   107,267   American Airlines Group, Inc.                                                              4,072
                                                                                                   ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
    80,613   PACCAR, Inc.                                                                               4,995
                                                                                                   ----------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
    24,453   Cintas Corp.                                                                               4,525
                                                                                                   ----------
             RAILROADS (0.7%)
   200,571   CSX Corp.                                                                                 12,792
                                                                                                   ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    37,867   Verisk Analytics, Inc.(a)                                                                  4,076
                                                                                                   ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    65,919   Fastenal Co.                                                                               3,173
                                                                                                   ----------
             TRUCKING (0.1%)
    25,147   JB Hunt Transport Services, Inc.                                                           3,057
                                                                                                   ----------
             Total Industrials                                                                         36,690
                                                                                                   ----------
             INFORMATION TECHNOLOGY (58.6%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
   112,840   Adobe Systems, Inc.(a)                                                                    27,512
    50,205   Autodesk, Inc.(a)                                                                          6,581

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    64,594   Cadence Design Systems, Inc.(a)                                                       $    2,798
    31,065   Citrix Systems, Inc.(a)                                                                    3,257
    58,792   Intuit, Inc.                                                                              12,011
    34,142   Synopsys, Inc.(a)                                                                          2,922
    33,498   Workday, Inc., "A"(a)                                                                      4,057
                                                                                                   ----------
                                                                                                       59,138
                                                                                                   ----------
             COMMUNICATIONS EQUIPMENT (2.4%)
 1,077,575   Cisco Systems, Inc.                                                                       46,368
                                                                                                   ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.6%)
   100,937   Automatic Data Processing, Inc.                                                           13,540
    93,814   Fiserv, Inc.(a)                                                                            6,951
    82,319   Paychex, Inc.                                                                              5,626
   272,068   PayPal Holdings, Inc.(a)                                                                  22,655
                                                                                                   ----------
                                                                                                       48,772
                                                                                                   ----------
             HOME ENTERTAINMENT SOFTWARE (1.4%)
   174,416   Activision Blizzard, Inc.                                                                 13,312
    70,305   Electronic Arts, Inc.(a)                                                                   9,914
    26,208   Take-Two Interactive Software, Inc.(a)                                                     3,102
                                                                                                   ----------
                                                                                                       26,328
                                                                                                   ----------
             INTERNET SOFTWARE & SERVICES (16.0%)
    68,432   Alphabet, Inc., "A"(a),(c)                                                                77,273
    79,956   Alphabet, Inc., "C"(a)                                                                    89,203
    64,326   Baidu, Inc. ADR(a)                                                                        15,631
   227,752   eBay, Inc.(a)                                                                              8,258
   549,596   Facebook, Inc., "A"(a)                                                                   106,797
    10,118   MercadoLibre, Inc.                                                                         3,025
    17,490   NetEase, Inc. ADR                                                                          4,419
                                                                                                   ----------
                                                                                                      304,606
                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.5%)
   134,246   Cognizant Technology Solutions Corp., "A"                                                 10,604
                                                                                                   ----------
             SEMICONDUCTOR EQUIPMENT (1.3%)
   230,969   Applied Materials, Inc.                                                                   10,668
    17,127   ASML Holding N.V.                                                                          3,391
    35,716   KLA-Tencor Corp.                                                                           3,662
    37,586   Lam Research Corp.                                                                         6,497
                                                                                                   ----------
                                                                                                       24,218
                                                                                                   ----------
             SEMICONDUCTORS (10.1%)
    84,975   Analog Devices, Inc.                                                                       8,151
    94,115   Broadcom, Inc.                                                                            22,836
 1,067,745   Intel Corp.                                                                               53,078

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    64,133   Maxim Integrated Products, Inc.                                                       $    3,762
    53,849   Microchip Technology, Inc.                                                                 4,898
   265,736   Micron Technology, Inc.(a)                                                                13,935
   139,082   NVIDIA Corp.                                                                              32,948
   339,710   QUALCOMM, Inc.(c)                                                                         19,064
    41,714   Skyworks Solutions, Inc.                                                                   4,032
   224,293   Texas Instruments, Inc.                                                                   24,728
    58,107   Xilinx, Inc.                                                                               3,792
                                                                                                   ----------
                                                                                                      191,224
                                                                                                   ----------
             SYSTEMS SOFTWARE (9.7%)
    95,454   CA, Inc.                                                                                   3,403
    36,439   Check Point Software Technologies Ltd.(a)                                                  3,559
 1,760,461   Microsoft Corp.(c)                                                                       173,599
   142,412   Symantec Corp.                                                                             2,941
                                                                                                   ----------
                                                                                                      183,502
                                                                                                   ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (11.5%)
 1,126,212   Apple, Inc.(c)                                                                           208,473
    65,774   Seagate Technology plc                                                                     3,714
    68,566   Western Digital Corp.                                                                      5,308
                                                                                                   ----------
                                                                                                      217,495
                                                                                                   ----------
             Total Information Technology                                                           1,112,255
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   194,041   T-Mobile US, Inc.(a)                                                                      11,594
   108,779   Vodafone Group plc ADR                                                                     2,644
                                                                                                   ----------
             Total Telecommunication Services                                                          14,238
                                                                                                   ----------
             Total Common Stocks (cost: $935,383)                                                   1,826,648
                                                                                                   ----------
             Total Equity Securities (cost: $935,383)                                               1,826,648
                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (3.6%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.4%)
65,271,588   State Street Institutional Treasury Money Market Fund Premier
               Class, 1.74%(d) (cost: $65,271)                                                         65,271
                                                                                                   ----------

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
(000)        SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (0.2%)

             BILLS (0.2%)(e)
$    3,860   2.33%, 07/19/2018(f) (cost: $3,857)                                                   $    3,857
                                                                                                   ----------
             Total Money Market Instruments (cost: $69,128)                                            69,128
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (1.1%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
   776,255   Federated Government Obligations Fund Institutional Class, 1.79%(d)                          776
   923,902   Fidelity Government Portfolio Class I, 1.79%(d)                                              924
 2,747,928   Goldman Sachs Financial Square Government Fund Institutional Class, 1.84%(d)               2,748
10,805,180   Invesco Government & Agency Portfolio Institutional Class, 1.83%(d)                       10,805
 2,875,272   Morgan Stanley Institutional Liquidity Funds Government Portfolio
               Institutional Class, 1.82%(d)                                                            2,876
 2,720,158   Western Asset Institutional Government Reserves Institutional Class, 1.80%(d)              2,720
                                                                                                   ----------
             Total Short-Term Investments Purchased with Cash Collateral from
               Securities Loaned (cost: $20,849)                                                       20,849
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $1,025,360)                                                  $1,916,625
                                                                                                   ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                                                               CONTRACT         APPRECIATION/
NUMBER OF                                EXPIRATION         NOTIONAL            VALUE          (DEPRECIATION)
CONTRACTS    DESCRIPTION                   DATE           AMOUNT (000)          (000)                   (000)
-------------------------------------------------------------------------------------------------------------
             FUTURES (3.7%)

             LONG FUTURES

             EQUITY CONTRACTS
       496   Nasdaq 100 E-Mini           9/21/2018        USD   71,380          $70,102               $(1,278)
                                                                                -------               -------
             TOTAL LONG FUTURES                                                 $70,102               $(1,278)
                                                                                -------               -------

             TOTAL FUTURES                                                      $70,102               $(1,278)
                                                                                =======               =======

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $1,826,648            $    -                $-      $1,826,648
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             65,271                 -                 -          65,271
  U.S. Treasury Securities                              -             3,857                 -           3,857
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                             20,849                 -                 -          20,849
-------------------------------------------------------------------------------------------------------------
Total                                          $1,912,768            $3,857                $-      $1,916,625
-------------------------------------------------------------------------------------------------------------

LIABILITIES                                       LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------------
Futures(1)                                     $   (1,278)           $    -                $-      $   (1,278)
-------------------------------------------------------------------------------------------------------------
Total                                          $   (1,278)           $    -                $-      $   (1,278)
-------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a)  Non-income-producing security.

    (b) The security, or a portion thereof, was out on loan as of June 30, 2018.

    (c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2018.

    (d) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

    (e) Rate represents an annualized yield at time of purchase, not coupon rate.

    (f) Securities with a value of $3,857,000 are segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $20,074) (cost of $1,025,360)                                                        $1,916,625
   Cash                                                                                                 1,951
   Receivables:
      Capital shares sold                                                                               1,480
      Dividends and interest                                                                              437
      Other                                                                                                32
                                                                                                   ----------
         Total assets                                                                               1,920,525
                                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                 20,849
      Capital shares redeemed                                                                           1,000
   Variation margin on futures contracts                                                                1,277
   Accrued management fees                                                                                315
   Accrued transfer agent's fees                                                                           80
   Other accrued expenses and payables                                                                     33
                                                                                                   ----------
         Total liabilities                                                                             23,554
                                                                                                   ----------
            Net assets applicable to capital shares outstanding                                    $1,896,971
                                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $  998,898
   Accumulated undistributed net investment income                                                     12,950
   Accumulated net realized loss on investments and futures transactions                               (4,864)
   Net unrealized appreciation of investments and futures contracts                                   889,987
                                                                                                   ----------
            Net assets applicable to capital shares outstanding                                    $1,896,971
                                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,884,252/95,411 capital shares
         outstanding, no par value)                                                                $    19.75
                                                                                                   ==========
      R6 Shares (net assets of $12,719/644 capital shares
         outstanding, no par value)                                                                $    19.76
                                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                                                   $  9,107
   Interest                                                                                               351
   Securities lending (net)                                                                               183
                                                                                                     --------
      Total income                                                                                      9,641
                                                                                                     --------
EXPENSES
   Management fees                                                                                      1,784
   Administration and servicing fees:
      Fund Shares                                                                                       1,331
      R6 Shares                                                                                             2
   Transfer agent's fees:
      Fund Shares                                                                                         800
   Custody and accounting fees:
      Fund Shares                                                                                         101
   Postage:
      Fund Shares                                                                                          42
   Shareholder reporting fees:
      Fund Shares                                                                                          17
   Trustees' fees                                                                                          16
   Registration fees:
      Fund Shares                                                                                          42
      R6 Shares                                                                                            15
   Professional fees                                                                                       68
   Other                                                                                                  113
                                                                                                     --------
         Total expenses                                                                                 4,331
   Expenses reimbursed:
      R6 Shares                                                                                           (11)
                                                                                                     --------
         Net expenses                                                                                   4,320
                                                                                                     --------
NET INVESTMENT INCOME                                                                                   5,321
                                                                                                     --------

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                                    $   (187)
      Futures transactions                                                                              5,072
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                     162,733
      Futures contracts                                                                                (1,533)
                                                                                                     --------
         Net realized and unrealized gain                                                             166,085
                                                                                                     --------
   Increase in net assets resulting from operations                                                  $171,406
                                                                                                     ========

See accompanying notes to financial statements.

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

-------------------------------------------------------------------------------------------------------------

                                                                                6/30/2018          12/31/2017
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                       $    5,321          $    8,335
   Net realized gain (loss) on investments                                           (187)             12,333
   Net realized gain on futures transactions                                        5,072               9,379
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                 162,733             339,109
      Futures contracts                                                            (1,533)                334
                                                                               ------------------------------
      Increase in net assets resulting from operations                            171,406             369,490
                                                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                       -              (7,464)
      R6 Shares*                                                                        -                 (33)
                                                                               ------------------------------
         Total distributions of net investment income                                   -              (7,497)
                                                                               ------------------------------
   Net realized gains:
      Fund Shares                                                                       -             (23,897)
      R6 Shares*                                                                        -                 (88)
                                                                               ------------------------------
         Total distributions of net realized gains                                      -             (23,985)
                                                                               ------------------------------
      Distributions to shareholders                                                     -             (31,482)
                                                                               ------------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                     90,042             208,096
   R6 Shares*                                                                       6,084               5,016
                                                                               ------------------------------
      Total net increase in net assets from capital
         share transactions                                                        96,126             213,112
                                                                               ------------------------------
   Net increase in net assets                                                     267,532             551,120

NET ASSETS
   Beginning of period                                                          1,629,439           1,078,319
                                                                               ------------------------------
   End of period                                                               $1,896,971          $1,629,439
                                                                               ==============================
Accumulated undistributed net investment income:
   End of period                                                               $   12,950          $    7,629
                                                                               ==============================

*R6 Shares commenced operations on March 1, 2017.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as non-diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index.

As a non-diversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and Nasdaq-100 Index R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

        categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    4.  Repurchase agreements are valued at cost.

    5. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

    agreements held at June 30, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2018*
    (IN THOUSANDS)

                                            ASSET DERIVATIVES               LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------
                                      STATEMENT OF                        STATEMENT OF
    DERIVATIVES NOT                   ASSETS AND                          ASSETS AND
    ACCOUNTED FOR AS                  LIABILITIES                         LIABILITIES
    HEDGING INSTRUMENTS               LOCATION           FAIR VALUE       LOCATION            FAIR VALUE
    ----------------------------------------------------------------------------------------------------
    Equity contracts                                         $-           Net unrealized       $1,278**
                                                                          appreciation of
                                                                          investments and
                                                                          futures contracts
    ----------------------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2018, see the Portfolio of Investments.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                                CHANGE IN
                                                                                UNREALIZED
    DERIVATIVES NOT                                       REALIZED              APPRECIATION/
    ACCOUNTED FOR AS        STATEMENT OF                  GAIN (LOSS)           (DEPRECIATION)
    HEDGING INSTRUMENTS     OPERATIONS LOCATION           ON DERIVATIVES        ON DERIVATIVES
    ------------------------------------------------------------------------------------------
    Equity contracts        Net realized gain on             $5,072                 $(1,533)
                            Futures transactions/
                            Change in net unrealized
                            appreciation/(depreciation)
                            of Futures contracts
    ------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

    basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of $7,000, which represents 2.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2017, the Fund deferred to January 1, 2018, post October capital losses of $2,430,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $81,520,000 and $17,791,000, respectively.

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30 2018, were $911,539,000 and $20,274,000, respectively, resulting in net unrealized appreciation of $891,265,000.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
  $20,074,000                            $-                           $20,849,000
----------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED           YEAR ENDED
                                                JUNE 30, 2018            DECEMBER 31, 2017
    ------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT        SHARES         AMOUNT
                                          ----------------------------------------------------
    FUND SHARES:
    Shares sold                            14,693       $ 280,066        30,389      $ 492,063
    Shares issued from
     reinvested dividends                       -               -         1,726         31,023
    Shares redeemed                       (10,025)       (190,024)      (19,557)      (314,990)
                                          ----------------------------------------------------
    Net increase from capital
     share transactions                     4,668       $  90,042        12,558      $ 208,096
                                          ====================================================
    R6 SHARES
    (COMMENCED ON MARCH 1, 2017):
    Shares sold                               352       $   6,776           328      $   5,017
    Shares issued from
      reinvested dividends                      -               -             -*             -*
    Shares redeemed                           (36)           (692)            -*            (1)
                                          ----------------------------------------------------
    Net increase from capital
      share transactions                      316       $   6,084           328      $   5,016
                                          ====================================================

    *Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the six-month period ended June 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $1,784,000.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average net assets on amounts up to $100 million; 0.04% of net assets for amounts over $100 million and up to $250 million; and 0.03% of net assets for amounts over $250 million. For the six-month period ended June 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $290,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and 0.05% of average net assets of the R6 Shares. For the six-month period ended June 30, 2018, the Fund Shares and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,331,000 and $2,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of the R6 Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund incurred reimbursable expenses from the Manager for the R6 Shares of $11,000, of which less than $500 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $800,000 and less than $500, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2018, USAA and its affiliates owned 327,000 R6 Shares, which represents 50.7% of the R6 Shares outstanding and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                   JUNE 30,                               YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                      2018           2017           2016           2015           2014           2013
                                -------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $    17.89     $    13.79     $    12.99       $  12.23       $  10.32       $   7.61
                                -------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                .05            .07            .09            .08(a)         .09            .06
  Net realized and
    unrealized gain                   1.81           4.38            .78           1.04(a)        1.85           2.68
                                -------------------------------------------------------------------------------------
Total from investment
  operations                          1.86           4.45            .87           1.12(a)        1.94           2.74
                                -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  -           (.08)          (.07)          (.08)          (.03)          (.03)
  Realized capital gains                 -           (.27)             -           (.28)             -              -
                                -------------------------------------------------------------------------------------
Total distributions                      -           (.35)          (.07)          (.36)          (.03)          (.03)
                                -------------------------------------------------------------------------------------
Net asset value at
  end of period                 $    19.75     $    17.89     $    13.79       $  12.99       $  12.23       $  10.32
                                =====================================================================================
Total return (%)*                    10.40          32.29           6.68           9.09          18.75          36.00
Net assets at
  end of period (000)           $1,884,252     $1,623,579     $1,078,319       $935,004       $706,604       $460,689
Ratios to average
  net assets:**
  Expenses (%)(e)                      .48(d)         .51            .53            .57            .59            .64(b),(c)
  Expenses, excluding
    reimbursements (%)(e)              .48(d)         .51            .53            .57            .59            .64(b)
  Net investment income (%)            .60(d)         .60            .77            .62           1.04            .77
Portfolio turnover (%)                   1              5              4             10              6             11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $1,791,349,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.78% of the Fund Shares' average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Does not include acquired fund fees, if any.

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

R6 SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              SIX-MONTH
                                                             PERIOD ENDED                  PERIOD ENDED
                                                               JUNE 30,                    DECEMBER 31,
                                                             ------------------------------------------
                                                                 2018                           2017***
                                                             ------------------------------------------
Net asset value at beginning of period                       $  17.89                         $15.31
                                                             ---------------------------------------
Income from investment operations:
  Net investment income                                           .06                            .08
  Net realized and unrealized gain                               1.81                           2.87
                                                             ---------------------------------------
Total from investment operations                                 1.87                           2.95
                                                             ---------------------------------------
Less distributions from:
  Net investment income                                             -                           (.10)
  Realized capital gains                                            -                           (.27)
                                                             ---------------------------------------
Total distributions                                                 -                           (.37)
                                                             ---------------------------------------
Net asset value at end of period                             $  19.76                         $17.89
                                                             =======================================
Total return (%)*                                               10.45                          19.27
Net assets at end of period (000)                            $ 12,719                         $5,860
Ratios to average net assets:**
  Expenses (%)(a),(b)                                             .40                            .40
  Expenses, excluding reimbursements (%)(a),(b)                   .62                           1.01
  Net investment income (%)(a)                                    .66                            .66
Portfolio turnover (%)                                              1                              5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were $9,683,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2018 -
                                        JANUARY 1, 2018        JUNE 30, 2018           JUNE 30, 2018
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,104.00                  $2.50

Hypothetical
  (5% return before expenses)               1,000.00              1,022.41                   2.41

R6 SHARES
Actual                                      1,000.00              1,104.50                   2.09

Hypothetical
  (5% return before expenses)               1,000.00              1,022.81                   2.01

*Expenses are equal to the annualized expense ratio of 0.48% for Fund Shares and 0.40% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 10.40% for Fund Shares and 10.45% for R6 Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under

================================================================================

                                                     ADVISORY AGREEMENT(S) |  33

================================================================================

the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies with similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were at or below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  35

================================================================================

Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2017 and was in the top 5% of its performance universe for the three-, five-, and ten-year periods ended
December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include, among others: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, five-, and ten-year periods ended December 31, 2017, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
37758-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

 ============================================================

    SEMIANNUAL REPORT
    USAA REAL RETURN FUND
    FUND SHARES (USRRX) o INSTITUTIONAL SHARES (UIRRX)
    JUNE 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   2

    Notes to Portfolio of Investments                                          5

    Financial Statements                                                       7

    Notes to Financial Statements                                             10

    Financial Highlights                                                      24

EXPENSE EXAMPLE                                                               28

ADVISORY AGREEMENT(S)                                                         30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o TOP 10 HOLDINGS* - 6/30/18 o
                                (% of Net Assets)

iShares Core Dividend Growth ETF                                           11.4%
iShares Core U.S. REIT ETF                                                  8.4%
Invesco Optimum Yield Diversified
  Commodity Strategy No K-1 ETF                                             7.0%
United States Commodity Index Fund                                          5.8%
U.S. Treasury Inflation-Indexed
  Note, 0.63%, 7/15/2021                                                    5.5%
U.S. Treasury Inflation-Indexed
  Note, 0.13%, 1/15/2023                                                    5.4%
iShares Core MSCI Emerging Markets ETF                                      4.2%
iShares TIPS Bond ETF                                                       4.0%
ProShares S&P 500 Dividend
  Aristocrats ETF "A"                                                       4.0%
U.S. Treasury Inflation-Indexed
  Note, 1.3%, 7/15/2020                                                     3.6%

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              BONDS (48.1%)

              EXCHANGE-TRADED FUNDS (8.0%)
     9,740    iShares iBoxx High Yield Corporate Bond ETF(a)                                       $   829
    17,100    iShares iBoxx $ Investment Grade Corporate Bond ETF                                    1,959
    24,330    iShares TIPS Bond ETF                                                                  2,746
                                                                                                   -------
              Total Exchange-Traded Funds (cost: $5,643)                                             5,534
                                                                                                   -------

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (40.1%)

              INFLATION-INDEXED NOTES (40.1%)
$    2,206    0.13%, 1/15/2022                                                                       2,168
     1,737    0.13%, 7/15/2022                                                                       1,709
     3,815    0.13%, 1/15/2023                                                                       3,731
     1,539    0.13%, 7/15/2024                                                                       1,496
     1,076    0.38%, 7/15/2023                                                                       1,067
     3,805    0.63%, 7/15/2021                                                                       3,820
     1,096    0.63%, 1/15/2024                                                                       1,095
       185    0.63%, 2/15/2043                                                                         176
     2,202    1.13%, 1/15/2021                                                                       2,231
     2,487    1.25%, 7/15/2020                                                                       2,527
     1,553    1.38%, 1/15/2020                                                                       1,571
     1,037    1.88%, 7/15/2019                                                                       1,054
     1,275    2.13%, 2/15/2040                                                                       1,605
       915    2.13%, 2/15/2041                                                                       1,160
     1,998    2.50%, 1/15/2029                                                                       2,350
                                                                                                   -------
              Total U.S. Treasury Securities (cost: $27,560)                                        27,760
                                                                                                   -------
              Total Bonds (cost: $33,203)                                                           33,294
                                                                                                   -------

================================================================================

2  | USAA REAL RETURN FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (16.0%)

              EXCHANGE-TRADED FUNDS (16.0%)
     8,000    Invesco KBW Bank ETF                                                                 $   429
   230,500    iShares Core Dividend Growth ETF(a)                                                    7,902
    44,000    ProShares S&P 500 Dividend Aristocrats ETF "A"                                         2,743
                                                                                                   -------
              Total Exchange-Traded Funds (cost: $8,435)                                            11,074
                                                                                                   -------
              Total U.S. Equity Securities (cost: $8,435)                                           11,074
                                                                                                   -------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (15.7%)

              EXCHANGE-TRADED FUNDS (15.7%)
    45,200    First Trust Global Tactical Commodity Strategy Fund                                      935
   261,800    Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF                        4,833
    22,000    SPDR S&P Oil & Gas Exploration & Production ETF(a)                                       947
    91,300    United States Commodity Index Fund(b)                                                  3,992
     5,800    VanEck Vectors Oil Services ETF(a)                                                       152
                                                                                                   -------
              Total Exchange-Traded Funds (cost: $9,898)                                            10,859
                                                                                                   -------
              Total Precious Metals and Commodity-Related Securities (cost: $9,898)                 10,859
                                                                                                   -------

              INTERNATIONAL EQUITY SECURITIES (11.1%)

              EXCHANGE-TRADED FUNDS (11.1%)
    45,000    Invesco FTSE RAFI Emerging Markets ETF                                                   930
    55,200    iShares Core MSCI Emerging Markets ETF                                                 2,899
    24,600    iShares Edge MSCI Min Vol Emerging Markets ETF                                         1,423
     8,300    SPDR S&P Emerging Markets SmallCap ETF                                                   394
    10,704    WisdomTree Emerging Markets High Dividend Fund                                           459
    11,600    WisdomTree Emerging Markets Local Debt Fund                                              399
     9,100    WisdomTree Emerging Markets SmallCap Dividend Fund                                       434
    29,700    WisdomTree India Earnings Fund                                                           747
                                                                                                   -------
              Total Exchange-Traded Funds (cost: $6,590)                                             7,685
                                                                                                   -------
              Total International Equity Securities (cost: $6,590)                                   7,685
                                                                                                   -------

              GLOBAL REAL ESTATE EQUITY SECURITIES (8.4%)

              EXCHANGE-TRADED FUNDS (8.4%)
   118,500    iShares Core U.S. REIT ETF(a) (cost: $5,886)                                           5,824
                                                                                                   -------
              Total Global Real Estate Equity Securities (cost: $5,886)                              5,824
                                                                                                   -------

              MONEY MARKET INSTRUMENTS (0.4%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
   298,945    State Street Institutional Treasury Money Market Fund
                Premier Class, 1.74%(c) (cost: $299)                                                   299
                                                                                                   -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.6%)
    72,800    Fidelity Government Portfolio Class I, 1.79%(c)                                      $    73
   506,860    Goldman Sachs Financial Square Government Fund Institutional Class, 1.84%(c)             507
 1,606,719    Invesco Government & Agency Portfolio Institutional Class, 1.83%(c)                    1,607
   270,471    Western Asset Institutional Government Reserves Institutional Class, 1.80%(c)            270
                                                                                                   -------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $2,457)                                                     2,457
                                                                                                   -------

              TOTAL INVESTMENTS (COST: $66,768)                                                    $71,492
                                                                                                   =======

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Exchange-Traded Funds                        $ 5,534                $-                $-         $ 5,534
  U.S. Treasury Securities                      27,760                 -                 -          27,760
U.S. Equity Securities:
  Exchange-Traded Funds                         11,074                 -                 -          11,074
Precious Metals and Commodity-Related
  Securities:
  Exchange-Traded Funds                         10,859                 -                 -          10,859
International Equity Securities:
  Exchange-Traded Funds                          7,685                 -                 -           7,685
Global Real Estate Equity Securities:
  Exchange-Traded Funds                          5,824                 -                 -           5,824
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             299                 -                 -             299
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                 2,457                 -                 -           2,457
----------------------------------------------------------------------------------------------------------
Total                                          $71,492                $-                $-         $71,492
----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA REAL RETURN FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.1% of net assets at June 30, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    TIPS    U.S. Treasury Inflation-Protected Securities

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of June 30, 2018.

    (b) Non-income-producing security.

    (c) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

================================================================================

6  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $2,403) (cost of $66,768)                             $ 71,492
   Receivables:
      Capital shares sold                                                                           4
      USAA Asset Management Company (Note 7)                                                        2
      Dividends and interest                                                                      210
      Other                                                                                         5
                                                                                             --------
         Total assets                                                                          71,713
                                                                                             --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                          2,457
   Capital shares redeemed                                                                          7
   Accrued management fees                                                                         29
   Accrued transfer agent's fees                                                                    3
   Other accrued expenses and payables                                                             41
                                                                                             --------
         Total liabilities                                                                      2,537
                                                                                             --------
              Net assets applicable to capital shares outstanding                            $ 69,176
                                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                           $109,712
   Accumulated undistributed net investment income                                                713
   Accumulated net realized loss on investments                                               (45,973)
   Net unrealized appreciation of investments                                                   4,724
                                                                                             --------
              Net assets applicable to capital shares outstanding                            $ 69,176
                                                                                             ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $21,420/2,037 capital shares
         outstanding, no par value)                                                          $  10.51
                                                                                             ========
      Institutional Shares (net assets of $47,756/4,537 capital shares
         outstanding, no par value)                                                          $  10.53
                                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                  $   393
   Interest                                                                                       486
   Securities lending (net)                                                                        27
                                                                                              -------
      Total income                                                                                906
                                                                                              -------
EXPENSES
   Management fees                                                                                173
   Administration and servicing fees:
      Fund Shares                                                                                  16
      Institutional Shares                                                                         24
   Transfer agent's fees:
      Fund Shares                                                                                  29
      Institutional Shares                                                                         24
   Custody and accounting fees:
      Fund Shares                                                                                  11
      Institutional Shares                                                                         23
   Postage:
      Fund Shares                                                                                   2
   Shareholder reporting fees:
      Fund Shares                                                                                   5
   Trustees' fees                                                                                  19
   Registration fees:
      Fund Shares                                                                                   5
      Institutional Shares                                                                          4
   Professional fees                                                                               15
   Other                                                                                           10
                                                                                              -------
         Total expenses                                                                           360
   Expenses reimbursed:
      Fund Shares                                                                                 (28)
      Institutional Shares                                                                        (10)
                                                                                              -------
         Net expenses                                                                             322
                                                                                              -------
NET INVESTMENT INCOME                                                                             584
                                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                               33
   Change in net unrealized appreciation/(depreciation)                                        (1,010)
                                                                                              -------
         Net realized and unrealized loss                                                        (977)
                                                                                              -------
   Decrease in net assets resulting from operations                                           $  (393)
                                                                                              =======

See accompanying notes to financial statements.

================================================================================

8  | USAA REAL RETURN FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended December 31,
2017

-----------------------------------------------------------------------------------------------------

                                                                         6/30/2018         12/31/2017
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $   584            $   920
   Net realized gain on investments                                             33              1,635
   Change in net unrealized
      appreciation/(depreciation) of investments                            (1,010)             3,080
                                                                           --------------------------
      Increase (decrease) in net assets resulting from operations             (393)             5,635
                                                                           --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                -               (239)
      Institutional Shares                                                       -               (552)
                                                                           --------------------------
         Distributions to shareholders                                           -               (791)
                                                                           --------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                              (1,030)            (3,536)
   Institutional Shares                                                         (4)              (751)
                                                                           --------------------------
      Total net decrease in net assets from
         capital share transactions                                         (1,034)            (4,287)
                                                                           --------------------------
   Net increase (decrease) in net assets                                    (1,427)               557

NET ASSETS
   Beginning of period                                                      70,603             70,046
                                                                           --------------------------
   End of period                                                           $69,176            $70,603
                                                                           ==========================
Accumulated undistributed net investment income:
   End of period                                                           $   713            $   129
                                                                           ==========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Real Return Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as non-diversified under the 1940 Act. The Fund's investment objective is to seek a total return that exceeds the rate of inflation over an economic cycle.

On June 14, 2018, the Trust's Board of Trustees (the Board) approved a Plan of Liquidation and Dissolution for the Fund pursuant to which the Fund will be liquidated on or about August 17, 2018. In approving the liquidation, the Board determined that the liquidation of the Fund is in the best interest of the Fund and its shareholders. Effective the close of business on June 15, 2018, the Fund was closed to new investors.

As a non-diversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because the Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares).

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Board has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

        other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had net capital loss carryforwards of $46,531,000*, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                          -------------------------------
                                     TAX CHARACTER
                          -------------------------------
                          (NO EXPIRATION)        BALANCE
                          ---------------     -----------
                          Short-Term          $ 9,938,000
                           Long-Term           36,593,000
                                              -----------
                               Total          $46,531,000*
                                              ===========

*Capital losses may be limited under current law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $5,546,000 and $822,000, respectively, resulting in net unrealized appreciation of $4,724,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $1,047,000 and $1,645,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                    NON-CASH COLLATERAL              CASH COLLATERAL
--------------------------------------------------------------------------------
   $2,403,000                           $-                         $2,457,000

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED             YEAR ENDED
                                                 JUNE 30, 2018             DECEMBER 31, 2017
----------------------------------------------------------------------------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                            --------------------------------------------------
FUND SHARES:
Shares sold                                  105           $ 1,106         161         $ 1,633
Shares issued from reinvested
  dividends                                    -                 -          22             235
Shares redeemed                             (203)           (2,136)       (531)         (5,404)
                                            --------------------------------------------------
Net decrease from capital share
  transactions                               (98)          $(1,030)       (348)        $(3,536)
                                            ==================================================
INSTITUTIONAL SHARES:
Shares sold                                   16           $   167         781         $ 7,813
Shares issued from reinvested
  dividends                                    -                 -          53             553
Shares redeemed                              (16)             (171)       (910)         (9,117)
                                            --------------------------------------------------
Net decrease from capital share
  transactions                                (-)*         $    (4)        (76)        $  (751)
                                            ==================================================

*Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended June 30, 2018, the Fund had no subadviser(s).

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the six-month period ended June 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $173,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $16,000 and $24,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of the Fund Shares and the Institutional Shares to 1.00% and 0.90%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $28,000 and $10,000, respectively, of which $2,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $29,000 and $24,000, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Target Retirement Income                                                7.9

Target Retirement 2020                                                 14.2

Target Retirement 2030                                                 21.3

Target Retirement 2040                                                 15.2

Target Retirement 2050                                                  9.6

Target Retirement 2060                                                  0.7

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                 JUNE 30,                                 YEAR ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------------
                                  2018            2017            2016            2015            2014            2013
                               ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 10.58         $  9.87         $  9.14         $  9.99         $ 10.22         $ 10.52
                               ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .09             .16             .12(a)          .07             .20             .22
  Net realized and
    unrealized gain (loss)        (.16)            .66             .62(a)         (.84)           (.17)           (.27)
                               ---------------------------------------------------------------------------------------
Total from investment
  operations                      (.07)            .82             .74(a)         (.77)            .03            (.05)
                               ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -            (.11)              -            (.08)           (.20)           (.22)
  Realized capital gains             -               -               -               -            (.06)           (.03)
  Tax return of capital              -               -            (.01)              -               -               -
                               ---------------------------------------------------------------------------------------
Total distributions                  -            (.11)           (.01)           (.08)           (.26)           (.25)
                               ---------------------------------------------------------------------------------------
Net asset value at
  end of period                $ 10.51         $ 10.58         $  9.87         $  9.14         $  9.99         $ 10.22
                               =======================================================================================
Total return (%)*                 (.66)           8.35            8.13           (7.75)            .27            (.44)
Net assets at end of
  period (000)                 $21,420         $22,583         $24,501         $69,435         $78,826         $77,567
Ratios to average
  net assets:**
  Expenses (%)(h)                 1.00(g)         1.00            1.00(d)         1.02             .94(c)          .85(b)
  Expenses, excluding
    reimbursements (%)(h)         1.26(g)         1.44            1.39            1.02             .99            1.22(b)
  Net investment income (%)       1.61(g)         1.24            1.27            1.10            1.84            2.24
Portfolio turnover (%)               2              14(f)          165(e)           35              24              41

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $21,879,000.
(a) Calculated using average shares.

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.85% of the Fund Shares' average net assets.
(d) Effective January 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder redemptions.
(f) Reflects a return to normal trading levels after a prior year transition or allocation shift.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(h) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  25

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                 JUNE 30,                                 YEAR ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------------
                                  2018            2017            2016            2015            2014            2013
                               ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 10.58         $  9.87         $  9.15        $  10.00        $  10.23        $  10.53
                               ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .09             .14             .08(a)          .10             .22             .25
  Net realized and
    unrealized gain (loss)        (.14)            .69             .65(a)         (.85)           (.17)           (.28)
                               ---------------------------------------------------------------------------------------
Total from investment
  operations                      (.05)            .83             .73(a)         (.75)            .05            (.03)
                               ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -            (.12)              -            (.10)           (.22)           (.24)
  Realized capital gains             -               -               -               -            (.06)           (.03)
  Tax return of capital              -               -            (.01)              -               -               -
                               ---------------------------------------------------------------------------------------
Total distributions                  -            (.12)           (.01)           (.10)           (.28)           (.27)
                               ---------------------------------------------------------------------------------------
Net asset value at
  end of period                $ 10.53         $ 10.58         $  9.87        $   9.15        $  10.00        $  10.23
                               =======================================================================================
Total return (%)*                 (.47)           8.45            8.01           (7.56)            .46            (.24)
Net assets at end of
  period (000)                 $47,756         $48,020         $45,545        $275,332        $381,975        $334,673
Ratios to average
  net assets:**
  Expenses (%)(h)                  .90(g)          .90             .88(d)          .82             .75(c)          .65(b)
  Expenses, excluding
    reimbursements (%)(h)          .94(g)         1.03             .95             .82             .80             .81(b)
  Net investment income (%)       1.73(g)         1.37             .90            1.33            2.02            2.43
Portfolio turnover (%)               2              14(f)          165(e)           35              24              41

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $47,736,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

(d) Effective January 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder redemptions.
(f) Reflects a return to normal trading levels after a prior year transition or allocation shift.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(h) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  27

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                      ACCOUNT VALUE          ACCOUNT VALUE         JANUARY 1, 2018 -
                                     JANUARY 1, 2018         JUNE 30, 2018           JUNE 30, 2018
                                     ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $  993.40                 $4.94

Hypothetical
 (5% return before expenses)             1,000.00               1,019.84                  5.01

INSTITUTIONAL SHARES
Actual                                   1,000.00                 995.30                  4.45

Hypothetical
 (5% return before expenses)             1,000.00               1,020.33                  4.51

*Expenses are equal to the annualized expense ratio of 1.00% for Fund Shares and 0.90% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.66)% for Fund Shares and (0.47)% for Institutional Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

Among other data, the Board noted that the Fund's management fee rate--which includes advisory and administrative services and the effects of any fee

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

waivers or reimbursements--was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three- and five-year periods ended December 31, 2017. The Board also took into account potential actions management was considering taking with respect to the Fund.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall

================================================================================

                                                     ADVISORY AGREEMENT(S) |  33

================================================================================

profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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     USAA      We know what it means to serve.(R)

================================================================================
94423-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA S&P 500 INDEX FUND
         MEMBER SHARES (USSPX) o REWARD SHARES (USPRX)
         JUNE 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   2

    Notes to Portfolio of Investments                                         23

    Financial Statements                                                      25

    Notes to Financial Statements                                             28

    Financial Highlights                                                      42

EXPENSE EXAMPLE                                                               44

ADVISORY AGREEMENT(S)                                                         46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/18 o
                                (% of Net Assets)

Apple, Inc. ..............................................................  3.9%
Microsoft Corp. ..........................................................  3.2%
Amazon.com, Inc. .........................................................  2.9%
Facebook, Inc. "A" .......................................................  2.0%
Berkshire Hathaway, Inc. "B" .............................................  1.5%
JPMorgan Chase & Co. .....................................................  1.5%
Exxon Mobil Corp. ........................................................  1.5%
Alphabet, Inc. "C" .......................................................  1.5%
Alphabet, Inc. "A" .......................................................  1.4%
Johnson & Johnson ........................................................  1.4%

                        o SECTOR ALLOCATION* - 6/30/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                      25.5%
FINANCIALS                                                                  13.6%
HEALTH CARE                                                                 13.5%
CONSUMER DISCRETIONARY                                                      12.7%
INDUSTRIALS                                                                  9.4%
CONSUMER STAPLES                                                             7.0%
ENERGY                                                                       6.2%
UTILITIES                                                                    2.9%
REAL ESTATE                                                                  2.8%
MATERIALS                                                                    2.6%
TELECOMMUNICATION SERVICES                                                   2.0%

                                 [END PIE CHART]

*Does not include futures, money market instruments, or short-term investments purchased with cash collateral from securities loaned.

Percentage are of net assets of the fund, and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.2%)

              CONSUMER DISCRETIONARY (12.7%)
              ------------------------------
              ADVERTISING (0.1%)
    115,707   Interpublic Group of Companies, Inc.                                            $    2,712
     69,671   Omnicom Group, Inc.                                                                  5,314
                                                                                              ----------
                                                                                                   8,026
                                                                                              ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    108,413   Hanesbrands, Inc.                                                                    2,387
     45,745   Michael Kors Holdings Ltd.(a)                                                        3,046
     23,303   PVH Corp.                                                                            3,489
     16,677   Ralph Lauren Corp.                                                                   2,097
     88,357   Tapestry, Inc.                                                                       4,127
     55,945   Under Armour, Inc. "A"(a),(b)                                                        1,258
     55,116   Under Armour, Inc. "C"(a)                                                            1,162
     99,335   V.F. Corp.                                                                           8,098
                                                                                              ----------
                                                                                                  25,664
                                                                                              ----------
              APPAREL RETAIL (0.5%)
     36,521   Foot Locker, Inc.                                                                    1,923
     65,551   Gap, Inc.                                                                            2,123
     74,345   L Brands, Inc.                                                                       2,742
    114,143   Ross Stores, Inc.                                                                    9,673
    189,733   TJX Companies, Inc.                                                                 18,059
                                                                                              ----------
                                                                                                  34,520
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (0.1%)
     80,068   Aptiv plc                                                                            7,336
     59,700   BorgWarner, Inc.                                                                     2,577
                                                                                              ----------
                                                                                                   9,913
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.4%)
  1,186,324   Ford Motor Co.                                                                      13,133
    384,169   General Motors Co.                                                                  15,136
                                                                                              ----------
                                                                                                  28,269
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.3%)
     22,308   Advance Auto Parts, Inc.                                                             3,027
      8,077   AutoZone, Inc.(a)                                                                    5,419

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     54,507   CarMax, Inc.(a)                                                                 $    3,972
     24,825   O'Reilly Automotive, Inc.(a)                                                         6,792
                                                                                              ----------
                                                                                                  19,210
                                                                                              ----------
              BROADCASTING (0.1%)
    104,199   CBS Corp. "B"                                                                        5,858
     47,336   Discovery, Inc. "A"(a),(b)                                                           1,302
    102,623   Discovery, Inc. "C"(a)                                                               2,617
                                                                                              ----------
                                                                                                   9,777
                                                                                              ----------
              CABLE & SATELLITE (0.9%)
     56,133   Charter Communications, Inc. "A"(a)                                                 16,459
  1,391,100   Comcast Corp. "A"                                                                   45,642
     68,736   DISH Network Corp. "A"(a)                                                            2,310
                                                                                              ----------
                                                                                                  64,411
                                                                                              ----------
              CASINOS & GAMING (0.1%)
    151,058   MGM Resorts International                                                            4,385
     25,526   Wynn Resorts Ltd.                                                                    4,272
                                                                                              ----------
                                                                                                   8,657
                                                                                              ----------
              COMPUTER & ELECTRONIC RETAIL (0.1%)
     74,348   Best Buy Co., Inc.                                                                   5,545
                                                                                              ----------
              CONSUMER ELECTRONICS (0.0%)
     33,326   Garmin Ltd.                                                                          2,033
                                                                                              ----------
              DEPARTMENT STORES (0.1%)
     50,715   Kohl's Corp.                                                                         3,697
     92,382   Macy's, Inc.                                                                         3,458
     35,189   Nordstrom, Inc.                                                                      1,822
                                                                                              ----------
                                                                                                   8,977
                                                                                              ----------
              DISTRIBUTORS (0.1%)
     44,399   Genuine Parts Co.                                                                    4,076
     93,801   LKQ Corp.(a)                                                                         2,992
                                                                                              ----------
                                                                                                   7,068
                                                                                              ----------
              FOOTWEAR (0.4%)
    388,666   NIKE, Inc. "B"                                                                      30,969
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.4%)
     76,788   Dollar General Corp.                                                                 7,571
     72,538   Dollar Tree, Inc.(a)                                                                 6,166
    161,539   Target Corp.                                                                        12,296
                                                                                              ----------
                                                                                                  26,033
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOME FURNISHINGS (0.1%)
     39,706   Leggett & Platt, Inc.                                                           $    1,773
     19,146   Mohawk Industries, Inc.(a)                                                           4,102
                                                                                              ----------
                                                                                                   5,875
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (1.3%)
    349,327   Home Depot, Inc.                                                                    68,154
    249,012   Lowe's Companies, Inc.                                                              23,798
                                                                                              ----------
                                                                                                  91,952
                                                                                              ----------
              HOMEBUILDING (0.2%)
    103,401   D.R. Horton, Inc.                                                                    4,239
     84,205   Lennar Corp. "A"                                                                     4,421
     79,516   PulteGroup, Inc.                                                                     2,286
                                                                                              ----------
                                                                                                  10,946
                                                                                              ----------
              HOTELS, RESORTS & CRUISE LINES (0.5%)
    122,315   Carnival Corp.                                                                       7,010
     84,243   Hilton Worldwide Holdings, Inc.                                                      6,669
     89,890   Marriott International, Inc. "A"                                                    11,380
     61,978   Norwegian Cruise Line Holdings Ltd.(a)                                               2,928
     51,614   Royal Caribbean Cruises Ltd.                                                         5,347
                                                                                              ----------
                                                                                                  33,334
                                                                                              ----------
              HOUSEHOLD APPLIANCES (0.0%)
     19,440   Whirlpool Corp.                                                                      2,843
                                                                                              ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    146,404   Newell Brands, Inc.                                                                  3,776
                                                                                              ----------
              INTERNET & DIRECT MARKETING RETAIL (4.2%)
    121,995   Amazon.com, Inc.(a)                                                                207,367
     14,591   Booking Holdings, Inc.(a)                                                           29,577
     37,005   Expedia Group, Inc.                                                                  4,448
    131,699   Netflix, Inc.(a)                                                                    51,551
     32,757   TripAdvisor, Inc.(a)                                                                 1,825
                                                                                              ----------
                                                                                                 294,768
                                                                                              ----------
              LEISURE PRODUCTS (0.1%)
     34,213   Hasbro, Inc.                                                                         3,158
    103,669   Mattel, Inc.(b)                                                                      1,702
                                                                                              ----------
                                                                                                   4,860
                                                                                              ----------
              MOTORCYCLE MANUFACTURERS (0.0%)
     50,666   Harley-Davidson, Inc.                                                                2,132
                                                                                              ----------
              MOVIES & ENTERTAINMENT (1.0%)
    320,585   Twenty-First Century Fox, Inc. "A"                                                  15,930
    132,458   Twenty-First Century Fox, Inc. "B"                                                   6,526

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    106,354   Viacom, Inc. "B"                                                                $    3,208
    450,373   Walt Disney Co.                                                                     47,203
                                                                                              ----------
                                                                                                  72,867
                                                                                              ----------
              PUBLISHING (0.0%)
    115,267   News Corp. "A"                                                                       1,786
     36,078   News Corp. "B"                                                                         572
                                                                                              ----------
                                                                                                   2,358
                                                                                              ----------
              RESTAURANTS (1.0%)
      7,379   Chipotle Mexican Grill, Inc.(a)                                                      3,183
     37,229   Darden Restaurants, Inc.                                                             3,986
    237,901   McDonald's Corp.                                                                    37,277
    418,213   Starbucks Corp.                                                                     20,429
     98,175   Yum! Brands, Inc.                                                                    7,679
                                                                                              ----------
                                                                                                  72,554
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     63,034   H&R Block, Inc.                                                                      1,436
                                                                                              ----------
              SPECIALTY STORES (0.2%)
     30,832   Tiffany & Co.                                                                        4,057
     37,724   Tractor Supply Co.                                                                   2,886
     17,471   Ulta Beauty, Inc.(a)                                                                 4,079
                                                                                              ----------
                                                                                                  11,022
                                                                                              ----------
              TIRES & RUBBER (0.0%)
     72,677   Goodyear Tire & Rubber Co.                                                           1,693
                                                                                              ----------
              Total Consumer Discretionary                                                       901,488
                                                                                              ----------
              CONSUMER STAPLES (7.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    168,987   Archer-Daniels-Midland Co.                                                           7,745
                                                                                              ----------
              BREWERS (0.0%)
     55,689   Molson Coors Brewing Co. "B"                                                         3,789
                                                                                              ----------
              DISTILLERS & VINTNERS (0.2%)
     78,906   Brown-Forman Corp. "B"                                                               3,867
     50,951   Constellation Brands, Inc. "A"                                                      11,152
                                                                                              ----------
                                                                                                  15,019
                                                                                              ----------
              DRUG RETAIL (0.2%)
    258,645   Walgreens Boots Alliance, Inc.                                                      15,523
                                                                                              ----------
              FOOD DISTRIBUTORS (0.1%)
    144,847   Sysco Corp.                                                                          9,892
                                                                                              ----------
              FOOD RETAIL (0.1%)
    246,503   Kroger Co.                                                                           7,013
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.3%)
    308,065   CVS Health Corp.                                                                $   19,824
                                                                                              ----------
              HOUSEHOLD PRODUCTS (1.4%)
     73,636   Church & Dwight Co., Inc.                                                            3,914
     39,061   Clorox Co.                                                                           5,283
    264,068   Colgate-Palmolive Co.                                                               17,114
    105,882   Kimberly-Clark Corp.                                                                11,154
    762,030   Procter & Gamble Co.(c)                                                             59,484
                                                                                              ----------
                                                                                                  96,949
                                                                                              ----------
              HYPERMARKETS & SUPER CENTERS (0.9%)
    132,968   Costco Wholesale Corp.                                                              27,787
    437,953   Walmart, Inc.(c)                                                                    37,511
                                                                                              ----------
                                                                                                  65,298
                                                                                              ----------
              PACKAGED FOOD & MEAT (1.0%)
     57,818   Campbell Soup Co.(b)                                                                 2,344
    118,275   Conagra Brands, Inc.                                                                 4,226
    180,091   General Mills, Inc.                                                                  7,971
     42,551   Hershey Co.                                                                          3,960
     81,225   Hormel Foods Corp.(b)                                                                3,022
     34,260   J.M. Smucker Co.                                                                     3,682
     75,316   Kellogg Co.                                                                          5,262
    181,886   Kraft Heinz Co.                                                                     11,426
     36,540   McCormick & Co., Inc.                                                                4,242
    446,280   Mondelez International, Inc. "A"                                                    18,298
     90,986   Tyson Foods, Inc. "A"                                                                6,264
                                                                                              ----------
                                                                                                  70,697
                                                                                              ----------
              PERSONAL PRODUCTS (0.2%)
    142,164   Coty, Inc. "A"                                                                       2,005
     67,735   Estee Lauder Companies, Inc. "A"                                                     9,665
                                                                                              ----------
                                                                                                  11,670
                                                                                              ----------
              SOFT DRINKS (1.5%)
  1,160,584   Coca-Cola Co.                                                                       50,903
    124,753   Monster Beverage Corp.(a)                                                            7,148
    430,022   PepsiCo, Inc.                                                                       46,817
                                                                                              ----------
                                                                                                 104,868
                                                                                              ----------
              TOBACCO (1.0%)
    573,393   Altria Group, Inc.                                                                  32,563
    470,824   Philip Morris International, Inc.                                                   38,014
                                                                                              ----------
                                                                                                  70,577
                                                                                              ----------
              Total Consumer Staples                                                             498,864
                                                                                              ----------

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (6.2%)
              -------------
              INTEGRATED OIL & GAS (2.8%)
    579,075   Chevron Corp.                                                                   $   73,213
  1,282,820   Exxon Mobil Corp.                                                                  106,128
    232,307   Occidental Petroleum Corp.                                                          19,439
                                                                                              ----------
                                                                                                 198,780
                                                                                              ----------
              OIL & GAS DRILLING (0.0%)
     33,001   Helmerich & Payne, Inc.                                                              2,104
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
    127,540   Baker Hughes, a GE Co.                                                               4,213
    265,515   Halliburton Co.                                                                     11,964
    116,828   National Oilwell Varco, Inc.                                                         5,070
    419,065   Schlumberger Ltd.                                                                   28,090
    131,995   TechnipFMC plc                                                                       4,190
                                                                                              ----------
                                                                                                  53,527
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    155,487   Anadarko Petroleum Corp.                                                            11,389
    114,733   Apache Corp.                                                                         5,364
    139,249   Cabot Oil & Gas Corp.                                                                3,314
     28,718   Cimarex Energy Co.                                                                   2,922
     44,977   Concho Resources, Inc.(a)                                                            6,223
    354,392   ConocoPhillips                                                                      24,673
    159,133   Devon Energy Corp.                                                                   6,995
    175,720   EOG Resources, Inc.                                                                 21,865
     76,727   EQT Corp.                                                                            4,234
     78,936   Hess Corp.                                                                           5,280
    260,826   Marathon Oil Corp.                                                                   5,441
     59,982   Newfield Exploration Co.(a)                                                          1,814
    145,639   Noble Energy, Inc.                                                                   5,138
     51,411   Pioneer Natural Resources Co.                                                        9,729
                                                                                              ----------
                                                                                                 114,381
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (0.7%)
     41,965   Andeavor                                                                             5,505
     53,676   HollyFrontier Corp                                                                   3,673
    140,122   Marathon Petroleum Corp.                                                             9,831
    126,725   Phillips 66                                                                         14,232
    130,684   Valero Energy Corp.                                                                 14,484
                                                                                              ----------
                                                                                                  47,725
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    572,452   Kinder Morgan, Inc.                                                             $   10,115
    124,104   ONEOK, Inc.                                                                          8,666
    249,983   Williams Companies, Inc.                                                             6,777
                                                                                              ----------
                                                                                                  25,558
                                                                                              ----------
              Total Energy                                                                       442,075
                                                                                              ----------
              FINANCIALS (13.6%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     16,468   Affiliated Managers Group, Inc.                                                      2,449
     44,171   Ameriprise Financial, Inc.                                                           6,179
    306,457   Bank of New York Mellon Corp.                                                       16,527
     37,344   BlackRock, Inc.                                                                     18,636
     95,385   Franklin Resources, Inc.                                                             3,057
    122,819   Invesco Ltd.                                                                         3,262
     63,759   Northern Trust Corp.(d)                                                              6,560
    110,958   State Street Corp.                                                                  10,329
     73,020   T. Rowe Price Group, Inc.                                                            8,477
                                                                                              ----------
                                                                                                  75,476
                                                                                              ----------
              CONSUMER FINANCE (0.7%)
    216,202   American Express Co.                                                                21,188
    147,794   Capital One Financial Corp.                                                         13,582
    105,693   Discover Financial Services                                                          7,442
    215,661   Synchrony Financial                                                                  7,199
                                                                                              ----------
                                                                                                  49,411
                                                                                              ----------
              DIVERSIFIED BANKS (4.7%)
  2,856,410   Bank of America Corp.(c)                                                            80,522
    772,478   Citigroup, Inc.                                                                     51,694
  1,031,278   JP Morgan Chase & Co.(c)                                                           107,459
    473,492   U.S. Bancorp                                                                        23,684
  1,328,439   Wells Fargo & Co.                                                                   73,649
                                                                                              ----------
                                                                                                 337,008
                                                                                              ----------
              FINANCIAL EXCHANGES & DATA (0.9%)
     33,933   CBOE Holdings, Inc.                                                                  3,531
    103,286   CME Group, Inc.                                                                     16,931
    175,710   Intercontinental Exchange, Inc.                                                     12,924
     50,759   Moody's Corp.                                                                        8,658
     27,138   MSCI Inc                                                                             4,489
     35,051   NASDAQ, Inc.                                                                         3,199
     76,125   S&P Global, Inc.                                                                    15,521
                                                                                              ----------
                                                                                                  65,253
                                                                                              ----------

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INSURANCE BROKERS (0.5%)
     74,254   Aon plc                                                                         $   10,185
     54,963   Arthur J. Gallagher & Co.                                                            3,588
    154,332   Marsh & McLennan Companies, Inc.                                                    12,651
     39,933   Willis Towers Watson plc                                                             6,054
                                                                                              ----------
                                                                                                  32,478
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (1.0%)
    364,055   Charles Schwab Corp.                                                                18,603
     80,402   E*trade Financial Corp.(a)                                                           4,917
    106,186   Goldman Sachs Group, Inc.                                                           23,422
    413,151   Morgan Stanley                                                                      19,583
     39,165   Raymond James Financial, Inc.                                                        3,500
                                                                                              ----------
                                                                                                  70,025
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.7%)
    235,074   AFLAC, Inc.                                                                         10,113
     36,279   Brighthouse Financial, Inc.(a)                                                       1,454
     65,875   Lincoln National Corp.                                                               4,101
    307,980   MetLife, Inc.                                                                       13,428
     81,319   Principal Financial Group, Inc.                                                      4,306
    127,348   Prudential Financial, Inc.                                                          11,908
     31,878   Torchmark Corp.                                                                      2,595
     66,790   Unum Group                                                                           2,470
                                                                                              ----------
                                                                                                  50,375
                                                                                              ----------
              MULTI-LINE INSURANCE (0.3%)
    271,236   American International Group, Inc.                                                  14,381
     15,859   Assurant, Inc.                                                                       1,641
    107,938   Hartford Financial Services Group, Inc.                                              5,519
     79,350   Loews Corp.                                                                          3,831
                                                                                              ----------
                                                                                                  25,372
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (1.6%)
    582,860   Berkshire Hathaway, Inc. "B"(a)                                                    108,791
     90,071   Jefferies Financial Group Inc.                                                       2,048
                                                                                              ----------
                                                                                                 110,839
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
    106,930   Allstate Corp.                                                                       9,759
    141,174   Chubb Ltd.                                                                          17,932
     44,961   Cincinnati Financial Corp.                                                           3,006
    177,262   Progressive Corp.                                                                   10,485
     81,884   Travelers Companies, Inc.                                                           10,018
     77,521   XL Group Ltd.                                                                        4,337
                                                                                              ----------
                                                                                                  55,537
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (1.3%)
    236,536   BB&T Corp.                                                                      $   11,931
    147,094   Citizens Financial Group, Inc.                                                       5,722
     52,068   Comerica, Inc.                                                                       4,734
    209,395   Fifth Third Bancorp                                                                  6,010
    332,803   Huntington Bancshares, Inc.                                                          4,912
    320,113   KeyCorp                                                                              6,255
     44,132   M&T Bank Corp.                                                                       7,509
    104,417   People's United Financial, Inc.                                                      1,889
    142,279   PNC Financial Services Group, Inc.                                                  19,222
    338,824   Regions Financial Corp.                                                              6,024
    141,334   SunTrust Banks, Inc.                                                                 9,331
     15,961   SVB Financial Group(a)                                                               4,609
     59,372   Zions Bancorp                                                                        3,128
                                                                                              ----------
                                                                                                  91,276
                                                                                              ----------
              REINSURANCE (0.0%)
     12,372   Everest Re Group Ltd.                                                                2,851
                                                                                              ----------
              Total Financials                                                                   965,901
                                                                                              ----------
              HEALTH CARE (13.5%)
              -------------------
              BIOTECHNOLOGY (2.5%)
    459,131   AbbVie, Inc.                                                                        42,539
     67,737   Alexion Pharmaceuticals, Inc.(a)                                                     8,410
    201,676   Amgen, Inc.                                                                         37,227
     63,830   Biogen, Inc.(a)                                                                     18,526
    214,246   Celgene Corp.(a)                                                                    17,015
    393,837   Gilead Sciences, Inc.(c)                                                            27,899
     53,056   Incyte Corp.(a)                                                                      3,555
     23,298   Regeneron Pharmaceuticals, Inc.(a)                                                   8,038
     77,283   Vertex Pharmaceuticals, Inc.(a)                                                     13,135
                                                                                              ----------
                                                                                                 176,344
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (0.3%)
     49,060   AmerisourceBergen Corp.                                                              4,183
     95,098   Cardinal Health, Inc.                                                                4,644
     46,396   Henry Schein, Inc.(a)                                                                3,370
     61,285   McKesson Corp.                                                                       8,176
                                                                                              ----------
                                                                                                  20,373
                                                                                              ----------
              HEALTH CARE EQUIPMENT (2.8%)
    531,209   Abbott Laboratories                                                                 32,398
     12,691   ABIOMED Inc                                                                          5,191
    149,947   Baxter International, Inc.                                                          11,072
     81,018   Becton, Dickinson & Co.                                                             19,409

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    418,354   Boston Scientific Corp.(a)                                                      $   13,680
    186,366   Danaher Corp.                                                                       18,391
     64,044   Edwards Lifesciences Corp.(a)                                                        9,323
     83,791   Hologic, Inc.(a)                                                                     3,331
     26,260   IDEXX Laboratories, Inc.(a)                                                          5,723
     34,348   Intuitive Surgical, Inc.(a)                                                         16,435
    410,276   Medtronic plc                                                                       35,124
     43,140   ResMed, Inc.                                                                         4,468
     97,223   Stryker Corp.                                                                       16,417
     27,535   Varian Medical Systems, Inc.(a)                                                      3,131
     61,308   Zimmer Biomet Holdings, Inc.                                                         6,832
                                                                                              ----------
                                                                                                 200,925
                                                                                              ----------
              HEALTH CARE FACILITIES (0.1%)
     84,466   HCA Healthcare, Inc.                                                                 8,666
     26,202   Universal Health Services, Inc. "B''                                                 2,920
                                                                                              ----------
                                                                                                  11,586
                                                                                              ----------
              HEALTH CARE SERVICES (0.4%)
     42,494   DaVita, Inc.(a)                                                                      2,951
     36,300   Envision Healthcare Corp.(a)                                                         1,597
    170,129   Express Scripts Holding Co.(a)                                                      13,136
     30,818   Laboratory Corp. of America Holdings(a)                                              5,533
     40,826   Quest Diagnostics, Inc.                                                              4,488
                                                                                              ----------
                                                                                                  27,705
                                                                                              ----------
              HEALTH CARE SUPPLIES (0.2%)
     21,727   Align Technology, Inc.(a)                                                            7,434
     14,739   Cooper Companies, Inc.                                                               3,470
     69,192   Dentsply Sirona, Inc.                                                                3,028
                                                                                              ----------
                                                                                                  13,932
                                                                                              ----------
              HEALTH CARE TECHNOLOGY (0.1%)
     95,549   Cerner Corp.(a)                                                                      5,713
                                                                                              ----------
              LIFE SCIENCES TOOLS & SERVICES (0.8%)
     97,364   Agilent Technologies, Inc.                                                           6,021
     44,355   Illumina, Inc.(a)                                                                   12,388
     49,026   IQVIA Holdings, Inc.(a)                                                              4,894
      7,709   Mettler-Toledo International, Inc.(a)                                                4,460
     33,454   PerkinElmer, Inc.                                                                    2,450
    121,858   Thermo Fisher Scientific, Inc.                                                      25,242
     23,771   Waters Corp.(a)                                                                      4,602
                                                                                              ----------
                                                                                                  60,057
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (2.0%)
     99,196   Aetna, Inc.                                                                     $   18,203
     77,158   Anthem, Inc.                                                                        18,366
     62,235   Centene Corp.(a)                                                                     7,668
     73,842   Cigna Corp.                                                                         12,549
     41,870   Humana, Inc.                                                                        12,462
    291,136   UnitedHealth Group, Inc.                                                            71,427
                                                                                              ----------
                                                                                                 140,675
                                                                                              ----------
              PHARMACEUTICALS (4.3%)
    102,738   Allergan plc                                                                        17,128
    495,206   Bristol-Myers Squibb Co.                                                            27,405
    289,376   Eli Lilly & Co.                                                                     24,692
    812,435   Johnson & Johnson                                                                   98,581
    815,099   Merck & Co., Inc.                                                                   49,477
    155,338   Mylan N.V.(a)                                                                        5,614
     48,555   Nektar Therapeutics(a)                                                               2,371
     39,438   Perrigo Co. Plc                                                                      2,875
  1,771,648   Pfizer, Inc.(c)                                                                     64,275
    147,007   Zoetis, Inc.                                                                        12,524
                                                                                              ----------
                                                                                                 304,942
                                                                                              ----------
              Total Health Care                                                                  962,252
                                                                                              ----------
              INDUSTRIALS (9.4%)
              ------------------
              AEROSPACE & DEFENSE (2.6%)
    128,813   Arconic, Inc.                                                                        2,191
    165,887   Boeing Co.                                                                          55,657
     83,824   General Dynamics Corp.                                                              15,626
     35,878   Harris Corp.                                                                         5,186
     13,671   Huntington Ingalls Industries, Inc.                                                  2,964
     23,559   L3 Technologies, Inc.                                                                4,531
     75,271   Lockheed Martin Corp.                                                               22,237
     52,848   Northrop Grumman Corp.                                                              16,261
     86,999   Raytheon Co.                                                                        16,806
     49,434   Rockwell Collins, Inc.                                                               6,658
     77,708   Textron, Inc.                                                                        5,122
     14,945   TransDigm Group, Inc.                                                                5,158
    225,364   United Technologies Corp.                                                           28,177
                                                                                              ----------
                                                                                                 186,574
                                                                                              ----------
              AGRICULTURE & FARM MACHINERY (0.2%)
     98,344   Deere & Co.                                                                         13,748
                                                                                              ----------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (0.7%)
     42,301   C.H. Robinson Worldwide, Inc.                                                   $    3,539
     53,508   Expeditors International of Washington, Inc.                                         3,911
     74,393   FedEx Corp.                                                                         16,892
    208,731   United Parcel Service, Inc. "B"                                                     22,173
                                                                                              ----------
                                                                                                  46,515
                                                                                              ----------
              AIRLINES (0.4%)
     37,046   Alaska Air Group, Inc.                                                               2,237
    127,052   American Airlines Group, Inc.                                                        4,823
    196,218   Delta Air Lines, Inc.                                                                9,721
    160,957   Southwest Airlines Co.                                                               8,190
     71,281   United Continental Holdings, Inc.(a)                                                 4,970
                                                                                              ----------
                                                                                                  29,941
                                                                                              ----------
              BUILDING PRODUCTS (0.3%)
     43,889   A.O. Smith Corp.                                                                     2,596
     28,600   Allegion plc                                                                         2,213
     44,139   Fortune Brands Home & Security, Inc.                                                 2,370
    279,439   Johnson Controls International plc                                                   9,347
     94,690   Masco Corp.                                                                          3,543
                                                                                              ----------
                                                                                                  20,069
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (0.1%)
     42,100   Fluor Corp.                                                                          2,054
     36,355   Jacobs Engineering Group, Inc.                                                       2,308
     46,549   Quanta Services, Inc.(a)                                                             1,555
                                                                                              ----------
                                                                                                   5,917
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
    181,213   Caterpillar, Inc.                                                                   24,585
     46,969   Cummins, Inc.                                                                        6,247
    106,302   PACCAR, Inc.                                                                         6,586
                                                                                              ----------
                                                                                                  37,418
                                                                                              ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
     26,090   Cintas Corp.                                                                         4,828
     61,221   Copart, Inc.                                                                         3,463
                                                                                              ----------
                                                                                                   8,291
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
     69,996   AMETEK, Inc.                                                                         5,051
    132,659   Eaton Corp. plc                                                                      9,915
    190,237   Emerson Electric Co.                                                                13,153
     37,982   Rockwell Automation, Inc.                                                            6,314
                                                                                              ----------
                                                                                                  34,433
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     67,967   Republic Services, Inc.                                                         $    4,646
     25,602   Stericycle, Inc.(a)                                                                  1,672
    120,264   Waste Management, Inc.                                                               9,782
                                                                                              ----------
                                                                                                  16,100
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     37,702   Robert Half International, Inc.                                                      2,454
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (1.6%)
    179,669   3M Co.                                                                              35,345
  2,631,363   General Electric Co.                                                                35,813
    226,215   Honeywell International, Inc.                                                       32,586
     31,388   Roper Technologies, Inc.                                                             8,660
                                                                                              ----------
                                                                                                 112,404
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.7%)
     46,615   Dover Corp.                                                                          3,412
     39,332   Flowserve Corp.                                                                      1,589
     92,468   Fortive Corp.                                                                        7,130
     92,149   Illinois Tool Works, Inc.                                                           12,766
     75,229   Ingersoll-Rand plc                                                                   6,750
     40,109   Parker-Hannifin Corp.                                                                6,251
     49,843   Pentair plc                                                                          2,098
     17,125   Snap-on, Inc.                                                                        2,753
     46,899   Stanley Black & Decker, Inc.                                                         6,229
     54,454   Xylem, Inc.                                                                          3,669
                                                                                              ----------
                                                                                                  52,647
                                                                                              ----------
              RAILROADS (0.9%)
    265,217   CSX Corp.                                                                           16,916
     31,177   Kansas City Southern                                                                 3,303
     85,688   Norfolk Southern Corp.                                                              12,928
    234,930   Union Pacific Corp.                                                                 33,285
                                                                                              ----------
                                                                                                  66,432
                                                                                              ----------
              RESEARCH & CONSULTING SERVICES (0.3%)
     36,168   Equifax, Inc.                                                                        4,525
    107,523   IHS Markit Ltd.(a)                                                                   5,547
    101,578   Nielsen Holdings plc                                                                 3,142
     46,856   Verisk Analytics, Inc.(a)                                                            5,043
                                                                                              ----------
                                                                                                  18,257
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     87,021   Fastenal Co.                                                                         4,188
     25,496   United Rentals, Inc.(a)                                                              3,764

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     15,405   W.W. Grainger, Inc.                                                             $    4,751
                                                                                              ----------
                                                                                                  12,703
                                                                                              ----------
              TRUCKING (0.1%)
     25,778   J.B. Hunt Transport Services, Inc.                                                   3,133
                                                                                              ----------
              Total Industrials                                                                  667,036
                                                                                              ----------
              INFORMATION TECHNOLOGY (25.5%)
              ------------------------------
              APPLICATION SOFTWARE (1.5%)
    149,232   Adobe Systems, Inc.(a)                                                              36,384
     25,307   ANSYS, Inc.(a)                                                                       4,408
     66,465   Autodesk, Inc.(a)                                                                    8,713
     84,996   Cadence Design Systems, Inc.(a)                                                      3,681
     38,942   Citrix Systems, Inc.(a)                                                              4,083
     73,894   Intuit, Inc.                                                                        15,097
    213,772   salesforce.com, Inc.(a)                                                             29,159
     44,880   Synopsys, Inc.(a)                                                                    3,840
                                                                                              ----------
                                                                                                 105,365
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (1.0%)
  1,424,595   Cisco Systems, Inc.                                                                 61,300
     18,676   F5 Networks, Inc.(a)                                                                 3,221
    107,417   Juniper Networks, Inc.                                                               2,945
     48,773   Motorola Solutions, Inc.                                                             5,676
                                                                                              ----------
                                                                                                  73,142
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (3.2%)
     14,630   Alliance Data Systems Corp.                                                          3,412
    133,791   Automatic Data Processing, Inc.                                                     17,947
     35,764   Broadridge Financial Solutions Inc                                                   4,116
    100,801   Fidelity National Information Services, Inc.                                        10,688
    124,626   Fiserv, Inc.(a)                                                                      9,234
     27,153   Fleetcor Techs. Inc                                                                  5,720
     48,755   Global Payments, Inc.                                                                5,436
    277,632   Mastercard, Inc. "A"                                                                54,560
     97,720   Paychex, Inc.                                                                        6,679
    338,127   PayPal Holdings, Inc.(a)                                                            28,156
     49,864   Total System Services, Inc.                                                          4,214
    540,802   Visa, Inc. "A"(b)                                                                   71,629
    138,283   Western Union Co.                                                                    2,811
                                                                                              ----------
                                                                                                 224,602
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.2%)
     91,132   Amphenol Corp. "A"                                                              $    7,942
    251,731   Corning, Inc.                                                                        6,925
                                                                                              ----------
                                                                                                  14,867
                                                                                              ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     41,722   FLIR Systems, Inc.                                                                   2,168
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
     11,421   IPG Photonics Corp.(a)                                                               2,520
    105,851   TE Connectivity Ltd.                                                                 9,533
                                                                                              ----------
                                                                                                  12,053
                                                                                              ----------
              HOME ENTERTAINMENT SOFTWARE (0.5%)
    230,760   Activision Blizzard, Inc.                                                           17,612
     92,629   Electronic Arts, Inc.(a)                                                            13,062
     34,519   Take-Two Interactive Software, Inc.(a)                                               4,086
                                                                                              ----------
                                                                                                  34,760
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (5.2%)
     51,465   Akamai Technologies, Inc.(a)                                                         3,769
     90,466   Alphabet, Inc. "A"(a)                                                              102,153
     91,961   Alphabet, Inc. "C"(a)                                                              102,596
    280,282   eBay, Inc.(a)                                                                       10,163
    726,607   Facebook, Inc. "A"(a)                                                              141,194
    198,452   Twitter Inc                                                                          8,667
     28,967   VeriSign, Inc.(a)                                                                    3,981
                                                                                              ----------
                                                                                                 372,523
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (1.3%)
    194,640   Accenture plc "A"                                                                   31,841
    177,528   Cognizant Technology Solutions Corp. "A"                                            14,023
     86,169   DXC Technology Co.                                                                   6,946
     27,534   Gartner, Inc.(a)                                                                     3,660
    258,477   International Business Machines Corp.                                               36,109
                                                                                              ----------
                                                                                                  92,579
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    305,176   Applied Materials, Inc.                                                             14,096
     47,184   KLA-Tencor Corp.                                                                     4,838
     49,704   Lam Research Corp.                                                                   8,591
                                                                                              ----------
                                                                                                  27,525
                                                                                              ----------
              SEMICONDUCTORS (3.6%)
    249,484   Advanced Micro Devices, Inc.(a)                                                      3,740
    112,537   Analog Devices, Inc.                                                                10,794
    121,668   Broadcom, Inc.                                                                      29,521

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  1,412,048   Intel Corp.                                                                     $   70,193
     71,695   Microchip Technology, Inc.                                                           6,521
    351,276   Micron Technology, Inc.(a)                                                          18,421
    183,833   NVIDIA Corp.                                                                        43,550
     38,315   Qorvo, Inc.(a)                                                                       3,072
    448,914   QUALCOMM, Inc.                                                                      25,193
     55,054   Skyworks Solutions, Inc.                                                             5,321
    296,719   Texas Instruments, Inc.                                                             32,713
     76,871   Xilinx, Inc.                                                                         5,017
                                                                                              ----------
                                                                                                 254,056
                                                                                              ----------
              SYSTEMS SOFTWARE (4.0%)
     94,483   CA, Inc.                                                                             3,368
  2,327,322   Microsoft Corp.(c)                                                                 229,497
    902,754   Oracle Corp.                                                                        39,775
     54,051   Red Hat, Inc.(a)                                                                     7,263
    186,653   Symantec Corp.                                                                       3,855
                                                                                              ----------
                                                                                                 283,758
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.4%)
  1,488,818   Apple, Inc.(c)                                                                     275,595
    462,104   Hewlett Packard Enterprise Co.                                                       6,751
    498,333   HP, Inc.                                                                            11,307
     80,848   NetApp, Inc.                                                                         6,349
     87,707   Seagate Technology plc                                                               4,953
     91,007   Western Digital Corp.                                                                7,045
     64,577   Xerox Corp.                                                                          1,550
                                                                                              ----------
                                                                                                 313,550
                                                                                              ----------
              Total Information Technology                                                     1,810,948
                                                                                              ----------
              MATERIALS (2.6%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     97,701   LyondellBasell Industries N.V. "A"                                                  10,732
                                                                                              ----------
              CONSTRUCTION MATERIALS (0.1%)
     18,944   Martin Marietta Materials, Inc.                                                      4,231
     40,074   Vulcan Materials Co.                                                                 5,172
                                                                                              ----------
                                                                                                   9,403
                                                                                              ----------
              COPPER (0.1%)
    406,888   Freeport-McMoRan, Inc.(a)                                                            7,023
                                                                                              ----------
              DIVERSIFIED CHEMICALS (0.7%)
    703,330   DowDuPont, Inc.                                                                     46,364
     43,058   Eastman Chemical Co.                                                                 4,304
                                                                                              ----------
                                                                                                  50,668
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     70,227   CF Industries Holdings, Inc.                                                    $    3,118
     40,425   FMC Corp.                                                                            3,606
    105,680   Mosaic Co.                                                                           2,965
                                                                                              ----------
                                                                                                   9,689
                                                                                              ----------
              GOLD (0.1%)
    161,312   Newmont Mining Corp.                                                                 6,083
                                                                                              ----------
              INDUSTRIAL GASES (0.3%)
     66,706   Air Products & Chemicals, Inc.                                                      10,388
     87,277   Praxair, Inc.                                                                       13,803
                                                                                              ----------
                                                                                                  24,191
                                                                                              ----------
              METAL & GLASS CONTAINERS (0.1%)
    105,945   Ball Corp.                                                                           3,766
                                                                                              ----------
              PAPER PACKAGING (0.3%)
     26,613   Avery Dennison Corp.                                                                 2,717
    126,002   International Paper Co.                                                              6,562
     28,460   Packaging Corp. of America                                                           3,182
     48,133   Sealed Air Corp.                                                                     2,043
     78,389   WestRock Co.                                                                         4,470
                                                                                              ----------
                                                                                                  18,974
                                                                                              ----------
              SPECIALTY CHEMICALS (0.5%)
     33,320   Albemarle Corp.                                                                      3,143
     78,442   Ecolab, Inc.                                                                        11,008
     23,772   International Flavors & Fragrances, Inc.                                             2,947
     75,840   PPG Industries, Inc.                                                                 7,867
     24,959   Sherwin-Williams Co.                                                                10,172
                                                                                              ----------
                                                                                                  35,137
                                                                                              ----------
              STEEL (0.1%)
     97,272   Nucor Corp.                                                                          6,079
                                                                                              ----------
              Total Materials                                                                    181,745
                                                                                              ----------
              REAL ESTATE (2.8%)
              ------------------
              REAL ESTATE SERVICES (0.1%)
     90,947   CBRE Group, Inc. "A"(a)                                                              4,342
                                                                                              ----------
              REITs - HEALTH CARE (0.2%)
    141,418   HCP, Inc.                                                                            3,651
    109,017   Ventas, Inc.                                                                         6,209
    113,754   Welltower, Inc.                                                                      7,131
                                                                                              ----------
                                                                                                  16,991
                                                                                              ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REITs - HOTEL & RESORT (0.1%)
    225,619   Host Hotels & Resorts, Inc.                                                     $    4,754
                                                                                              ----------
              REITs - INDUSTRIAL (0.2%)
    107,487   Duke Realty Corp.                                                                    3,120
    162,405   ProLogis, Inc.                                                                      10,669
                                                                                              ----------
                                                                                                  13,789
                                                                                              ----------
              REITs - OFFICE (0.2%)
     31,251   Alexandria Real Estate Equities, Inc.                                                3,943
     46,692   Boston Properties, Inc.                                                              5,856
     27,310   SL Green Realty Corp.                                                                2,746
     52,006   Vornado Realty Trust                                                                 3,844
                                                                                              ----------
                                                                                                  16,389
                                                                                              ----------
              REITs - RESIDENTIAL (0.4%)
     47,304   Apartment Investment & Management Co. "A"                                            2,001
     41,749   AvalonBay Communities, Inc.                                                          7,176
    111,157   Equity Residential                                                                   7,080
     20,296   Essex Property Trust, Inc.                                                           4,852
     34,196   Mid-America Apartment Communities, Inc.                                              3,442
     81,287   UDR, Inc.                                                                            3,052
                                                                                              ----------
                                                                                                  27,603
                                                                                              ----------
              REITs - RETAIL (0.5%)
     22,128   Federal Realty Investment Trust                                                      2,800
    190,652   GGP, Inc.                                                                            3,895
    128,612   Kimco Realty Corp.                                                                   2,185
     32,545   Macerich Co.                                                                         1,850
     85,866   Realty Income Corp.                                                                  4,619
     44,617   Regency Centers Corp.                                                                2,770
     93,898   Simon Property Group, Inc.                                                          15,980
                                                                                              ----------
                                                                                                  34,099
                                                                                              ----------
              REITs - SPECIALIZED (1.1%)
    133,729   American Tower Corp.                                                                19,280
    126,078   Crown Castle International Corp.                                                    13,594
     62,133   Digital Realty Trust, Inc.                                                           6,933
     24,154   Equinix, Inc.                                                                       10,383
     37,909   Extra Space Storage, Inc.                                                            3,784
     84,733   Iron Mountain, Inc.                                                                  2,966
     45,215   Public Storage                                                                      10,257
     35,156   SBA Communications Corp.(a)                                                          5,805
    230,692   Weyerhaeuser Co.                                                                     8,411
                                                                                              ----------
                                                                                                  81,413
                                                                                              ----------
              Total Real Estate                                                                  199,380
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (2.0%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
    298,448   CenturyLink, Inc.                                                               $    5,563
                                                                                              ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
  2,198,057   AT&T, Inc.(c)                                                                       70,580
  1,251,253   Verizon Communications, Inc.(c)                                                     62,950
                                                                                              ----------
                                                                                                 133,530
                                                                                              ----------
              Total Telecommunication Services                                                   139,093
                                                                                              ----------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (1.8%)
     69,430   Alliant Energy Corp.                                                                 2,938
    148,525   American Electric Power Co., Inc.                                                   10,285
    213,140   Duke Energy Corp.                                                                   16,855
     98,242   Edison International                                                                 6,216
     54,667   Entergy Corp.                                                                        4,417
     81,833   Evergy Inc.                                                                          4,595
     95,411   Eversource Energy                                                                    5,592
    293,690   Exelon Corp.                                                                        12,511
    134,932   FirstEnergy Corp.                                                                    4,845
    142,985   NextEra Energy, Inc.                                                                23,883
    155,448   PG&E Corp.                                                                           6,616
     33,657   Pinnacle West Capital Corp.                                                          2,711
    213,375   PPL Corp.                                                                            6,092
    307,070   Southern Co.                                                                        14,221
    153,445   Xcel Energy, Inc.                                                                    7,009
                                                                                              ----------
                                                                                                 128,786
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    199,744   AES Corp.                                                                            2,679
     91,240   NRG Energy, Inc.                                                                     2,801
                                                                                              ----------
                                                                                                   5,480
                                                                                              ----------
              MULTI-UTILITIES (0.9%)
     73,046   Ameren Corp.                                                                         4,445
    130,532   CenterPoint Energy, Inc.                                                             3,617
     84,868   CMS Energy Corp.                                                                     4,013
     93,791   Consolidated Edison, Inc.                                                            7,314
    198,153   Dominion Energy, Inc.                                                               13,510
     56,011   DTE Energy Co.                                                                       5,804
    101,465   NiSource, Inc.                                                                       2,667
    152,563   Public Service Enterprise Group, Inc.                                                8,260
     42,785   SCANA Corp.                                                                          1,648

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     80,313   Sempra Energy                                                                   $    9,325
     95,458   WEC Energy Group, Inc.                                                               6,171
                                                                                              ----------
                                                                                                  66,774
                                                                                              ----------
              WATER UTILITIES (0.1%)
     53,797   American Water Works Co., Inc.                                                       4,593
                                                                                              ----------
              Total Utilities                                                                    205,633
                                                                                              ----------
              Total Common Stocks (Cost: $3,149,299)                                           6,974,415
                                                                                              ----------

              MONEY MARKET INSTRUMENTS (1.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)
104,834,061   Northern Institutional Funds - U.S. Government Portfolio, 1.73%(e),(f)             104,834
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.2%)
$    12,955   1.61%, 7/19/18(g),(h)                                                               12,944
                                                                                              ----------
              Total Money Market Instruments (Cost: $117,779)                                    117,778
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
    252,325   Goldman Sachs Financial Square Government Fund Institutional
                Class, 1.84%(e)                                                                      252
  4,518,393   Invesco Government & Agency Portfolio Institutional Class, 1.83%(e)                  4,519
  1,329,944   Western Asset Institutional Government Reserves Institutional
                Class A, 1.80%(e)                                                                  1,330
                                                                                              ----------
              Total Short-Term Investments Purchased With Cash Collateral From
                Securities Loaned (Cost: $6,101)                                                   6,101
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $3,273,179)                                            $7,098,294
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
                                                         NOTIONAL         CONTRACT         APPRECIATION/
NUMBER OF                             EXPIRATION          AMOUNT           VALUE          (DEPRECIATION)
CONTRACTS                                DATE             (000)             (000)                  (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (1.8%)

              LONG FUTURES

              EQUITY CONTRACTS
        928   E-mini S&P 500 Index
               Futures                 9/21/2018        128,738 USD       $126,282            $   (2,456)
                                                                          --------            ----------

              TOTAL FUTURES                                               $126,282            $   (2,456)
                                                                          ========            ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common stocks                             $6,974,415          $     -               $-      $6,974,415
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                         104,834                -                -         104,834
    U.S. Treasury Bills                              -           12,944                -          12,944
Short-Term Investments Purchased With
  Cash Collateral From Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                           6,101                -                -           6,101
--------------------------------------------------------------------------------------------------------
Total                                       $7,085,350          $12,944               $-      $7,098,294
--------------------------------------------------------------------------------------------------------

LIABILITIES                                    LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                  $   (2,456)         $     -               $-      $   (2,456)
--------------------------------------------------------------------------------------------------------
Total                                       $   (2,456)         $     -               $-      $   (2,456)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period In which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REITs Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) Non-income-producing security.

    (b) The security, or a portion thereof, was out on loan as of June 30, 2018.

    (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2018.

    (d) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
        (NTI), which is the subadviser of the Fund.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (e) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

    (f) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - U.S. Government Portfolio.

    (g) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (h) Security with a value of $12,944,000 is segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $9,080) (cost of $3,273,179)                                   $7,098,294
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                                         400
         Unaffiliated transactions                                                              2,703
      USAA Asset Management Company (Note 7)                                                      120
      Dividends and interest                                                                    5,905
      Securities sold                                                                           7,286
      Other                                                                                        19
   Variation margin on futures contracts                                                           95
                                                                                           ----------
         Total assets                                                                       7,114,822
                                                                                           ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                          6,101
      Securities purchased                                                                      3,462
      Capital shares redeemed                                                                   2,325
   Accrued management fees                                                                        572
   Accrued administration and servicing fees                                                       17
   Accrued transfer agent's fees                                                                   89
   Other accrued expenses and payables                                                            133
                                                                                           ----------
         Total liabilities                                                                     12,699
                                                                                           ----------
            Net assets applicable to capital shares outstanding                            $7,102,123
                                                                                           ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $3,259,163
   Accumulated undistributed net investment income                                              1,205
   Accumulated net realized gain on investments and futures transactions                       19,096
   Net unrealized appreciation of investments and futures contracts                         3,822,659
                                                                                           ----------
            Net assets applicable to capital shares outstanding                            $7,102,123
                                                                                           ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $3,270,943/84,706 capital shares
        outstanding, no par value)                                                         $    38.62
                                                                                           ==========
      Reward Shares (net assets of $3,831,179/99,183 capital shares
        outstanding, no par value)                                                         $    38.63
                                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                 $ 66,938
   Interest                                                                                       511
   Other (Note 7)                                                                                   1
   Securities lending (net)                                                                        96
                                                                                             --------
       Total income                                                                            67,546
                                                                                             --------
EXPENSES
   Management fees                                                                              3,464
   Administration and servicing fees:
       Member Shares                                                                              962
       Reward Shares                                                                            1,117
   Transfer agent's fees:
       Member Shares                                                                            1,393
       Reward Shares                                                                              159
   Custody and accounting fees:
       Member Shares                                                                               15
       Reward Shares                                                                               16
   Postage:
       Member Shares                                                                               78
       Reward Shares                                                                                8
   Shareholder reporting fees:
       Member Shares                                                                               37
       Reward Shares                                                                                8
   Trustees' fees                                                                                  16
   Registration fees:
       Member Shares                                                                               60
       Reward Shares                                                                               79
   Professional fees                                                                              105
   Other                                                                                           79
                                                                                             --------
             Total expenses                                                                     7,596
   Expenses reimbursed:
       Member Shares                                                                             (192)
       Reward Shares                                                                             (532)
                                                                                             --------
             Net expenses                                                                       6,872
                                                                                             --------
NET INVESTMENT INCOME                                                                          60,674
                                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                                             31,811
       Futures transactions                                                                     3,451
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                             83,158
       Futures contracts                                                                       (3,092)
                                                                                             --------
             Net realized and unrealized gain                                                 115,328
                                                                                             --------
   Increase in net assets resulting from operations                                          $176,002
                                                                                             ========

See accompanying notes to financial statements.

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

--------------------------------------------------------------------------------------------------------

                                                                             6/30/2018        12/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $   60,674        $  112,603
   Net realized gain (loss) on investments                                      31,811            (1,403)
   Net realized gain on futures transactions                                     3,451            14,449
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                               83,158         1,123,674
      Futures contracts                                                         (3,092)              863
                                                                            ----------------------------
      Increase in net assets resulting from operations                         176,002         1,250,186
                                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                            (27,777)          (52,602)
      Reward Shares                                                            (34,235)          (58,208)
                                                                            ----------------------------
         Total distributions of net investment income                          (62,012)         (110,810)
                                                                            ----------------------------
   Net realized gains:
      Member Shares                                                                  -            (1,805)
      Reward Shares                                                                  -            (1,973)
                                                                            ----------------------------
         Total distributions of net realized gains                                   -            (3,778)
                                                                            ----------------------------
      Distributions to shareholders                                            (62,012)         (114,588)
                                                                            ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                               (71,599)         (235,826)
   Reward Shares                                                               137,646            49,033
                                                                            ----------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                             66,047          (186,793)
                                                                            ----------------------------
   Net increase in net assets                                                  180,037           948,805

NET ASSETS
   Beginning of period                                                       6,922,086         5,973,281
                                                                            ----------------------------
   End of period                                                            $7,102,123        $6,922,086
                                                                            ============================
Accumulated undistributed net investment income:
   End of period                                                            $    1,205        $    2,543
                                                                            ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, the USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

        been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

    which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2018*
    (IN THOUSANDS)


                                           ASSET DERIVATIVES                   LIABILITY DERIVATIVES
    ---------------------------------------------------------------------------------------------------
                               STATEMENT OF                              STATEMENT OF
    DERIVATIVES NOT            ASSETS AND                                ASSETS AND
    ACCOUNTED FOR AS           LIABILITIES                               LIABILITIES
    HEDGING INSTRUMENTS        LOCATION                FAIR VALUE        LOCATION            FAIR VALUE
    ---------------------------------------------------------------------------------------------------
    Equity contracts           -                          $-             Net unrealized        $2,456**
                                                                         depreciation of
                                                                         investments and
                                                                         futures contracts
    ---------------------------------------------------------------------------------------------------

     * For open derivative instruments as of June 30, 2018, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2018.

    ** Includes cumulative appreciation (depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                                       CHANGE IN
                                                                                       UNREALIZED
    DERIVATIVES NOT                                               REALIZED GAIN        APPRECIATION/
    ACCOUNTED FOR AS           STATEMENT OF                       (LOSS) ON            (DEPRECIATION)
    HEDGING INSTRUMENTS        OPERATIONS LOCATION                DERIVATIVES          ON DERIVATIVES
    --------------------------------------------------------------------------------------------------
    Equity contracts           Net realized gain on               $3,451               $(3,092)
                               Futures transactions /
                               Change in net unrealized
                               appreciation/(depreciation)
                               of Futures contracts
    --------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of $27,000, which represents 8.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $3,943,912,000 and $118,797,000, respectively, resulting in net unrealized appreciation of $3,825,115,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $104,066,000 and $110,628,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                 NON-CASH COLLATERAL               CASH COLLATERAL
-------------------------------------------------------------------------------
    $9,080,000                      $3,495,000                    $6,101,000
-------------------------------------------------------------------------------

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                        SIX-MONTH PERIOD ENDED              YEAR ENDED
                                            JUNE 30, 2018                DECEMBER 31, 2017
    -------------------------------------------------------------------------------------------
                                      SHARES             AMOUNT        SHARES            AMOUNT
                                     ----------------------------------------------------------
    MEMBER SHARES:
    Shares sold                        7,713          $ 298,531        13,887         $ 481,857
    Shares issued from
     reinvested dividends                727             27,387         1,518            53,682
    Shares redeemed                  (10,209)          (397,517)      (22,063)         (771,365)
                                     ----------------------------------------------------------
    Net decrease from capital
     share transactions               (1,769)         $ (71,599)       (6,658)        $(235,826)
                                     ==========================================================
    REWARD SHARES:
    Shares sold                        8,991          $ 350,731        17,379         $ 608,487
    Shares issued from
     reinvested dividends                871             32,820         1,634            57,877
    Shares redeemed                   (6,345)          (245,905)      (17,974)         (617,331)
                                     ----------------------------------------------------------
    Net increase from capital
     share transactions                3,517          $ 137,646         1,039         $  49,033
                                     ==========================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100%

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended June 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $3,464,000.

SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $320,000.

NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2018, NTI remitted $1,000 to the Fund for the investments in the Northern Institutional Fund's U.S Government Portfolio.

NTI is a subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2018, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $962,000 and $1,117,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $61,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed through April 30, 2019, to limit the total annual operating expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $192,000 and $532,000, respectively, of which $120,000 was receivable from the Manager.

In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2018, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $19,000 and $21,000, respectively.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,393,000 and $159,000, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to the Member Shares to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2018, the Fund recorded a receivable for capital shares sold of $400,000 for the USAA fund-of-funds' purchases of Reward Shares. As of June 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
Cornerstone Conservative                                               0.1

Cornerstone Equity                                                     0.4

Target Retirement Income                                               0.1

Target Retirement 2020                                                 0.1

Target Retirement 2030                                                 0.4

Target Retirement 2040                                                 0.6

Target Retirement 2050                                                 0.3

Target Retirement 2060                                                 0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

FINANCIAL HIGHLIGHTS

MEMBER SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                                 YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------
                                  2018             2017             2016             2015             2014             2013
                            -----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    38.00       $    31.81       $    29.18       $    29.41       $    26.39       $    20.34
                            -----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .33              .59              .58              .56              .49              .44
  Net realized and
    unrealized gain (loss)         .62             6.21             2.80             (.24)            3.01             6.02
                            -----------------------------------------------------------------------------------------------
Total from investment
  operations                       .95             6.80             3.38              .32             3.50             6.46
                            -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.33)            (.59)            (.61)            (.52)            (.48)            (.41)
  Realized capital gains             -             (.02)            (.14)            (.03)               -                -
                            -----------------------------------------------------------------------------------------------
Total distributions               (.33)            (.61)            (.75)            (.55)            (.48)            (.41)
                            -----------------------------------------------------------------------------------------------
Net asset value at
  end of period             $    38.62       $    38.00       $    31.81       $    29.18       $    29.41       $    26.39
                            ===============================================================================================
Total return (%)*                 2.52            21.53            11.70             1.13            13.38            32.03
Net assets at end of
  period (000)              $3,270,943       $3,285,829       $2,962,450       $2,777,361       $2,761,616       $2,571,828
Ratios to average
  net assets:**
  Expenses (%)(c)                  .25(b)           .25              .25              .25              .25              .25(a)
  Expenses, excluding
    reimbursements (%)(c)          .26(b)           .27              .28              .28              .28              .30(a)
  Net investment
    income (%)                    1.68(b)          1.71             1.95             1.88             1.76             1.85
Portfolio turnover (%)               1                3                4                4                3                3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $3,269,805,000.
(a) Reflects total annual operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Does not include acquired fund fees, if any.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

REWARD SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                                  YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                   2018             2017             2016             2015             2014             2013
                             -----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    38.01       $    31.82       $    29.19        $   29.42       $    26.39       $    20.34
                             -----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .34              .61              .60              .59              .51              .45
  Net realized and
    unrealized gain (loss)          .63             6.22             2.81             (.24)            3.03             6.04
                             -----------------------------------------------------------------------------------------------
Total from investment
  operations                        .97             6.83             3.41              .35             3.54             6.49
                             -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.35)            (.62)            (.64)            (.55)            (.51)            (.44)
  Realized capital gains              -             (.02)            (.14)            (.03)               -                -
                             -----------------------------------------------------------------------------------------------
Total distributions                (.35)            (.64)            (.78)            (.58)            (.51)            (.44)
                             -----------------------------------------------------------------------------------------------
Net asset value at
  end of period              $    38.63       $    38.01       $    31.82        $    29.19      $    29.42       $    26.39
                             ===============================================================================================
Total return (%)*                  2.57            21.64            11.79              1.23           13.53            32.16
Net assets at end of
  period (000)               $3,831,179       $3,636,257       $3,010,831        $2,613,832      $2,306,656       $1,832,575
Ratios to average
  net assets:**
  Expenses (%)(c)                   .15(b)           .15              .15               .15             .15              .15(a)
  Expenses, excluding
    reimbursements (%)(c)           .18(b)           .18              .18               .18             .18              .20(a)
  Net investment
    income (%)                     1.78(b)          1.81             2.04              1.99            1.86             1.95
Portfolio turnover (%)                1                3                4                 4               3                3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $3,795,075,000.
(a) Reflects total annual operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  43

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2018 -
                                       JANUARY 1, 2018         JUNE 30, 2018          JUNE 30, 2018
                                       --------------------------------------------------------------
MEMBER SHARES
Actual                                    $1,000.00              $1,025.20                 $1.26

Hypothetical
 (5% return before expenses)               1,000.00               1,023.55                  1.25

REWARD SHARES
Actual                                     1,000.00               1,025.70                  0.75

Hypothetical
 (5% return before expenses)               1,000.00               1,024.05                  0.75

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.52% for Member Shares and 2.57% for Reward Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

Independent Counsel at which no representatives of management were present. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers or reimbursements - was above the median of its expense group and its expense universe for the Member Shares and at the median of its expense group and below the median of its expense universe for the Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total returns of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and below its Lipper index for the one-, three-, five- and ten-year periods ended December 31, 2017, and the performance of the Fund's Reward Shares was above the average of its performance universe and below its Lipper index for the one-year period ended December 31, 2017, and above the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 40% of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the percentile performance ranking for the Fund's Reward Shares was in the top 30% of its performance universe for the one-, three- and five-year periods ended December 31, 2017, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability, if any, from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include, among others: (i) regular telephonic

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, five-, and ten-year periods ended December 31, 2017, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
28651-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 ==============================================================

         SEMIANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         JUNE 30, 2018

 ==============================================================

         TARGET RETIREMENT INCOME FUND (URINX)

         TARGET RETIREMENT 2020 FUND (URTNX)

         TARGET RETIREMENT 2030 FUND (URTRX)

         TARGET RETIREMENT 2040 FUND (URFRX)

         TARGET RETIREMENT 2050 FUND (URFFX)

         TARGET RETIREMENT 2060 FUND (URSIX)

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   7

    Notes to Portfolio of Investments                                         19

    Financial Statements                                                      20

    Notes to Financial Statements                                             28

    Financial Highlights                                                      51

EXPENSE EXAMPLE                                                               57

ADVISORY AGREEMENT(S)                                                         60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TARGET RETIREMENT INCOME FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME FUNDS                                                      64.4%
EQUITY & ALTERNATIVE                                                    35.2%
MONEY MARKET INSTRUMENTS                                                 0.4%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                    53.4%
FIXED-INCOME FUNDS                                                      46.4%
MONEY MARKET INSTRUMENTS                                                 0.2%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                    72.8%
FIXED-INCOME FUNDS                                                      27.1%
MONEY MARKET INSTRUMENTS                                                 0.1%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                    87.1%
FIXED-INCOME FUNDS                                                      12.8%
MONEY MARKET INSTRUMENTS                                                 0.1%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

4  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                    92.7%
FIXED-INCOME FUNDS                                                       6.9%
MONEY MARKET INSTRUMENTS                                                 0.3%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                           ASSET ALLOCATION - 6/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                    91.9%
FIXED-INCOME FUNDS                                                       6.3%
MONEY MARKET INSTRUMENTS                                                 1.7%

                                 [END PIE CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              BONDS (64.4%)

              FIXED-INCOME FUNDS (64.4%)
  7,897,665   USAA Government Securities Fund                                                        $ 75,265
  1,422,806   USAA High Income Fund                                                                    11,326
  5,437,845   USAA Income Fund                                                                         68,897
  1,324,974   USAA Intermediate-Term Bond Fund                                                         13,674
  5,517,880   USAA Short-Term Bond Fund                                                                49,992
                                                                                                     --------
              Total Fixed-Income Funds (cost: $219,764)                                               219,154
                                                                                                     --------
              Total Bonds (cost: $219,764)                                                            219,154
                                                                                                     --------
              EQUITY SECURITIES (35.2%)

              EQUITY & ALTERNATIVE (35.2%)
     86,698   USAA Emerging Markets Fund                                                                1,561
         52   USAA Flexible Income Fund                                                                     1
  2,704,968   USAA Global Managed Volatility Fund                                                      29,024
    428,121   USAA Growth Fund                                                                         13,293
    586,115   USAA International Fund                                                                  18,926
     41,961   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                 1,966
    106,578   USAA MSCI International Value Momentum Blend Index ETF                                    5,152
     15,185   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                      822
    149,900   USAA MSCI USA Value Momentum Blend Index ETF                                              7,715
    521,860   USAA Real Return Fund                                                                     5,495
     93,252   USAA S&P 500 Index Fund                                                                   3,602
    223,772   USAA Small Cap Stock Fund                                                                 4,283
  1,241,499   USAA Target Managed Allocation Fund                                                      14,141
     46,508   USAA Total Return Strategy Fund                                                             377
    626,686   USAA Value Fund                                                                          13,273
                                                                                                     --------
              Total Equity & Alternative (cost: $96,445)                                              119,631
                                                                                                     --------
              Total Equity Securities (cost: $96,445)                                                 119,631
                                                                                                     --------
              MONEY MARKET INSTRUMENTS (0.4%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
  1,360,773   State Street Institutional Treasury Money Market Fund Premier Class,
                1.74%(a) (cost: $1,361)                                                                 1,361
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $317,570)                                                     $340,146
                                                                                                     ========

================================================================================

                                                  PORTFOLIOS OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Fixed-Income Funds                          $219,154                $-              $-           $219,154
Equity Securities:
  Equity & Alternative                         119,631                 -               -            119,631
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           1,361                 -               -              1,361
-----------------------------------------------------------------------------------------------------------
Total                                         $340,146                $-              $-           $340,146
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (53.4%)

              EQUITY & ALTERNATIVE (53.4%)
    187,139   USAA Emerging Markets Fund                                                             $  3,370
     33,498   USAA Flexible Income Fund                                                                   279
  7,413,133   USAA Global Managed Volatility Fund                                                      79,543
  1,169,296   USAA Growth Fund                                                                         36,307
  1,579,110   USAA International Fund                                                                  50,989
    118,303   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                 5,543
    286,969   USAA MSCI International Value Momentum Blend Index ETF                                   13,872
     41,086   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                    2,223
    406,919   USAA MSCI USA Value Momentum Blend Index ETF                                             20,944
    935,424   USAA Real Return Fund                                                                     9,850
    260,973   USAA S&P 500 Index Fund                                                                  10,081
    528,052   USAA Small Cap Stock Fund                                                                10,107
  3,362,031   USAA Target Managed Allocation Fund                                                      38,294
    202,108   USAA Total Return Strategy Fund                                                           1,639
  1,711,079   USAA Value Fund                                                                          36,241
                                                                                                     --------
              Total Equity & Alternative (cost: $244,939)                                             319,282
                                                                                                     --------
              Total Equity Securities (cost: $244,939)                                                319,282
                                                                                                     --------
              BONDS (46.4%)

              FIXED-INCOME FUNDS (46.4%)
     31,835   USAA Core Intermediate-Term Bond ETF                                                      1,545
  6,878,269   USAA Government Securities Fund                                                          65,550
  2,683,995   USAA High Income Fund                                                                    21,365
  7,713,865   USAA Income Fund                                                                         97,735
  3,858,853   USAA Intermediate-Term Bond Fund                                                         39,823
  5,633,551   USAA Short-Term Bond Fund                                                                51,040
                                                                                                     --------
              Total Fixed-Income Funds (cost: $269,281)                                               277,058
                                                                                                     --------
              Total Bonds (cost: $269,281)                                                            277,058
                                                                                                     --------
              MONEY MARKET INSTRUMENTS (0.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
  1,223,968   State Street Institutional Treasury Money Market Fund Premier
                Class, 1.74%(a) (cost: $1,224)                                                          1,224
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $515,444)                                                     $597,564
                                                                                                     ========

================================================================================

                                                  PORTFOLIOS OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                        $319,282                $-              $-           $319,282
Bonds:
  Fixed-Income Funds                           277,058                 -               -            277,058
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           1,224                 -               -              1,224
-----------------------------------------------------------------------------------------------------------
Total                                         $597,564                $-              $-           $597,564
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (72.8%)

              EQUITY & ALTERNATIVE (72.8%)
    666,811   USAA Emerging Markets Fund                                                           $   12,009
    353,421   USAA Flexible Income Fund                                                                 2,947
 20,657,700   USAA Global Managed Volatility Fund                                                     221,657
  3,543,174   USAA Growth Fund                                                                        110,016
  4,753,748   USAA International Fund                                                                 153,498
    376,058   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                17,621
    857,223   USAA MSCI International Value Momentum Blend Index ETF                                   41,438
    120,564   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                    6,522
  1,224,782   USAA MSCI USA Value Momentum Blend Index ETF                                             63,040
      5,266   USAA Precious Metals and Minerals Fund(b)                                                    69
  1,400,640   USAA Real Return Fund                                                                    14,749
    772,972   USAA S&P 500 Index Fund                                                                  29,860
  1,560,113   USAA Small Cap Stock Fund                                                                29,861
  9,826,451   USAA Target Managed Allocation Fund                                                     111,923
    598,099   USAA Total Return Strategy Fund                                                           4,851
  5,184,916   USAA Value Fund                                                                         109,816
                                                                                                   ----------
              Total Equity & Alternative (cost: $736,410)                                             929,877
                                                                                                   ----------
              Total Equity Securities (cost: $736,410)                                                929,877
                                                                                                   ----------
              BONDS (27.1%)

              FIXED-INCOME FUNDS (27.1%)
     98,632   USAA Core Intermediate-Term Bond ETF                                                      4,787
  7,017,081   USAA Government Securities Fund                                                          66,873
  4,570,868   USAA High Income Fund                                                                    36,384
 10,016,411   USAA Income Fund                                                                        126,908
  7,855,520   USAA Intermediate-Term Bond Fund                                                         81,069
  3,281,091   USAA Short-Term Bond Fund                                                                29,727
                                                                                                   ----------
              Total Fixed-Income Funds (cost: $334,332)                                               345,748
                                                                                                   ----------
              Total Bonds (cost: $334,332)                                                            345,748
                                                                                                   ----------

              MONEY MARKET INSTRUMENTS (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
  1,589,299   State Street Institutional Treasury Money Market Fund Premier Class,
                1.74%(a) (cost: $1,589)                                                                 1,589
                                                                                                   ----------

              TOTAL INVESTMENTS (COST: $1,072,331)                                                 $1,277,214
                                                                                                   ==========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                      $  929,877                $-              $-         $  929,877
Bonds:
  Fixed-Income Funds                           345,748                 -               -            345,748
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           1,589                 -               -              1,589
-----------------------------------------------------------------------------------------------------------
Total                                       $1,277,214                $-              $-         $1,277,214
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (87.1%)

              EQUITY & ALTERNATIVE (87.1%)
    934,444   USAA Emerging Markets Fund                                                           $   16,829
    209,538   USAA Flexible Income Fund                                                                 1,748
 27,320,616   USAA Global Managed Volatility Fund                                                     293,150
  4,785,108   USAA Growth Fund                                                                        148,578
  6,408,910   USAA International Fund                                                                 206,944
    521,783   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                24,449
  1,153,582   USAA MSCI International Value Momentum Blend Index ETF                                   55,764
    161,540   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                    8,739
  1,654,057   USAA MSCI USA Value Momentum Blend Index ETF                                             85,134
      4,906   USAA Precious Metals and Minerals Fund(b)                                                    64
    998,409   USAA Real Return Fund                                                                    10,513
  1,041,950   USAA S&P 500 Index Fund                                                                  40,250
  2,093,706   USAA Small Cap Stock Fund                                                                40,074
 13,153,378   USAA Target Managed Allocation Fund                                                     149,817
    492,132   USAA Total Return Strategy Fund                                                           3,991
  7,002,788   USAA Value Fund                                                                         148,319
                                                                                                   ----------
              Total Equity & Alternative (cost: $966,532)                                           1,234,363
                                                                                                   ----------
              Total Equity Securities (cost: $966,532)                                              1,234,363
                                                                                                   ----------
              BONDS (12.8%)

              FIXED-INCOME FUNDS (12.8%)
     76,293   USAA Core Intermediate-Term Bond ETF                                                      3,703
  3,617,439   USAA Government Securities Fund                                                          34,474
  3,723,782   USAA High Income Fund                                                                    29,641
  4,614,489   USAA Income Fund                                                                         58,466
  5,189,413   USAA Intermediate-Term Bond Fund                                                         53,555
    165,736   USAA Short-Term Bond Fund                                                                 1,501
                                                                                                   ----------
              Total Fixed-Income Funds (cost: $177,570)                                               181,340
                                                                                                   ----------
              Total Bonds (cost: $177,570)                                                            181,340
                                                                                                   ----------
              MONEY MARKET INSTRUMENTS (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
    444,734   State Street Institutional Treasury Money Market Fund Premier Class,
                1.74%(a) (cost: $445)                                                                     445
                                                                                                   ----------

              TOTAL INVESTMENTS (COST: $1,144,547)                                                 $1,416,148
                                                                                                   ==========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1          LEVEL 2          LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                      $1,234,363               $-               $-         $1,234,363
Bonds:
  Fixed-Income Funds                           181,340                -                -            181,340
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             445                -                -                445
-----------------------------------------------------------------------------------------------------------
Total                                       $1,416,148               $-               $-         $1,416,148
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (92.7%)

              EQUITY & ALTERNATIVE (92.7%)
    573,580   USAA Emerging Markets Fund                                                             $ 10,330
     94,183   USAA Flexible Income Fund                                                                   786
 16,428,321   USAA Global Managed Volatility Fund                                                     176,276
  2,918,400   USAA Growth Fund                                                                         90,616
  3,900,545   USAA International Fund                                                                 125,949
    318,400   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                14,919
    703,556   USAA MSCI International Value Momentum Blend Index ETF                                   34,010
     98,195   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                    5,312
  1,008,841   USAA MSCI USA Value Momentum Blend Index ETF                                             51,925
    631,374   USAA Real Return Fund                                                                     6,648
    630,793   USAA S&P 500 Index Fund                                                                  24,368
  1,269,366   USAA Small Cap Stock Fund                                                                24,296
  7,987,779   USAA Target Managed Allocation Fund                                                      90,981
    295,244   USAA Total Return Strategy Fund                                                           2,394
  4,270,836   USAA Value Fund                                                                          90,456
                                                                                                     --------
              Total Equity & Alternative (cost: $593,756)                                             749,266
                                                                                                     --------
              Total Equity Securities (cost: $593,756)                                                749,266
                                                                                                     --------
              BONDS (6.9%)

              FIXED-INCOME FUNDS (6.9%)
     19,425   USAA Core Intermediate-Term Bond ETF                                                        943
  1,410,896   USAA Government Securities Fund                                                          13,446
    606,111   USAA High Income Fund                                                                     4,825
  1,661,286   USAA Income Fund                                                                         21,048
  1,509,590   USAA Intermediate-Term Bond Fund                                                         15,579
                                                                                                     --------
              Total Fixed-Income Funds (cost: $56,432)                                                 55,841
                                                                                                     --------
              Total Bonds (cost: $56,432)                                                              55,841
                                                                                                     --------
              MONEY MARKET INSTRUMENTS (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
  2,781,144   State Street Institutional Treasury Money Market Fund Premier Class,
                1.74%(a) (cost: $2,781)                                                                 2,781
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $652,969)                                                     $807,888
                                                                                                     ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                        $749,266                $-              $-           $749,266
Bonds:
  Fixed-Income Funds                            55,841                 -               -             55,841
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           2,781                 -               -              2,781
-----------------------------------------------------------------------------------------------------------
Total                                         $807,888                $-              $-           $807,888
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND

June 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (91.9%)

              EQUITY & ALTERNATIVE (91.9%)
     78,514   USAA Emerging Markets Fund                                                              $ 1,414
      9,849   USAA Flexible Income Fund                                                                    82
  1,647,918   USAA Global Managed Volatility Fund                                                      17,682
    336,823   USAA Growth Fund                                                                         10,458
    456,157   USAA International Fund                                                                  14,729
     36,420   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                 1,707
     79,768   USAA MSCI International Value Momentum Blend Index ETF                                    3,856
     10,851   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                      587
    114,935   USAA MSCI USA Value Momentum Blend Index ETF                                              5,916
     47,091   USAA Real Return Fund                                                                       496
     75,437   USAA S&P 500 Index Fund                                                                   2,914
    142,194   USAA Small Cap Stock Fund                                                                 2,722
    874,339   USAA Target Managed Allocation Fund                                                       9,959
     19,263   USAA Total Return Strategy Fund                                                             156
    488,646   USAA Value Fund                                                                          10,350
                                                                                                      -------
              Total Equity & Alternative (cost: $75,250)                                               83,028
                                                                                                      -------
              Total Equity Securities (cost: $75,250)                                                  83,028
                                                                                                      -------
              BONDS (6.3%)

              FIXED-INCOME FUNDS (6.3%)
    199,839   USAA Government Securities Fund                                                           1,905
     77,767   USAA High Income Fund                                                                       619
    164,959   USAA Income Fund                                                                          2,090
    106,612   USAA Intermediate-Term Bond Fund                                                          1,100
         16   USAA Short-Term Bond Fund                                                                     -
                                                                                                      -------
              Total Fixed-Income Funds (cost: $5,783)                                                   5,714
                                                                                                      -------
              Total Bonds (cost: $5,783)                                                                5,714
                                                                                                      -------
              MONEY MARKET INSTRUMENTS (1.7%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)
  1,509,347   State Street Institutional Treasury Money Market Fund Premier Class,
                1.74%(a) (cost: $1,509)                                                                 1,509
                                                                                                      -------

              TOTAL INVESTMENTS (COST: $82,542)                                                       $90,251
                                                                                                      =======

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                        $83,028                 $-              $-            $83,028
Bonds:
  Fixed-Income Funds                            5,714                  -               -              5,714
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                          1,509                  -               -              1,509
-----------------------------------------------------------------------------------------------------------
Total                                         $90,251                 $-              $-            $90,251
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. At June 30, 2018, the Funds' investments in foreign securities were as listed below:

                      TARGET   TARGET    TARGET     TARGET    TARGET     TARGET
                      INCOME    2020      2030       2040      2050       2060
-------------------------------------------------------------------------------
Investments in
   foreign securities  8.1%    12.3%     17.6%      21.5%     22.9%      24.0%

    The underlying USAA Funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund, the Institutional Shares of the other USAA Mutual Funds Trust and the series of the USAA ETF Trust.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

    (b) Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  19

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

                                                                             USAA TARGET RETIREMENT
---------------------------------------------------------------------------------------------------
                                                                                        INCOME FUND
---------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at market value (cost of $316,209,
      $514,220, $1,070,742, $1,144,102, $650,188, and $81,033, respectively)               $338,785
   Investments in other securities, at market value (cost of $1,361, $1,224,
      $1,589, $445, $2,781, and $1,509, respectively)                                         1,361
   Receivables:
      Capital shares sold                                                                       220
      Dividends from affiliated underlying funds                                                303
      Interest                                                                                    1
                                                                                           --------
           Total assets                                                                     340,670
                                                                                           --------
LIABILITIES
   Payables:
      Securities purchased                                                                      303
      Capital shares redeemed                                                                    74
   Other accrued expenses and payables                                                           35
                                                                                           --------
           Total liabilities                                                                    412
                                                                                           --------
              Net assets applicable to capital shares outstanding                          $340,258
                                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $313,229
   Accumulated undistributed net investment income                                              312
   Accumulated net realized gain on investments                                               4,141
   Net unrealized appreciation of investments                                                22,576
                                                                                           --------
              Net assets applicable to capital shares outstanding                          $340,258
                                                                                           ========
   Capital shares outstanding, no par value                                                  29,669
                                                                                           ========
   Net asset value, redemption price, and offering price per share                         $  11.47
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

--------------------------------------------------------------------------------
                          USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
2020 FUND         2030 FUND          2040 FUND        2050 FUND        2060 FUND
--------------------------------------------------------------------------------
$596,340         $1,275,625         $1,415,703         $805,107          $88,742

   1,224              1,589                445            2,781            1,509

     119                583                763              649              145
     367                451                234               70                7
       1                  3                  3                4                1
--------------------------------------------------------------------------------
 598,051          1,278,251          1,417,148          808,611           90,404
--------------------------------------------------------------------------------

     367                451                234               70                6
     180                637                286              198               54
      38                 38                 47               45               35
--------------------------------------------------------------------------------
     585              1,126                567              313               95
--------------------------------------------------------------------------------
$597,466         $1,277,125         $1,416,581         $808,298          $90,309
================================================================================

$498,625         $1,029,105         $1,080,738         $616,664          $80,847
   4,633              6,792              4,779            1,872              172
  12,088             36,345             59,463           34,843            1,581
  82,120            204,883            271,601          154,919            7,709
--------------------------------------------------------------------------------
$597,466         $1,277,125         $1,416,581         $808,298          $90,309
================================================================================
  46,941             93,315            100,523           56,556            7,177
================================================================================
$  12.73         $    13.69         $    14.09         $  14.29          $ 12.58
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

                                                                       USAA TARGET RETIREMENT
---------------------------------------------------------------------------------------------
                                                                                  INCOME FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds                             $  3,334
   Interest                                                                                 6
                                                                                     --------
       Total income                                                                     3,340
                                                                                     --------
EXPENSES
   Custody and accounting fees                                                             21
   Postage                                                                                  7
   Shareholder reporting fees                                                               4
   Trustees' fees                                                                          16
   Registration fees                                                                       23
   Professional fees                                                                       29
   Other                                                                                    6
                                                                                     --------
           Total expenses                                                                 106
                                                                                     --------
   Expenses reimbursed                                                                      -
                                                                                     --------
           Net expenses                                                                   106
                                                                                     --------
NET INVESTMENT INCOME                                                                   3,234
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sales of affiliated underlying funds                            4,317
   Change in net unrealized appreciation/(depreciation) of affiliated
      underlying funds                                                                (11,017)
                                                                                     --------
           Net realized and unrealized loss                                            (6,700)
                                                                                     --------
   Decrease in net assets resulting from operations                                  $ (3,466)
                                                                                     ========

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                           USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
2020 FUND         2030 FUND         2040 FUND         2050 FUND        2060 FUND
--------------------------------------------------------------------------------
$  4,701           $  6,904          $  4,856          $  1,954          $   206
       7                 42                33                26                6
--------------------------------------------------------------------------------
   4,708              6,946             4,889             1,980              212
--------------------------------------------------------------------------------

      23                 26                22                20               19
      11                 29                37                26                5
       5                 14                18                13                2
      16                 16                16                16               16
      23                 28                28                26               22
      31                 33                41                34               34
       7                  8                 8                 7                5
--------------------------------------------------------------------------------
     116                154               170               142              103
--------------------------------------------------------------------------------
       -                  -                 -                 -              (60)
--------------------------------------------------------------------------------
     116                154               170               142               43
--------------------------------------------------------------------------------
   4,592              6,792             4,719             1,838              169
--------------------------------------------------------------------------------

   9,589             19,698            32,620            18,601              554

 (20,631)           (40,838)          (52,981)          (29,457)          (1,968)
--------------------------------------------------------------------------------
 (11,042)           (21,140)          (20,361)          (10,856)          (1,414)
--------------------------------------------------------------------------------
$ (6,450)          $(14,348)         $(15,642)         $ (9,018)         $(1,245)
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

                                                                            USAA TARGET RETIREMENT
                                                                           ------------------------
                                                                                   INCOME FUND
                                                                           ------------------------
                                                                           6/30/2018     12/31/2017
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $  3,234        $  8,081
   Net realized gain on sales of affiliated underlying funds                  4,317          12,411
   Net realized gain on capital gain distributions from affiliated
       underlying funds                                                           -           1,384
   Change in net unrealized appreciation/(depreciation) of
       affiliated underlying funds                                          (11,017)          5,466
                                                                           ------------------------
       Increase (decrease) in net assets resulting from operations           (3,466)         27,342
                                                                           ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (2,952)         (8,090)
   Net realized gains                                                             -         (11,952)
                                                                           ------------------------
       Distributions to shareholders                                         (2,952)        (20,042)
                                                                           ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 31,576          54,800
   Reinvested dividends                                                       2,922          19,835
   Cost of shares redeemed                                                  (37,688)        (49,925)
                                                                           ------------------------
       Increase (decrease) in net assets from capital share transactions     (3,190)         24,710
                                                                           ------------------------
   Net increase (decrease) in net assets                                     (9,608)         32,010
NET ASSETS
   Beginning of period                                                      349,866         317,856
                                                                           ------------------------
   End of period                                                           $340,258        $349,866
                                                                           ========================
Accumulated undistributed net investment income
   End of period                                                           $    312        $     30
                                                                           ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                2,720           4,619
   Shares issued for dividends reinvested                                       255           1,687
   Shares redeemed                                                            3,243)         (4,229)
                                                                           ------------------------
       Increase (decrease) in shares outstanding                               (268)          2,077
                                                                           ========================

See accompanying notes to financial statements.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
           2020 FUND                                       2030 FUND
--------------------------------------------------------------------------------
6/30/2018            12/31/2017                 6/30/2018             12/31/2017
--------------------------------------------------------------------------------
$  4,592               $ 13,868                $    6,792             $   27,298
   9,589                 32,563                    19,698                 74,400

       -                  4,377                         -                 12,725

 (20,631)                20,277                   (40,838)                62,783
--------------------------------------------------------------------------------
  (6,450)                71,085                   (14,348)               177,206
--------------------------------------------------------------------------------

       -                (14,288)                        -                (28,820)
       -                (30,007)                        -                (68,805)
--------------------------------------------------------------------------------
       -                (44,295)                        -                (97,625)
--------------------------------------------------------------------------------

  35,085                 68,773                    82,633                137,399
       -                 44,176                         -                 97,463
 (48,752)               (92,952)                  (77,553)              (126,490)
--------------------------------------------------------------------------------
 (13,667)                19,997                     5,080                108,372
--------------------------------------------------------------------------------
 (20,117)                46,787                    (9,268)               187,953

 617,583                570,796                 1,286,393              1,098,440
--------------------------------------------------------------------------------
$597,466               $617,583                $1,277,125             $1,286,393
================================================================================

$  4,633               $     41                $    6,792             $        -
================================================================================

   2,725                  5,269                     5,955                  9,893
       -                  3,398                         -                  6,975
  (3,794)                (7,137)                   (5,588)                (9,123)
--------------------------------------------------------------------------------
  (1,069)                 1,530                       367                  7,745
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS | 25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS) (CONTINUED)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

                                                                            USAA TARGET RETIREMENT
                                                                           ------------------------
                                                                                   2040 FUND
                                                                           ------------------------
                                                                            6/30/2018     12/31/2017
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $    4,719    $   28,180
   Net realized gain on sales of affiliated underlying funds                   32,620        71,288
   Net realized gain on capital gain distributions from affiliated
       underlying funds                                                             -        17,621
   Change in net unrealized appreciation/(depreciation) of affiliated
       underlying funds                                                       (52,981)      103,689
                                                                           ------------------------
       Increase (decrease) in net assets resulting from operations            (15,642)      220,778
                                                                           ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                            -       (28,314)
   Net realized gains                                                               -       (59,958)
                                                                           ------------------------
       Distributions to shareholders                                                -       (88,272)
                                                                           ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   84,067       146,881
   Reinvested dividends                                                             -        88,240
   Cost of shares redeemed                                                    (75,912)     (139,485)
                                                                           ------------------------
       Increase in net assets from capital share transactions                   8,155        95,636
                                                                           ------------------------
   Net increase (decrease) in net assets                                       (7,487)      228,142

NET ASSETS
   Beginning of period                                                      1,424,068     1,195,926
                                                                           ------------------------
   End of period                                                           $1,416,581    $1,424,068
                                                                           ========================
Accumulated undistributed net investment income
   End of period                                                           $    4,779    $       60
                                                                           ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                  5,868        10,552
   Shares issued for dividends reinvested                                           -         6,151
   Shares redeemed                                                             (5,296)      (10,046)
                                                                           ------------------------
       Increase in shares outstanding                                             572         6,657
                                                                           ========================

See accompanying notes to financial statements.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
            2050 FUND                                      2060 FUND
--------------------------------------------------------------------------------
6/30/2018             12/31/2017                6/30/2018             12/31/2017
--------------------------------------------------------------------------------
$  1,838                $ 14,669                  $   169                $ 1,323
  18,601                  34,743                      554                  1,360

       -                  10,757                        -                  1,042

 (29,457)                 69,487                   (1,968)                 8,193
--------------------------------------------------------------------------------
  (9,018)                129,656                   (1,245)                11,918
--------------------------------------------------------------------------------

       -                 (15,325)                       -                 (1,331)
       -                 (27,494)                       -                 (1,527)
--------------------------------------------------------------------------------
       -                 (42,819)                       -                 (2,858)
--------------------------------------------------------------------------------

  62,375                 103,230                   20,510                 28,124
       -                  42,808                        -                  2,856
 (49,980)                (87,596)                  (6,555)               (15,583)
--------------------------------------------------------------------------------
  12,395                  58,442                   13,955                 15,397
--------------------------------------------------------------------------------
   3,377                 145,279                   12,710                 24,457

 804,921                 659,642                   77,599                 53,142
--------------------------------------------------------------------------------
$808,298                $804,921                  $90,309                $77,599
================================================================================

$  1,872                $     34                  $   172                $     3
================================================================================

   4,292                   7,429                    1,597                  2,327
       -                   2,945                        -                    223
  (3,435)                 (6,298)                    (512)                (1,256)
--------------------------------------------------------------------------------
     857                   4,076                    1,085                  1,294
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open- end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target
2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) qualify as registered investment companies under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Funds, which are classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative, fixed-income, and ultra-short mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

   Board. Among other things, these policies and procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Funds and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Funds. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   2. Equity securities, including ETFs, except otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended June 30, 2018, the Funds did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Funds' tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Funds' tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA Funds are as follows:

                              TARGET   TARGET   TARGET   TARGET   TARGET   TARGET
                              INCOME    2020     2030     2040     2050     2060
---------------------------------------------------------------------------------
Fees paid                     $  1     $  2     $  5     $  6     $  3      $  -*
% of total fees                0.4%     0.7%     1.6%     1.7%     1.0%      0.1%

*Represents less than $500.

The Funds had no borrowings under this agreement during the six-month period ended June 30, 2018.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Funds' tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Funds had no capital loss carryforwards for federal income tax purposes.

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, and resulting net unrealized appreciation were as follows (in thousands):

                     TARGET     TARGET     TARGET    TARGET     TARGET     TARGET
                     INCOME      2020       2030      2040       2050       2060
---------------------------------------------------------------------------------
Unrealized
 appreciation       $26,214    $86,638   $213,809  $281,477   $160,743     $8,370
Unrealized
 depreciation         3,638      4,518      8,926     9,876      5,824        661
---------------------------------------------------------------------------------
Net                 $22,576    $82,120   $204,883  $271,601   $154,919     $7,709
---------------------------------------------------------------------------------

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, was as follows (in thousands):

                     TARGET     TARGET     TARGET    TARGET     TARGET     TARGET
                     INCOME      2020       2030      2040       2050       2060
---------------------------------------------------------------------------------
Cost of purchases   $31,597    $57,976   $155,286  $179,623   $116,217    $24,718
Proceeds from
 sales/maturities    35,014     67,449    137,387   160,655    102,251     11,558

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(5) SECURITIES LENDING

The Funds, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of each of the Funds' securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by The Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Funds' Portfolio of Investments and Financial Statements while non- cash collateral is not included. At June 30, 2018, the Funds had no securities on loan.

(6) AGREEMENTS WITH MANAGER

ADVISORY AGREEMENT - The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' Statements of Operations and, for the six-month period ended June 30, 2018, were as follows (in thousands):

                    TARGET      TARGET    TARGET     TARGET    TARGET      TARGET
                    INCOME       2020      2030       2040      2050        2060
---------------------------------------------------------------------------------
Compliance and
 legal services       $3         $5        $11        $12        $7         $1

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of Target 2060 to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse Target 2060 for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, Target 2060 incurred reimbursable expenses of $60,000, of which less than $500 was receivable from the Manager.

TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Funds do not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA Funds' net assets. At June 30, 2018, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

                            TARGET   TARGET    TARGET    TARGET   TARGET   TARGET
     AFFILIATED USAA FUND   INCOME    2020      2030      2040     2050     2060
     ----------------------------------------------------------------------------
     Core Intermediate-
      Term Bond ETF            -%     1.0%     3.2%      2.5%      0.6%       -%
     Emerging Markets        0.2      0.4      1.3       1.8       1.1      0.1
     Flexible Income           -*     0.5      5.6       3.3       1.5      0.2
     Global Managed
      Volatility             3.5      9.6     26.7      35.4      21.3      2.1
     Government
      Securities            12.1     10.5     10.8       5.5       2.2      0.3
     Growth                  0.5      1.2      3.7       5.1       3.1      0.4
     High Income             0.5      1.0      1.7       1.4       0.2        -*
     Income                  0.9      1.3      1.6       0.8       0.3        -*
     Intermediate-Term
      Bond                   0.3      1.0      2.1       1.4       0.4        -*
     International           0.5      1.2      3.7       5.0       3.0      0.4
     MSCI Emerging
      Markets Value
      Momentum Blend
      Index ETF              1.3      3.6     11.6      16.1       9.8      1.1
     MSCI International
      Value Momentum
      Blend Index ETF        1.9      5.0     15.0      20.2      12.3      1.4
     MSCI USA Small Cap
      Value Momentum
      Blend Index ETF        1.3      3.6     10.5      14.0       8.5      0.9
     MSCI USA Value
      Momentum Blend
      Index ETF              2.1      5.7     17.1      23.1      14.1      1.6

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

                           TARGET   TARGET      TARGET   TARGET   TARGET   TARGET
AFFILIATED USAA FUND       INCOME    2020        2030     2040     2050     2060
---------------------------------------------------------------------------------
Precious Metals
 and Minerals                 -%        -%         -%*       -%*      -%      -%
Real Return                 7.9      14.2       21.3      15.2      9.6     0.7
S&P 500 Index               0.1       0.1        0.4       0.6      0.3       -*
Short-Term Bond             1.6       1.6        0.9         -*       -       -*
Small Cap Stock             0.2       0.6        1.7       2.3      1.4     0.2
Target Managed
 Allocation                 3.4       9.2       27.0      36.1     21.9     2.4
Total Return
 Strategy                   0.5       2.3        6.7       5.5      3.3     0.2
Value                       0.8       2.3        6.9       9.3      5.7     0.6

* Represents less than 0.1%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of June 30, 2018:

TARGET INCOME:

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
Emerging
 Markets       $   2,198   $ 5,815    $    -    $1,544          $-            $ (1,586)       $ 5,220      $ 1,561
Flexible
 Income                5       677         5       (28)          -                 (12)           713            1
Global
 Managed
 Volatility            -         -         -         -           -                (298)        29,322       29,024
Government
 Securities        2,227         -       831         -           -              (1,545)        74,583       75,265
Growth             4,154     1,748         -       (29)          -                 202         10,714       13,293
High Income          341       861       341       (20)          -                (289)        12,155       11,326
Income             3,416     2,699     1,117      (111)          -              (2,375)        70,666       68,897
Income Stock           6     1,665         6       940           -                (952)         1,671            -(b)
Intermediate-
 Term Bond           294     3,610       294      (144)          -                (404)        17,537       13,674
International          -     6,161         -     1,196           -              (1,552)        25,443       18,926
MSCI Emerging
 Markets Value
 Momentum
 Blend Index
 ETF                 838         -         7         -           -                (200)         1,328        1,966
MSCI
 International
 Value
 Momentum
 Blend Index
 ETF               4,008         -        64         -           -                (366)         1,510        5,152
MSCI USA
 Small Cap
 Value
 Momentum
 Blend Index
 ETF                 614         -         1         -           -                  35            173          822

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
 Value
 Momentum
 Blend
 Index ETF      $ 5,607    $     -    $   31      $    -       $-            $   (115)      $  2,223     $  7,715
Real Return           -          -         -           -        -                 (26)         5,521        5,495
S&P 500
 Index            1,327      1,704        30         519        -                (423)         3,883        3,602
Short-Term
 Bond             1,266      1,391       607         (17)       -                (537)        50,672       49,992
Small Cap Stock   1,611        908         -          27        -                 331          3,222        4,283
Target Managed
 Allocation           -      6,936         -         470        -                (519)        21,126       14,141
Total Return
 Strategy             -          -         -           -        -                 (23)           400          377
Value             3,685        839         -         (30)       -                (363)        10,820       13,273
-------------------------------------------------------------------------------------------------------------------
TOTAL           $31,597    $35,014    $3,334      $4,317       $-            $(11,017)      $348,902     $338,785
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

TARGET 2020:

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/          MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION      12/31/2017   06/30/2018
---------------------------------------------------------------------------------------------------------------------
Core
 Intermediate-
 Term Bond
 ETF           $     -     $     -  $   20      $     -         $-           $    (53)        $  1,598      $ 1,545
Emerging
 Markets         3,542       5,715       -          689          -             (1,109)           5,963        3,370
Flexible
 Income             20       2,522      20         (334)         -                142            2,973          279
Global
 Managed
 Volatility          -           -       -            -          -               (815)          80,358       79,543
Government
 Securities      4,296       1,706     711          (86)         -             (1,234)          64,280       65,550
Growth           3,352       4,055       -            7          -                704           36,299       36,307
High
 Income            612         544     612          (14)         -               (546)          21,857       21,365
Income           3,889       4,252   1,587         (168)         -             (3,406)         101,672       97,735
Income Stock        18       5,941      18        3,362          -             (3,356)           5,917            -(b)
Intermediate-
 Term Bond         756       3,080     756           14          -             (1,387)          43,520       39,823
International        -      13,381       -        3,883          -             (4,989)          65,476       50,989
MSCI Emerging
 Markets Value
 Momentum
 Blend Index
 ETF             4,691           -      20            -          -               (650)           1,502        5,543
MSCI
 International
 Value
 Momentum
 Blend Index
 ETF            10,952           -     174            -          -             (1,017)           3,937       13,872
MSCI USA
 Small Cap
 Value
 Momentum
 Blend Index
 ETF             1,587           -       4            -          -                 95              541        2,223

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
 Value
 Momentum
 Blend
 Index ETF      $14,644    $     -    $   84      $    -       $-            $   (347)       $  6,647     $ 20,944
Real Return           -          -         -           -        -                 (47)          9,897        9,850
S&P 500
 Index            3,658      5,757        79       1,293        -              (1,029)         11,916       10,081
Short-Term
 Bond             1,290      1,512       616         (16)       -                (550)         51,828       51,040
Small Cap
 Stock            1,621      3,997         -         242        -                 811          11,430       10,107
Target
 Managed
 Allocation         375     12,825         -         812        -                (912)         50,844       38,294
Total Return
 Strategy             -          -         -           -        -                (101)          1,740        1,639
Value             2,673      2,162         -         (95)       -                (835)         36,660       36,241
-------------------------------------------------------------------------------------------------------------------
TOTAL           $57,976    $67,449    $4,701      $9,589       $-            $(20,631)       $616,855     $596,340
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

TARGET 2030:

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
Core
 Intermediate-
 Term Bond
 ETF           $       -   $     -    $   62      $    -        $-            $  (163)       $  4,950     $  4,787
Emerging
 Markets          10,853     7,572         -        (303)        -             (1,368)         10,399       12,009
Flexible
 Income               39     2,051        39        (287)        -               (163)          5,409        2,947
Global
 Managed
 Volatility            -         -         -           -         -             (2,273)        223,930      221,657
Government
 Securities       11,010     1,469       662         (80)        -             (1,115)         58,527       66,873
Growth             2,385     6,355         -          81         -              2,135         111,770      110,016
High Income        1,057     1,959     1,057         (38)        -               (932)         38,256       36,384
Income             6,214     4,979     2,051        (184)        -             (4,393)        130,250      126,908
Income Stock          51    18,292        51       9,717         -             (9,657)         18,181            -(b)
Intermediate-
 Term Bond         4,112     7,026     1,526         (98)        -             (2,649)         86,730       81,069
International        652    18,413         -       3,903         -             (7,948)        175,304      153,498
MSCI
 Emerging
 Markets
 Value
 Momentum
 Blend Index
 ETF              17,331         -        62           -         -             (2,202)          2,492       17,621
MSCI
 International
 Value
 Momentum
 Blend Index
 ETF              33,736         -       519           -         -             (3,055)         10,757       41,438

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
 Small Cap
 Value
 Momentum
 Blend Index
 ETF            $  4,706   $      -   $   12      $     -      $-            $   278        $    1,538   $    6,522
MSCI USA
 Value
 Momentum
 Blend
 Index ETF        44,330          -      251            -       -               (966)           19,676       63,040
Precious
 Metals
 and Minerals          -          -        -            -       -                 (2)               71           69
Real Return            -          -        -            -       -                (70)           14,819       14,749
S&P 500 Index      8,198     15,141      252        2,952       -             (2,283)           36,134       29,860
Short-Term
 Bond              1,030      1,104      360          (22)      -               (307)           30,130       29,727
Small Cap
 Stock             5,364     11,214        -          669       -              2,404            32,638       29,861
Target
 Managed
 Allocation            -     38,468        -        3,592       -              (3,361)         150,160      111,923
Total Return
 Strategy              -          -        -            -       -                (299)           5,150        4,851
Value              4,218      3,344        -         (204)      -              (2,449)         111,595      109,816
-------------------------------------------------------------------------------------------------------------------
TOTAL           $155,286   $137,387   $6,904      $19,698      $-            $(40,838)      $1,278,866   $1,275,625
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

TARGET 2040:

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
Core
 Intermediate-
 Term Bond
 ETF           $       -   $       -  $     48    $      -      $-            $    (126)     $    3,829  $   3,703
Emerging
 Markets          13,186      11,132         -        (341)      -               (1,981)         17,097     16,829
Flexible
 Income               26       1,697        26        (221)      -                  (62)          3,702      1,748
Global
 Managed
 Volatility            -           -         -           -       -               (3,005)        296,155    293,150
Government
 Securities       11,330           -       272           -       -                 (465)         23,609     34,474
Growth               725      10,889         -         413       -                2,599         155,730    148,578
High Income          908       5,009       908         (70)      -                 (766)         34,578     29,641
Income               958       3,515       958         (62)      -               (2,119)         63,204     58,466
Income Stock          71      26,119        71      14,092       -              (13,989)         25,945          -(b)
Intermediate-
 Term Bond         1,059       8,683     1,059        (104)      -               (1,845)         63,128     53,555
International        315      19,849         -       3,417       -               (9,137)        232,198    206,944
MSCI
 Emerging
 Markets Value
 Momentum
 Blend Index
 ETF              23,489           -        86           -       -               (3,112)          4,072     24,449
MSCI
 International
 Value
 Momentum
 Blend Index
 ETF              45,789           -       699           -       -               (4,139)         14,114     55,764
MSCI USA
 Small Cap
 Value
 Momentum
 Blend Index
 ETF               6,237           -        16           -       -                  375           2,127      8,739

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                              CHANGE
                                                                              IN NET
($ IN 000s)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
  Value
  Momentum
  Blend Index
  ETF           $ 59,876    $      -    $  340     $     -      $-             $ (1,421)     $   26,679  $   85,134
Precious Metals
  and Minerals         -           -         -           -       -                   (2)             66          64
Real Return            -           -         -           -       -                  (50)         10,563      10,513
S&P 500 Index      9,703      24,074       355      11,654       -              (10,713)         53,680      40,250
Short-Term
  Bond                18           -        18           -       -                  (17)          1,500       1,501
Small Cap
  Stock            5,208      14,922         -         973       -                3,148          45,667      40,074
Target
  Managed
  Allocation           -      28,631         -       3,066       -               (2,593)        177,975     149,817
Total Return
  Strategy             -           -         -           -       -                 (246)          4,237       3,991
Value                725       6,135         -        (197)      -               (3,315)        157,241     148,319
-------------------------------------------------------------------------------------------------------------------
TOTAL           $179,623    $160,655    $4,856     $32,620      $-             $(52,981)     $1,417,096  $1,415,703
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

TARGET 2050:

                                                                              CHANGE
                                                                              IN NET
($ IN 000S)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
Core
  Intermediate-
  Term Bond
  ETF           $      -    $      -    $   12      $    -      $-             $    (32)       $    975    $    943
Emerging
  Markets          7,055       7,032         -          74       -               (1,486)         11,719      10,330
Flexible
  Income               7          63         7          (8)      -                  (79)            929         786
Global
  Managed
  Volatility           -           -         -           -       -               (1,807)        178,083     176,276
Government
  Securities       7,136         568        81         (21)      -                 (112)          7,011      13,446
Growth               410       6,997         -         277       -                1,568          95,358      90,616
High Income          175       2,799       175          13       -                 (175)          7,611       4,825
Income               349       3,092       349         (25)      -                 (794)         24,608      21,048
Income Stock          43      16,089        43       8,589       -               (8,512)         15,969           -(b)
Intermediate-
  Term Bond          369       8,655       369        (115)      -                 (598)         24,578      15,579
International      2,274      14,020         -       1,624       -               (5,108)        141,179     125,949
MSCI
  Emerging
  Markets Value
  Momentum
  Blend Index
  ETF             14,004           -        52           -       -               (1,892)          2,807      14,919
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF             28,034           -        426          -       -               (2,519)          8,495      34,010
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF              3,790           -        10           -       -                  227           1,295       5,312

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                               CHANGE
                                                                               IN NET
($ IN 000S)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
  Value
  Momentum
  Blend Index
  ETF           $ 36,692    $      -    $  207     $     -      $-             $   (863)       $ 16,096    $ 51,925
Real Return            -           -         -           -       -                  (32)          6,680       6,648
S&P 500 Index      6,378      15,832       223       6,873       -               (6,285)         33,234      24,368
Small Cap
  Stock            7,002      13,145         -         816       -                1,721          27,902      24,296
Target
  Managed
  Allocation       2,089       9,876         -         647       -                 (519)         98,640      90,981
Total Return
  Strategy             -           -         -           -       -                 (148)          2,542       2,394
Value                410       4,083         -        (143)      -               (2,014)         96,286      90,456
-------------------------------------------------------------------------------------------------------------------
TOTAL           $116,217    $102,251    $1,954     $18,601      $-             $(29,457)       $801,997    $805,107
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

TARGET 2060:

                                                                               CHANGE
                                                                               IN NET
($ IN 000S)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
Emerging
  Markets       $  1,304      $1,102    $  -     $   (13)       $-           $   (173)      $    1,398   $    1,414
Flexible
  Income               1           7       1          (1)        -                 (8)              97           82
Global
  Managed
  Volatility       1,461           -       -           -         -               (203)          16,424       17,682
Government
  Securities         792           -      14           -         -                (21)           1,134        1,905
Growth             1,530         335       -         (18)        -                161            9,120       10,458
High Income          456         519      16           6         -                (20)             696          619
Income               359         290      34          (9)        -                (65)           2,095        2,090
                                                                                                                  -(b)
Income Stock           4       1,775       4         335         -               (320)           1,756
Intermediate-
  Term Bond          354       1,044      29         (29)        -                (26)           1,845        1,100
International      2,741       1,785       -         (15)        -               (439)          14,227       14,729
MSCI
  Emerging
  Markets
  Value
  Momentum
  Blend Index
  ETF              1,590           -       6           -         -               (213)             330        1,707
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF              3,348           -      48           -         -               (318)             826        3,856
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF                436           -       1           -         -                 24              127          587

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                              CHANGE
                                                                              IN NET
($ IN 000S)                                     REALIZED     CAPITAL         UNREALIZED
AFFILIATED      PURCHASE    SALES    DIVIDEND     GAIN        GAIN          APPRECIATION/        MARKET VALUE
USAA FUND        COST(A)   PROCEEDS   INCOME     (LOSS)    DISTRIBUTIONS    DEPRECIATION    12/31/2017   06/30/2018
-------------------------------------------------------------------------------------------------------------------
MSCI USA
  Value
  Momentum
  Blend Index
  ETF            $ 4,461     $     -      $ 23        $  -      $-              $   (88)      $ 1,543     $ 5,916
Real Return            -           -         -           -       -                   (2)          498         496
S&P 500
  Index            2,153       2,875        30         280       -                 (245)        3,601       2,914
Short-Term
  Bond                 -           -         -           -       -                    -             -*          -*
Small Cap
  Stock              568         941         -          51       -                  223         2,821       2,722
Target
  Managed
  Allocation       1,534         755         -         (23)      -                   43         9,160       9,959
Total Return
  Strategy             -           -         -           -       -                  (10)          166         156
Value              1,626         130         -         (10)      -                 (268)        9,132      10,350
-------------------------------------------------------------------------------------------------------------------
TOTAL            $24,718     $11,558      $206        $554      $-              $(1,968)      $76,996     $88,742
-------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) As of the end of the reporting period, the Fund no longer holds the affiliated fund.

*Represents less than $500.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

FINANCIAL HIGHLIGHTS

TARGET INCOME (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            PERIOD ENDED
                              JUNE 30,                        YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013
                            ------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  11.69      $  11.41      $  11.09      $  11.82      $  11.84      $  11.50
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .11           .28           .28           .28           .34           .32
  Net realized and
    unrealized gain (loss)      (.23)          .70           .42          (.50)          .05           .31
                            ------------------------------------------------------------------------------
Total from investment
  operations                    (.12)          .98           .70          (.22)          .39           .63
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.10)         (.28)         (.28)         (.28)         (.40)         (.25)
  Realized capital gains           -          (.42)         (.10)         (.23)         (.01)         (.04)
                            ------------------------------------------------------------------------------
Total distributions             (.10)         (.70)         (.38)         (.51)         (.41)         (.29)
                            ------------------------------------------------------------------------------
Net asset value at
  end of period             $  11.47      $  11.69      $  11.41      $  11.09      $  11.82      $  11.84
                            ==============================================================================
Total return (%)*              (1.03)         8.66          6.36         (1.95)         3.36          5.58
Net assets at end of
  period (000)              $340,258      $349,866      $317,856      $330,809      $367,307      $359,488
Ratios to average
  net assets:**
  Expenses (%)(a)                .06(c)        .07           .07           .06           .05           .05(b)
  Net investment income (%)     1.88(c)       2.44          2.41          2.36          2.80          2.71
Portfolio turnover (%)             9            41(d)         14            35            11            31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $346,370,000.
(a) Does not include acquired fund fees, if any.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Overall increase in purchases and sales of securities.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  51

================================================================================

TARGET 2020 (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            PERIOD ENDED
                              JUNE 30,                        YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013
                            ------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  12.86      $  12.28      $  11.85      $  12.56      $  12.63      $  12.00
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .10           .30           .30           .30           .37           .33
  Net realized and
    unrealized gain (loss)      (.23)         1.25           .60          (.60)          .07           .77
                            ------------------------------------------------------------------------------
Total from investment
  operations                    (.13)         1.55           .90          (.30)          .44          1.10
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.30)         (.38)         (.21)         (.37)         (.34)
  Realized capital gains           -          (.67)         (.09)         (.20)         (.14)         (.13)
                            ------------------------------------------------------------------------------
Total distributions                -          (.97)         (.47)         (.41)         (.51)         (.47)
                            ------------------------------------------------------------------------------
Net asset value at
  end of period             $  12.73      $  12.86      $  12.28      $  11.85      $  12.56      $  12.63
                            ==============================================================================
Total return (%)*              (1.01)        12.71          7.57         (2.40)         3.45          9.16
Net assets at end of
  period (000)              $597,466      $617,583      $570,796      $583,926      $650,362      $632,564
Ratios to average
  net assets:**
  Expenses (%)(a)                .04(c)        .04           .04           .04           .03           .04(b)
  Net investment income (%)     1.52(c)       2.33          2.33          2.31          2.82          2.73
Portfolio turnover (%)            10            39(d)         11            30            15            20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $610,320,000.
(a) Does not include acquired fund fees, if any.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Overall increase in purchases and sales of securities.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030 (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                          PERIOD ENDED
                            JUNE 30,                          YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013
                          --------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    13.84    $    12.89    $    12.34    $    13.05    $    13.13    $    12.03
                          --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .07           .30           .30           .27           .35           .30
  Net realized and
    unrealized gain (loss)      (.22)         1.77           .77          (.63)          .11          1.35
                          --------------------------------------------------------------------------------
Total from investment
  operations                    (.15)         2.07          1.07          (.36)          .46          1.65
                          --------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.32)         (.48)         (.08)         (.35)         (.30)
  Realized capital gains           -          (.80)         (.04)         (.27)         (.19)         (.25)
                          --------------------------------------------------------------------------------
Total distributions                -         (1.12)         (.52)         (.35)         (.54)         (.55)
                          --------------------------------------------------------------------------------
Net asset value at
  end of period           $    13.69    $    13.84    $    12.89    $    12.34    $    13.05    $    13.13
                          ================================================================================
Total return (%)*              (1.08)        16.12          8.70         (2.81)         3.43         13.71
Net assets at end of
  period (000)            $1,277,125    $1,286,393    $1,098,440    $1,060,971    $1,135,347    $1,074,149
Ratios to average
  net assets:**
  Expenses (%)(a)                .02(c)        .03           .03           .03           .03           .03(b)
  Net investment income (%)     1.06(c)       2.29          2.22          2.08          2.63          2.43
Portfolio turnover (%)            11            32             8            32            15            17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $1,293,965,000.
(a) Does not include acquired fund fees, if any.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  53

================================================================================

TARGET 2040 (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                          PERIOD ENDED
                            JUNE 30,                           YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013
                          --------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    14.25    $    12.82    $    12.23    $    12.89    $    12.99    $    11.59
                          --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .05           .29           .26           .23           .30           .25
  Net realized and
    unrealized gain (loss)      (.21)         2.07           .83          (.58)          .11          1.75
                          --------------------------------------------------------------------------------
Total from investment
  operations                    (.16)         2.36          1.09          (.35)          .41          2.00
                          --------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.29)         (.48)         (.00)(a)      (.30)         (.25)
  Realized capital gains           -          (.64)         (.02)         (.31)         (.21)         (.35)
                          --------------------------------------------------------------------------------
Total distributions                -          (.93)         (.50)         (.31)         (.51)         (.60)
                          --------------------------------------------------------------------------------
Net asset value at
  end of period           $    14.09    $    14.25    $    12.82    $    12.23    $    12.89    $    12.99
                          ================================================================================
Total return (%)*              (1.12)        18.46          8.97         (2.71)         3.15         17.37
Net assets at end of
  period (000)            $1,416,581    $1,424,068    $1,195,926    $1,128,269    $1,173,210    $1,101,663
Ratios to average
  net assets:**
  Expenses (%)(b)                .02(d)        .03           .03           .03           .03           .03(c)
  Net investment income (%)      .66(d)       2.15          1.99          1.78          2.33          2.09
Portfolio turnover (%)            11            32             9(e)         35            16            17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $1,437,711,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Overall decrease in purchases and sales of securities.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050 (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            PERIOD ENDED
                              JUNE 30,                        YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013
                            ------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  14.45      $  12.78      $  12.18      $  12.81      $  12.86      $  11.25
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .03           .27           .23           .20           .26           .21
  Net realized and
    unrealized gain (loss)      (.19)         2.20           .87          (.52)          .13          1.90
                            ------------------------------------------------------------------------------
Total from investment
  operations                    (.16)         2.47          1.10          (.32)          .39          2.11
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.28)         (.42)         (.00)(a)      (.26)         (.21)
  Realized capital gains           -          (.52)         (.08)         (.31)         (.18)         (.29)
                            ------------------------------------------------------------------------------
Total distributions                -          (.80)         (.50)         (.31)         (.44)         (.50)
                            ------------------------------------------------------------------------------
Net asset value at
  end of period             $  14.29      $  14.45      $  12.78      $  12.18      $  12.81      $  12.86
                            ==============================================================================
Total return (%)*              (1.11)        19.39          9.02         (2.48)         3.02         18.81
Net assets at end of
  period (000)              $808,298      $804,921      $659,642      $603,281      $607,896      $541,452
Ratios to average
  net assets:**
  Expenses (%)(b)                .03(d)        .04           .05           .04           .04           .05(c)
  Net investment income (%)      .45(d)       2.00          1.87          1.58          2.09          1.83
Portfolio turnover (%)            13            30             6(e)         39            16            19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $817,714,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Overall decrease in purchases and sales of securities.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  55

================================================================================

TARGET 2060 (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             PERIOD ENDED                                                        PERIOD ENDED
                               JUNE 30,                  YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                             --------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013***
                             --------------------------------------------------------------------------------
Net asset value at
  beginning of period        $ 12.74       $ 11.07       $ 10.48       $ 10.93       $ 10.85       $ 10.00
                             -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .02           .22           .15           .18(a)        .25(a)        .18(a)
  Net realized and
    unrealized gain (loss)      (.18)         1.93           .77          (.45)(a)       .07(a)        .79(a)
                             -----------------------------------------------------------------------------
Total from investment
  operations                    (.16)         2.15           .92          (.27)(a)       .32(a)        .97(a)
                             -----------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.22)         (.30)         (.01)         (.18)         (.12)
  Realized capital gains           -          (.26)         (.03)         (.17)         (.06)            -
                             -----------------------------------------------------------------------------
Total distributions                -          (.48)         (.33)         (.18)         (.24)         (.12)
                             -----------------------------------------------------------------------------
Net asset value at
  end of period              $ 12.58       $ 12.74       $ 11.07       $ 10.48       $ 10.93       $ 10.85
                             =============================================================================
Total return (%)*              (1.26)        19.51          8.80         (2.47)         2.91          9.69
Net assets at end of
  period (000)               $90,309       $77,599       $53,142       $37,963       $25,808       $11,777
Ratios to average
  net assets:**
  Expenses (%)(b)                .10(d)        .10           .10           .10           .10           .10(c),(d)
  Expenses, excluding
    reimbursements (%)(b)        .24(d)        .29           .41           .51           .78          1.72(c),(d)
  Net investment income (%)      .39(d)       1.95          1.85          1.64          2.25          3.36(d)
Portfolio turnover (%)            14            37(f)          4(e)         35            16             0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $86,497,000.
*** Fund commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Overall decrease in purchases and sales of securities.
(f) Overall increase in purchases and sales of securities.

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below.

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     EXPENSES PAID
                                          BEGINNING              ENDING             DURING PERIOD**
                                         ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2018 -
                                        JANUARY 1, 2018       JUNE 30, 2018          JUNE 30, 2018
                                       -------------------------------------------------------------
TARGET INCOME
Actual                                    $1,000.00             $  989.70                $0.30
Hypothetical *                             1,000.00              1,024.50                 0.30

TARGET 2020
Actual                                     1,000.00                989.90                 0.20
Hypothetical *                             1,000.00              1,024.60                 0.20

TARGET 2030
Actual                                     1,000.00                989.20                 0.10
Hypothetical *                             1,000.00              1,024.70                 0.10

TARGET 2040
Actual                                     1,000.00                988.80                 0.10
Hypothetical *                             1,000.00              1,024.70                 0.10

TARGET 2050
Actual                                     1,000.00                988.90                 0.15
Hypothetical *                             1,000.00              1,024.65                 0.15

TARGET 2060
Actual                                     1,000.00                987.40                 0.49
Hypothetical *                             1,000.00              1,024.30                 0.50

 * 5% return per year before expenses

** Expenses equal each Fund's annualized expense ratio of 0.06% for Target
   Income, 0.04% for Target 2020, 0.02% for Target 2030, 0.02% for Target 2040, 0.03% for Target 2050, and 0.10% for Target 2060, which is net of any reimbursements and expenses paid indirectly and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period). Each Funds' actual ending account value is based on its actual total return for the current period of January 1, 2018, through June 30, 2018. These total returns equaled (1.03)%, (1.01)%, (1.08)%, (1.12)%, (1.11)%, and
   (1.26)% for the Target Income, Target 2020, Target 2030, Target 2040, Target 2050, and Target 2060 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, and Target Retirement 2060 Fund (together, the Funds).

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, shareholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open end investment companies with the same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

universe"). The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total returns with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2017, was above the average of its performance universe and below its Lipper index for the three-year period ended December 31, 2017, and was equal to the average of its performance universe and below its Lipper index for the five-year period ended December 31, 2017; the performance of the Target Retirement 2020 Fund was above the average of its performance universe and below its Lipper index for the one-year period ended December 31, 2017, was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2017, and was below the average of its performance universe and its Lipper index for the five-year period ended December 31, 2017; the performance of the Target Retirement 2030 Fund was below the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2017, and was above the average of its performance universe and below its Lipper index for the three-year period ended December 31, 2017; the performance of each of the Target

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

Retirement 2040 Fund and Target Retirement 2050 Fund was below the average of its respective performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2017; and the performance of the Target Retirement 2060 Fund was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2017. The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2017, and was in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2017; the Target Retirement 2020 Fund's percentile performance information was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2017, and was in the bottom 50% of its performance universe for the five-year period ended December 31, 2017; the Target Retirement 2030 Fund's, Target Retirement 2040 Fund's and Target Retirement 2050 Fund's percentile performance information was each in the bottom 50% of its performance universe for the one-, three- and five-year periods ended December 31, 2017; and the Target Retirement 2060 Fund's percentile performance information was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2017 and the Board took into account management's discussion of the Funds' performance, including the Funds' investment approaches and the impact of market conditions on the Funds' performance relative to their peers.

COMPENSATION AND PROFITABILITY - The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also noted that the manager reimburses certain expenses

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

for each Fund. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds. The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund's investment approach and management is appropriately monitoring the Fund's performance; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  65

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

 ==============================================================

    SEMIANNUAL REPORT
    USAA TOTAL RETURN STRATEGY FUND
    FUND SHARES (USTRX) o INSTITUTIONAL SHARES (UTRIX)
    JUNE 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

    Portfolio of Investments                                                  2

    Notes to Portfolio of Investments                                         5

    Financial Statements                                                      7

    Notes to Financial Statements                                            10

    Financial Highlights                                                     29

EXPENSE EXAMPLE                                                              32

ADVISORY AGREEMENT(S)                                                        34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o TOP 10 HOLDINGS* - 6/30/18 o
                                (% of Net Assets)

iShares 20+ Year Treasury Bond ETF ......................................  42.0%
Invesco FTSE RAFI Emerging Markets ETF ..................................  10.6%
iShares Gold Trust ......................................................   6.6%
SPDR Gold Shares ........................................................   6.6%
WisdomTree India Earnings Fund ..........................................   5.0%
VanEck Vectors Gold Miners ETF ..........................................   4.0%
iShares MSCI Emerging Markets ETF .......................................   2.9%
iShares 7-10 Year Treasury Bond ETF "B" .................................   2.1%
U.S. Treasury Note, 1.88%, 4/30/2022 ....................................   1.3%
Agnico Eagle Mines Ltd. .................................................   1.1%

                          o ASSET ALLOCATION* - 6/30/18 o
                                (% of Net Assets)

                          [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME EXCHANGE-TRADED FUNDS                                         44.1%
EXCHANGE-TRADED FUNDS                                                      37.1%
COMMON STOCKS                                                              10.0%
MONEY MARKET INSTRUMENTS                                                    6.9%
U.S. TREASURY SECURITIES                                                    1.3%
CONVERTIBLE SECURITIES                                                      0.2%

                                 [END PIE CHART]

*Does not include purchased options, futures and money market instruments.

Refer to the Portfolio of Investments for a complete list of securities.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
NUMBER                                                                                                   VALUE
OF SHARES     SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (47.1%)

              COMMON STOCKS (10.0%)

              MATERIALS (10.0%)
              -----------------
              PRECIOUS METALS & MINERALS (10.0%)
     17,500   Agnico Eagle Mines Ltd.                                                                  $   802
     20,000   AngloGold Ashanti Ltd. ADR                                                                   164
    100,000   B2Gold Corp.(a)                                                                              259
     20,000   Barrick Gold Corp.                                                                           263
     60,000   Centerra Gold, Inc.(a)                                                                       334
     43,000   Cia de Minas Buenaventura S.A.A. ADR                                                         586
    100,000   Dundee Precious Metals, Inc.(a)                                                              239
    160,000   Eldorado Gold Corp.(a)                                                                       159
     41,000   Goldcorp, Inc.                                                                               562
     45,902   Hycroft Mining Corp.(a),(b),(c),(d),(e)                                                        1
    105,000   Kinross Gold Corp.(a)                                                                        395
     75,000   New Gold, Inc.(a)                                                                            156
     20,000   Newmont Mining Corp.                                                                         754
     26,000   Pan American Silver Corp.                                                                    465
      7,000   Randgold Resources Ltd. ADR(f)                                                               540
      8,500   Royal Gold, Inc.                                                                             789
     41,000   Tahoe Resources, Inc.                                                                        202
     24,000   Wheaton Precious Metals Corp.                                                                529
                                                                                                       -------
              Total Materials                                                                            7,199
                                                                                                       -------
              Total Common Stocks (cost: $11,751)                                                        7,199
                                                                                                       -------
              EXCHANGE-TRADED FUNDS (37.1%)
    370,000   Invesco FTSE RAFI Emerging Markets ETF                                                     7,648
    400,000   iShares Gold Trust(a)                                                                      4,808
     48,000   iShares MSCI Emerging Markets ETF                                                          2,080
     40,000   iShares Silver Trust(a)                                                                      606
     40,000   SPDR Gold Shares(a)                                                                        4,746
    130,000   VanEck Vectors Gold Miners ETF                                                             2,900
     14,000   VanEck Vectors Junior Gold Miners ETF                                                        458
    145,000   WisdomTree India Earnings Fund                                                             3,649
                                                                                                       -------
              Total Exchange-Traded Funds (cost: $27,173)                                               26,895
                                                                                                       -------
              Total Equity Securities (cost: $38,924)                                                   34,094
                                                                                                       -------

================================================================================

2  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                   COUPON                          VALUE
(000)         SECURITY                                                    RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              BONDS (45.6%)

              CONVERTIBLE SECURITIES (0.2%)

              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
$       675   Hycroft Mining Corp.(b),(c),(d),(g) (cost: $663)           15.00%(h)     10/22/2020      $   108
                                                                                                       -------

--------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (44.1%)
    250,000   iShares 20+ Year Treasury Bond ETF                                                        30,430
     15,000   iShares 7-10 Year Treasury Bond ETF "B"                                                    1,538
                                                                                                       -------
              Total Fixed-Income Exchange-Traded Funds (cost: $32,263)                                  31,968
                                                                                                       -------

--------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (1.3%)

              NOTES (1.3%)(i)
$     1,000   1.88%, 04/30/2022(f),(j) (cost: $975)                                                        970
                                                                                                       -------
              Total Bonds (cost: $33,901)                                                               33,046
                                                                                                       -------

--------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.9%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.9%)
  5,033,715   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.74%(k),(f) (cost: $5,034)                                               5,034
                                                                                                       -------

              TOTAL INVESTMENTS (COST: $77,859)                                                        $72,174
                                                                                                       =======

--------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
NUMBER OF                                      EXERCISE         EXPIRATION           NOTIONAL            VALUE
CONTRACTS     DESCRIPTION                       PRICE              DATE            AMOUNT (000)          (000)
--------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.4%)
      8,000   Call - VanEck Vectors
                Gold Miners ETF                  $35            1/18/2019           USD 17,840            $ 44
      5,000   Call - VanEck Vectors
                Gold Miners ETF                   34            1/17/2020           USD 11,150             275
                                                                                                          ----
              TOTAL PURCHASED OPTIONS
                (COST: $902)                                                                              $319
                                                                                                          ====

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                                                      APPRECIATION/
NUMBER OF                                      EXPIRATION        NOTIONAL           CONTRACT         (DEPRECIATION)
CONTRACTS     DESCRIPTION                        DATE          AMOUNT (000)        VALUE (000)                (000)
-------------------------------------------------------------------------------------------------------------------
              FUTURES (2.7%)

              LONG FUTURES

              INTEREST RATE CONTRACTS
         15   U.S. Treasury Bond               9/19/2018      USD       2,181       $ 2,175                    $(6)
                                                                                    -------                    ---

              TOTAL LONG FUTURES                                                    $ 2,175                    $(6)
                                                                                    -------                    ---

              SHORT FUTURES

              EQUITY CONTRACTS
         50   Russell 2000 Mini                9/21/2018      USD      (4,191)      $(4,119)                   $72
                                                                                    -------                    ---
              TOTAL SHORT FUTURES                                                   $(4,119)                   $72
                                                                                    -------                    ---

              TOTAL FUTURES                                                         $(1,944)                   $66
                                                                                    =======                    ===

-------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1             LEVEL 2              LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $ 7,198                  $-                 $  1             $ 7,199
  Exchange-Traded Funds                         26,895                   -                    -              26,895
Bonds:
  Convertible Securities                             -                   -                  108                 108
  Fixed-Income Exchange-Traded Funds            31,968                   -                    -              31,968
  U.S. Treasury Securities                         970                   -                    -                 970
Money Market Instruments:
  Government & U.S. Treasury Money
   Market Funds                                  5,034                   -                    -               5,034
Options:
  Call Options Purchased                           319                   -                    -                 319
Futures(1)                                          72                   -                    -                  72
-------------------------------------------------------------------------------------------------------------------
Total                                          $72,456                  $-                 $109             $72,565
-------------------------------------------------------------------------------------------------------------------

LIABILITIES                                    LEVEL 1             LEVEL 2              LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
Futures(1)                                     $    (6)                 $-                 $  -             $    (6)
-------------------------------------------------------------------------------------------------------------------
Total                                          $    (6)                 $-                 $  -             $    (6)
-------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.6% of net assets at June 30, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

   (a) Non-income-producing security.

   (b) Security was fair valued at June 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $109,000, which represented 0.2% of the Fund's net assets.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

   (c) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $109,000, which represented 0.2% of the Fund's net assets.

   (d) Security was classified at Level 3.

   (e) Restricted security that is not registered under the Securities Act of 1933.

   (f) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2018.

   (g) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (h) All of the coupon is PIK.

   (i) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (j) Securities with a value of $970,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (k) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

================================================================================

6  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $77,859)            $ 72,174
   Purchased options, at market value (cost of $902)                            319
   Cash denominated in foreign currencies (identified cost of $2)                 2
   Receivables:
      Capital shares sold                                                        28
      Dividends and interest                                                     46
   Variation margin on futures contracts                                         65
                                                                           --------
          Total assets                                                       72,634
                                                                           --------
LIABILITIES
   Payables:
      Securities purchased                                                       24
      Capital shares redeemed                                                    15
      Payable to broker                                                          57
   Accrued management fees                                                       35
   Accrued transfer agent's fees                                                  3
   Other accrued expenses and payables                                           42
                                                                           --------
          Total liabilities                                                     176
                                                                           --------
             Net assets applicable to capital shares outstanding           $ 72,458
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $ 99,267
   Accumulated undistributed net investment income                              562
   Accumulated net realized loss on investments, options, and
      futures transactions                                                  (21,162)
   Net unrealized depreciation of investments, options, and
      futures contracts                                                      (6,202)
   Net unrealized depreciation of foreign capital gains tax                      (7)
                                                                           --------
             Net assets applicable to capital shares outstanding           $ 72,458
                                                                           ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $59,050/7,326 capital shares
          outstanding, no par value)                                       $   8.06
                                                                           ========
      Institutional Shares (net assets of $13,408/1,653 capital shares
          outstanding, no par value)                                       $   8.11
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5)                         $   469
   Interest                                                                     48
   Non-cash interest                                                            48
                                                                           -------
      Total income                                                             565
                                                                           -------
EXPENSES
   Management fees                                                             218
   Administration and servicing fees:
      Fund Shares                                                               47
      Institutional Shares                                                       7
   Transfer agent's fees:
      Fund Shares                                                              101
      Institutional Shares                                                       7
   Custody and accounting fees:
      Fund Shares                                                               29
      Institutional Shares                                                       8
   Postage:
      Fund Shares                                                                5
   Shareholder reporting fees:
      Fund Shares                                                                8
   Trustees' fees                                                               16
   Registration fees:
      Fund Shares                                                               11
      Institutional Shares                                                      10
   Professional fees                                                            12
   Other                                                                         7
                                                                           -------
         Total expenses                                                        486
                                                                           -------
NET INVESTMENT INCOME                                                           79
                                                                           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized loss on:
      Investments                                                             (136)
      Foreign currency transactions                                            (14)
      Options                                                               (1,545)
      Futures transactions                                                    (452)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                           (3,536)
      Foreign capital gains tax                                                  4
      Foreign currency translations                                             (9)
      Options                                                                  860
      Futures contracts                                                        103
                                                                           -------
         Net realized and unrealized loss                                   (4,725)
                                                                           -------
   Decrease in net assets resulting from operations                        $(4,646)
                                                                           =======

See accompanying notes to financial statements.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended
December 31, 2017

--------------------------------------------------------------------------------------------------

                                                                        6/30/2018       12/31/2017
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $    79          $   373
   Net realized gain (loss) on investments                                   (136)           1,506
   Net realized loss on foreign currency transactions                         (14)               -
   Net realized loss on options                                            (1,545)          (2,354)
   Net realized loss on futures transactions                                 (452)            (210)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                          (3,536)           5,368
      Foreign capital gains tax                                                 4              (11)
      Foreign currency translations                                            (9)             (96)
      Options                                                                 860              842
      Futures contracts                                                       103              (93)
                                                                          ------------------------
      Increase (decrease) in net assets resulting from operations          (4,646)           5,325
                                                                          ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                               -               (2)
      Institutional Shares                                                      -              (30)
                                                                          ------------------------
          Distributions to shareholders                                         -              (32)
                                                                          ------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                             (3,827)          (7,139)
   Institutional Shares                                                         1             (573)
                                                                          ------------------------
      Total net decrease in net assets from capital share
          transactions                                                     (3,826)          (7,712)
                                                                          ------------------------
   Net decrease in net assets                                              (8,472)          (2,419)

NET ASSETS
   Beginning of period                                                     80,930           83,349
                                                                          ------------------------
   End of period                                                          $72,458          $80,930
                                                                          ========================
Accumulated undistributed net investment income:
   End of period                                                          $   562          $   483
                                                                          ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |   9

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Total Return Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

On June 14, 2018, the Trust's Board of Trustees (the Board) approved a Plan of Liquidation and Dissolution for the Fund pursuant to which the Fund will be liquidated on or about August 17, 2018. In approving the liquidation, the Board determined that the liquidation of the Fund is in the best interest of the Fund and its shareholders. Effective the close of business on June 15, 2018, the Fund was closed to new investors.

The Fund's assets are invested pursuant to a dynamic asset allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.  SECURITY VALUATION - The Board has established the Valuation and
    Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

`   9.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2018*
    (IN THOUSANDS)

                                         ASSET DERIVATIVES                   LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------
                              STATEMENT OF                              STATEMENT OF
    DERIVATIVES NOT           ASSETS AND                                ASSETS AND
    ACCOUNTED FOR AS          LIABILITIES                               LIABILITIES
    HEDGING INSTRUMENTS       LOCATION                 FAIR VALUE       LOCATION              FAIR VALUE
    ----------------------------------------------------------------------------------------------------
    Interest rate                                      $  -             Net unrealized            $6**
    contracts                                                           depreciation of
                                                                        investments, options,
                                                                        and futures contracts
    ----------------------------------------------------------------------------------------------------
    Equity contracts          Purchased options;        391**                                      -
                              Net unrealized
                              appreciation of
                              investments, options,
                              and futures contracts
    ----------------------------------------------------------------------------------------------------
    Total                                              $391                                       $6
    ----------------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2018, see the Portfolio of Investments.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 (IN THOUSANDS)

                                                                                       CHANGE IN
                                                                                       UNREALIZED
    DERIVATIVES NOT                                                REALIZED GAIN       APPRECIATION/
    ACCOUNTED FOR AS                STATEMENT OF                   (LOSS) ON           (DEPRECIATION)
    HEDGING INSTRUMENTS             OPERATIONS LOCATION            DERIVATIVES         ON DERIVATIVES
    -------------------------------------------------------------------------------------------------
    Interest rate contracts         Net realized gain (loss)          $   (93)                $  -
                                    on Futures transactions/
                                    Change in net unrealized
                                    appreciation/(depreciation)
                                    of Futures contracts
    -------------------------------------------------------------------------------------------------
    Equity contracts                Net realized gain (loss) on        (1,904)                 963
                                    Options and Futures
                                    transactions/Change in
                                    net unrealized appreciation/
                                    (depreciation) of Options
                                    and Futures contracts
    -------------------------------------------------------------------------------------------------
    Total                                                             $(1,997)                $963
    -------------------------------------------------------------------------------------------------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

G. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

H. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2017, the Fund had both pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards for federal income tax purposes, as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                               CAPITAL LOSS CARRYFORWARDS
                   ------------------------------------------------
                   EXPIRES            SHORT-TERM          LONG-TERM
                   -------           -----------         ----------
                   2018              $ 7,811,000         $        -
                   No Expiration       9,262,000          1,806,000
                                     -----------         ----------
                           Total     $17,073,000         $1,806,000
                                     ===========         ==========

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $2,635,000 and $8,320,000, respectively, resulting in net unrealized depreciation of $5,685,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $12,442,000 and $15,730,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At June 30, 2018, the Fund had no securities on loan.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH PERIOD ENDED         YEAR ENDED
                                            JUNE 30, 2018         DECEMBER 31, 2017
    ----------------------------------------------------------------------------------
                                       SHARES        AMOUNT       SHARES       AMOUNT
                                       -----------------------------------------------
    FUND SHARES:
    Shares sold                         204         $ 1,711        511        $  4,296
    Shares issued from
      reinvested dividends                -               -          1               2
    Shares redeemed                    (663)         (5,538)    (1,360)        (11,437)
                                       -----------------------------------------------
    Net decrease from capital
      share transactions               (459)        $(3,827)      (848)       $ (7,139)
                                       ===============================================
    INSTITUTIONAL SHARES:
    Shares sold                          43         $   366         85        $    720
    Shares issued from reinvested
      dividends                           -               -          3              30
    Shares redeemed                     (43)           (365)      (156)         (1,323)
                                       -----------------------------------------------
    Net increase (decrease) from
      capital share transactions          -*        $     1        (68)       $   (573)
                                       ===============================================

*Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

all or a portion of the Fund's assets. For the six-month period ended June 30, 2018, the Fund had no subadviser(s).

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the largest funds within this category.

The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                   ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                (IN BASIS POINTS)(1)
--------------------------------------------------------------------------
+/- 100 to 400                                      +/- 4
+/- 401 to 700                                      +/- 5
+/- 701 and greater                                 +/- 6

(1)Based on the difference between average annual performance relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

Each class's annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the six-month period ended June 30, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $218,000, which

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

included a performance adjustment for the Fund Shares and Institutional Shares of $(23,000) and $(8,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.07)% and (0.12)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $47,000 and $7,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $101,000 and $7,000, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
---------------------------------------------------------------------------------
Target Retirement Income                                                 0.5

Target Retirement 2020                                                   2.3

Target Retirement 2030                                                   6.7

Target Retirement 2040                                                   5.5

Target Retirement 2050                                                   3.3

Target Retirement 2060                                                   0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                       YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014           2013
                             ------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  8.57       $  8.05       $  7.96       $  9.08       $  8.95       $   9.05
                             ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .01           .04           .03           .05           .06            .08
  Net realized and
    unrealized gain (loss)      (.52)          .48           .10         (1.11)          .14(a)        (.14)
                             ------------------------------------------------------------------------------
Total from investment
  operations                    (.51)          .52           .13         (1.06)          .20           (.06)
                             ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.00)(b)      (.03)         (.06)         (.07)          (.04)
  Tax return of capital            -             -          (.01)            -             -              -
                             ------------------------------------------------------------------------------
Total distributions                -          (.00)(b)      (.04)         (.06)         (.07)          (.04)
                             ------------------------------------------------------------------------------
Net asset value at
  end of period              $  8.06       $  8.57       $  8.05       $  7.96       $  9.08       $   8.95
                             ==============================================================================
Total return (%)*              (5.95)         6.46          1.53        (11.69)         2.26(a)        (.62)
Net assets at
  end of period (000)        $59,050       $66,695       $69,463       $76,165       $97,658       $105,313
Ratios to average
  net assets:**
  Expenses (%)(d)               1.31(e)       1.45          1.40          1.26          1.22           1.24(c)
  Net investment
    income (%)                   .16(e)        .38           .24           .54           .66            .87
Portfolio turnover (%)            17            15            26(g)        123(f)         88            105

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $63,195,000.
(a) For the year ended December 31, 2014, the Manager reimbursed the Fund Shares $3,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Does not include acquired fund fees, if any.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(g) Reflects overall decrease in purchases and sales of securities.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                        PERIOD ENDED
                               JUNE 30,                    YEAR ENDED DECEMBER 31,               DECEMBER 31,
                             --------------------------------------------------------------------------------
                                2018          2017          2016          2015          2014          2013***
                             --------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  8.61       $  8.07       $  7.97       $  9.08       $  8.95       $  8.78
                             -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .02           .07           .05           .06           .08           .06
  Net realized and
    unrealized gain (loss)      (.52)          .49           .11         (1.09)          .15(a)        .15
                             -----------------------------------------------------------------------------
Total from investment
  operations                    (.50)          .56           .16         (1.03)          .23           .21
                             -----------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.02)         (.05)         (.08)         (.10)         (.04)
  Tax return of capital            -             -          (.01)            -             -             -
                             -----------------------------------------------------------------------------
Total distributions                -          (.02)         (.06)         (.08)         (.10)         (.04)
                             -----------------------------------------------------------------------------
Net asset value at
  end of period              $  8.11       $  8.61       $  8.07       $  7.97       $  9.08       $  8.95
                             =============================================================================
Total return (%)*              (5.81)         6.92          1.91        (11.42)         2.53(a)       2.37
Net assets at end
  of period (000)            $13,408       $14,235       $13,886       $26,207       $93,564       $85,301
Ratios to average
  net assets:**
  Expenses (%)(c)               1.08(b)       1.05          1.02           .98           .98          1.02(b),(d)
  Net investment income (%)      .40(b)        .79           .55           .80           .91          1.69(b)
Portfolio turnover (%)            17            15            26(f)        123(e)         88           105

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $13,886,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) For the year ended December 31, 2014, the Manager reimbursed the Institutional Shares $2,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01/0.01% per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Does not include acquired fund fees, if any.
(d) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(f) Reflects overall decrease in purchases and sales of securities.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  31

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING                ENDING             DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2018 -
                                        JANUARY 1, 2018         JUNE 30, 2018          JUNE 30, 2018
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $  940.50                 $6.30

Hypothetical
 (5% return before expenses)                1,000.00              1,018.30                  6.56

INSTITUTIONAL SHARES
Actual                                      1,000.00                941.90                  5.20

Hypothetical
 (5% return before expenses)                1,000.00              1,019.44                  5.41

*Expenses are equal to the annualized expense ratio of 1.31% for Fund Shares and 1.08% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (5.95)% for Fund Shares and (5.81)% for Institutional Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  35

================================================================================

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group")

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

and (ii) a larger group of investment companies that includes front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board also noted that the Fund was in the bottom 50% of its performance universe for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board took into account management's discussion of the Fund's performance, as well as management's continued monitoring of the Fund's performance. The Board also took into account potential actions that management was considering taking with respect to the Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
48704-0818                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA ULTRA SHORT-TERM BOND FUND
        FUND SHARES (UUSTX) o INSTITUTIONAL SHARES (UUSIX)
        o R6 SHARES (URUSX)
        JUNE 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         15

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

    Financial Highlights                                                      35

EXPENSE EXAMPLE                                                               38

ADVISORY AGREEMENT(S)                                                         40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 6/30/18 o
                               (% of Net Assets)

                        [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      49.2%
EURODOLLAR AND YANKEE OBLIGATIONS                                          23.2%
ASSET-BACKED SECURITIES                                                    15.2%
COMMERCIAL MORTGAGE SECURITIES                                              5.5%
COLLATERALIZED LOAN OBLIGATIONS                                             3.7%
MONEY MARKET INSTRUMENTS                                                    3.0%
MUNICIPAL OBLIGATIONS                                                       1.9%

                                 [END PIE CHART]

Percentages are of net assets of the Fund, and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o PORTFOLIO RATINGS MIX - 6/30/18 o

                         [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        19.6%
AA                                                                         15.2%
A                                                                          24.2%
BBB                                                                        33.3%
BELOW INVESTMENT-GRADE                                                      4.6%
UNRATED                                                                     3.1%

                                  [END PIE CHART]

These charts reflect the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (98.7%)

              ASSET-BACKED SECURITIES (15.2%)

              FINANCIALS (15.2%)
              ------------------
              ASSET-BACKED FINANCING (14.2%)
$     2,600   AmeriCredit Automobile Receivables Trust                    3.13%        10/08/2020         $  2,606
        860   ARI Fleet Lease Trust(a)                                    1.91          4/15/2026              855
      1,000   ARI Fleet Lease Trust(a)                                    2.28          4/15/2026              986
      1,000   Avis Budget Rental Car Funding AESOP, LLC(a)                3.75          7/20/2020            1,003
        676   Avis Budget Rental Car Funding AESOP, LLC(a)                2.50          2/20/2021              670
        101   California Republic Auto Receivables Trust                  1.57         12/16/2019              101
        991   California Republic Auto Receivables Trust                  2.30         12/16/2019              991
      1,000   California Republic Auto Receivables Trust                  2.34          4/15/2020            1,000
      2,000   Canadian Pacer Auto Receivables Trust(a)                    2.05          3/19/2021            1,983
      1,350   CarMax Auto Owner Trust                                     2.17         10/15/2020            1,344
        356   CNH Equipment Trust                                         1.61          5/17/2021              356
      1,000   Credit Acceptance Auto Loan Trust(a)                        2.65          6/15/2026              988
      2,000   Dell Equipment Finance Trust(a)                             3.24          7/22/2022            2,004
      2,000   Enterprise Fleet Financing, LLC(a)                          2.04          2/22/2022            1,971
      1,000   Great America Leasing Receivables Funding, LLC(a)           2.06          6/22/2020              994
      1,000   Great America Leasing Receivables Funding, LLC(a)           2.36          1/20/2023              986
      2,000   Holmes Master Issuer plc (3 mo. LIBOR + 0.36%)(a)           2.71(b)      10/15/2054            2,002
      1,500   Huntington Auto Trust "B"                                   1.95          6/15/2021            1,498
      1,420   Huntington Auto Trust "C"                                   2.15          6/15/2021            1,418
      2,000   Master Credit Card Trust "A"(a)                             2.26          7/21/2021            1,978
        281   NP SPE II, LLC(a)                                           3.37         10/21/2047              275
      2,000   Prestige Auto Receivables Trust(a)                          2.40          4/15/2021            1,999
      1,000   Prestige Auto Receivables Trust(a)                          3.05          4/15/2021              999
      1,540   Santander Drive Auto Receivables Trust                      2.91          4/15/2020            1,540
        819   Santander Drive Auto Receivables Trust                      2.74         12/15/2021              820
      2,000   Santander Retail Auto Lease Trust(a)                        2.22          1/20/2021            1,979
      1,584   SCF Equipment Leasing, LLC(a)                               3.41         12/20/2023            1,568
      1,335   Securitized Term Auto Receivables Trust(a)                  1.52          3/25/2020            1,329
      1,000   Securitized Term Auto Receivables Trust(a)                  1.89          8/25/2020              995
      2,000   Synchrony Credit Card Master Note Trust "C"                 2.56          6/15/2023            1,970
      1,798   TCF Auto Receivables Owner Trust(a)                         2.55          4/15/2021            1,795
      1,000   Volvo Financial Equipment, LLC(a)                           1.92          3/15/2021              990

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$       388   Wheels SPV, LLC(a)                                          1.59%         5/20/2025         $    386
      2,000   Wheels SPV, LLC(a)                                          1.87          5/20/2025            1,979
                                                                                                          --------
                                                                                                            44,358
                                                                                                          --------
              OTHER ASSET-BACKED SECURITIES (1.0%)
      1,950   BCC Funding XIII, LLC(a)                                    4.78          8/20/2022            1,992
      1,153   BCC Funding XIV, LLC(a)                                     2.20          2/20/2019            1,154
                                                                                                          --------
                                                                                                             3,146
                                                                                                          --------
              Total Financials                                                                              47,504
                                                                                                          --------
              Total Asset-Backed Securities (cost: $47,763)                                                 47,504
                                                                                                          --------

              COLLATERALIZED LOAN OBLIGATIONS (3.7%)

              FINANCIALS (3.7%)
              -----------------
      1,000   Annisa Ltd. (3 mo. LIBOR + 1.55%)(a)                        3.91(b)       7/20/2028            1,001
      2,000   CIFC Funding Ltd. (3 mo. LIBOR + 0.86%)(a)                  3.22(b)      10/25/2027            1,997
      1,000   CIFC Funding Ltd. (3 mo. LIBOR + 0.8%)(a)                   3.16(b)       1/20/2028              998
      2,000   Madison Park Funding XI Ltd.
                (3 mo. LIBOR + 1.16%)(a)                                  3.52(b)       7/23/2029            2,001
      1,500   Octagon Investment Partners 25 Ltd.
                (3 mo. LIBOR + 0.8%)(a)                                   3.16(b)      10/20/2026            1,497
      1,500   Palmer Square Loan Funding 2018-2 Ltd.
                (3 mo. LIBOR + 0.65%)(a)                                  3.01(b)       7/15/2026            1,494
        500   Palmer Square Loan Funding 2018-2 Ltd.
                (3 mo. LIBOR + 1.05%)(a)                                  3.41(b)       7/15/2026              496
      2,000   Sound Point X Ltd. (3 mo. LIBOR + 0.89%)(a)                 3.25(b)       1/20/2028            2,000
                                                                                                          --------
              Total Financials                                                                              11,484
                                                                                                          --------
              Total Collateralized Loan Obligations (cost: $11,491)                                         11,484
                                                                                                          --------

              COMMERCIAL MORTGAGE SECURITIES (5.5%)

              FINANCIALS (5.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
      1,545   CGBAM Commercial Mortgage Trust                             3.21          4/10/2028            1,539
      1,700   Commercial Mortgage Trust (1 mo. LIBOR + 1.60%)(a)          3.65(b)       2/13/2032            1,703
        660   Commercial Mortgage Trust                                   5.95(c)       7/10/2038              660
      2,800   FREMF Mortgage Trust(a)                                     5.54(c)      12/25/2046            2,887
      1,575   FREMF Mortgage Trust(a)                                     3.07(c)      10/25/2047            1,566
        526   GS Mortgage Securities Trust                                1.51          9/10/2047              523
      2,000   J.P. Morgan Chase Commercial Mortgage Securities
                Trust (1 mo. LIBOR + 0.90%)(a)                            2.97(b)      10/15/2029            2,002
      3,000   J.P. Morgan Chase Commercial Mortgage Securities
                Trust (1 mo. LIBOR + 1.40%)(a)                            3.47(b)      10/15/2029            3,002

================================================================================

4  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$         3   J.P. Morgan Chase Commercial Mortgage Securities
                Trust(a)                                                  4.39%         2/15/2046         $      3
        416   LSTAR Commercial Mortgage Trust(a)                          2.42          3/10/2050              409
        117   Morgan Stanley Bank of America Merrill Lynch Trust          1.55          8/15/2047              116
      2,000   Morgan Stanley Capital Trust "A"(3 mo. LIBOR + 0.7%)(a)     2.77(b)      11/15/2034            1,999
                                                                                                          --------
                                                                                                            16,409
                                                                                                          --------
              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED SECURITIES (0.2%)
     25,338   GS Mortgage Securities Trust(a),(d),(e)                     0.82(c)       3/10/2044              371
     11,034   JPMBB Commercial Mortgage Securities Trust(d),(e)           1.29(c)       4/15/2047              237
                                                                                                          --------
                                                                                                               608
                                                                                                          --------
              Total Financials                                                                              17,017
                                                                                                          --------
              Total Commercial Mortgage Securities (cost: $16,767)                                          17,017
                                                                                                          --------

              CORPORATE OBLIGATIONS (49.2%)

              CONSUMER DISCRETIONARY (4.2%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
        420   Phillips-Van Heusen Corp. (1 mo. LIBOR + 1.50%)(f)          3.59          5/19/2021              420
                                                                                                          --------
              AUTOMOBILE MANUFACTURERS (2.3%)
      2,000   Ford Motor Credit Co., LLC (3 mo. LIBOR + 0.43%)            2.79(b)      11/02/2020            1,993
      2,000   General Motors Co. (3 mo. LIBOR + 0.80%)                    3.16(b)       8/07/2020            2,007
      2,000   Hyundai Capital America(a)                                  2.75          9/18/2020            1,968
      1,000   Nissan Motor Acceptance Corp.(a)                            2.55          3/08/2021              978
                                                                                                             6,946
              AUTOMOTIVE RETAIL (0.3%)
      1,000   AutoZone, Inc.                                              4.00         11/15/2020            1,017
                                                                                                          --------
              BROADCASTING (0.8%)
        500   Discovery Communications, LLC                               2.20          9/20/2019              495
      2,000   Discovery Communications, LLC(f),(g)                           -(h)       3/05/2021            2,002
                                                                                                          --------
                                                                                                             2,497
                                                                                                          --------
              CABLE & SATELLITE (0.3%)
      1,000   Time Warner Cable, LLC                                      5.00          2/01/2020            1,021
                                                                                                          --------
              CASINOS & GAMING (0.3%)
      1,000   International Game Technology plc(a),(i)                    5.63          2/15/2020            1,018
                                                                                                          --------
              Total Consumer Discretionary                                                                  12,919
                                                                                                          --------
              CONSUMER STAPLES (1.4%)
              -----------------------
              FOOD RETAIL (0.3%)
      1,000   Kraft Heinz Foods Co. (3 mo. LIBOR + 0.57%)                 2.92(b)       2/10/2021            1,002
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEATS (1.1%)
$     2,000   Tyson Foods, Inc.                                           2.65%         8/15/2019         $  1,993
      1,320   Tyson Foods, Inc. (3 mo. LIBOR + 0.45%)                     2.78(b)       8/21/2020            1,320
                                                                                                          --------
                                                                                                             3,313
                                                                                                          --------
              Total Consumer Staples                                                                         4,315
                                                                                                          --------
              ENERGY (9.4%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      2,795   Anadarko Petroleum Corp.                                    4.85          3/15/2021            2,878
      2,000   Devon Energy Corp.                                          4.00          7/15/2021            2,027
                                                                                                          --------
                                                                                                             4,905
                                                                                                          --------
              OIL & GAS REFINING & MARKETING (0.8%)
      2,480   EnLink Midstream Partners, LP                               2.70          4/01/2019            2,456
                                                                                                          --------
              OIL & GAS STORAGE & TRANSPORTATION (7.0%)
      1,500   Andeavor Logistics, LP / Tesoro Logistics
                Finance Corp.                                             5.50         10/15/2019            1,539
      2,138   Andeavor Logistics, LP / Tesoro Logistics
                Finance Corp.                                             3.50         12/01/2022            2,091
      1,000   Cheniere Energy Partners, LP
                (1 mo. LIBOR + 2.25%)(f)                                  4.34          2/25/2020              999
        780   Columbia Pipeline Group, Inc.                               3.30          6/01/2020              777
        580   DCP Midstream Operating, LP                                 2.70          4/01/2019              576
      1,899   DCP Midstream Operating, LP(a)                              5.35          3/15/2020            1,939
      1,000   Enable Midstream Partners, LP                               2.40          5/15/2019              994
      2,000   Enable Oklahoma Intrastate Transmission, LLC(a)             6.25          3/15/2020            2,078
      1,000   Enbridge Energy Partners, LP                                5.20          3/15/2020            1,029
      1,285   Energy Transfer Equity, LP                                  7.50         10/15/2020            1,373
      2,000   Enterprise Products Operating, LLC                          6.50          1/31/2019            2,042
      2,000   NuStar Logistics, LP                                        4.80          9/01/2020            2,010
      2,000   Rockies Express Pipeline, LLC(a)                            5.63          4/15/2020            2,058
      2,500   Western Gas Partners, LP                                    2.60          8/15/2018            2,499
                                                                                                          --------
                                                                                                            22,004
                                                                                                          --------
              Total Energy                                                                                  29,365
                                                                                                          --------
              FINANCIALS (15.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
      2,500   FS Investment Corp.                                         4.00          7/15/2019            2,503
                                                                                                          --------
              CONSUMER FINANCE (1.3%)
      3,000   Ally Financial, Inc.                                        3.50          1/27/2019            3,000
        720   Capital One Financial Corp. (3 mo. LIBOR + 0.45%)(i)        2.81(b)      10/30/2020              717
        500   Navient Corp.                                               5.50          1/15/2019              505
                                                                                                          --------
                                                                                                             4,222
                                                                                                          --------

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (3.5%)
$     2,000   Bank of America Corp. (3 mo. LIBOR + 0.66%)                 3.02%(b)      7/21/2021         $  2,008
      1,000   Citigroup, Inc.                                             2.50          7/29/2019              996
      1,000   Citigroup, Inc. (3 mo. LIBOR + 1.38%)                       3.71(b)       3/30/2021            1,022
      2,000   Citizens Bank, N.A.                                         2.20          5/26/2020            1,959
      2,000   J.P. Morgan Chase & Co. (3 mo. LIBOR + 0.68%)               2.98(b)       6/01/2021            2,010
      3,000   Wells Fargo & Co.                                           2.55         12/07/2020            2,954
                                                                                                          --------
                                                                                                            10,949
                                                                                                          --------
              INVESTMENT BANKING & BROKERAGE (1.3%)
      1,000   Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.78%)(i)          3.14(b)      10/31/2022            1,001
      3,000   Morgan Stanley (3 mo. LIBOR + 0.55%)                        2.90(b)       2/10/2021            3,006
                                                                                                          --------
                                                                                                             4,007
                                                                                                          --------
              LIFE & HEALTH INSURANCE (0.9%)
      1,350   Jackson National Life Global Funding(a)                     2.60         12/09/2020            1,330
        535   Protective Life Global Funding(a)                           2.70         11/25/2020              528
      1,000   Protective Life Global Funding
                (3 mo. LIBOR + 0.52%)(a),(i)                              2.86(b)       6/28/2021            1,000
                                                                                                          --------
                                                                                                             2,858
                                                                                                          --------
              MULTI-LINE INSURANCE (1.3%)
      3,000   Assurant, Inc. (3 mo. LIBOR + 1.25%)                        3.59(b)       3/26/2021            3,008
      1,000   MassMutual Global Funding II(a)                             2.10          8/02/2018            1,000
                                                                                                          --------
                                                                                                             4,008
                                                                                                          --------
              REGIONAL BANKS (5.9%)
      2,000   BB&T Corp.                                                  5.25         11/01/2019            2,056
      1,000   CIT Group, Inc.                                             5.38          5/15/2020            1,029
      1,000   CIT Group, Inc.                                             4.13          3/09/2021              996
      2,470   Compass Bank                                                2.75          9/29/2019            2,457
      2,740   Huntington National Bank                                    2.40          4/01/2020            2,703
      2,075   KeyCorp                                                     2.90          9/15/2020            2,059
      3,000   Manufacturers & Traders Trust Co.
                (3 mo. LIBOR + 0.64%)                                     2.94(b)      12/01/2021            2,993
      1,000   MUFG Americas Holdings Corp.                                2.25          2/10/2020              985
      1,000   MUFG Union Bank N.A.                                        2.63          9/26/2018            1,000
      2,000   SunTrust Banks, Inc. (3 mo. LIBOR + 0.80%)                  3.12(b)       5/29/2019            2,009
                                                                                                          --------
                                                                                                            18,287
                                                                                                          --------
              Total Financials                                                                              46,834
                                                                                                          --------
              HEALTH CARE (4.6%)
              ------------------
              BIOTECHNOLOGY (0.7%)
      2,000   Amgen, Inc.                                                 3.45         10/01/2020            2,017
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.8%)
$     1,700   Becton Dickinson & Co.                                      2.40%         6/05/2020         $  1,670
        787   Zimmer Holdings, Inc. (1 mo. LIBOR + 1.38%)(f)              3.47          5/29/2019              787
                                                                                                          --------
                                                                                                             2,457
                                                                                                          --------
              HEALTH CARE FACILITIES (1.1%)
      2,389   HCA Inc. (1 mo. LIBOR + 1.50%)(f)                           3.59          6/10/2020            2,394
      1,000   HCA, Inc.                                                   6.50          2/15/2020            1,040
                                                                                                          --------
                                                                                                             3,434
                                                                                                          --------
              HEALTH CARE SERVICES (1.4%)
      2,000   CVS Health Corp. (3 mo. LIBOR + 0.72%)                      3.05(b)       3/09/2021            2,011
      2,275   Express Scripts, Inc. (1 mo. LIBOR + 1.13%)(f)              3.22          4/28/2020            2,269
                                                                                                          --------
                                                                                                             4,280
                                                                                                          --------
              PHARMACEUTICALS (0.6%)
      2,000   Shire Acquisitions Investments Ireland
                Designated Activity Co.                                   1.90          9/23/2019            1,969
                                                                                                          --------
              Total Health Care                                                                             14,157
                                                                                                          --------
              INDUSTRIALS (2.1%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
      1,000   Arconic, Inc.                                               5.40          4/15/2021            1,031
        802   Rockwell Collins, Inc. (1 mo. LIBOR + 1.25%)(f)             3.30         12/16/2019              800
                                                                                                          --------
                                                                                                             1,831
                                                                                                          --------
              AGRICULTURE & FARM MACHINERY (0.2%)
        500   CNH Industrial Capital, LLC                                 3.38          7/15/2019              502
                                                                                                          --------
              AIRLINES (0.2%)
        567   Continental Airlines, Inc. Pass-Through Trust "B"           6.25         10/11/2021              583
                                                                                                          --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,000   International Lease Finance Corp.                           6.25          5/15/2019            1,025
                                                                                                          --------
              TRUCKING (0.8%)
        640   Penske Truck Leasing Co., LP / PTL Finance Corp.(a)         3.20          7/15/2020              639
      2,000   Ryder System, Inc.                                          2.50          5/11/2020            1,977
                                                                                                          --------
                                                                                                             2,616
                                                                                                          --------
              Total Industrials                                                                              6,557
                                                                                                          --------
              INFORMATION TECHNOLOGY (2.5%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
      2,000   First Data Corp.(f),(g)                                        -(h)       6/02/2020            2,001
                                                                                                          --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
      1,000   FLIR Systems, Inc.                                          3.13          6/15/2021              990
                                                                                                          --------

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.6%)
$     2,000   QUALCOMM, Inc.                                              2.10%         5/20/2020         $  1,999
                                                                                                          --------
              SYSTEMS SOFTWARE (0.5%)
      1,500   Symantec Corp. (3 mo. LIBOR + 1.50%)(f)                     3.88          7/28/2019            1,496
                                                                                                          --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.4%)
      1,348   Dell, Inc. (1 mo. LIBOR + 1.50%)(f)                         3.60         12/31/2018            1,346
                                                                                                          --------
              Total Information Technology                                                                   7,832
                                                                                                          --------
              MATERIALS (2.9%)
              ----------------
              CONSTRUCTION MATERIALS (1.0%)
      2,000   Vulcan Materials Co. (3 mo. LIBOR + 0.60%)                  2.94(b)       6/15/2020            1,998
      1,000   Vulcan Materials Co. (3 mo. LIBOR + 0.65%)                  2.95(b)       3/01/2021            1,002
                                                                                                          --------
                                                                                                             3,000
                                                                                                          --------
              DIVERSIFIED CHEMICALS (0.7%)
      2,065   Ei Du Pont De Nemours                                       2.20          5/01/2020            2,036
                                                                                                          --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      1,000   Monsanto Co.                                                2.13          7/15/2019              991
      1,000   Mosaic Co.                                                  3.25         11/15/2022              972
                                                                                                          --------
                                                                                                             1,963
                                                                                                          --------
              SPECIALTY CHEMICALS (0.6%)
      2,000   Sherwin-Williams Co.                                        2.25          5/15/2020            1,968
                                                                                                          --------
              Total Materials                                                                                8,967
                                                                                                          --------
              REAL ESTATE (5.2%)
              ------------------
              REAL ESTATE OPERATING COMPANIES (1.2%)
      3,650   MOBR-04, LLC                                                3.10          9/01/2024            3,650
                                                                                                          --------
              REITs - DIVERSIFIED (0.6%)
      2,000   Select Income                                               3.60          2/01/2020            1,990
                                                                                                          --------
              REITs - HEALTH CARE (2.2%)
      3,000   Sabra Health Care Ltd. (1 mo. LIBOR + 1.45%)(f)             3.54          8/17/2020            2,985
      2,340   Senior Housing Properties Trust                             3.25          5/01/2019            2,339
        500   Senior Housing Properties Trust                             6.75          4/15/2020              518
        765   Ventas Realty, LP / Ventas Capital Corp.                    2.70          4/01/2020              757
                                                                                                          --------
                                                                                                             6,599
                                                                                                          --------
              REITs - OFFICE (0.4%)
      1,333   SL Green Operating Partnership, LP                          3.25         10/15/2022            1,297
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------

              REITs - RETAIL (0.8%)
$     2,000   National Retail Properties, Inc.                            5.50%         7/15/2021         $  2,104
        500   Regency Centers, LP                                         4.80          4/15/2021              514
                                                                                                          --------
                                                                                                             2,618
                                                                                                          --------
              Total Real Estate                                                                             16,154
                                                                                                          --------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
      2,000   AT&T Inc.(f),(g)                                               -(h)       5/15/2019            1,999
                                                                                                          --------
              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
        990   DPL, Inc.                                                   6.75         10/01/2019            1,026
      1,167   Mississippi Power Co. (3 mo. LIBOR + 0.65%)                 2.99(b)       3/27/2020            1,167
      1,000   NextEra Energy Capital Holdings, Inc.                       2.70          9/15/2019              995
                                                                                                          --------
                                                                                                             3,188
                                                                                                          --------
              MULTI-UTILITIES (0.3%)
      1,000   Dominion Energy, Inc.                                       2.96          7/01/2019              998
                                                                                                          --------
              Total Utilities                                                                                4,186
                                                                                                          --------
              Total Corporate Obligations (cost: $154,275)                                                 153,285
                                                                                                          --------

              EURODOLLAR AND YANKEE OBLIGATIONS (23.2%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.8%)
      1,390   Daimler Finance, N.A., LLC (3 mo. LIBOR + 0.45%)(a)         2.78(b)       2/22/2021            1,391
      1,000   Nissan Motor Acceptance Corp.(a)                            2.35          3/04/2019              997
                                                                                                          --------
              Total Consumer Discretionary                                                                   2,388
                                                                                                          --------
              ENERGY (1.0%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
      1,000   Petrobras Global Finance B.V.
                (3 mo. LIBOR + 2.14%)(i)                                  4.49(b)       1/15/2019              997
                                                                                                          --------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
      2,000   Schlumberger Finance Canada Ltd.(a)                         2.20         11/20/2020            1,952
                                                                                                          --------
              Total Energy                                                                                   2,949
                                                                                                          --------
              FINANCIALS (15.1%)
              ------------------
              DIVERSIFIED BANKS (11.1%)
      2,000   ABN AMRO Bank N.V. (3 mo. LIBOR + 0.41%)(a)                 2.77(b)       1/19/2021            2,000
        800   ANZ New Zealand International Ltd.
                (3 mo. LIBOR + 1.01%)(a)                                  3.37(b)       7/28/2021              811

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Australia & New Zealand Banking Group Ltd.
                (3 mo. LIBOR + 0.40%)                                     2.72%(b)     12/03/2019         $    997
      1,250   Australia & New Zealand Banking Group Ltd.
                (3 mo. LIBOR + 0.46%)(i)                                  2.78(b)       5/17/2021            1,248
      1,700   Bank of Nova Scotia                                         2.05          6/05/2019            1,689
      3,000   Commonwealth Bank of Australia
                (3 mo. LIBOR + 0.83%)(a)                                  3.14(b)       9/06/2021            3,034
      1,500   Cooperatieve Rabobank U.A.
                (3 mo. LIBOR + 0.48%)(i)                                  2.82(b)       1/10/2023            1,500
      2,000   Credit Agricole S.A. (3 mo. LIBOR + 1.02%)(a),(i)           3.38(b)       4/24/2023            1,996
      1,000   Credit Suisse Group Funding Guernsey Ltd.                   2.75          3/26/2020              990
        700   Credit Suisse Group Funding Guernsey Ltd.
                (3 mo. LIBOR + 2.29%)                                     4.65(b)       4/16/2021              735
      2,000   HSBC Holdings plc (3 mo. LIBOR + 0.6%)(i)                   2.93(b)       5/18/2021            2,003
      1,000   ING Bank N.V. (3 mo. LIBOR + 0.69%)(a)                      3.03(b)      10/01/2019            1,005
      1,000   National Australia Bank Ltd.
                (3 mo. LIBOR + 0.6%)(a),(i)                               2.94(b)       4/12/2023              999
      3,000   Royal Bank of Canada                                        1.88          2/05/2020            2,953
      2,000   Santander UK plc (3 mo. LIBOR + 0.62%)(i)                   2.92(b)       6/01/2021            2,000
      2,000   Skandinaviska Enskilda Banken AB
                (3 mo. LIBOR + 0.43%)(a),(i)                              2.75(b)       5/17/2021            1,999
      2,000   Stadshypotek AB                                             1.88         10/02/2019            1,977
      1,000   Standard Chartered PLC(a)                                   3.05          1/15/2021              987
      1,500   Svenska Handelsbanken AB (3 mo. LIBOR + 1.15%)              3.49(b)       3/30/2021            1,528
      2,000   Toronto-Dominion Bank(a)                                    2.25          3/15/2021            1,957
      2,000   Westpac Banking Corp. (3 mo. LIBOR + 0.85%)                 3.18(b)       8/19/2021            2,023
                                                                                                          --------
                                                                                                            34,431
                                                                                                          --------
              DIVERSIFIED CAPITAL MARKETS (2.1%)
      3,000   Deutsche Bank AG (3 mo. LIBOR + 0.97%)                      3.31(b)       7/13/2020            2,982
      2,000   UBS Group Funding Switzerland AG
                (3 mo. LIBOR + 1.78%)(a)                                  4.13(b)       4/14/2021            2,065
      1,425   UBS Group Funding Switzerland AG(a)                         3.00          4/15/2021            1,404
                                                                                                          --------
                                                                                                             6,451
                                                                                                          --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      2,000   ING Bank N.V. (3 mo. LIBOR + 0.88%)(a)                      3.22(b)       8/15/2021            2,025
                                                                                                          --------
              PROPERTY & CASUALTY INSURANCE (0.6%)
      2,000   Suncorp-Metway Ltd.(a)                                      2.38         11/09/2020            1,953
                                                                                                          --------
              REAL ESTATE SERVICES (0.7%)
      2,000   Prologis International Funding II S.A.(a)                   4.88          2/15/2020            2,043
                                                                                                          --------
              Total Financials                                                                              46,903
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.3%)
              ------------------
              PHARMACEUTICALS (0.3%)
$     1,000   Bayer U.S. Finance II, LLC
                (3 mo. LIBOR + 0.63%)(a),(i)                              2.97%(b)      6/25/2021         $  1,002
                                                                                                          --------
              INDUSTRIALS (2.7%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
      1,400   BAE Systems Holdings, Inc.(a)                               6.38          6/01/2019            1,443
      1,000   BAE Systems Holdings, Inc.(a)                               2.85         12/15/2020              988
                                                                                                          --------
                                                                                                             2,431
                                                                                                          --------
              INDUSTRIAL CONGLOMERATES (1.3%)
      2,000   CK Hutchison International II Ltd.(a)                       2.25          9/29/2020            1,957
      2,000   Hutchison Whampoa International 11 Ltd.(a)                  4.63          1/13/2022            2,056
                                                                                                          --------
                                                                                                             4,013
                                                                                                          --------
              MARINE (0.3%)
      1,000   A.P. Moller - Maersk A/S(a)                                 2.55          9/22/2019              990
                                                                                                          --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,000   AerCap Ireland Capital DAC / AerCap
                Global Aviation Trust                                     5.00         10/01/2021            1,031
                                                                                                          --------
              Total Industrials                                                                              8,465
                                                                                                          --------
              INFORMATION TECHNOLOGY (0.6%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
      2,000   Tyco Electronics Group S.A.                                 2.35          8/01/2019            1,990
                                                                                                          --------
              MATERIALS (2.1%)
              ----------------
              COMMODITY CHEMICALS (0.6%)
      1,000   Braskem Finance Ltd.(a)                                     5.75          4/15/2021            1,038
      1,000   Braskem Netherlands Finance B.V.(a)                         3.50          1/10/2023              945
                                                                                                          --------
                                                                                                             1,983
                                                                                                          --------
              DIVERSIFIED METALS & MINING (0.7%)
      1,000   Glencore Funding, LLC (3 mo. LIBOR + 1.36%)(a)              3.71(b)       1/15/2019            1,004
      1,000   Glencore Funding, LLC(a)                                    3.13          4/29/2019              999
                                                                                                          --------
                                                                                                             2,003
                                                                                                          --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      2,000   Syngenta Finance N.V.(a)                                    3.70          4/24/2020            1,994
                                                                                                          --------
              STEEL (0.2%)
        500   ArcelorMittal                                               5.13          6/01/2020              515
                                                                                                          --------
              Total Materials                                                                                6,495
                                                                                                          --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              REAL ESTATE (0.6%)
              ------------------
              REITs - RETAIL (0.6%)
$     1,000   Scentre Group Trust(a)                                      2.38%        11/05/2019         $    988
      1,000   Scentre Group Trust(a)                                      2.38          4/28/2021              967
                                                                                                          --------
              Total Real Estate                                                                              1,955
                                                                                                          --------
              Total Eurodollar and Yankee Obligations (cost: $72,676)                                       72,147
                                                                                                          --------

              MUNICIPAL OBLIGATIONS (1.9%)

              MICHIGAN (0.6%)
      2,000   Clintondale Community Schools                               2.61          5/01/2021            1,972
                                                                                                          --------
              TENNESSEE (1.0%)
      3,010   Metropolitan Nashville Airport Auth.
                (Put Date 7/6/2018) (LOC - Regions Bank)(j)               2.61          4/01/2030            3,010
                                                                                                          --------
              WISCONSIN (0.3%)
      1,000   Public Finance Auth. (LOC - Citizens Financial Group)       2.75          6/01/2020              981
                                                                                                          --------
              Total Municipal Obligations (cost: $6,010)                                                     5,963
                                                                                                          --------
              Total Bonds (cost: $308,982)                                                                 307,400
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (3.0%)

              COMMERCIAL PAPER (2.6%)
      2,000   Catholic Health Initiatives                                 2.55          7/05/2018            1,999
      3,000   Ei Du Pont De Nemours(a)                                    2.17          7/03/2018            3,000
      2,000   Enbridge Energy Partners, LP(a)                             3.02          7/26/2018            1,996
      1,200   Energy Transfer Partners(a)                                 2.65          7/02/2018            1,200
                                                                                                          --------
              Total Commercial Paper (cost: $8,195)                                                          8,195
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
  1,144,145   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.74%(k) (cost: $1,144)                                                       1,144
                                                                                                          --------
              Total Money Market Instruments (cost: $9,339)                                                  9,339
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $318,321)                                                          $316,739
                                                                                                          ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                                LEVEL 1            LEVEL 2           LEVEL 3           TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                              $    -           $ 47,504                $-        $ 47,504
  Collateralized Loan Obligations                           -             11,484                 -          11,484
  Commercial Mortgage Securities                            -             17,017                 -          17,017
  Corporate Obligations                                     -            153,285                 -         153,285
  Eurodollar and Yankee Obligations                         -             72,147                 -          72,147
  Municipal Obligations                                     -              5,963                 -           5,963
Money Market Instruments:
  Commercial Paper                                          -              8,195                 -           8,195
  Government & U.S. Treasury
    Money Market Funds                                  1,144                  -                 -           1,144
------------------------------------------------------------------------------------------------------------------
Total                                                  $1,144           $315,595                $-        $316,739
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.5% of net assets at June 30, 2018.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    LIBOR  London Interbank Offered Rate

    REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

    (c) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (e) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $608,000, which represented 0.2% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

    (f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (g) Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

    (h) The senior loan will settle after June 30, 2018, at which time the interest rate will be determined.

    (i) At June 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (j) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (k) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $318,321)                                $316,739
   Cash                                                                                               29
   Receivables:
      Capital shares sold                                                                            253
      USAA Asset Management Company (Note 7)                                                           2
      Interest                                                                                     1,793
      Securities sold                                                                              1,061
                                                                                                --------
         Total assets                                                                            319,877
                                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                                         8,014
      Capital shares redeemed                                                                        292
      Dividends on capital shares                                                                     24
   Accrued management fees                                                                            75
   Accrued transfer agent's fees                                                                      11
   Other accrued expenses and payables                                                                79
                                                                                                --------
         Total liabilities                                                                         8,495
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $311,382
                                                                                                --------
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $316,682
   Undistributed net investment income                                                                 9
   Accumulated net realized loss on investments                                                   (3,727)
   Net unrealized depreciation of investments                                                     (1,582)
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $311,382
                                                                                                ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $300,573/30,316
         capital shares outstanding, no par value)                                              $   9.91
                                                                                                ========
      Institutional Shares (net assets of $5,829/588
         capital shares outstanding, no par value)                                              $   9.92
                                                                                                ========
      R6 Shares (net assets of $4,980/503
         capital shares outstanding, no par value)                                              $   9.91
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                               $ 4,201
                                                                                                 -------
EXPENSES
   Management fees                                                                                   396
   Administration and servicing fees:
      Fund Shares                                                                                    232
      Institutional Shares                                                                             3
      R6 Shares                                                                                        1
   Transfer agent's fees:
      Fund Shares                                                                                    149
      Institutional Shares                                                                             3
   Custody and accounting fees:
      Fund Shares                                                                                     36
      Institutional Shares                                                                             1
      R6 Shares                                                                                        1
   Postage:
      Fund Shares                                                                                     15
   Shareholder reporting fees:
      Fund Shares                                                                                     15
   Trustees' fees                                                                                     16
   Registration fees:
      Fund Shares                                                                                     12
      Institutional Shares                                                                            12
      R6 Shares                                                                                       12
   Professional fees                                                                                  46
   Other                                                                                               9
                                                                                                 -------
            Total expenses                                                                           959
   Expenses reimbursed:
      Institutional Shares                                                                           (10)
      R6 Shares                                                                                      (12)
                                                                                                 -------
            Net expenses                                                                             937
                                                                                                 -------
NET INVESTMENT INCOME                                                                              3,264
                                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                                 127
   Change in net unrealized appreciation/(depreciation)                                           (1,950)
                                                                                                 -------
            Net realized and unrealized loss                                                      (1,823)
                                                                                                 -------
   Increase in net assets resulting from operations                                              $ 1,441
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2018 (unaudited), and year ended December 31,
2017

--------------------------------------------------------------------------------------------------------

                                                                        6/30/2018             12/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $  3,264               $  5,911
   Net realized gain on investments                                           127                    747
   Change in net unrealized appreciation/(depreciation)
      of investments                                                       (1,950)                (1,077)
                                                                         -------------------------------
      Increase in net assets resulting from operations                      1,441                  5,581
                                                                         -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                          (3,135)                (5,735)
      Institutional Shares                                                    (64)                   (99)
      R6 Shares*                                                              (56)                   (77)
                                                                         -------------------------------
         Distributions to shareholders                                     (3,255)                (5,911)
                                                                         -------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                            (28,121)               (41,391)
   Institutional Shares                                                    (1,248)               (11,594)
   R6 Shares*                                                                 (83)                 5,098
                                                                         -------------------------------
      Total net decrease in net assets from
         capital share transactions                                       (29,452)               (47,887)
                                                                         -------------------------------
   Net decrease in net assets                                             (31,266)               (48,217)

NET ASSETS
   Beginning of period                                                    342,648                390,865
                                                                         -------------------------------
   End of period                                                         $311,382               $342,648
                                                                         ===============================
Undistributed net investment income:
   End of period                                                         $      9               $      -
                                                                         ===============================

*R6 Shares commenced operations on March 1, 2017.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

        Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

        General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended June 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2018.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2017, the Fund had net capital loss carryforwards of $3,854,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                           CAPITAL LOSS CARRYFORWARDS
                        --------------------------------
                                  TAX CHARACTER
                        --------------------------------
                        (NO EXPIRATION)         BALANCE
                        ---------------       ----------
                        Short-Term            $2,753,000
                        Long-Term              1,101,000
                                              ----------
                          Total               $3,854,000
                                              ==========

As of June 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2018, were $565,000 and $2,147,000, respectively, resulting in net realized depreciation of $1,582,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2018, were $87,239,000 and $78,574,000, respectively.

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At June 30, 2018, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:


                                       SIX-MONTH PERIOD ENDED                   YEAR ENDED
                                            JUNE 30, 2018                    DECEMBER 31, 2017
-------------------------------------------------------------------------------------------------
                                       SHARES           AMOUNT           SHARES           AMOUNT
                                       ----------------------------------------------------------
FUND SHARES:
Shares sold                             4,729          $ 46,976          10,099         $ 100,885
Shares issued from reinvested
  dividends                               308             3,057             565             5,650
Shares redeemed                        (7,867)          (78,154)        (14,810)         (147,926)
                                       ----------------------------------------------------------
Net decrease from capital
  share transactions                   (2,830)         $(28,121)         (4,146)        $ (41,391)
                                       ==========================================================
INSTITUTIONAL SHARES:
Shares sold                               363          $  3,603           1,082         $  10,805
Shares issued from reinvested
  dividends                                 6                56               8                82
Shares redeemed                          (494)           (4,907)         (2,251)          (22,481)
                                       ----------------------------------------------------------
Net decrease from capital
  share transactions                     (125)         $ (1,248)         (1,161)        $ (11,594)
                                       ==========================================================
R6 SHARES (COMMENCED ON
MARCH 1, 2017):
Shares sold                                 -*         $      -*            511         $   5,098
Shares issued from reinvested
  dividends                                 -*                -*              -*                1
Shares redeemed                            (8)              (83)              -*               (1)
                                       ----------------------------------------------------------
Net increase (decrease) from capital
  share transactions                       (8)         $    (83)            511         $   5,098
                                       ==========================================================

*Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended June 30, 2018, the Fund had no subadviser(s).

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of their assets in investment-grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares includes the performance of the Fund Shares for periods prior to March 1, 2017. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                             ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                          (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------
    +/- 20 to 50                                  +/- 4
    +/- 51 to 100                                 +/- 5
    +/- 101 and greater                           +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the six-month period ended June 30, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $396,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and R6 Shares of $12,000, $(1,000), and less than $(500), respectively. For the Fund Shares, Institutional Shares, and R6 Shares, the performance adjustments were 0.01%, (0.02)%, and less than (0.01)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended June 30, 2018 , the Fund Shares, Institutional Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $232,000, $3,000, and $1,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2018, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2019, to limit the total annual operating expenses of the Institutional Shares and R6 Shares to 0.55% and 0.39%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares and R6 Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2018, the Fund incurred

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

reimbursable expenses from the Manager for the Institutional Shares and R6 Shares of $10,000 and $12,000, respectively, of which $2,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2018, the Fund Shares, Institutional Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $149,000, $3,000, and less than $500, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2018, USAA and its affiliates owned 501,000 R6 Shares, which represents 99.7% of the R6 Shares outstanding and 1.6% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary
Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                   JUNE 30,                             YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------------
                                    2018           2017           2016           2015           2014           2013
                                -----------------------------------------------------------------------------------
Net asset value at
  beginning of period           $   9.97       $   9.98       $   9.94       $  10.07       $  10.10       $  10.12
                                -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .10            .16            .13            .13            .13            .14
  Net realized and
    unrealized gain (loss)          (.06)          (.01)           .04           (.13)          (.02)          (.01)
                                -----------------------------------------------------------------------------------
Total from investment
  operations                         .04            .15            .17           (.00)(a)        .11            .13
                                -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.10)          (.16)          (.13)          (.13)          (.13)          (.14)
  Realized capital gains               -              -           (.00)(a)       (.00)(a)       (.01)          (.01)
                                -----------------------------------------------------------------------------------
Total distributions                 (.10)          (.16)          (.13)          (.13)          (.14)          (.15)
                                -----------------------------------------------------------------------------------
Net asset value at
  end of period                 $   9.91       $   9.97       $   9.98       $   9.94       $  10.07       $  10.10
                                ===================================================================================
Total return (%)*                    .41           1.51           1.73            .01           1.05           1.22
Net assets at end of
  period (000)                  $300,573       $330,442       $372,155       $426,994       $470,933       $492,875
Ratios to average
  net assets:**
  Expenses (%)(e)                    .59(d)         .58            .61            .59            .58            .58(b)
  Net investment income (%)         2.04(d)        1.60           1.30           1.28           1.27           1.34
Portfolio turnover (%)                27             58(c)          28             20             31             39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $311,279,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Reflects increased trading activity due to large shareholder outflows.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  35

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)

-------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                      JUNE 30,                           YEAR ENDED DECEMBER 31,
                                   --------------------------------------------------------------------------------
                                     2018           2017           2016           2015           2014          2013
                                   --------------------------------------------------------------------------------
Net asset value at
  beginning of period              $ 9.97         $ 9.98        $  9.94        $ 10.07        $ 10.10       $ 10.08
                                   --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .10            .15            .13            .13            .13           .06
  Net realized and
    unrealized gain (loss)           (.05)          (.01)           .04           (.13)          (.02)          .03
                                   --------------------------------------------------------------------------------
Total from investment
  operations                          .05            .14            .17            .00(a)         .11           .09
                                   --------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.10)          (.15)           .13           (.13)          (.13)         (.06)
  Realized capital gains                -              -           (.00)(a)       (.00)(a)       (.01)         (.01)
                                   --------------------------------------------------------------------------------
Total distributions                  (.10)          (.15)          (.13)          (.13)          (.14)         (.07)
                                   --------------------------------------------------------------------------------
Net asset value at
  end of period                    $ 9.92         $ 9.97        $  9.98        $  9.94        $ 10.07       $ 10.10
                                   ================================================================================
Total return (%)*                     .53           1.44           1.69            .04           1.10           .81
Net assets at end of
  period (000)                     $5,829         $7,115        $18,710        $22,454        $69,297       $53,457
Ratios to average
  net assets:**
  Expenses (%)(f)                     .55(b)         .64(d)         .66            .57            .53           .56(b),(c)
  Expenses, excluding
    reimbursements (%)(f)             .87(b)         .75            .66            .57            .53           .56(b),(c)
 Net investment income (%)           2.07(b)        1.51           1.25           1.32           1.33          1.19(b)
Portfolio turnover (%)                 27             58(e)          28             20             31            39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $6,264,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Effective May, 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder outflows.
(f) Does not include acquired fund fees, if any.

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

R6 SHARES (UNAUDITED)

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH
                                                      PERIOD ENDED                PERIOD ENDED
                                                        JUNE 30,                  DECEMBER 31,
                                                      -----------------------------------------
                                                          2018                         2017***
                                                      -----------------------------------------
Net asset value at beginning of period                  $ 9.97                       $ 9.98
                                                        -----------------------------------
Income (loss) from investment operations:
  Net investment income                                    .11                          .15
  Net realized and unrealized loss                        (.06)                        (.01)
                                                        -----------------------------------
Total from investment operations                           .05                          .14
                                                        -----------------------------------
Less distributions from:
  Net investment income                                   (.11)                        (.15)
                                                        -----------------------------------
Net asset value at end of period                        $ 9.91                       $ 9.97
                                                        ===================================

Total return (%)*                                          .51                         1.42
Net assets at end of period (000)                       $4,980                       $5,091
Ratios to average net assets:**
  Expenses (%)(a),(b)                                      .39                          .39
  Expenses, excluding reimbursements (%)(a),(b)            .88                         1.05
  Net investment income (%)(a)                            2.24                         1.81
Portfolio turnover (%)                                      27                           58

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2018, average net assets were
    $4,993,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  37

================================================================================

EXPENSE EXAMPLE

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2018, through June 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE         JANUARY 1, 2018 -
                                        JANUARY 1, 2018         JUNE 30, 2018           JUNE 30, 2018
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00             $1,004.10                  $2.93

Hypothetical
 (5% return before expenses)                 1,000.00              1,021.87                   2.96

INSTITUTIONAL SHARES
Actual                                       1,000.00              1,005.30                   2.73

Hypothetical
 (5% return before expenses)                 1,000.00              1,022.07                   2.76

R6 SHARES
Actual                                       1,000.00              1,005.10                   4.03

Hypothetical
 (5% return before expenses)                 1,000.00              1,021.17                   4.08

*Expenses are equal to the annualized expense ratio of 0.59% for Fund Shares, 0.55% for Institutional Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.41% for Fund Shares, 0.53% for Institutional Shares, and 0.51% for R6 Shares for the six-month period of January 1, 2018, through June 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one- and three-year periods ended December 31, 2017 and was in the top 20% of its performance universe for the five-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure.

The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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94422-0818                                   (C)2018, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item is only required annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the Report to Stockholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to open-end management investment companies.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d)under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.



ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 13. EXHIBITS.

(a)(1). NOT APPLICABLE.  This item is only required in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(a)(4). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.








SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2018

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Assistant Secretary

Date:       08/24/2018
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2018
         ------------------------------


By:*     /S/ JAMES K. DE VRIES
         -----------------------------------------------------
         Signature and Title:  James K. De Vries, Treasurer

Date:     08/27/2018
         ------------------------------

*Print the name and title of each signing officer under his or her signature.